AUGUST 31, 2025 (Unaudited) :: BIG DATA REFINERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DAT
::
Investments
Shares Value
Common Stocks — 100 .0%
Electronic Equipment, Instruments & Components — 7.7%
VusionGroup 825 $ 206,932
Zebra Technologies Corp.,
Class
a
A* 1,053 333,896
540,828
Hotels, Restaurants & Leisure — 3.6%
Genius Sports Ltd.* 19,396 248,075
IT Services — 12.5%
Couchbase, Inc.* 3,198 77,999
MongoDB, Inc., Class
a
A* 1,412 445,641
Snowflake, Inc., Class
a
A* 1,474 351,785
875,425
Professional Services — 1.5%
Innodata, Inc.*(a) 2,732 103,761
Software — 74.7%
AvePoint, Inc.* 10,386 169,915
Braze, Inc., Class
a
A* 6,297 174,427
Cellebrite DI Ltd.* 9,814 160,950
Cognyte Software Ltd.* 5,419 48,392
Commvault Systems, Inc.* 1,648 307,591
Confluent, Inc., Class
a
A* 12,756 253,334
Datadog, Inc., Class
a
A* 2,543 347,577
Dynatrace, Inc.* 5,650 285,890
Elastic NV* 3,596 305,876
Enghouse Systems Ltd. 3,874 64,513
Five9, Inc.* 6,720 180,902
I3 Verticals, Inc., Class
a
A*(a) 2,082 65,479
Informatica, Inc., Class
a
A* 12,876 320,999
InterDigital, Inc. 1,367 371,427
Nice Ltd., ADR*(a) 1,842 260,367
Nutanix, Inc., Class
a
A* 4,030 270,856
Palantir Technologies, Inc.,
Class
a
A* 2,433 381,275
Red Violet, Inc. 995 49,989
Rubrik, Inc., Class
a
A* 3,174 283,756
Investments
Shares Value
Common Stocks (continued)
Strategy, Inc., Class
a
A* 830 $ 277,560
Teradata Corp.* 8,364 175,477
Tyler Technologies, Inc.* 540 303,955
Verint Systems, Inc.* 5,318 108,434
Weave Communications, Inc.* 5,784 44,999
5,213,940
Total Common Stocks
(Cost $6,744,800)
6,982,029
Securities Lending Reinvestments (b) — 0 .6%
Investment Companies — 0 .6%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (c)
(Cost $40,166) 40,166 40,166
Total Investments — 100.6%
(Cost $6,784,966) 7,022,195
Liabilities in excess of other assets — (0.6%) (39,653)
Net Assets — 100.0% $ 6,982,542
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2025. The total value of securities on loan at August 31,
2025 was $134,384, collateralized in the form of cash with a value of $40,166 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $102,395 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 4.88%, and maturity dates ranging
from September 4, 2025 – August 15, 2054. The total value of collateral is $142,561.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $40,166.
(c) Rate shown is the 7-day yield as of August 31, 2025.
Abbreviations
ADR American Depositary Receipt
DI Depositary Interest
Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of August 31, 2025:
United States 85 .8%
Israel 6 .7%
United Kingdom 3 .6%
France 3 .0%
Canada 0 .9%
Other
a
0.0%
*
100 .0%
*
Amount represents less than 0.05%.
a
Includes any non-equity securities and net other assets (liabilities).

DECLINE OF THE RETAIL STORE ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMTY
::
Investments
Principal
Amount Value
Short-Term Investments — 99 .5%
Repurchase Agreements (a) — 99 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $2,407,432
(Cost $2,406,282) $ 2,406,282
$ 2,406,282
Total Investments — 99.5%
(Cost $2,406,282) 2,406,282
Other assets less liabilities — 0.5% 10,924
Net Assets — 100.0% $ 2,417,206
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,014,182) 3/8/2027 BNP Paribas (4.68)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (176,705)
(220,892) 11/6/2026 Goldman Sachs International (4.08)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (19,343)
(495,566) 11/6/2026 Societe Generale (3.98)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (40,536)
(685,726) 1/26/2026 UBS AG (4.73)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (143,668)
(2,416,366) (380,252)
Total Unrealized
Depreciation
(380,252)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
Investments Shares Value
Common Stocks — 91 .0%
Construction & Engineering — 6.8%
Ferrovial SE 49,496 $ 2,703,602
Vinci SA 51,070 6,924,653
9,628,255
Diversified Telecommunication Services — 2.4%
Cellnex Telecom SA(a) 58,877 2,093,269
China Tower Corp. Ltd.,
Class
a
H(a) 465,937 701,700
Helios Towers plc* 85,332 151,319
Infrastrutture Wireless Italiane
SpA(a) 35,299 427,830
RAI Way SpA(a) 9,285 65,609
3,439,727
Electric Utilities — 10.9%
Edison International 28,698 1,610,819
Elia Group SA/NV 5,037 576,314
Eversource Energy 27,301 1,749,175
Exelon Corp. 75,297 3,288,973
Fortis, Inc. 50,368 2,506,756
Hydro One Ltd.(a) 32,039 1,166,687
PG&E Corp. 163,292 2,495,102
Redeia Corp. SA 40,525 787,483
Terna - Rete Elettrica Nazionale 141,809 1,426,097
15,607,406
Gas Utilities — 8.4%
APA Group*(b) 130,250 750,983
Atmos Energy Corp. 11,847 1,968,142
Beijing Enterprises Holdings
Ltd. 47,995 199,233
Brookfield Infrastructure Corp.,
Class
a
A 12,183 490,000
Chesapeake Utilities Corp. 1,731 213,917
China Gas Holdings Ltd. 266,568 266,038
China Resources Gas Group
Ltd. 90,110 231,416
Enagas SA 24,138 376,003
ENN Energy Holdings Ltd. 74,550 597,701
Hong Kong & China Gas Co.
Ltd. 1,080,660 971,769
Italgas SpA 62,321 560,308
Kunlun Energy Co. Ltd. 363,123 337,247
Naturgy Energy Group SA 15,874 503,274
New Jersey Resources Corp. 7,604 359,593
Northwest Natural Holding Co. 2,881 119,648
ONE Gas, Inc. 4,536 347,004
Snam SpA 206,629 1,257,990
Southwest Gas Holdings, Inc. 4,574 365,371
Spire, Inc. 4,479 343,091
Toho Gas Co. Ltd. 8,949 272,450
Tokyo Gas Co. Ltd. 34,885 1,336,956
Towngas Smart Energy Co.
Ltd.*(b) 117,575 60,481
11,928,615
Investments Shares Value
Common Stocks (continued)
Media — 0.2%
Eutelsat Communications
SACA* 24,317 $ 88,333
SES SA, Class
a
A, ADR 36,116 252,245
340,578
Multi-Utilities — 12.2%
ACEA SpA 4,278 101,198
CenterPoint Energy, Inc. 48,511 1,829,350
Consolidated Edison, Inc. 26,873 2,639,735
National Grid plc 493,992 6,950,544
NiSource, Inc. 35,108 1,484,015
Northwestern Energy Group,
Inc. 4,578 263,281
Sempra 48,643 4,015,966
Unitil Corp. 1,156 54,286
17,338,375
Oil, Gas & Consumable Fuels — 28.9%
Antero Midstream Corp. 25,408 452,008
Cheniere Energy, Inc. 16,542 4,000,186
DT Midstream, Inc. 7,513 782,704
Enbridge, Inc. 219,723 10,631,371
Gibson Energy, Inc. 16,343 309,760
Hess Midstream LP, Class
a
A 9,982 411,258
Keyera Corp.*(b) 22,874 737,011
Kinder Morgan, Inc. 144,188 3,890,192
Koninklijke Vopak NV 6,274 303,287
New Fortress Energy, Inc.*(b) 9,184 22,593
ONEOK, Inc. 46,589 3,558,468
Pembina Pipeline Corp. 58,327 2,202,950
South Bow Corp. 20,909 579,457
Targa Resources Corp. 16,180 2,714,357
TC Energy Corp. 104,782 5,456,736
Williams Cos., Inc. (The) 91,070 5,271,132
41,323,470
Specialized REITs — 8.4%
American Tower Corp., REIT 34,916 7,117,627
Crown Castle, Inc., REIT 32,479 3,219,968
SBA Communications Corp.,
Class
a
A, REIT 7,986 1,635,932
11,973,527
Transportation Infrastructure — 8.0%
Aena SME SA(a) 73,795 2,135,873
Aeroports de Paris SA 3,944 518,162
Anhui Expressway Co. Ltd.,
Class
a
H 40,875 61,558
Atlas Arteria Ltd. 108,416 378,179
Auckland International Airport
Ltd. 168,554 750,760
Beijing Capital International
Airport Co. Ltd., Class
a
H* 208,173 78,777
China Merchants Port Holdings
Co. Ltd. 118,019 226,939
Corp. America Airports SA* 3,137 67,477
COSCO SHIPPING Ports Ltd. 132,453 95,829

DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
Investments Shares Value
Common Stocks (continued)
Flughafen Zurich AG
(Registered) 1,912 $ 583,529
Fraport AG Frankfurt Airport
Services Worldwide* 3,216 275,219
Getlink SE 31,479 594,761
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR 3,528 360,597
Grupo Aeroportuario del
Pacifico SAB de CV, ADR 4,081 983,521
Grupo Aeroportuario del
Sureste SAB de CV, ADR 1,780 579,764
Hutchison Port Holdings Trust,
Class
a
U 498,644 107,208
Japan Airport Terminal Co. Ltd. 9,304 321,624
Jiangsu Expressway Co. Ltd.,
Class
a
H 129,410 152,726
Shenzhen Expressway Corp.
Ltd., Class
a
H 65,513 60,088
Transurban Group 313,290 2,993,476
Westshore Terminals
Investment Corp. 3,461 64,868
11,390,935
Water Utilities — 4.8%
American States Water Co. 2,860 213,156
American Water Works Co., Inc. 14,487 2,079,029
Beijing Enterprises Water Group
Ltd. 481,362 160,547
California Water Service Group 4,257 199,781
China Water Affairs Group
Ltd.*(b) 85,112 67,801
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, ADR 45,727 1,035,716
Essential Utilities, Inc. 19,059 753,021
H2O America 2,160 108,799
Pennon Group plc 47,131 301,694
Severn Trent plc 26,376 921,904
United Utilities Group plc 68,080 1,058,195
6,899,643
Total Common Stocks
(Cost $128,672,901)
129,870,531
Master Limited Partnerships — 8 .0%
Multi-Utilities — 0.5%
Brookfield Infrastructure
Partners LP 22,733 714,952
Oil, Gas & Consumable Fuels — 7.5%
Cheniere Energy Partners LP 2,772 153,125
Energy Transfer LP 230,366 4,082,086
Enterprise Products Partners LP 108,386 3,483,526
Genesis Energy LP 7,988 135,716
MPLX LP 28,067 1,427,768
Plains All American Pipeline LP 34,495 620,910
Plains GP Holdings LP Class A 14,697 283,652
Western Midstream Partners LP 14,455 566,781
10,753,564
Total Master Limited Partnerships
(Cost $10,381,570)
11,468,516
Investments Shares Value
Closed End Funds — 0 .5%
Capital Markets — 0.5%
3i Infrastructure plc 65,395 $ 301,403
Hicl Infrastructure plc 201,316 325,974
Total Closed End Funds
(Cost $692,516)
627,377
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (d)
(Cost $165,389) 165,389 165,389
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (e) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $470,524
(Cost $470,299) $ 470,299
470,299
Total Investments — 99.9%
(Cost $140,382,675) 142,602,112
Other assets less liabilities — 0.1% 199,459
Net Assets — 100.0% $ 142,801,571
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at August
31, 2025. The total value of securities on loan at August 31,
2025 was $1,130,036, collateralized in the form of cash with a value of $165,389 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $1,083,956 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.75%, and maturity dates ranging from September 4, 2025 – August 15, 2054. The total value of collateral is $1,249,345.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $165,389.
(d) Rate shown is the 7-day yield as of August 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust

AUGUST 31, 2025 (Unaudited) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of August 31, 2025:
United States 49 .3%
Canada 17 .4%
United Kingdom 7 .0%
Spain 6 .0%
France 5 .7%
Australia 2 .9%
Italy 2 .7%
China 1 .8%
Japan 1 .4%
Mexico 1 .4%
Hong Kong 1 .2%
Brazil 0 .7%
New Zealand 0 .5%
Switzerland 0 .4%
Belgium 0 .4%
Netherlands 0 .2%
Germany 0 .2%
Luxembourg 0 .2%
Singapore 0 .1%
Other
a
0 .5%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

EQUITIES FOR RISING RATES ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EQRR
::
Investments
Shares Value
Common Stocks — 99 .9%
Banks — 2.9%
JPMorgan Chase & Co. 464 $ 139,859
Wells Fargo & Co. 1,677 137,816
277,675
Beverages — 1.9%
Constellation Brands, Inc.,
Class
a
A 1,100 178,134
Capital Markets — 4.6%
Interactive Brokers Group, Inc.,
Class
a
A 2,469 153,671
LPL Financial Holdings, Inc. 365 133,035
Raymond James Financial, Inc. 870 147,413
434,119
Chemicals — 1.9%
Corteva, Inc. 2,389 177,240
Consumer Staples Distribution & Retail — 7.6%
Casey's General Stores, Inc. 351 173,577
Kroger Co. (The) 2,487 168,718
Sprouts Farmers Market, Inc.* 1,096 154,032
Walmart, Inc. 2,285 221,599
717,926
Electrical Equipment — 0.9%
Vertiv Holdings Co., Class
a
A 699 89,157
Electronic Equipment, Instruments & Components — 0.9%
Jabil, Inc. 408 83,571
Energy Equipment & Services — 9.5%
Baker Hughes Co., Class
a
A 7,003 317,936
Halliburton Co. 12,954 294,445
Schlumberger NV 7,837 288,715
901,096
Entertainment — 2.3%
Take-Two Interactive Software,
Inc.* 919 214,375
Financial Services — 1.3%
Apollo Global Management, Inc. 934 127,239
Food Products — 4.3%
Archer-Daniels-Midland Co. 3,419 214,166
Hershey Co. (The) 1,064 195,510
409,676
Ground Transportation — 2.4%
Uber Technologies, Inc.* 2,426 227,437
Health Care Providers & Services — 3.8%
CVS Health Corp. 2,593 189,678
McKesson Corp. 244 167,540
357,218
Investments
Shares Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 2.7%
Royal Caribbean Cruises Ltd. 718 $ 260,792
Insurance — 5.6%
Everest Group Ltd. 396 135,385
MetLife, Inc. 1,659 134,976
Progressive Corp. (The) 506 125,012
Reinsurance Group of America,
Inc. 676 131,678
527,051
Interactive Media & Services — 1.1%
Alphabet, Inc., Class
a
A 498 106,029
Media — 2.5%
Fox Corp., Class
a
A 3,910 233,427
Oil, Gas & Consumable Fuels — 20.7%
Cheniere Energy, Inc. 1,111 268,662
ConocoPhillips 2,955 292,456
Coterra Energy, Inc. 10,404 254,274
Diamondback Energy, Inc. 1,906 283,537
EOG Resources, Inc. 2,208 275,602
Marathon Petroleum Corp. 1,592 286,098
Valero Energy Corp. 1,979 300,828
1,961,457
Passenger Airlines — 6.0%
Delta Air Lines, Inc. 4,479 276,713
United Airlines Holdings, Inc.* 2,804 294,420
571,133
Software — 3.4%
Crowdstrike Holdings, Inc.,
Class
a
A* 177 74,995
Datadog, Inc., Class
a
A* 673 91,985
Nutanix, Inc., Class
a
A* 1,180 79,308
Zscaler, Inc.* 280 77,574
323,862
Specialty Retail — 5.5%
AutoZone, Inc.* 61 256,110
Tractor Supply Co. 4,294 265,198
521,308
Technology Hardware, Storage & Peripherals — 3.3%
Dell Technologies, Inc., Class
a
C 717 87,582
HP, Inc. 3,586 102,344
Pure Storage, Inc., Class
a
A* 1,604 124,486
314,412
Textiles, Apparel & Luxury Goods — 2.7%
Deckers Outdoor Corp.* 2,133 255,171

AUGUST 31, 2025 (Unaudited) :: EQUITIES FOR RISING RATES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EQRR
::
Investments
Shares Value
Common Stocks (continued)
Tobacco — 2.1%
Altria Group, Inc. 3,025 $ 203,310
Total Common Stocks
(Cost $8,562,135)
9,472,815
Principal
Amount
Short-Term Investments — 0 .0% (a)
Repurchase Agreements (b) — 0 .0% (a)
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $4,327
(Cost $4,325) $ 4,325
4,325
Total Investments — 99.9%
(Cost $8,566,460) 9,477,140
Other assets less liabilities — 0.1% 11,580
Net Assets — 100.0% $ 9,488,720
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

GLOBAL LISTED PRIVATE EQUITY ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PEX
::
Investments Shares Value
Common Stocks — 86 .9%
Capital Markets — 71.9%
3i Group plc 26,121 $ 1,418,914
Ares Capital Corp. 66,277 1,484,605
Barings BDC, Inc. 20,573 203,673
Capital Southwest Corp. 11,923 273,752
FS KKR Capital Corp. 61,790 1,127,049
Gimv NV 6,276 323,428
Goldman Sachs BDC, Inc. 25,147 287,681
Golub Capital BDC, Inc. 44,928 670,326
Hercules Capital, Inc. 36,086 704,399
Main Street Capital Corp. 18,900 1,252,881
MidCap Financial Investment
Corp. 20,494 270,931
New Mountain Finance Corp. 20,726 220,939
Oaktree Specialty Lending
Corp. 18,719 262,066
Onex Corp. 12,544 1,073,230
Prospect Capital Corp. 82,512 245,886
Ratos AB, Class
a
B 44,049 163,918
Sixth Street Specialty Lending,
Inc. 21,218 518,780
SLR Investment Corp. 10,098 167,829
10,670,287
Financial Services — 15.0%
Compass Diversified Holdings 14,994 112,455
Eurazeo SE 9,117 596,228
Kinnevik AB, Class
a
B* 53,494 479,860
Sofina SA 1,650 499,185
Wendel SE 5,582 537,777
2,225,505
Total Common Stocks
(Cost $12,689,483)
12,895,792
Closed End Funds — 12 .5%
Capital Markets — 12.5%
Apax Global Alpha Ltd.(a) 87,466 193,406
HBM Healthcare Investments
AG Class A 1,235 271,341
HgCapital Trust plc 94,138 638,729
NB Private Equity Partners Ltd. 9,533 180,387
Oakley Capital Investments Ltd. 30,721 231,696
Partners Group Private Equity
Ltd. 13,461 165,354
Syncona Ltd.* 136,267 174,785
Total Closed End Funds
(Cost $1,669,124)
1,855,698
Investments
Principal
Amount Value
Short-Term Investments — 0 .7%
Repurchase Agreements (b) — 0 .7%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $96,639
(Cost $96,591) $ 96,591
$ 96,591
Total Investments — 100.1%
(Cost $14,455,198) 14,848,081
Liabilities in excess of other assets — (0.1%) (19,866)
Net Assets — 100.0% $ 14,828,215
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2025 (Unaudited) :: GLOBAL LISTED PRIVATE EQUITY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PEX
::
Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of August 31, 2025:
United States 52 .6%
United Kingdom 20 .3%
France 7 .7%
Canada 7 .2%
Belgium 5 .5%
Sweden 4 .3%
Switzerland 1 .8%
Other
a
0 .6%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

HEDGE REPLICATION ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks — 14.0%
Aerospace & Defense — 0.3%
AAR Corp.* 44 $ 3,329
AeroVironment, Inc.* 39 9,413
AerSale Corp.* 40 345
Archer Aviation, Inc., Class
a
A* 672 6,014
Astronics Corp.* 37 1,346
Byrna Technologies, Inc.* 22 449
Cadre Holdings, Inc. 35 1,078
Ducommun, Inc.* 17 1,551
Eve Holding, Inc.* 63 248
Intuitive Machines, Inc.* 135 1,184
Kratos Defense & Security
Solutions, Inc.* 203 13,366
Mercury Systems, Inc.* 64 4,323
Moog, Inc., Class
a
A 35 6,855
National Presto Industries, Inc. 6 629
Park Aerospace Corp. 23 431
Redwire Corp.* 41 365
Satellogic, Inc., Class
a
A* 85 317
V2X, Inc.* 21 1,208
VSE Corp. 25 4,060
56,511
Air Freight & Logistics — 0.0%(a)
Forward Air Corp.* 28 841
Hub Group, Inc., Class
a
A 74 2,769
Radiant Logistics, Inc.* 41 265
3,875
Automobile Components — 0.2%
Adient plc* 104 2,579
American Axle & Manufacturing
Holdings, Inc.* 143 832
Cooper-Standard Holdings,
Inc.* 21 773
Dana, Inc. 163 3,286
Dorman Products, Inc.* 34 5,501
Fox Factory Holding Corp.* 52 1,504
Garrett Motion, Inc. 157 2,039
Gentherm, Inc.* 38 1,397
Goodyear Tire & Rubber Co.
(The)* 322 2,731
Holley, Inc.* 73 297
LCI Industries 30 3,163
Luminar Technologies, Inc.,
Class
a
A* 50 85
Modine Manufacturing Co.* 65 8,848
Motorcar Parts of America, Inc.* 22 328
Patrick Industries, Inc. 40 4,474
Phinia, Inc. 49 2,866
Solid Power, Inc.* 179 775
Standard Motor Products, Inc. 26 1,009
Strattec Security Corp.* 5 329
Visteon Corp. 34 4,215
XPEL, Inc.*(b) 30 1,115
48,146
Investments
Shares Value
Common Stocks (continued)
Automobiles — 0.0%(a)
Faraday Future Intelligent
Electric, Inc., Class
a
A* 110 $ 245
Livewire Group, Inc.* 45 173
Winnebago Industries, Inc. 34 1,223
1,641
Banks — 1.7%
1st Source Corp. 24 1,546
ACNB Corp. 13 589
Amalgamated Financial Corp. 29 838
Amerant Bancorp, Inc., Class
a
A 46 989
Ameris Bancorp 82 6,009
Ames National Corp. 11 220
Arrow Financial Corp. 20 595
Associated Banc-Corp. 205 5,529
Atlantic Union Bankshares
Corp. 176 6,288
Axos Financial, Inc.* 64 5,837
Banc of California, Inc. 171 2,893
BancFirst Corp. 26 3,457
Bancorp, Inc. (The)* 56 4,269
Bank First Corp. 11 1,429
Bank of Hawaii Corp. 49 3,338
Bank of Marin Bancorp 18 442
Bank of NT Butterfield & Son
Ltd. (The) 54 2,436
Bank7 Corp. 5 248
BankFinancial Corp. 14 173
BankUnited, Inc. 93 3,645
Bankwell Financial Group, Inc. 9 381
Banner Corp. 42 2,815
Bar Harbor Bankshares 19 613
BayCom Corp. 13 393
BCB Bancorp, Inc. 19 169
Berkshire Hills Bancorp, Inc. 57 1,489
Blue Foundry Bancorp* 24 223
Blue Ridge Bankshares, Inc.* 79 317
Bridgewater Bancshares, Inc.* 26 426
Brookline Bancorp, Inc. 108 1,183
Burke & Herbert Financial
Services Corp. 17 1,081
Business First Bancshares, Inc. 35 875
BV Financial, Inc.* 11 185
Byline Bancorp, Inc. 34 983
C&F Financial Corp. 4 288
Cadence Bank 216 8,130
California BanCorp* 28 472
Camden National Corp. 21 859
Capital Bancorp, Inc. 14 476
Capital City Bank Group, Inc. 17 746
Capitol Federal Financial, Inc. 152 985
Carter Bankshares, Inc.* 28 545
Cathay General Bancorp 83 4,143
CB Financial Services, Inc. 6 200
Central Pacific Financial Corp. 33 1,034
CF Bankshares, Inc. 5 123
Chain Bridge Bancorp, Inc.,
Class
a
A* 3 91

AUGUST 31, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Chemung Financial Corp. 5 $ 270
ChoiceOne Financial Services,
Inc. 18 555
Citizens & Northern Corp. 18 364
Citizens Community Bancorp,
Inc. 12 198
Citizens Financial Services, Inc. 6 360
City Holding Co. 18 2,313
Civista Bancshares, Inc. 19 403
CNB Financial Corp. 35 921
Coastal Financial Corp.* 16 1,832
Colony Bankcorp, Inc. 21 361
Columbia Financial, Inc.* 34 511
Community Financial System,
Inc. 65 3,893
Community Trust Bancorp, Inc. 20 1,168
Community West Bancshares 21 448
ConnectOne Bancorp, Inc. 59 1,510
Customers Bancorp, Inc.* 36 2,581
CVB Financial Corp. 163 3,281
Dime Community Bancshares,
Inc. 49 1,507
Eagle Bancorp Montana, Inc. 9 158
Eagle Bancorp, Inc. 37 719
Eagle Financial Services, Inc. 6 225
Eastern Bankshares, Inc. 243 4,158
ECB Bancorp, Inc.* 9 153
Enterprise Financial Services
Corp. 45 2,756
Equity Bancshares, Inc.,
Class
a
A 20 811
Esquire Financial Holdings, Inc. 9 883
Farmers & Merchants Bancorp,
Inc. 16 423
Farmers National Banc Corp. 45 683
FB Bancorp, Inc.* 22 264
FB Financial Corp. 52 2,791
Fidelity D&D Bancorp, Inc. 6 262
Financial Institutions, Inc. 25 692
Finward Bancorp 4 128
Finwise Bancorp* 11 213
First Bancorp 50 2,729
First Bancorp 199 4,424
First Bancorp, Inc. (The) 13 353
First Bank 27 454
First Busey Corp. 106 2,618
First Business Financial
Services, Inc. 10 523
First Capital, Inc. 4 164
First Commonwealth Financial
Corp. 125 2,219
First Community Bankshares,
Inc. 19 722
First Community Corp. 9 245
First Financial Bancorp 118 3,125
First Financial Bankshares, Inc. 166 6,170
First Financial Corp. 14 826
First Foundation, Inc.* 78 464
First Internet Bancorp 10 251
First Interstate BancSystem,
Inc., Class
a
A 109 3,566
Investments
Shares Value
Common Stocks (continued)
First Merchants Corp. 72 $ 2,989
First Mid Bancshares, Inc. 26 1,051
First National Corp. 10 234
First Savings Financial Group,
Inc. 7 192
First United Corp. 7 262
First Western Financial, Inc.* 10 234
Firstsun Capital Bancorp* 16 608
Five Star Bancorp 19 623
Flagstar Financial, Inc. 375 4,807
Flushing Financial Corp. 40 550
Franklin Financial Services
Corp. 5 233
FS Bancorp, Inc. 8 342
Fulton Financial Corp. 225 4,423
FVCBankcorp, Inc. 19 258
GBank Financial Holdings, Inc.* 11 437
German American Bancorp, Inc. 45 1,880
Glacier Bancorp, Inc. 141 6,930
Great Southern Bancorp, Inc. 11 696
Greene County Bancorp, Inc. 9 216
Guaranty Bancshares, Inc. 11 541
Hancock Whitney Corp. 106 6,670
Hanmi Financial Corp. 37 931
Hanover Bancorp, Inc. 6 135
HarborOne Bancorp, Inc. 47 604
Hawthorn Bancshares, Inc. 7 234
HBT Financial, Inc. 16 424
Heritage Commerce Corp. 74 764
Heritage Financial Corp. 42 1,026
Hilltop Holdings, Inc. 57 2,000
Hingham Institution For Savings
(The) 2 568
Home Bancorp, Inc. 9 506
Home BancShares, Inc. 232 6,904
HomeStreet, Inc.* 23 319
HomeTrust Bancshares, Inc. 20 827
Hope Bancorp, Inc. 144 1,603
Horizon Bancorp, Inc. 54 910
Independent Bank Corp. 25 822
Independent Bank Corp. 61 4,362
International Bancshares Corp. 67 4,793
Investar Holding Corp. 11 258
John Marshall Bancorp, Inc. 16 317
Kearny Financial Corp. 71 479
Lakeland Financial Corp. 32 2,190
Landmark Bancorp, Inc. 6 159
LCNB Corp. 17 275
LINKBANCORP, Inc. 27 197
Live Oak Bancshares, Inc. 44 1,702
MainStreet Bancshares, Inc. 9 204
Mercantile Bank Corp. 20 985
Meridian Corp. 11 173
Metrocity Bankshares, Inc. 24 719
Metropolitan Bank Holding
Corp. 12 953
Mid Penn Bancorp, Inc. 25 753
Middlefield Banc Corp. 9 276
Midland States Bancorp, Inc. 25 460

HEDGE REPLICATION ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
MidWestOne Financial Group,
Inc. 25 $ 756
MVB Financial Corp. 14 342
National Bank Holdings Corp.,
Class
a
A 47 1,843
National Bankshares, Inc. 8 251
NB Bancorp, Inc. 43 812
NBT Bancorp, Inc. 63 2,789
Nicolet Bankshares, Inc. 17 2,351
Northeast Bank 9 995
Northeast Community Bancorp,
Inc. 15 338
Northfield Bancorp, Inc. 47 557
Northpointe Bancshares, Inc. 13 232
Northrim Bancorp, Inc. 7 658
Northwest Bancshares, Inc. 179 2,264
Norwood Financial Corp. 11 298
Oak Valley Bancorp 8 228
OceanFirst Financial Corp. 71 1,306
OFG Bancorp 56 2,506
Ohio Valley Banc Corp. 5 185
Old National Bancorp 395 9,042
Old Point Financial Corp. 5 210
Old Second Bancorp, Inc. 54 997
OP Bancorp 15 218
Orange County Bancorp, Inc. 12 320
Origin Bancorp, Inc. 37 1,439
Orrstown Financial Services,
Inc. 23 802
Pacific Premier Bancorp, Inc. 118 2,890
Park National Corp. 18 3,092
Parke Bancorp, Inc. 12 271
Pathward Financial, Inc. 29 2,305
Patriot National Bancorp, Inc.* 54 81
PCB Bancorp 13 287
Peapack-Gladstone Financial
Corp. 20 580
Peoples Bancorp of North
Carolina, Inc. 5 158
Peoples Bancorp, Inc. 43 1,330
Peoples Financial Services
Corp. 11 577
Pioneer Bancorp, Inc.* 14 184
Plumas Bancorp 7 304
Ponce Financial Group, Inc.* 24 356
Preferred Bank 15 1,416
Primis Financial Corp. 26 298
Princeton Bancorp, Inc. 7 239
Provident Bancorp, Inc.* 20 257
Provident Financial Services,
Inc. 159 3,155
QCR Holdings, Inc. 20 1,568
RBB Bancorp 21 425
Red River Bancshares, Inc. 6 392
Renasant Corp. 116 4,539
Republic Bancorp, Inc., Class
a
A 10 767
Rhinebeck Bancorp, Inc.* 6 80
Richmond Mutual Bancorp, Inc. 11 163
Riverview Bancorp, Inc. 25 126
S&T Bancorp, Inc. 47 1,857
SB Financial Group, Inc. 7 147
Investments
Shares Value
Common Stocks (continued)
Seacoast Banking Corp. of
Florida 105 $ 3,267
ServisFirst Bancshares, Inc. 64 5,642
Shore Bancshares, Inc. 38 653
Sierra Bancorp 15 460
Simmons First National Corp.,
Class
a
A 175 3,636
SmartFinancial, Inc. 18 663
Sound Financial Bancorp, Inc. 3 142
South Plains Financial, Inc. 16 650
Southern First Bancshares,
Inc.* 10 451
Southern Missouri Bancorp,
Inc. 12 690
Southside Bancshares, Inc. 36 1,125
SR Bancorp, Inc. 10 151
Stellar Bancorp, Inc. 58 1,793
Stock Yards Bancorp, Inc. 32 2,583
Texas Capital Bancshares, Inc.* 56 4,848
Third Coast Bancshares, Inc.* 16 637
Timberland Bancorp, Inc. 9 301
Tompkins Financial Corp. 17 1,192
Towne Bank 87 3,192
TriCo Bancshares 38 1,726
Triumph Financial, Inc.* 28 1,722
TrustCo Bank Corp. 23 915
Trustmark Corp. 70 2,819
UMB Financial Corp. 90 10,971
Union Bankshares, Inc. 4 105
United Bankshares, Inc. 175 6,709
United Community Banks, Inc. 149 4,977
United Security Bancshares 17 162
Unity Bancorp, Inc. 9 471
Univest Financial Corp. 36 1,140
USCB Financial Holdings, Inc. 13 226
Valley National Bancorp 598 6,255
Veritex Holdings, Inc. 65 2,233
Virginia National Bankshares
Corp. 6 250
WaFd, Inc. 99 3,114
Washington Trust Bancorp, Inc. 24 728
WesBanco, Inc. 117 3,838
West Bancorp, Inc. 19 379
Westamerica Bancorp 31 1,550
Western New England Bancorp,
Inc. 23 288
WSFS Financial Corp. 72 4,197
365,085
Beverages — 0.0%(a)
MGP Ingredients, Inc. 17 503
National Beverage Corp.* 30 1,261
Vita Coco Co., Inc. (The)* 50 1,787
Zevia PBC, Class
a
A* 39 109
3,660
Biotechnology — 1.1%
4D Molecular Therapeutics,
Inc.* 49 302
89bio, Inc.* 154 1,391

AUGUST 31, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Abeona Therapeutics, Inc.* 54 $ 369
Absci Corp.* 135 323
ACADIA Pharmaceuticals, Inc.* 153 3,976
Actuate Therapeutics, Inc.* 7 59
ADC Therapeutics SA* 89 273
ADMA Biologics, Inc.* 286 4,936
Agios Pharmaceuticals, Inc.* 70 2,640
Akebia Therapeutics, Inc.* 308 967
Akero Therapeutics, Inc.* 86 4,019
Aldeyra Therapeutics, Inc.* 67 391
Alector, Inc.* 98 230
Alkermes plc* 200 5,794
Allogene Therapeutics, Inc.* 187 211
Altimmune, Inc.* 95 364
Amicus Therapeutics, Inc.* 344 2,611
AnaptysBio, Inc.* 24 488
Anavex Life Sciences Corp.* 103 993
Anika Therapeutics, Inc.* 15 141
Annexon, Inc.* 118 243
Apogee Therapeutics, Inc.* 39 1,418
Arbutus Biopharma Corp.* 187 694
Arcellx, Inc.* 45 3,123
Arcturus Therapeutics Holdings,
Inc.* 31 527
Arcus Biosciences, Inc.* 85 900
Arcutis Biotherapeutics, Inc.* 132 2,049
Ardelyx, Inc.* 291 1,851
ArriVent Biopharma, Inc.* 28 535
Arrowhead Pharmaceuticals,
Inc.* 149 3,282
ARS Pharmaceuticals, Inc.* 68 790
Astria Therapeutics, Inc.* 53 328
aTyr Pharma, Inc.* 107 576
Aura Biosciences, Inc.* 46 288
Aurinia Pharmaceuticals, Inc.* 145 1,739
Avidity Biosciences, Inc.* 141 6,568
Avita Medical, Inc.* 33 143
Beam Therapeutics, Inc.* 118 1,930
Benitec Biopharma, Inc.* 18 238
Bicara Therapeutics, Inc.* 42 501
BioCryst Pharmaceuticals, Inc.* 258 2,144
Biohaven Ltd.* 112 1,724
Bridgebio Pharma, Inc.* 193 9,990
Bright Minds Biosciences, Inc.* 6 233
Candel Therapeutics, Inc.* 48 278
Capricor Therapeutics, Inc.* 47 295
Cardiff Oncology, Inc.* 76 160
CareDx, Inc.* 67 915
Cartesian Therapeutics, Inc.* 12 121
Catalyst Pharmaceuticals, Inc.* 143 2,944
Celcuity, Inc.* 35 1,793
Celldex Therapeutics, Inc.* 81 1,788
CG oncology, Inc.* 69 1,851
Cidara Therapeutics, Inc.* 21 1,373
Cogent Biosciences, Inc.* 131 1,582
Coherus Oncology, Inc.* 131 152
Compass Therapeutics, Inc.* 113 394
Corvus Pharmaceuticals, Inc.* 65 373
CRISPR Therapeutics AG* 102 5,287
Cullinan Therapeutics, Inc.* 63 475
Investments
Shares Value
Common Stocks (continued)
Cytokinetics, Inc.* 144 $ 5,088
Day One Biopharmaceuticals,
Inc.* 89 668
Denali Therapeutics, Inc.* 163 2,489
Design Therapeutics, Inc.* 39 216
DiaMedica Therapeutics, Inc.* 33 188
Dianthus Therapeutics, Inc.* 24 566
Disc Medicine, Inc.* 30 1,789
Dynavax Technologies Corp.* 130 1,316
Dyne Therapeutics, Inc.* 116 1,565
Editas Medicine, Inc.* 104 267
Eledon Pharmaceuticals, Inc.* 72 186
Emergent BioSolutions, Inc.* 67 556
Enanta Pharmaceuticals, Inc.* 25 210
Entrada Therapeutics, Inc.* 35 191
Erasca, Inc.* 214 336
Fate Therapeutics, Inc.* 134 139
Fennec Pharmaceuticals, Inc.* 29 257
Foghorn Therapeutics, Inc.* 41 207
Geron Corp.* 749 1,049
Gossamer Bio, Inc.* 234 578
GRAIL, Inc.* 38 1,246
Greenwich Lifesciences, Inc.* 8 92
Gyre Therapeutics, Inc.* 17 132
Heron Therapeutics, Inc.* 189 255
Humacyte, Inc.* 155 240
Ideaya Biosciences, Inc.* 103 2,529
ImmunityBio, Inc.* 284 665
Immunome, Inc.* 91 865
Immunovant, Inc.* 84 1,234
Inhibikase Therapeutics, Inc.* 75 135
Inhibrx Biosciences, Inc.* 11 310
Inmune Bio, Inc.* 21 43
Intellia Therapeutics, Inc.* 127 1,442
Iovance Biotherapeutics, Inc.* 316 705
Ironwood Pharmaceuticals,
Inc., Class
a
A* 197 260
Jade Biosciences, Inc. 40 316
Janux Therapeutics, Inc.* 49 1,113
KalVista Pharmaceuticals, Inc.* 47 633
Keros Therapeutics, Inc.* 42 639
Kodiak Sciences, Inc.* 40 362
Korro Bio, Inc.* 8 185
Krystal Biotech, Inc.* 31 4,579
Kura Oncology, Inc.* 98 774
Kymera Therapeutics, Inc.* 58 2,390
Larimar Therapeutics, Inc.* 52 188
Lexeo Therapeutics, Inc.* 29 139
Madrigal Pharmaceuticals, Inc.* 21 9,195
MannKind Corp.* 373 1,712
MeiraGTx Holdings plc* 51 372
Metsera, Inc.* 22 776
MiMedx Group, Inc.* 146 1,037
Mineralys Therapeutics, Inc.* 48 743
Mirum Pharmaceuticals, Inc.* 54 3,989
Monopar Therapeutics, Inc.* 5 171
Monte Rosa Therapeutics, Inc.* 58 278
Myriad Genetics, Inc.* 112 713
Neurogene, Inc.* 12 222
Nkarta, Inc.* 66 140

HEDGE REPLICATION ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Novavax, Inc.* 185 $ 1,382
Nurix Therapeutics, Inc.* 93 869
Nuvalent, Inc., Class
a
A* 53 4,059
Nuvectis Pharma, Inc.* 16 105
Olema Pharmaceuticals, Inc.* 73 399
Organogenesis Holdings, Inc.,
Class
a
A* 84 433
ORIC Pharmaceuticals, Inc.* 55 563
Oruka Therapeutics, Inc.* 34 503
Palvella Therapeutics, Inc.* 8 433
Perspective Therapeutics, Inc.* 73 245
Praxis Precision Medicines,
Inc.* 22 1,002
Precigen, Inc.* 185 834
Prime Medicine, Inc.* 72 233
Protagonist Therapeutics, Inc.* 72 4,252
Protalix BioTherapeutics, Inc.* 86 133
Protara Therapeutics, Inc.* 40 125
Prothena Corp. plc* 48 394
PTC Therapeutics, Inc.* 96 4,736
Puma Biotechnology, Inc.* 52 262
Recursion Pharmaceuticals,
Inc., Class
a
A* 419 1,969
REGENXBIO, Inc.* 58 518
Relay Therapeutics, Inc.* 163 585
Replimune Group, Inc.* 81 437
Rezolute, Inc.* 83 591
Rhythm Pharmaceuticals, Inc.* 67 6,911
Rigel Pharmaceuticals, Inc.* 22 855
Rocket Pharmaceuticals, Inc.* 103 338
Sana Biotechnology, Inc.* 165 505
Savara, Inc.* 156 512
Scholar Rock Holding Corp.* 100 3,265
SELLAS Life Sciences Group,
Inc.* 118 227
Sionna Therapeutics, Inc.* 15 369
Soleno Therapeutics, Inc.* 50 3,383
Solid Biosciences, Inc.* 81 444
Spyre Therapeutics, Inc.* 61 1,006
Stoke Therapeutics, Inc.* 51 1,008
Syndax Pharmaceuticals, Inc.* 105 1,715
Tango Therapeutics, Inc.* 95 637
Taysha Gene Therapies, Inc.* 204 596
Tectonic Therapeutic, Inc.* 14 358
Tevogen Bio Holdings, Inc.* 35 32
TG Therapeutics, Inc.* 179 5,250
Tonix Pharmaceuticals Holding
Corp.* 9 267
Tourmaline Bio, Inc.* 23 538
Travere Therapeutics, Inc.* 109 1,907
TriSalus Life Sciences, Inc.* 20 104
TuHURA Biosciences, Inc.* 32 86
Twist Bioscience Corp.* 73 1,969
Tyra Biosciences, Inc.* 30 380
Upstream Bio, Inc.* 43 737
UroGen Pharma Ltd.* 45 875
Vanda Pharmaceuticals, Inc.* 69 326
Vaxcyte, Inc.* 155 4,772
Vera Therapeutics, Inc.,
Class
a
A* 63 1,363
Veracyte, Inc.* 97 2,943
Investments
Shares Value
Common Stocks (continued)
Verastem, Inc.* 56 $ 518
Vericel Corp.* 62 2,254
Vir Biotechnology, Inc.* 110 543
Viridian Therapeutics, Inc.* 86 1,581
Voyager Therapeutics, Inc.* 57 191
Xencor, Inc.* 87 707
Xenon Pharmaceuticals, Inc.* 94 3,639
XOMA Royalty Corp.* 12 390
Y-mAbs Therapeutics, Inc.* 45 385
Zenas Biopharma, Inc.* 20 320
Zymeworks, Inc.* 60 889
230,910
Broadline Retail — 0.0%(a)
Groupon, Inc., Class
a
A* 31 809
Kohl's Corp. 135 2,033
Savers Value Village, Inc.* 29 351
3,193
Building Products — 0.3%
American Woodmark Corp.* 18 1,162
Apogee Enterprises, Inc. 26 1,143
AZZ, Inc. 37 4,177
CSW Industrials, Inc. 20 5,471
Gibraltar Industries, Inc.* 37 2,316
Griffon Corp. 48 3,656
Insteel Industries, Inc. 23 883
Janus International Group, Inc.* 167 1,728
JELD-WEN Holding, Inc.* 105 671
Masterbrand, Inc.* 157 1,995
Quanex Building Products
Corp. 58 1,234
Resideo Technologies, Inc.* 183 6,231
Tecnoglass, Inc. 30 2,177
UFP Industries, Inc. 75 7,573
Zurn Elkay Water Solutions
Corp. 185 8,392
48,809
Capital Markets — 0.4%
Acadian Asset Management,
Inc. 34 1,733
AlTi Global, Inc.* 52 225
Artisan Partners Asset
Management, Inc., Class
a
A 77 3,603
Bakkt Holdings, Inc., Class
a
A* 6 53
BGC Group, Inc., Class
a
A 442 4,336
Cohen & Steers, Inc. 34 2,511
Diamond Hill Investment Group,
Inc. 3 437
DigitalBridge Group, Inc. 211 2,408
Donnelley Financial Solutions,
Inc.* 33 1,873
Forge Global Holdings, Inc.* 13 245
GCM Grosvenor, Inc., Class
a
A 55 713
Marex Group plc 39 1,379
MarketWise, Inc. 3 54
Moelis & Co., Class
a
A 92 6,634
Open Lending Corp.* 126 266
P10, Inc., Class
a
A 67 827

AUGUST 31, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Patria Investments Ltd., Class
a
A 74 $ 1,002
Perella Weinberg Partners,
Class
a
A 75 1,660
Piper Sandler Cos. 22 7,343
PJT Partners, Inc., Class
a
A 28 5,012
Siebert Financial Corp.* 17 46
Silvercrest Asset Management
Group, Inc., Class
a
A 10 164
StepStone Group, Inc., Class
a
A 77 4,779
StoneX Group, Inc.* 56 5,722
Value Line, Inc. 1 38
Victory Capital Holdings, Inc.,
Class
a
A 55 3,920
Virtus Investment Partners, Inc. 8 1,611
Westwood Holdings Group, Inc. 9 160
WisdomTree, Inc. 148 2,014
60,768
Chemicals — 0.2%
AdvanSix, Inc. 32 687
American Vanguard Corp.* 32 173
Arq, Inc.* 39 301
ASP Isotopes, Inc.* 70 650
Aspen Aerogels, Inc.* 82 561
Avient Corp. 113 4,226
Balchem Corp. 41 6,646
Cabot Corp. 67 5,465
Chemours Co. (The) 186 2,864
Core Molding Technologies,
Inc.* 10 192
Ecovyst, Inc.* 133 1,209
Flotek Industries, Inc.* 18 218
Hawkins, Inc. 24 4,016
HB Fuller Co. 67 4,090
Ingevity Corp.* 45 2,627
Innospec, Inc. 31 2,715
Intrepid Potash, Inc.* 13 396
Koppers Holdings, Inc. 24 696
Kronos Worldwide, Inc. 27 172
LSB Industries, Inc.* 66 549
Mativ Holdings, Inc. 67 842
Minerals Technologies, Inc. 39 2,553
Orion SA 68 717
Perimeter Solutions, Inc.* 172 3,851
PureCycle Technologies, Inc.* 160 2,286
Quaker Chemical Corp. 17 2,466
Rayonier Advanced Materials,
Inc.* 79 440
Sensient Technologies Corp. 52 5,900
Solesence, Inc.* 23 84
Stepan Co. 27 1,351
Trinseo plc 42 101
Tronox Holdings plc 148 633
Valhi, Inc. 3 49
59,726
Commercial Services & Supplies — 0.1%
ABM Industries, Inc. 76 3,737
ACCO Brands Corp. 108 434
Acme United Corp. 4 172
Investments
Shares Value
Common Stocks (continued)
ACV Auctions, Inc., Class
a
A* 207 $ 2,414
BrightView Holdings, Inc.* 74 1,066
Brink's Co. (The) 53 5,938
Casella Waste Systems, Inc.,
Class
a
A* 78 7,688
CECO Environmental Corp.* 36 1,641
Cimpress plc* 19 1,199
CompX International, Inc. 2 50
CoreCivic, Inc.* 133 2,697
Deluxe Corp. 55 1,081
Driven Brands Holdings, Inc.* 74 1,363
Ennis, Inc. 31 566
Enviri Corp.* 94 1,062
GEO Group, Inc. (The)* 169 3,505
Healthcare Services Group,
Inc.* 90 1,405
HNI Corp. 57 2,562
Interface, Inc., Class
a
A 72 1,924
Liquidity Services, Inc.* 29 771
MillerKnoll, Inc. 83 1,752
Mobile Infrastructure Corp.,
Class
a
A* 18 70
Montrose Environmental Group,
Inc.* 40 1,242
NL Industries, Inc. 10 65
OPENLANE, Inc.* 131 3,789
Perma-Fix Environmental
Services, Inc.* 21 250
Pitney Bowes, Inc. 226 2,739
Quad/Graphics, Inc. 36 240
Steelcase, Inc., Class
a
A 103 1,724
UniFirst Corp. 19 3,379
Vestis Corp. 142 665
Virco Mfg. Corp. 14 121
57,311
Communications Equipment — 0.0%(a)
ADTRAN Holdings, Inc.* 92 863
Applied Optoelectronics, Inc.* 66 1,597
Aviat Networks, Inc.* 14 321
BK Technologies Corp.* 3 212
Calix, Inc.* 73 4,340
Clearfield, Inc.* 14 457
CommScope Holding Co., Inc.* 263 4,219
Digi International, Inc.* 45 1,562
Extreme Networks, Inc.* 163 3,485
Harmonic, Inc.* 139 1,337
Inseego Corp.* 15 185
NETGEAR, Inc.* 34 924
NetScout Systems, Inc.* 86 2,141
Ribbon Communications, Inc.* 116 473
Viasat, Inc.* 140 4,526
Viavi Solutions, Inc.* 273 3,079
29,721
Construction & Engineering — 0.5%
Ameresco, Inc., Class
a
A* 40 1,017
Arcosa, Inc. 60 5,937
Argan, Inc. 16 3,652

HEDGE REPLICATION ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Bowman Consulting Group
Ltd., Class
a
A* 17 $ 726
Centuri Holdings, Inc.* 40 850
Concrete Pumping Holdings,
Inc. 28 195
Construction Partners, Inc.,
Class
a
A* 58 6,954
Dycom Industries, Inc.* 35 8,836
Fluor Corp.* 206 8,450
Granite Construction, Inc. 54 5,818
Great Lakes Dredge & Dock
Corp.* 82 956
IES Holdings, Inc.* 11 3,842
Limbach Holdings, Inc.* 13 1,489
Matrix Service Co.* 33 499
MYR Group, Inc.* 19 3,558
NWPX Infrastructure, Inc.* 12 636
Orion Group Holdings, Inc.* 47 348
Primoris Services Corp. 67 7,943
Southland Holdings, Inc.* 13 53
Sterling Infrastructure, Inc.* 37 10,306
Tutor Perini Corp.* 55 3,242
75,307
Construction Materials — 0.1%
Knife River Corp.* 71 5,751
Smith-Midland Corp.* 3 130
Titan America SA* 30 465
United States Lime & Minerals,
Inc. 13 1,637
7,983
Consumer Finance — 0.2%
Atlanticus Holdings Corp.* 7 467
Bread Financial Holdings, Inc. 58 3,839
Consumer Portfolio Services,
Inc.* 11 88
Dave, Inc.* 11 2,345
Encore Capital Group, Inc.* 29 1,213
Enova International, Inc.* 30 3,639
FirstCash Holdings, Inc. 49 7,216
Green Dot Corp., Class
a
A* 66 919
LendingClub Corp.* 140 2,405
LendingTree, Inc.* 14 951
Medallion Financial Corp. 20 211
Navient Corp. 87 1,193
Nelnet, Inc., Class
a
A 17 2,186
NerdWallet, Inc., Class
a
A* 51 527
Oportun Financial Corp.* 41 271
OppFi, Inc. 30 306
PRA Group, Inc.* 49 837
PROG Holdings, Inc. 49 1,727
Regional Management Corp. 11 482
Upstart Holdings, Inc.* 104 7,621
Vroom, Inc.* 1 28
World Acceptance Corp.* 4 686
39,157
Consumer Staples Distribution & Retail — 0.0%(a)
Andersons, Inc. (The) 40 1,636
Investments
Shares Value
Common Stocks (continued)
Chefs' Warehouse, Inc. (The)* 45 $ 2,841
Grocery Outlet Holding Corp.* 117 2,119
Guardian Pharmacy Services,
Inc., Class
a
A* 16 423
HF Foods Group, Inc.* 50 164
Ingles Markets, Inc., Class
a
A 18 1,218
Natural Grocers by Vitamin
Cottage, Inc. 16 615
PriceSmart, Inc. 32 3,432
SpartanNash Co. 42 1,126
United Natural Foods, Inc.* 74 2,093
Village Super Market, Inc.,
Class
a
A 11 399
Weis Markets, Inc. 20 1,433
17,499
Containers & Packaging — 0.0%(a)
Ardagh Metal Packaging SA 172 635
Greif, Inc., Class
a
A 31 2,025
Greif, Inc., Class
a
B 6 410
Myers Industries, Inc. 46 770
O-I Glass, Inc.* 190 2,468
Ranpak Holdings Corp.,
Class
a
A* 58 306
TriMas Corp. 41 1,585
8,199
Distributors — 0.0%(a)
A-Mark Precious Metals, Inc. 23 538
GigaCloud Technology, Inc.,
Class
a
A* 33 874
Weyco Group, Inc. 8 242
1,654
Diversified Consumer Services — 0.3%
Adtalem Global Education, Inc.* 45 5,893
American Public Education,
Inc.* 21 634
Carriage Services, Inc., Class
a
A 18 788
Coursera, Inc.* 171 1,967
European Wax Center, Inc.,
Class
a
A* 36 154
Frontdoor, Inc.* 92 5,589
Graham Holdings Co., Class
a
B 4 4,344
KinderCare Learning Cos., Inc.* 39 280
Laureate Education, Inc.* 159 4,369
Lincoln Educational Services
Corp.* 37 696
Matthews International Corp.,
Class
a
A 37 909
Mister Car Wash, Inc.* 122 697
Nerdy, Inc.* 71 97
OneSpaWorld Holdings Ltd. 117 2,641
Perdoceo Education Corp. 76 2,488
Strategic Education, Inc. 30 2,441
Stride, Inc.* 53 8,649
Udemy, Inc.* 120 823
Universal Technical Institute,
Inc.* 55 1,462

AUGUST 31, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Zspace, Inc.* 3 $ 6
44,927
Diversified REITs — 0.1%
Alexander & Baldwin, Inc., REIT 90 1,741
Alpine Income Property Trust,
Inc., REIT 16 244
American Assets Trust, Inc.,
REIT 64 1,338
Armada Hoffler Properties, Inc.,
REIT 99 721
Broadstone Net Lease, Inc.,
REIT 234 4,350
CTO Realty Growth, Inc., REIT 38 657
Essential Properties Realty
Trust, Inc., REIT 245 7,673
Gladstone Commercial Corp.,
REIT 56 753
Global Net Lease, Inc., REIT 244 1,920
Modiv Industrial, Inc., Class
a
C,
REIT 12 182
NexPoint Diversified Real
Estate Trust, REIT 42 165
One Liberty Properties, Inc.,
REIT 23 549
20,293
Diversified Telecommunication Services — 0.1%
Anterix, Inc.* 16 380
ATN International, Inc. 12 204
Bandwidth, Inc., Class
a
A* 33 495
Cogent Communications
Holdings, Inc. 56 2,141
Globalstar, Inc.* 62 1,856
IDT Corp., Class
a
B 20 1,281
Liberty Latin America Ltd.,
Class
a
A* 36 290
Liberty Latin America Ltd.,
Class
a
C* 155 1,277
Lumen Technologies, Inc.* 1,177 5,850
Shenandoah
Telecommunications Co. 63 835
Uniti Group, Inc. 176 1,109
15,718
Electric Utilities — 0.2%
ALLETE, Inc. 72 4,619
Genie Energy Ltd., Class
a
B 26 398
Hawaiian Electric Industries,
Inc.* 215 2,786
MGE Energy, Inc. 46 3,917
Oklo, Inc., Class
a
A* 127 9,352
Otter Tail Corp. 48 4,032
Portland General Electric Co. 136 5,818
TXNM Energy, Inc. 114 6,457
37,379
Electrical Equipment — 0.2%
Allient, Inc. 18 817
American Superconductor
Corp.* 47 2,345
Investments
Shares Value
Common Stocks (continued)
Amprius Technologies, Inc.* 115 $ 815
Array Technologies, Inc.* 187 1,685
Atkore, Inc. 42 2,444
Bloom Energy Corp., Class
a
A* 253 13,394
Complete Solaria, Inc.* 74 112
EnerSys 48 4,927
Enovix Corp.* 203 1,953
Eos Energy Enterprises, Inc.* 274 1,891
Fluence Energy, Inc.* 94 696
FuelCell Energy, Inc.* 1 4
Hyliion Holdings Corp.* 160 269
KULR Technology Group, Inc.* 41 193
LSI Industries, Inc. 33 757
NANO Nuclear Energy, Inc.* 33 1,074
Net Power, Inc.* 42 107
NEXTracker, Inc., Class
a
A* 175 11,770
NuScale Power Corp., Class
a
A* 156 5,405
Plug Power, Inc.* 1,127 1,769
Powell Industries, Inc. 12 3,194
Power Solutions International,
Inc.* 8 663
Preformed Line Products Co. 3 573
Shoals Technologies Group,
Inc., Class
a
A* 207 1,348
SKYX Platforms Corp.* 75 87
Sunrun, Inc.* 259 4,136
T1 Energy, Inc.* 138 228
Thermon Group Holdings, Inc.* 41 1,087
Vicor Corp.* 29 1,482
65,225
Electronic Equipment, Instruments & Components — 0.6%
908 Devices, Inc.* 34 212
Advanced Energy Industries,
Inc. 47 7,035
Aeva Technologies, Inc.* 38 563
Arlo Technologies, Inc.* 123 2,141
Badger Meter, Inc. 37 6,768
Bel Fuse, Inc., Class
a
A 2 229
Bel Fuse, Inc., Class
a
B 13 1,749
Belden, Inc. 49 6,380
Benchmark Electronics, Inc. 44 1,786
Climb Global Solutions, Inc. 5 618
CTS Corp. 36 1,530
Daktronics, Inc.* 51 885
ePlus, Inc. 33 2,388
Evolv Technologies Holdings,
Inc.* 143 1,178
Fabrinet* 45 14,908
Frequency Electronics, Inc.* 8 258
Insight Enterprises, Inc.* 34 4,425
Itron, Inc.* 56 6,885
Kimball Electronics, Inc.* 30 866
Knowles Corp.* 107 2,284
Methode Electronics, Inc. 42 325
MicroVision, Inc.* 302 347
Mirion Technologies, Inc.,
Class
a
A* 259 5,310
M-Tron Industries, Inc.* 3 135

HEDGE REPLICATION ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Napco Security Technologies,
Inc. 43 $ 1,636
Neonode, Inc.* 13 311
nLight, Inc.* 59 1,699
Novanta, Inc.* 45 5,238
OSI Systems, Inc.* 20 4,601
Ouster, Inc.* 63 1,797
PAR Technology Corp.* 49 2,508
PC Connection, Inc. 14 899
Plexus Corp.* 33 4,521
Powerfleet, Inc.* 153 715
Red Cat Holdings, Inc.* 92 822
Richardson Electronics Ltd. 15 147
Rogers Corp.* 23 1,805
Sanmina Corp.* 64 7,521
ScanSource, Inc.* 27 1,179
TTM Technologies, Inc.* 124 5,527
Vishay Intertechnology, Inc. 149 2,304
Vishay Precision Group, Inc.* 15 426
Vuzix Corp.* 79 167
113,028
Energy Equipment & Services — 0.2%
Archrock, Inc. 204 5,051
Aris Water Solutions, Inc.,
Class
a
A 38 922
Atlas Energy Solutions, Inc.,
Class
a
A 96 1,124
Borr Drilling Ltd. 274 797
Bristow Group, Inc., Class
a
A* 35 1,348
Cactus, Inc., Class
a
A 85 3,566
Core Laboratories, Inc. 58 668
DMC Global, Inc.* 24 161
Energy Services of America
Corp. 15 153
Expro Group Holdings NV* 127 1,584
Flowco Holdings, Inc., Class
a
A 23 375
Forum Energy Technologies,
Inc.* 14 370
Helix Energy Solutions Group,
Inc.* 177 1,166
Helmerich & Payne, Inc. 119 2,486
Innovex International, Inc.* 48 828
Kodiak Gas Services, Inc. 67 2,398
Liberty Energy, Inc., Class
a
A 195 2,194
Mammoth Energy Services,
Inc.* 30 71
Nabors Industries Ltd.* 17 634
National Energy Services
Reunited Corp.* 75 702
Natural Gas Services Group,
Inc. 13 340
Noble Corp. plc 156 4,496
Oceaneering International, Inc.* 116 2,830
Oil States International, Inc.* 72 403
Patterson-UTI Energy, Inc. 436 2,533
ProFrac Holding Corp.,
Class
a
A* 15 60
ProPetro Holding Corp.* 99 505
Ranger Energy Services, Inc.,
Class
a
A 21 300
Investments
Shares Value
Common Stocks (continued)
RPC, Inc. 110 $ 525
SEACOR Marine Holdings, Inc.* 25 160
Seadrill Ltd.* 78 2,489
Select Water Solutions, Inc.,
Class
a
A 115 980
Solaris Energy Infrastructure,
Inc., Class
a
A 45 1,422
TETRA Technologies, Inc.* 157 738
Tidewater, Inc.* 62 3,732
Transocean Ltd.* 919 2,785
Valaris Ltd.* 79 3,924
54,820
Entertainment — 0.0%(a)
AMC Entertainment Holdings,
Inc., Class
a
A* 537 1,509
Atlanta Braves Holdings, Inc.,
Class
a
A* 8 380
Atlanta Braves Holdings, Inc.,
Class
a
C* 57 2,564
Cinemark Holdings, Inc. 131 3,380
CuriosityStream, Inc. 39 179
Eventbrite, Inc., Class
a
A* 92 244
Gaia, Inc., Class
a
A* 21 119
Golden Matrix Group, Inc.* 18 22
IMAX Corp.* 53 1,514
Lionsgate Studios Corp.* 237 1,524
Madison Square Garden
Entertainment Corp., Class
a
A* 49 1,995
Marcus Corp. (The) 29 448
Playstudios, Inc.* 109 105
Playtika Holding Corp. 69 256
Reservoir Media, Inc.* 25 197
Sphere Entertainment Co.* 34 1,541
Starz Entertainment Corp. 16 204
Vivid Seats, Inc., Class
a
A* 4 71
16,252
Financial Services — 0.3%
Acacia Research Corp.* 42 143
Alerus Financial Corp. 28 624
AvidXchange Holdings, Inc.* 211 2,097
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 36 1,661
Better Home & Finance Holding
Co.* 6 136
Burford Capital Ltd. 237 3,318
Cannae Holdings, Inc. 71 1,328
Cantaloupe, Inc.* 66 717
Cass Information Systems, Inc. 15 647
Compass Diversified Holdings 83 622
Enact Holdings, Inc. 36 1,355
Essent Group Ltd. 123 7,717
EVERTEC, Inc. 79 2,819
Federal Agricultural Mortgage
Corp., Class
a
C 12 2,515
Finance of America Cos., Inc.,
Class
a
A* 5 134
Flywire Corp.* 145 1,907

AUGUST 31, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
HA Sustainable Infrastructure
Capital, Inc. 151 $ 4,264
International Money Express,
Inc.* 35 507
Jackson Financial, Inc., Class
a
A 88 8,694
loanDepot, Inc., Class
a
A* 101 216
Marqeta, Inc., Class
a
A* 474 3,017
Merchants Bancorp 32 1,037
NCR Atleos Corp.* 90 3,566
NewtekOne, Inc. 31 383
NMI Holdings, Inc., Class
a
A* 96 3,778
Onity Group, Inc.* 8 331
Pagseguro Digital Ltd., Class
a
A 219 1,962
Payoneer Global, Inc.* 343 2,384
Paysafe Ltd.* 40 564
Paysign, Inc.* 42 218
PennyMac Financial Services,
Inc. 36 3,964
Priority Technology Holdings,
Inc.* 31 259
Radian Group, Inc. 174 6,069
Remitly Global, Inc.* 191 3,539
Repay Holdings Corp., Class
a
A* 96 568
Security National Financial
Corp., Class
a
A* 19 171
Sezzle, Inc.* 18 1,703
StoneCo Ltd., Class
a
A* 299 4,925
SWK Holdings Corp. 4 60
Triller Group, Inc.* 127 62
Velocity Financial, Inc.* 14 267
Walker & Dunlop, Inc. 41 3,487
Waterstone Financial, Inc. 19 285
84,020
Food Products — 0.2%
Alico, Inc. 7 237
B&G Foods, Inc. 95 428
Beyond Meat, Inc.* 91 228
BRC, Inc., Class
a
A* 76 118
Calavo Growers, Inc. 21 574
Cal-Maine Foods, Inc. 57 6,591
Dole plc 82 1,207
Forafric Global plc* 6 52
Fresh Del Monte Produce, Inc. 41 1,487
Hain Celestial Group, Inc. (The)* 112 202
J & J Snack Foods Corp. 19 2,120
John B Sanfilippo & Son, Inc. 10 649
Lifeway Foods, Inc.* 6 183
Limoneira Co. 21 331
Mama's Creations, Inc.* 42 335
Marzetti Co. (The) 25 4,565
Mission Produce, Inc.* 59 738
Seneca Foods Corp., Class
a
A* 6 679
Simply Good Foods Co. (The)* 116 3,321
SunOpta, Inc.* 118 740
Tootsie Roll Industries, Inc. 22 885
TreeHouse Foods, Inc.* 62 1,137
Utz Brands, Inc. 89 1,194
Vital Farms, Inc.* 43 2,197
Westrock Coffee Co.* 44 238
Investments
Shares Value
Common Stocks (continued)
WK Kellogg Co. 77 $ 1,765
32,201
Gas Utilities — 0.1%
Brookfield Infrastructure Corp.,
Class
a
A 149 5,993
Chesapeake Utilities Corp. 28 3,460
New Jersey Resources Corp. 125 5,911
Northwest Natural Holding Co. 50 2,077
ONE Gas, Inc. 74 5,661
RGC Resources, Inc. 10 222
Southwest Gas Holdings, Inc. 80 6,390
Spire, Inc. 71 5,439
35,153
Ground Transportation — 0.0%(a)
ArcBest Corp. 28 2,065
Covenant Logistics Group, Inc.,
Class
a
A 20 483
FTAI Infrastructure, Inc. 120 576
Heartland Express, Inc. 63 541
Hertz Global Holdings, Inc.* 146 837
Marten Transport Ltd. 72 852
PAMT Corp.* 7 86
Proficient Auto Logistics, Inc.* 29 229
RXO, Inc.* 201 3,282
Universal Logistics Holdings,
Inc. 8 208
Werner Enterprises, Inc. 74 2,135
11,294
Health Care Equipment & Supplies — 0.4%
Accuray, Inc.* 125 190
Alphatec Holdings, Inc.* 143 2,274
AngioDynamics, Inc.* 48 492
Anteris Technologies Global
Corp.* 27 109
Artivion, Inc.* 47 2,065
AtriCure, Inc.* 60 2,219
Avanos Medical, Inc.* 55 657
Axogen, Inc.* 54 872
Beta Bionics, Inc.* 16 301
Bioventus, Inc., Class
a
A* 57 422
Butterfly Network, Inc.* 237 382
Ceribell, Inc.* 31 367
Cerus Corp.* 228 299
ClearPoint Neuro, Inc.* 32 336
CONMED Corp. 38 2,066
CVRx, Inc.* 20 157
Delcath Systems, Inc.* 37 408
Electromed, Inc.* 9 223
Embecta Corp. 72 1,043
Enovis Corp.* 71 2,194
Glaukos Corp.* 69 6,612
Haemonetics Corp.* 62 3,381
ICU Medical, Inc.* 30 3,830
Inogen, Inc.* 29 232
Integer Holdings Corp.* 43 4,638
Integra LifeSciences Holdings
Corp.* 83 1,256

HEDGE REPLICATION ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
iRadimed Corp. 10 $ 724
iRhythm Technologies, Inc.* 39 6,629
Kestra Medical Technologies
Ltd.* 16 258
KORU Medical Systems, Inc.* 52 219
Lantheus Holdings, Inc.* 83 4,557
LeMaitre Vascular, Inc. 26 2,479
LENSAR, Inc.* 12 147
LivaNova plc* 67 3,777
Lucid Diagnostics, Inc.* 85 107
Merit Medical Systems, Inc.* 72 6,519
Myomo, Inc.* 40 42
Neogen Corp.* 270 1,552
Neuronetics, Inc.* 45 150
NeuroPace, Inc.* 30 274
Novocure Ltd.* 125 1,541
Omnicell, Inc.* 57 1,858
OraSure Technologies, Inc.* 93 308
Orthofix Medical, Inc.* 48 719
OrthoPediatrics Corp.* 21 449
Outset Medical, Inc.* 22 306
PROCEPT BioRobotics Corp.* 65 2,611
Pro-Dex, Inc.* 3 141
Pulmonx Corp.* 47 80
Pulse Biosciences, Inc.* 22 342
QuidelOrtho Corp.* 84 2,410
RxSight, Inc.* 46 416
Sanara Medtech, Inc.* 4 135
SANUWAVE Health, Inc.* 9 375
Semler Scientific, Inc.* 10 296
SI-BONE, Inc.* 47 783
Sight Sciences, Inc.* 51 207
STAAR Surgical Co.* 62 1,696
Stereotaxis, Inc.* 71 204
Surmodics, Inc.* 17 579
Tactile Systems Technology,
Inc.* 29 386
Tandem Diabetes Care, Inc.* 82 1,026
TransMedics Group, Inc.* 41 4,713
Treace Medical Concepts, Inc.* 59 433
UFP Technologies, Inc.* 9 1,891
Utah Medical Products, Inc. 4 249
Varex Imaging Corp.* 51 589
Zimvie, Inc.* 34 642
89,844
Health Care Providers & Services — 0.6%
AdaptHealth Corp., Class
a
A* 114 1,082
Addus HomeCare Corp.* 22 2,534
agilon health, Inc.* 373 477
AirSculpt Technologies, Inc.* 16 103
Alignment Healthcare, Inc.* 157 2,569
AMN Healthcare Services, Inc.* 47 977
Ardent Health, Inc.* 29 368
Astrana Health, Inc.* 50 1,598
Aveanna Healthcare Holdings,
Inc.* 57 456
BrightSpring Health Services,
Inc.* 104 2,464
Brookdale Senior Living, Inc.* 283 2,179
Investments
Shares Value
Common Stocks (continued)
Castle Biosciences, Inc.* 35 $ 840
Clover Health Investments
Corp., Class
a
A* 498 1,305
Community Health Systems,
Inc.* 160 442
Concentra Group Holdings
Parent, Inc. 144 3,427
CorVel Corp.* 36 3,206
Cross Country Healthcare, Inc.* 39 522
DocGo, Inc.* 112 175
Enhabit, Inc.* 61 481
Ensign Group, Inc. (The) 69 11,853
Fulgent Genetics, Inc.* 26 576
GeneDx Holdings Corp.,
Class
a
A* 23 2,978
Guardant Health, Inc.* 147 9,911
HealthEquity, Inc.* 105 9,380
Hims & Hers Health, Inc.* 235 9,952
Innovage Holding Corp.* 25 96
Joint Corp. (The)* 19 204
LifeStance Health Group, Inc.* 163 893
Nano-X Imaging Ltd.* 79 306
National HealthCare Corp. 16 1,816
National Research Corp. 16 235
NeoGenomics, Inc.* 159 1,396
Nutex Health, Inc.* 4 335
Oncology Institute, Inc. (The)* 73 248
OPKO Health, Inc.* 446 615
Option Care Health, Inc.* 203 5,822
Owens & Minor, Inc.* 93 456
PACS Group, Inc.* 54 629
Pediatrix Medical Group, Inc.* 105 1,807
Pennant Group, Inc. (The)* 42 1,008
Performant Healthcare, Inc.* 86 656
Premier, Inc., Class
a
A 113 2,927
Privia Health Group, Inc.* 142 3,272
Progyny, Inc.* 85 2,012
RadNet, Inc.* 84 6,028
SBC Medical Group Holdings,
Inc.* 7 29
Select Medical Holdings Corp. 138 1,795
Sonida Senior Living, Inc.* 7 181
Surgery Partners, Inc.* 95 2,156
Talkspace, Inc.* 152 404
US Physical Therapy, Inc. 19 1,575
Viemed Healthcare, Inc.* 43 317
107,073
Health Care REITs — 0.3%
American Healthcare REIT, Inc. 196 8,387
CareTrust REIT, Inc. 258 8,878
Community Healthcare Trust,
Inc., REIT 34 524
Diversified Healthcare Trust,
REIT 271 1,032
Global Medical REIT, Inc. 79 592
LTC Properties, Inc., REIT 56 2,044
National Health Investors, Inc.,
REIT 57 4,463
Sabra Health Care REIT, Inc. 293 5,599
Sila Realty Trust, Inc., REIT 69 1,721

AUGUST 31, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Strawberry Fields REIT, Inc. 9 $ 105
Universal Health Realty Income
Trust, REIT 16 649
33,994
Health Care Technology — 0.0%(a)
Claritev Corp.* 10 689
Definitive Healthcare Corp.,
Class
a
A* 44 177
Evolent Health, Inc., Class
a
A* 145 1,399
Health Catalyst, Inc.* 83 281
HealthStream, Inc. 30 842
LifeMD, Inc.* 45 279
OptimizeRx Corp.* 21 379
Phreesia, Inc.* 70 2,216
Schrodinger, Inc.* 69 1,346
Simulations Plus, Inc.* 21 298
Teladoc Health, Inc.* 217 1,677
TruBridge, Inc.* 12 239
Waystar Holding Corp.* 112 4,243
14,065
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. 276 3,605
Braemar Hotels & Resorts, Inc.,
REIT 73 201
Chatham Lodging Trust, REIT 57 435
DiamondRock Hospitality Co.,
REIT 257 2,200
Pebblebrook Hotel Trust, REIT 145 1,615
RLJ Lodging Trust, REIT 183 1,409
Ryman Hospitality Properties,
Inc., REIT 73 7,212
Service Properties Trust, REIT 191 516
Summit Hotel Properties, Inc.,
REIT 135 740
Sunstone Hotel Investors, Inc.,
REIT 238 2,256
Xenia Hotels & Resorts, Inc.,
REIT 125 1,766
21,955
Hotels, Restaurants & Leisure — 0.1%
Accel Entertainment, Inc.,
Class
a
A* 67 777
Bally's Corp.* 9 90
Biglari Holdings, Inc., Class
a
B* 1 311
BJ's Restaurants, Inc.* 26 873
Bloomin' Brands, Inc. 104 764
Brightstar Lottery plc 138 2,296
Brinker International, Inc.* 55 8,579
Cheesecake Factory, Inc. (The) 57 3,503
Cracker Barrel Old Country
Store, Inc. 27 1,615
Dave & Buster's Entertainment,
Inc.* 34 873
Denny's Corp.* 62 283
Dine Brands Global, Inc. 19 455
El Pollo Loco Holdings, Inc.* 33 351
First Watch Restaurant Group,
Inc.* 50 942
Investments
Shares Value
Common Stocks (continued)
Genius Sports Ltd.* 273 $ 3,492
Global Business Travel Group I* 117 976
Golden Entertainment, Inc. 24 597
Hilton Grand Vacations, Inc.* 76 3,612
Inspired Entertainment, Inc.* 31 288
Jack in the Box, Inc. 23 444
Krispy Kreme, Inc. 95 337
Kura Sushi USA, Inc., Class
a
A* 8 678
Life Time Group Holdings, Inc.* 167 4,663
Lindblad Expeditions Holdings,
Inc.* 46 671
Marriott Vacations Worldwide
Corp. 39 3,048
Monarch Casino & Resort, Inc. 16 1,669
Nathan's Famous, Inc. 3 314
Papa John's International, Inc. 40 1,948
Portillo's, Inc., Class
a
A* 70 496
Potbelly Corp.* 31 401
Pursuit Attractions and
Hospitality, Inc.* 26 970
RCI Hospitality Holdings, Inc. 10 372
Red Rock Resorts, Inc., Class
a
A 60 3,712
Rush Street Interactive, Inc.* 109 2,431
Sabre Corp.* 447 800
Serve Robotics, Inc.* 58 644
Shake Shack, Inc., Class
a
A* 48 5,088
Six Flags Entertainment Corp.* 118 2,677
Super Group SGHC Ltd. 196 2,280
Sweetgreen, Inc., Class
a
A* 128 1,165
Target Hospitality Corp.* 40 363
United Parks & Resorts, Inc.* 33 1,735
Xponential Fitness, Inc.,
Class
a
A* 34 286
67,869
Household Durables — 0.4%
Bassett Furniture Industries,
Inc. 10 168
Beazer Homes USA, Inc.* 36 906
Cavco Industries, Inc.* 9 4,774
Century Communities, Inc. 33 2,174
Champion Homes, Inc.* 67 5,056
Cricut, Inc., Class
a
A 57 325
Dream Finders Homes, Inc.,
Class
a
A* 37 1,028
Ethan Allen Interiors, Inc. 29 856
Flexsteel Industries, Inc. 5 232
Green Brick Partners, Inc.* 39 2,724
Hamilton Beach Brands Holding
Co., Class
a
A 9 133
Helen of Troy Ltd.* 28 687
Hovnanian Enterprises, Inc.,
Class
a
A* 6 842
Installed Building Products, Inc. 29 7,593
KB Home 86 5,465
La-Z-Boy, Inc. 51 1,886
Legacy Housing Corp.* 11 307
Leggett & Platt, Inc. 165 1,586
LGI Homes, Inc.* 26 1,610
Lovesac Co. (The)* 17 325
M/I Homes, Inc.* 33 4,860

HEDGE REPLICATION ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Meritage Homes Corp. 88 $ 6,837
Sonos, Inc.* 145 2,018
Taylor Morrison Home Corp.,
Class
a
A* 122 8,219
Traeger, Inc.* 39 49
Tri Pointe Homes, Inc.* 110 3,886
64,546
Household Products — 0.1%
Central Garden & Pet Co.* 11 401
Central Garden & Pet Co.,
Class
a
A* 64 2,114
Energizer Holdings, Inc. 82 2,260
Oil-Dri Corp. of America 12 713
Spectrum Brands Holdings, Inc. 32 1,824
WD-40 Co. 17 3,673
10,985
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.* 38 620
Montauk Renewables, Inc.* 83 179
Ormat Technologies, Inc. 75 6,892
7,691
Industrial Conglomerates — 0.0%(a)
Brookfield Business Corp.,
Class
a
A 29 957
Industrial REITs — 0.1%
Industrial Logistics Properties
Trust, REIT 66 407
Innovative Industrial Properties,
Inc., REIT 34 1,926
LXP Industrial Trust, REIT 360 3,269
Plymouth Industrial REIT, Inc. 51 1,122
Terreno Realty Corp., REIT 126 7,279
14,003
Insurance — 0.1%
Ambac Financial Group, Inc.* 59 533
American Coastal Insurance
Corp. 30 331
AMERISAFE, Inc. 23 1,062
Baldwin Insurance Group, Inc.
(The), Class
a
A* 87 2,755
Bowhead Specialty Holdings,
Inc.* 19 590
Citizens, Inc., Class
a
A* 56 296
CNO Financial Group, Inc. 122 4,815
Crawford & Co., Class
a
A 20 217
Donegal Group, Inc., Class
a
A 20 358
eHealth, Inc.* 35 135
Employers Holdings, Inc. 30 1,298
F&G Annuities & Life, Inc. 26 899
Fidelis Insurance Holdings Ltd. 74 1,294
Genworth Financial, Inc.,
Class
a
A* 508 4,354
GoHealth, Inc., Class
a
A* 6 31
Goosehead Insurance, Inc.,
Class
a
A 29 2,457
Investments
Shares Value
Common Stocks (continued)
Greenlight Capital Re Ltd.,
Class
a
A* 33 $ 425
Hamilton Insurance Group Ltd.,
Class
a
B* 55 1,311
HCI Group, Inc. 11 1,834
Heritage Insurance Holdings,
Inc.* 28 638
Hippo Holdings, Inc.* 22 744
Horace Mann Educators Corp. 50 2,299
Investors Title Co. 2 497
James River Group Holdings
Ltd. 45 253
Kestrel Group Ltd. 2 54
Kingstone Cos., Inc. 14 188
Kingsway Financial Services,
Inc.* 22 316
Lemonade, Inc.* 69 3,650
MBIA, Inc.* 56 446
Mercury General Corp. 33 2,552
NI Holdings, Inc.* 8 107
Oscar Health, Inc., Class
a
A* 226 3,765
Palomar Holdings, Inc.* 33 4,060
ProAssurance Corp.* 63 1,500
Root, Inc., Class
a
A* 13 1,199
Safety Insurance Group, Inc. 18 1,332
Selective Insurance Group, Inc. 75 5,867
Selectquote, Inc.* 169 382
SiriusPoint Ltd.* 126 2,359
Skyward Specialty Insurance
Group, Inc.* 44 2,125
Stewart Information Services
Corp. 34 2,477
Tiptree, Inc., Class
a
A 29 680
Trupanion, Inc.* 46 2,133
United Fire Group, Inc. 26 799
Universal Insurance Holdings,
Inc. 31 756
66,173
Interactive Media & Services — 0.0%(a)
Angi, Inc., Class
a
A* 53 939
Arena Group Holdings, Inc.
(The)* 16 94
Bumble, Inc., Class
a
A* 90 555
Cargurus, Inc., Class
a
A* 102 3,529
Cars.com, Inc.* 72 940
EverQuote, Inc., Class
a
A* 34 790
fuboTV, Inc.* 411 1,451
Getty Images Holdings, Inc.* 136 250
Grindr, Inc.* 41 641
MediaAlpha, Inc., Class
a
A* 41 433
Nextdoor Holdings, Inc.* 261 535
QuinStreet, Inc.* 67 1,051
Rumble, Inc.* 97 707
Shutterstock, Inc. 30 628
Teads Holding Co.* 45 79
Travelzoo* 8 78
TripAdvisor, Inc.* 144 2,508
TrueCar, Inc.* 97 213
Vimeo, Inc.* 194 815
Webtoon Entertainment, Inc.* 22 318

AUGUST 31, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Yelp, Inc., Class
a
A* 76 $ 2,403
Ziff Davis, Inc.* 52 1,987
ZipRecruiter, Inc., Class
a
A* 81 405
21,349
IT Services — 0.0%(a)
Applied Digital Corp.* 218 3,484
ASGN, Inc.* 53 2,875
Backblaze, Inc., Class
a
A* 66 551
BigBear.ai Holdings, Inc.* 357 1,810
Commerce.com, Inc., Series 1* 81 377
Couchbase, Inc.* 53 1,293
Crexendo, Inc.* 18 114
CSP, Inc. 9 109
DigitalOcean Holdings, Inc.* 80 2,610
Fastly, Inc., Class
a
A* 169 1,286
Grid Dynamics Holdings, Inc.* 81 671
Hackett Group, Inc. (The) 31 645
Information Services Group,
Inc. 43 222
Rackspace Technology, Inc.* 103 130
TSS, Inc.* 23 320
Tucows, Inc., Class
a
A* 8 146
Unisys Corp.* 82 321
VTEX, Class
a
A* 71 290
17,254
Leisure Products — 0.0%(a)
Acushnet Holdings Corp. 35 2,683
American Outdoor Brands, Inc.* 15 157
Clarus Corp. 36 131
Escalade, Inc. 12 151
Funko, Inc., Class
a
A* 43 149
JAKKS Pacific, Inc. 11 196
Johnson Outdoors, Inc.,
Class
a
A 7 282
Latham Group, Inc.* 55 442
Malibu Boats, Inc., Class
a
A* 23 764
Marine Products Corp. 11 96
MasterCraft Boat Holdings,
Inc.* 20 439
Outdoor Holding Co.* 108 154
Peloton Interactive, Inc.,
Class
a
A* 455 3,458
Polaris, Inc. 66 3,734
Smith & Wesson Brands, Inc. 54 441
Sturm Ruger & Co., Inc. 20 693
Topgolf Callaway Brands Corp.* 163 1,558
15,528
Life Sciences Tools & Services — 0.0%(a)
10X Genomics, Inc., Class
a
A* 130 1,821
Adaptive Biotechnologies
Corp.* 184 2,425
Alpha Teknova, Inc.* 13 56
Atlantic International Corp.* 13 51
Azenta, Inc.* 50 1,527
BioLife Solutions, Inc.* 47 1,177
Codexis, Inc.* 101 276
CryoPort, Inc.* 60 532
Investments
Shares Value
Common Stocks (continued)
Cytek Biosciences, Inc.* 145 $ 600
Fortrea Holdings, Inc.* 113 1,113
Ginkgo Bioworks Holdings,
Inc.* 48 608
Lifecore Biomedical, Inc.* 34 259
Maravai LifeSciences Holdings,
Inc., Class
a
A* 150 363
MaxCyte, Inc.* 125 174
Mesa Laboratories, Inc. 6 406
Niagen Bioscience, Inc.* 64 634
OmniAb, Inc.* 124 198
Pacific Biosciences of
California, Inc.* 340 445
Personalis, Inc.* 62 303
Quanterix Corp.* 50 227
Quantum-Si, Inc.* 174 195
Standard BioTools, Inc.* 369 465
13,855
Machinery — 0.6%
3D Systems Corp.* 163 375
Aebi Schmidt Holding AG 43 528
AirJoule Technologies Corp.* 26 120
Alamo Group, Inc. 13 2,749
Albany International Corp.,
Class
a
A 37 2,350
Astec Industries, Inc. 28 1,296
Atmus Filtration Technologies,
Inc. 103 4,586
Blue Bird Corp.* 40 2,336
Chart Industries, Inc.* 56 11,164
Columbus McKinnon Corp. 35 524
Douglas Dynamics, Inc. 28 943
Eastern Co. (The) 7 166
Energy Recovery, Inc.* 66 938
Enerpac Tool Group Corp.,
Class
a
A 67 2,837
Enpro, Inc. 26 5,688
ESCO Technologies, Inc. 32 6,429
Federal Signal Corp. 74 9,101
Franklin Electric Co., Inc. 49 4,795
Gencor Industries, Inc.* 13 211
Gorman-Rupp Co. (The) 26 1,112
Graham Corp.* 13 638
Greenbrier Cos., Inc. (The) 38 1,772
Helios Technologies, Inc. 41 2,224
Hillenbrand, Inc. 87 2,209
Hillman Solutions Corp.* 244 2,411
Hyster-Yale, Inc. 14 525
JBT Marel Corp. 64 9,171
Kadant, Inc. 15 4,849
Kennametal, Inc. 95 2,036
L B Foster Co., Class
a
A* 13 338
Lindsay Corp. 13 1,784
Luxfer Holdings plc 33
443
Manitowoc Co., Inc. (The)* 43 426
Mayville Engineering Co., Inc.* 18 263
Microvast Holdings, Inc.* 245 654
Miller Industries, Inc. 14 589

HEDGE REPLICATION ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Mueller Water Products, Inc.,
Class
a
A 192 $ 5,061
Omega Flex, Inc. 4 141
Palladyne AI Corp.* 31 234
Park-Ohio Holdings Corp. 12 242
Proto Labs, Inc.* 29 1,444
REV Group, Inc. 63 3,352
Richtech Robotics, Inc.,
Class
a
B* 85 259
SPX Technologies, Inc.* 60 11,227
Standex International Corp. 15 3,061
Tennant Co. 23 1,887
Terex Corp. 80 3,995
Titan International, Inc.* 60 529
Trinity Industries, Inc. 101 2,870
Wabash National Corp. 51 566
Watts Water Technologies, Inc.,
Class
a
A 34 9,415
Worthington Enterprises, Inc. 39 2,566
135,429
Marine Transportation — 0.0%(a)
Costamare Bulkers Holdings
Ltd.* 11 116
Costamare, Inc. 55 629
Genco Shipping & Trading Ltd. 49 825
Himalaya Shipping Ltd. 37 280
Matson, Inc. 40 4,162
Pangaea Logistics Solutions
Ltd. 37 197
Safe Bulkers, Inc. 71 302
6,511
Media — 0.2%
Advantage Solutions, Inc.* 116 211
Altice USA, Inc., Class
a
A* 322 753
AMC Networks, Inc., Class
a
A* 40 282
Boston Omaha Corp., Class
a
A* 27 360
Cable One, Inc. 6 969
EchoStar Corp., Class
a
A* 167 10,319
Emerald Holding, Inc. 17 88
Entravision Communications
Corp., Class
a
A 77 199
EW Scripps Co. (The), Class
a
A* 78 233
Gambling.com Group Ltd.* 20 175
Gannett Co., Inc.* 174 715
Gray Media, Inc. 108 662
Ibotta, Inc., Class
a
A* 16 431
iHeartMedia, Inc., Class
a
A* 148 315
Integral Ad Science Holding
Corp.* 94 845
John Wiley & Sons, Inc.,
Class
a
A 51 2,070
Magnite, Inc.* 173 4,489
National CineMedia, Inc. 79 347
Newsmax, Inc., Class
a
B* 9 128
Nexxen International Ltd.* 47 471
PubMatic, Inc., Class
a
A* 51 442
Scholastic Corp. 27 693
Sinclair, Inc. 48 695
Investments
Shares Value
Common Stocks (continued)
Stagwell, Inc., Class
a
A* 142 $ 801
TechTarget, Inc.* 33 195
TEGNA, Inc. 198 4,198
Thryv Holdings, Inc.* 46 592
WideOpenWest, Inc.* 62 316
31,994
Metals & Mining — 0.3%
Alpha Metallurgical Resources,
Inc.* 14 2,089
American Battery Technology
Co.* 100 247
Ascent Industries Co.* 10 122
Caledonia Mining Corp. plc 20 512
Century Aluminum Co.* 64 1,429
Coeur Mining, Inc.* 790 10,389
Commercial Metals Co. 140 8,074
Compass Minerals
International, Inc.* 43 819
Constellium SE, Class
a
A* 176 2,550
Contango ORE, Inc.* 11 242
Critical Metals Corp.* 40 248
Dakota Gold Corp.* 106 442
Ferroglobe plc 147 614
Friedman Industries, Inc. 8 153
Hecla Mining Co. 740 6,297
Idaho Strategic Resources, Inc.* 15 422
Ivanhoe Electric, Inc.* 106 946
Kaiser Aluminum Corp. 20 1,557
Lifezone Metals Ltd.* 34 152
MAC Copper Ltd., Class
a
A* 88 1,068
Materion Corp. 26 2,881
Metallus, Inc.* 45 739
NioCorp Developments Ltd.* 64 294
Novagold Resources, Inc.* 307 2,100
Olympic Steel, Inc. 12 405
Perpetua Resources Corp.* 57 1,076
Piedmont Lithium, Inc.* 26 189
Ramaco Resources, Inc.,
Class
a
A* 44 1,141
Ramaco Resources, Inc.,
Class
a
B 1 16
Ryerson Holding Corp. 33 752
SSR Mining, Inc.* 251 4,847
SunCoke Energy, Inc. 105 811
Tredegar Corp.* 33 258
United States Antimony Corp.* 113 514
US Gold Corp.* 14 184
US Goldmining, Inc.* 2 19
Vox Royalty Corp. 49 180
Warrior Met Coal, Inc. 64 3,913
Worthington Steel, Inc. 41 1,365
60,056
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(a)
ACRES Commercial Realty
Corp.* 8 168
Advanced Flower Capital, Inc. 23 107
AG Mortgage Investment Trust,
Inc. 34 257

AUGUST 31, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Angel Oak Mortgage REIT, Inc. 15 $ 148
Apollo Commercial Real Estate
Finance, Inc. 172 1,821
Arbor Realty Trust, Inc. 235 2,806
Ares Commercial Real Estate
Corp. 65 307
ARMOUR Residential REIT, Inc. 125 1,914
Blackstone Mortgage Trust,
Inc., Class
a
A 201 3,932
BrightSpire Capital, Inc.,
Class
a
A 159 922
Chicago Atlantic Real Estate
Finance, Inc. 21 299
Chimera Investment Corp. 99 1,403
Claros Mortgage Trust, Inc. 114 422
Dynex Capital, Inc. 130 1,641
Ellington Financial, Inc. 114 1,555
Franklin BSP Realty Trust, Inc. 101 1,167
Invesco Mortgage Capital, Inc. 81 633
KKR Real Estate Finance Trust,
Inc. 70 674
Ladder Capital Corp., Class
a
A 141 1,638
Lument Finance Trust, Inc. 56 125
MFA Financial, Inc. 127 1,295
New York Mortgage Trust, Inc. 105 758
Nexpoint Real Estate Finance,
Inc. 9 135
Orchid Island Capital, Inc. 133 939
PennyMac Mortgage
Investment Trust 108 1,329
Ready Capital Corp. 206 878
Redwood Trust, Inc. 164 1,004
Rithm Property Trust, Inc. 52 134
Seven Hills Realty Trust 18 195
Sunrise Realty Trust, Inc. 13 144
TPG RE Finance Trust, Inc. 85 795
Two Harbors Investment Corp. 129 1,290
30,835
Multi-Utilities — 0.0%(a)
Avista Corp. 99 3,618
Black Hills Corp. 90 5,383
Northwestern Energy Group,
Inc. 76 4,371
Unitil Corp. 20 939
14,311
Office REITs — 0.0%(a)
Brandywine Realty Trust, REIT 212 903
City Office REIT, Inc. 48 333
COPT Defense Properties, REIT 141 4,058
Douglas Emmett, Inc., REIT 200 3,242
Easterly Government
Properties, Inc., Class
a
A, REIT 49 1,122
Empire State Realty Trust, Inc.,
Class
a
A, REIT 170 1,300
Franklin Street Properties
Corp., REIT 94 156
Hudson Pacific Properties, Inc.,
REIT* 394 1,107
JBG SMITH Properties, REIT 91 1,951
Investments
Shares Value
Common Stocks (continued)
NET Lease Office Properties,
REIT 18 $ 533
Paramount Group, Inc., REIT* 230 1,656
Peakstone Realty Trust, REIT 45 572
Piedmont Realty Trust, Inc.,
Class
a
A, REIT 153 1,296
Postal Realty Trust, Inc.,
Class
a
A, REIT 28 443
SL Green Realty Corp., REIT 89 5,063
23,735
Oil, Gas & Consumable Fuels — 0.5%
Ardmore Shipping Corp. 43 500
Berry Corp. 95 317
BKV Corp.* 21 489
California Resources Corp. 81 4,024
Calumet, Inc.* 85 1,385
Centrus Energy Corp., Class
a
A* 18 3,631
Clean Energy Fuels Corp.* 217 571
CNX Resources Corp.* 176 5,139
Comstock Resources, Inc.* 91 1,468
Core Natural Resources, Inc. 65 4,827
Crescent Energy Co., Class
a
A 221 2,108
CVR Energy, Inc.* 38 1,159
Delek US Holdings, Inc. 75 2,078
DHT Holdings, Inc. 157 1,840
Diversified Energy Co. plc(b) 68 1,120
Dorian LPG Ltd. 46 1,471
Empire Petroleum Corp.* 18 91
Encore Energy Corp.* 227 540
Energy Fuels, Inc.* 257 2,971
Epsilon Energy Ltd. 24 141
Evolution Petroleum Corp. 38 196
Excelerate Energy, Inc., Class
a
A 28 684
FLEX LNG Ltd. 39 1,063
FutureFuel Corp. 31 120
Gevo, Inc.* 285 493
Golar LNG Ltd. 123 5,390
Granite Ridge Resources, Inc. 67 373
Green Plains, Inc.* 79 878
Gulfport Energy Corp.* 19 3,307
HighPeak Energy, Inc. 23 177
Infinity Natural Resources, Inc.,
Class
a
A* 18 268
International Seaways, Inc. 50 2,271
Kinetik Holdings, Inc., Class
a
A 55 2,301
Kolibri Global Energy, Inc.* 43 243
Kosmos Energy Ltd.* 585 1,047
Lightbridge Corp.* 23 348
Magnolia Oil & Gas Corp.,
Class
a
A 230 5,722
Murphy Oil Corp. 167 4,152
NACCO Industries, Inc.,
Class
a
A 5 196
Navigator Holdings Ltd. 40 644
New Fortress Energy, Inc.* 209 514
NextDecade Corp.* 165 1,769
NextNRG, Inc.* 22 40
Nordic American Tankers Ltd. 253 787
Northern Oil & Gas, Inc. 114 2,982

HEDGE REPLICATION ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
OPAL Fuels, Inc., Class
a
A* 26 $ 61
Par Pacific Holdings, Inc.* 66 2,286
PBF Energy, Inc., Class
a
A 103 2,814
Peabody Energy Corp. 151 2,627
Prairie Operating Co.* 27 69
PrimeEnergy Resources Corp.* 1 151
REX American Resources
Corp.* 18 1,126
Riley Exploration Permian, Inc. 16 468
Sable Offshore Corp.* 84 2,266
SandRidge Energy, Inc. 45 533
Scorpio Tankers, Inc. 54 2,722
SFL Corp. Ltd. 150 1,219
SM Energy Co. 141 4,026
Summit Midstream Corp.* 12 276
Talos Energy, Inc.* 148 1,462
Teekay Corp. Ltd. 64 525
Teekay Tankers Ltd., Class
a
A 30 1,475
Uranium Energy Corp.* 525 5,612
VAALCO Energy, Inc. 128 497
Verde Clean Fuels, Inc.* 5 14
Vital Energy, Inc.* 37 659
Vitesse Energy, Inc. 36 958
W&T Offshore, Inc. 122 222
World Kinect Corp. 68 1,823
105,726
Paper & Forest Products — 0.0%(a)
Clearwater Paper Corp.* 19 410
Magnera Corp.* 41 508
Sylvamo Corp. 42 1,937
2,855
Passenger Airlines — 0.2%
Allegiant Travel Co.* 18 1,128
Frontier Group Holdings, Inc.* 104 510
JetBlue Airways Corp.* 397 2,124
Joby Aviation, Inc.* 570 8,066
SkyWest, Inc.* 50 6,070
Spirit Aviation Holdings, Inc.* 20 24
Strata Critical Medical, Inc.* 79 345
Sun Country Airlines Holdings,
Inc.* 63 835
19,102
Personal Care Products — 0.0%(a)
Beauty Health Co. (The)* 141 293
Edgewell Personal Care Co. 58 1,393
FitLife Brands, Inc.* 5 93
Herbalife Ltd.* 125 1,223
Honest Co., Inc. (The)* 115 455
Interparfums, Inc. 23 2,644
Lifevantage Corp. 13 170
Medifast, Inc.* 13 182
Nature's Sunshine Products,
Inc.* 18 303
Nu Skin Enterprises, Inc.,
Class
a
A 60 730
Olaplex Holdings, Inc.* 173 247
USANA Health Sciences, Inc.* 14 447
Investments
Shares Value
Common Stocks (continued)
Waldencast plc, Class
a
A* 52 $ 81
8,261
Pharmaceuticals — 0.1%
Aardvark Therapeutics, Inc.* 7 58
Aclaris Therapeutics, Inc.* 112 216
Alumis, Inc.* 59 274
Amneal Pharmaceuticals, Inc.* 186 1,778
Amphastar Pharmaceuticals,
Inc.* 46 1,408
Amylyx Pharmaceuticals, Inc.* 86 807
ANI Pharmaceuticals, Inc.* 22 2,057
Aquestive Therapeutics, Inc.* 106 400
Arvinas, Inc.* 81 626
Atea Pharmaceuticals, Inc.* 95 319
Avadel Pharmaceuticals plc,
ADR* 110 1,624
Axsome Therapeutics, Inc.* 50 6,064
BioAge Labs, Inc.* 29 143
Biote Corp., Class
a
A* 36 124
Collegium Pharmaceutical, Inc.* 40 1,552
CorMedix, Inc.* 79 1,172
Crinetics Pharmaceuticals, Inc.* 111 3,440
Edgewise Therapeutics, Inc.* 90 1,291
Enliven Therapeutics, Inc.* 40 811
Esperion Therapeutics, Inc.* 246 546
Eton Pharmaceuticals, Inc.* 32 554
Evolus, Inc.* 66 504
EyePoint Pharmaceuticals, Inc.* 76 879
Fulcrum Therapeutics, Inc.* 66 428
Harmony Biosciences Holdings,
Inc.* 54 1,992
Harrow, Inc.* 39 1,521
Indivior plc* 150 3,642
Innoviva, Inc.* 78 1,594
Journey Medical Corp.* 15 108
LENZ Therapeutics, Inc.* 22 850
Ligand Pharmaceuticals, Inc.* 24 3,881
Liquidia Corp.* 79 2,187
Maze Therapeutics, Inc.* 11 159
MBX Biosciences, Inc.* 21 317
MediWound Ltd.* 10 167
Mind Medicine MindMed, Inc.* 93 826
Nuvation Bio, Inc.* 308 915
Ocular Therapeutix, Inc.* 173 2,112
Omeros Corp.* 70 291
Pacira BioSciences, Inc.* 57 1,520
Phathom Pharmaceuticals, Inc.* 52 633
Phibro Animal Health Corp.,
Class
a
A 25 927
Prestige Consumer Healthcare,
Inc.* 61 4,150
Rapport Therapeutics, Inc.* 22 388
Scilex Holding Co.* 7 126
scPharmaceuticals, Inc.* 42 231
Septerna, Inc.* 26 315
SIGA Technologies, Inc. 51 428
Supernus Pharmaceuticals,
Inc.* 67 3,023
Tarsus Pharmaceuticals, Inc.* 48 2,812

AUGUST 31, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Terns Pharmaceuticals, Inc.* 89 $ 619
Theravance Biopharma, Inc.* 47 652
Third Harmonic Bio, Inc.*‡ 30 —
Trevi Therapeutics, Inc.* 94 682
Tvardi Therapeutics, Inc.* 4 120
WaVe Life Sciences Ltd.* 138 1,325
Xeris Biopharma Holdings, Inc.* 185 1,449
Zevra Therapeutics, Inc.* 67 608
67,645
Professional Services — 0.1%
Acuren Corp.* 208 2,344
Alight, Inc., Class
a
A 532 2,064
Asure Software, Inc.* 30 252
Barrett Business Services, Inc. 31 1,513
BlackSky Technology, Inc.* 35 615
CBIZ, Inc.* 65 4,195
Conduent, Inc.* 184 512
CRA International, Inc. 8 1,550
CSG Systems International, Inc. 34 2,181
Exponent, Inc. 63 4,497
First Advantage Corp.* 98 1,603
Forrester Research, Inc.* 14 136
Franklin Covey Co.* 14 274
Heidrick & Struggles
International, Inc. 25 1,270
HireQuest, Inc. 7 68
Huron Consulting Group, Inc.* 21 2,876
IBEX Holdings Ltd.* 12 354
ICF International, Inc. 23 2,259
Innodata, Inc.* 37 1,405
Insperity, Inc. 44 2,430
Kelly Services, Inc., Class
a
A 37 527
Kforce, Inc. 22 717
Korn Ferry 64 4,745
Legalzoom.com, Inc.* 137 1,518
Maximus, Inc. 70 6,154
Mistras Group, Inc.* 20 191
Planet Labs PBC* 264 1,872
RCM Technologies, Inc.* 6 163
Resolute Holdings
Management, Inc.* 5 330
Resources Connection, Inc. 40 204
Skillsoft Corp.* 5 77
Spire Global, Inc.* 34 307
TriNet Group, Inc. 37 2,680
TrueBlue, Inc.* 35 209
TTEC Holdings, Inc.* 25 95
Upwork, Inc.* 153 2,355
Verra Mobility Corp., Class
a
A* 197 4,895
Willdan Group, Inc.* 17 1,868
WNS Holdings Ltd.* 50 3,772
65,077
Real Estate Management & Development — 0.0%(a)
American Realty Investors, Inc.* 2 31
Anywhere Real Estate, Inc.* 130 794
Compass, Inc., Class
a
A* 562 5,103
Cushman & Wakefield plc* 286 4,510
Douglas Elliman, Inc.* 90 245
Investments
Shares Value
Common Stocks (continued)
eXp World Holdings, Inc. 97 $ 1,050
Forestar Group, Inc.* 24 664
FRP Holdings, Inc.* 14 360
Kennedy-Wilson Holdings, Inc. 149 1,311
Logistic Properties of The
Americas* 4 26
Marcus & Millichap, Inc. 30 978
Maui Land & Pineapple Co.,
Inc.* 8 139
Newmark Group, Inc., Class
a
A 168 3,059
RE/MAX Holdings, Inc.,
Class
a
A* 23 217
Real Brokerage, Inc. (The)* 131 705
RMR Group, Inc. (The), Class
a
A 19 321
Seaport Entertainment Group,
Inc.* 9 225
St Joe Co. (The) 47 2,372
Stratus Properties, Inc.* 8 156
Tejon Ranch Co.* 26 453
Transcontinental Realty
Investors, Inc.* 2 94
22,813
Residential REITs — 0.0%(a)
Apartment Investment and
Management Co., Class
a
A,
REIT 163 1,276
BRT Apartments Corp., REIT 13 208
Centerspace, REIT 21 1,249
Clipper Realty, Inc., REIT 17 76
Elme Communities, REIT 109 1,862
Independence Realty Trust,
Inc., REIT 287 5,198
NexPoint Residential Trust, Inc.,
REIT 28 966
UMH Properties, Inc., REIT 96 1,506
Veris Residential, Inc., REIT 97 1,526
13,867
Retail REITs — 0.2%
Acadia Realty Trust, REIT 163 3,262
Alexander's, Inc., REIT 3 691
CBL & Associates Properties,
Inc., REIT 23 733
Curbline Properties Corp., REIT 120 2,704
FrontView REIT, Inc. 22 294
Getty Realty Corp., REIT 64 1,830
InvenTrust Properties Corp.,
REIT 96 2,858
Kite Realty Group Trust, REIT 272 6,207
Macerich Co. (The), REIT 313 5,759
NETSTREIT Corp., REIT 101 1,847
Phillips Edison & Co., Inc., REIT 156 5,490
Saul Centers, Inc., REIT 15 513
SITE Centers Corp., REIT 62 761
Tanger, Inc., REIT 138 4,717
Urban Edge Properties, REIT 157 3,248
Whitestone REIT 56 737
41,651

HEDGE REPLICATION ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 0.5%
ACM Research, Inc., Class
a
A* 62 $ 1,750
Aehr Test Systems* 35 873
Aeluma, Inc.* 12 273
Alpha & Omega Semiconductor
Ltd.* 31 892
Ambarella, Inc.* 50 4,124
Atomera, Inc.* 36 118
Axcelis Technologies, Inc.* 40 3,202
CEVA, Inc.* 29 644
Cohu, Inc.* 56 1,114
Credo Technology Group
Holding Ltd.* 181 22,273
Diodes, Inc.* 57 3,103
FormFactor, Inc.* 96 2,802
Ichor Holdings Ltd.* 42 708
Impinj, Inc.* 32 5,999
indie Semiconductor, Inc.,
Class
a
A* 239 1,083
Kopin Corp.* 184 386
Kulicke & Soffa Industries, Inc. 64 2,400
MaxLinear, Inc., Class
a
A* 101 1,588
Navitas Semiconductor Corp.,
Class
a
A* 165 967
NVE Corp. 6 387
PDF Solutions, Inc.* 39 798
Penguin Solutions, Inc.* 66 1,593
Photronics, Inc.* 76 1,723
Power Integrations, Inc. 70 3,157
Rambus, Inc.* 133 9,811
Rigetti Computing, Inc.* 349 5,664
Semtech Corp.* 108 6,274
Silicon Laboratories, Inc.* 40 5,374
SiTime Corp.* 26 6,283
SkyWater Technology, Inc.* 32 384
Synaptics, Inc.* 48 3,353
Ultra Clean Holdings, Inc.* 55 1,321
Veeco Instruments, Inc.* 71 1,741
102,162
Software — 0.8%
8x8, Inc.* 161 319
A10 Networks, Inc. 91 1,612
ACI Worldwide, Inc.* 130 6,416
Adeia, Inc. 134 2,015
Agilysys, Inc.* 32 3,492
Airship AI Holdings, Inc.* 25 112
Alarm.com Holdings, Inc.* 59 3,459
Alkami Technology, Inc.* 84 2,150
Amplitude, Inc., Class
a
A* 107 1,223
Appian Corp., Class
a
A* 49 1,508
Arteris, Inc.* 35 330
Asana, Inc., Class
a
A* 115 1,679
AudioEye, Inc.* 10 129
AvePoint, Inc.* 164 2,683
Bit Digital, Inc.* 224 576
Bitdeer Technologies Group,
Class
a
A* 111 1,586
Blackbaud, Inc.* 47 3,135
Investments
Shares Value
Common Stocks (continued)
BlackLine, Inc.* 65 $ 3,534
Blend Labs, Inc., Class
a
A* 259 938
Box, Inc., Class
a
A* 173 5,645
Braze, Inc., Class
a
A* 94 2,604
C3.ai, Inc., Class
a
A* 149 2,520
Cerence, Inc.* 54 569
Cipher Mining, Inc.* 327 2,498
Cleanspark, Inc.* 342 3,239
Clear Secure, Inc., Class
a
A 103 3,740
Clearwater Analytics Holdings,
Inc., Class
a
A* 304 6,284
Commvault Systems, Inc.* 55 10,265
Consensus Cloud Solutions,
Inc.* 24 638
Core Scientific, Inc.* 341 4,893
CoreCard Corp.* 7 194
CS Disco, Inc.* 29 159
Daily Journal Corp.* 2 934
Digimarc Corp.* 19 165
Digital Turbine, Inc.* 126 529
Domo, Inc., Class
a
B* 43 631
D-Wave Quantum, Inc.* 355 5,545
eGain Corp.* 23 145
EverCommerce, Inc.* 18 208
Expensify, Inc., Class
a
A* 74 145
Five9, Inc.* 94 2,530
Freshworks, Inc., Class
a
A* 252 3,394
Hut 8 Corp.* 116 3,101
I3 Verticals, Inc., Class
a
A* 28 881
Intapp, Inc.* 68 3,127
InterDigital, Inc. 32 8,695
Jamf Holding Corp.* 83 774
Kaltura, Inc.* 100 159
Life360, Inc.* 20 1,809
LiveRamp Holdings, Inc.* 80 2,234
MARA Holdings, Inc.* 428 6,839
Mercurity Fintech Holding, Inc.* 39 273
Meridianlink, Inc.* 39 776
Mitek Systems, Inc.* 55 559
N-able, Inc.* 89 717
NCR Voyix Corp.* 172 2,267
NextNav, Inc.* 109 1,941
Olo, Inc., Class
a
A* 142 1,456
ON24, Inc.* 46 263
OneSpan, Inc. 45 681
Ooma, Inc.* 31 401
Pagaya Technologies Ltd.,
Class
a
A* 52 1,918
PagerDuty, Inc.* 104 1,741
Porch Group, Inc.* 99 1,680
Progress Software Corp.* 53 2,453
PROS Holdings, Inc.* 54 837
Q2 Holdings, Inc.* 77 6,062
Qualys, Inc.* 45 6,111
Rapid7, Inc.* 79 1,636
Red Violet, Inc. 14 703
ReposiTrak, Inc. 14 227
Rezolve AI plc* 112 419
Rimini Street, Inc.* 60 260
Riot Platforms, Inc.* 408 5,614

AUGUST 31, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Sapiens International Corp. NV 38 $ 1,630
SEMrush Holdings, Inc.,
Class
a
A* 57 450
Silvaco Group, Inc.* 9 48
SoundHound AI, Inc., Class
a
A* 452 5,885
SoundThinking, Inc.* 12 153
Sprinklr, Inc., Class
a
A* 136 1,175
Sprout Social, Inc., Class
a
A* 64 1,011
SPS Commerce, Inc.* 47 5,184
Synchronoss Technologies,
Inc.* 13 78
Telos Corp.* 68 420
Tenable Holdings, Inc.* 147 4,545
Terawulf, Inc.* 328 3,100
Varonis Systems, Inc., Class
a
B* 136 8,027
Verint Systems, Inc.* 77 1,570
Vertex, Inc., Class
a
A* 80 2,066
Viant Technology, Inc., Class
a
A* 19 198
Weave Communications, Inc.* 72 560
WM Technology, Inc.* 108 134
Workiva, Inc., Class
a
A* 62 5,099
Xperi, Inc.* 55 330
Yext, Inc.* 127 1,154
Zeta Global Holdings Corp.,
Class
a
A* 232 4,556
208,357
Specialized REITs — 0.0%(a)
Farmland Partners, Inc., REIT 51 562
Four Corners Property Trust,
Inc., REIT 123 3,184
Gladstone Land Corp., REIT 42 386
Outfront Media, Inc., REIT 173 3,232
PotlatchDeltic Corp., REIT 97 4,077
Safehold, Inc., REIT 69 1,136
Smartstop Self Storage REIT,
Inc., REIT 35 1,274
13,851
Specialty Retail — 0.4%
1-800-Flowers.com, Inc.,
Class
a
A* 27 151
Abercrombie & Fitch Co.,
Class
a
A* 58 5,425
Academy Sports & Outdoors,
Inc. 82 4,391
Advance Auto Parts, Inc. 74 4,513
American Eagle Outfitters, Inc. 200 2,588
America's Car-Mart, Inc.* 9 403
Arhaus, Inc., Class
a
A* 63 739
Arko Corp. 95 475
Asbury Automotive Group, Inc.* 24 6,037
BARK, Inc.* 132 119
Barnes & Noble Education, Inc.* 18 155
Bed Bath & Beyond, Inc.* 68 613
Boot Barn Holdings, Inc.* 38 6,755
Buckle, Inc. (The) 39 2,207
Build-A-Bear Workshop, Inc. 15 912
Caleres, Inc. 41 615
Investments
Shares Value
Common Stocks (continued)
Camping World Holdings, Inc.,
Class
a
A 74 $ 1,296
Citi Trends, Inc.* 6 214
Designer Brands, Inc., Class
a
A 40 148
Envela Corp.* 8 60
EVgo, Inc., Class
a
A* 158 611
Foot Locker, Inc.* 106 2,618
Genesco, Inc.* 13 416
Group 1 Automotive, Inc. 16 7,437
Haverty Furniture Cos., Inc. 17 383
J Jill, Inc. 9 151
Lands' End, Inc.* 15 215
MarineMax, Inc.* 23 606
Monro, Inc. 37 613
National Vision Holdings, Inc.* 96 2,202
ODP Corp. (The)* 34 689
OneWater Marine, Inc., Class
a
A* 14 236
Petco Health & Wellness Co.,
Inc., Class
a
A* 97 387
RealReal, Inc. (The)* 117 893
Revolve Group, Inc., Class
a
A* 50 1,119
Sally Beauty Holdings, Inc.* 126 1,746
Shoe Carnival, Inc. 22 460
Signet Jewelers Ltd. 52 4,579
Sleep Number Corp.* 26 274
Sonic Automotive, Inc., Class
a
A 18 1,479
Stitch Fix, Inc., Class
a
A* 131 693
ThredUp, Inc., Class
a
A* 112 1,212
Tile Shop Holdings, Inc.* 36 224
Torrid Holdings, Inc.* 29 63
Upbound Group, Inc. 65 1,652
Urban Outfitters, Inc.* 78 5,232
Victoria's Secret & Co.* 84 1,934
Warby Parker, Inc., Class
a
A* 121 3,170
Winmark Corp. 4 1,855
Zumiez, Inc.* 19 327
81,292
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure, Inc., Class
a
A* 54 1,032
Corsair Gaming, Inc.* 58 518
CPI Card Group, Inc.* 7 109
Diebold Nixdorf, Inc.* 31 1,894
Eastman Kodak Co.* 78 460
Immersion Corp. 36 254
IonQ, Inc.* 293 12,523
Quantum Computing, Inc.* 142 2,241
Turtle Beach Corp.* 18 285
Xerox Holdings Corp. 145 577
19,893
Textiles, Apparel & Luxury Goods — 0.1%
Capri Holdings Ltd.* 144 2,965
Carter's, Inc. 44 1,257
Ermenegildo Zegna NV 76 641
Figs, Inc., Class
a
A* 109 768
G-III Apparel Group Ltd.* 48 1,296
Hanesbrands, Inc.* 434 2,739
Kontoor Brands, Inc. 68 5,253
Lakeland Industries, Inc. 11 167

HEDGE REPLICATION ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Movado Group, Inc. 19 $ 347
Oxford Industries, Inc. 17 749
Rocky Brands, Inc. 9 274
Steven Madden Ltd. 86 2,497
Superior Group of Cos., Inc. 14 184
Wolverine World Wide, Inc. 99 3,162
22,299
Tobacco — 0.0%(a)
Ispire Technology, Inc.* 23 73
Turning Point Brands, Inc. 21 2,090
Universal Corp. 30 1,679
3,842
Trading Companies & Distributors — 0.1%
Alta Equipment Group, Inc. 25 208
BlueLinx Holdings, Inc.* 10 826
Boise Cascade Co. 47 4,089
Custom Truck One Source, Inc.* 74 454
Distribution Solutions Group,
Inc.* 12 387
DNOW, Inc.* 133 2,128
DXP Enterprises, Inc.* 16 1,998
EVI Industries, Inc. 6 166
GATX Corp. 44 7,406
Global Industrial Co. 18 672
GMS, Inc.* 48 5,277
Herc Holdings, Inc. 40 5,232
Hudson Technologies, Inc.* 48 488
Karat Packaging, Inc. 8 202
McGrath RentCorp 30 3,645
MRC Global, Inc.* 105 1,583
NPK International, Inc.* 99 1,030
Rush Enterprises, Inc., Class
a
A 77 4,420
Rush Enterprises, Inc., Class
a
B 11 638
Titan Machinery, Inc.* 26 520
Transcat, Inc.* 11 923
Willis Lease Finance Corp. 4 595
Xometry, Inc., Class
a
A* 54 2,672
45,559
Transportation Infrastructure — 0.0%(a)
Sky Harbour Group Corp.* 26 274
Water Utilities — 0.0%(a)
American States Water Co. 48 3,577
Cadiz, Inc.* 68 243
California Water Service Group 74 3,473
Consolidated Water Co. Ltd. 19 632
Global Water Resources, Inc. 15 145
H2O America 39 1,964
Middlesex Water Co. 22 1,178
Pure Cycle Corp.* 24 242
York Water Co. (The) 18 559
12,013
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 84 922
Spok Holdings, Inc. 25 454
Investments
Shares Value
Common Stocks (continued)
Telephone and Data Systems,
Inc. 121 $ 4,851
6,227
Total Common Stocks
(Cost $2,188,153)
3,382,243
Number of
Rights
Rights — 0.0%
Biotechnology — 0.0%
Aduro Biotech, Inc.,
CVR*‡(c) 39 —
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡ 263 —
Chinook Therape, CVR*‡ 118 —
Tobira Therapeutics, Inc.,
CVR*‡ 10 —
—
Total Rights
(Cost $146) —
Shares
Securities Lending Reinvestments (d) — 0.0% (a)
Investment Companies — 0.0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (e)
(Cost $44) 44 44
Principal
Amount
Short-Term Investments — 81.0%
Repurchase Agreements (f) — 14.6%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $3,532,726
(Cost $3,531,039) $ 3,531,039
3,531,039
U.S. Treasury Obligations — 66.4%
U.S. Treasury Bills
4.19%, 10/30/2025 (g)
(Cost $15,990,432) 16,100,000 15,996,191
Total Short-Term Investments
(Cost $19,521,471) 19,527,230
Total Investments — 95.0%
(Cost $21,709,814) 22,909,517
Other assets less liabilities — 5.0% 1,197,340
Net Assets — 100.0% $ 24,106,857
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Represents less than 0.05% of net assets.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

AUGUST 31, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
(c) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $0, collateralized in the form of cash with a value of $44 that was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of Portfolio
Investments.
(d) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $44.
(e) Rate shown is the 7-day yield as of August 31, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(g) The rate shown was the current yield as of August 31, 2025.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
Futures Contracts Sold
Hedge Replication ETF had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
E-Mini Euro 39 9/15/2025 U.S. Dollar $ 2,854,313 $ (7,360)
Swap Agreements
Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
37,863 11/6/2026 Societe Generale 5.03%
Russell 2000
®
Total Return
Index (703)
840,446 11/6/2026 Societe Generale 4.88% iShares
®
MSCI EAFE ETF 366,006
1,073,360 1/26/2026 Societe Generale 5.13%
iShares
®
MSCI Emerging
Markets ETF 204,747
1,434,178 11/6/2026 Societe Generale 5.23% S&P 500
®
Total Return Index 29,159
3,385,847 599,209
35,496 11/6/2026 UBS AG 5.03%
Russell 2000
®
Total Return
Index (6,073)
658,318 1/26/2026 UBS AG 4.73% iShares
®
MSCI EAFE ETF 103,240
943,215 11/6/2025 UBS AG 4.73%
iShares
®
MSCI Emerging
Markets ETF 155,934
1,637,029 253,101
5,022,876 852,310
Total Unrealized
Appreciation
859,086
Total Unrealized
Depreciation
(6,776)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

HIGH YIELD-INTEREST RATE HEDGED :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds — 95 .3%
Aerospace & Defense — 2 .5%
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a) $ 1,185,000 $ 1,217,552
Spirit AeroSystems, Inc.
9.75%, 11/15/2030 (a) 527,000 580,378
TransDigm, Inc.
6.38%, 3/1/2029 (a) 1,602,000 1,640,219
6.38%, 5/31/2033 (a) 659,000 667,843
4,105,992
Automobile Components — 1 .4%
Allison Transmission, Inc.
3.75%, 1/30/2031 (a) 1,073,000 990,407
Clarios Global LP
6.75%, 2/15/2030 (a) 525,000 544,016
Tenneco, Inc.
8.00%, 11/17/2028 (a) 748,000 747,984
2,282,407
Automobiles — 0 .3%
Aston Martin Capital Holdings Ltd.
10.00%, 3/31/2029 (a) 431,000 419,275
Building Products — 4 .0%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a) 133,000 125,005
6.38%, 3/1/2034 (a) 971,000 1,000,480
EMRLD Borrower LP
6.63%, 12/15/2030 (a) 1,290,000 1,324,841
Quikrete Holdings, Inc.
6.38%, 3/1/2032 (a) 1,321,000 1,362,371
6.75%, 3/1/2033 (a) 946,000 980,584
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028 (a) 322,000 322,753
8.88%, 11/15/2031 (a) 628,000 669,971
Standard Building Solutions, Inc.
6.25%, 8/1/2033 (a) 886,000 904,824
6,690,829
Capital Markets — 1 .5%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a) 521,000 494,340
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a) 389,000 358,900
Focus Financial Partners LLC
6.75%, 9/15/2031 (a) 382,000 394,759
Jane Street Group
7.13%, 4/30/2031 (a) 709,000 740,766
6.13%, 11/1/2032 (a) 495,000 497,279
2,486,044
Chemicals — 2 .7%
Celanese US Holdings LLC
6.67%, 7/15/2027 (b) 506,000 520,708
Investments
Principal
Amount Value
Corporate Bonds (continued)
Chemicals
Celanese US Holdings LLC
6.75%, 4/15/2033 (c) $ 627,000 $ 631,523
Inversion Escrow Issuer LLC
6.75%, 8/1/2032 (a) 490,000 484,889
Olympus Water US Holding Corp.
9.75%, 11/15/2028 (a) 803,000 841,894
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a) 686,000 697,111
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a) 443,000 432,936
Tronox, Inc.
4.63%, 3/15/2029 (a) 500,000 369,116
WR Grace Holdings LLC
5.63%, 8/15/2029 (a) 542,000 506,910
4,485,087
Commercial Services & Supplies — 3 .0%
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a) 1,223,000 1,193,498
7.88%, 2/15/2031 (a) 569,000 597,907
Garda World Security Corp.
8.38%, 11/15/2032 (a) 442,000 460,998
GFL Environmental, Inc.
6.75%, 1/15/2031 (a) 500,000 521,837
Madison IAQ LLC
5.88%, 6/30/2029 (a)(c) 532,000 526,699
Raven Acquisition Holdings LLC
6.88%, 11/15/2031 (a) 750,000 764,045
RR Donnelley & Sons Co.
9.50%, 8/1/2029 (a) 520,000 527,579
Veritiv Operating Co.
10.50%, 11/30/2030 (a) 399,000 431,789
5,024,352
Communications Equipment — 0 .3%
CommScope LLC
9.50%, 12/15/2031 (a) 503,000 520,150
Construction & Engineering — 0 .3%
Brand Industrial Services, Inc.
10.38%, 8/1/2030 (a) 563,000 552,770
Consumer Staples Distribution & Retail — 0 .9%
KeHE Distributors LLC
9.00%, 2/15/2029 (a) 384,000 404,199
Performance Food Group, Inc.
4.25%, 8/1/2029 (a) 679,000 657,413
6.13%, 9/15/2032 (a) 412,000 421,589
1,483,201
Containers & Packaging — 2 .3%
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029 (a) 424,000 389,069

AUGUST 31, 2025 (Unaudited) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Containers & Packaging
Ball Corp.
6.00%, 6/15/2029 $ 610,000 $ 624,209
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/2030 (a) 671,000 691,416
6.75%, 4/15/2032 (a) 354,000 363,723
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a) 1,771,000 1,792,091
3,860,508
Diversified Consumer Services — 0 .8%
Belron UK Finance plc
5.75%, 10/15/2029 (a) 582,000 589,323
Wand NewCo 3, Inc.
7.63%, 1/30/2032 (a) 695,000 735,397
1,324,720
Diversified REITs — 0 .6%
Uniti Group LP
REIT, 10.50%, 2/15/2028
(a) 900,000 947,031
Diversified Telecommunication Services — 4 .3%
Altice Financing SA
5.75%, 8/15/2029 (a) 613,000 485,802
CCO Holdings LLC
4.50%, 5/1/2032 1,347,000 1,231,606
4.25%, 1/15/2034 (a) 800,000 694,655
Frontier Communications Holdings LLC
5.00%, 5/1/2028 (a) 422,000 420,877
8.75%, 5/15/2030 (a) 852,000 890,444
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a) 1,759,000 1,775,014
7.00%, 3/31/2034 (a) 50,000 50,348
Sable International Finance Ltd.
7.13%, 10/15/2032 (a) 427,000 434,100
Windstream Escrow LLC
7.75%, 8/15/2028 ‡ 556 —
Windstream Services LLC
8.25%, 10/1/2031 (a) 1,100,000 1,143,852
7,126,698
Electric Utilities — 1 .5%
Alpha Generation LLC
6.75%, 10/15/2032 (a) 485,000 500,004
NRG Energy, Inc.
3.63%, 2/15/2031 (a) 384,000 354,195
PG&E Corp.
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.88%),
7.38%, 3/15/2055 (d) 634,000 629,264
Vistra Operations Co. LLC
4.38%, 5/1/2029 (a) 550,000 537,600
7.75%, 10/15/2031 (a) 461,000 489,793
2,510,856
Investments
Principal
Amount Value
Corporate Bonds (continued)
Electrical Equipment — 0 .2%
Sensata Technologies BV
4.00%, 4/15/2029 (a) $ 416,000 $ 398,387
Energy Equipment & Services — 1 .0%
USA Compression Partners LP
7.13%, 3/15/2029 (a) 419,000 429,540
Valaris Ltd.
8.38%, 4/30/2030 (a) 481,000 500,751
Weatherford International Ltd.
8.63%, 4/30/2030 (a) 738,000 756,393
1,686,684
Entertainment — 1 .4%
Warnermedia Holdings, Inc.
4.28%, 3/15/2032 1,039,000 896,657
5.05%, 3/15/2042 2,066,000 1,391,968
2,288,625
Financial Services — 4 .3%
Block, Inc.
5.63%, 8/15/2030 (a) 192,000 195,092
6.50%, 5/15/2032 1,210,000 1,253,364
Boost Newco Borrower LLC
7.50%, 1/15/2031 (a) 853,000 905,029
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a) 556,000 581,082
Jefferies Finance LLC
5.00%, 8/15/2028 (a) 422,000 409,589
Midcap Financial Issuer Trust
6.50%, 5/1/2028 (a) 394,000 392,724
NCR Atleos Corp.
9.50%, 4/1/2029 (a) 505,000 547,601
Rocket Cos., Inc.
6.13%, 8/1/2030 (a) 821,000 844,981
6.38%, 8/1/2033 (a) 1,087,000 1,127,755
Shift4 Payments LLC
6.75%, 8/15/2032 (a) 815,000 845,028
7,102,245
Food Products — 1 .0%
Darling Ingredients, Inc.
6.00%, 6/15/2030 (a) 436,000 440,707
Post Holdings, Inc.
6.25%, 2/15/2032 (a) 500,000 513,684
6.38%, 3/1/2033 (a) 677,000 683,906
1,638,297
Ground Transportation — 1 .3%
Albion Financing 1 SARL
7.00%, 5/21/2030 (a) 500,000 515,750
Brightline East LLC
11.00%, 1/31/2030 (a) 653,000 375,215
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a) 441,000 467,060

HIGH YIELD-INTEREST RATE HEDGED :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Ground Transportation
Hertz Corp. (The)
12.63%, 7/15/2029 (a) $ 576,000 $ 598,581
5.00%, 12/1/2029 (a)(c) 401,000 288,771
2,245,377
Health Care Equipment & Supplies — 1 .3%
Medline Borrower LP
5.25%, 10/1/2029 (a) 2,167,000 2,145,991
Health Care Providers & Services — 4 .9%
Community Health Systems, Inc.
10.88%, 1/15/2032 (a) 1,523,000 1,611,445
9.75%, 1/15/2034 (a) 183,000 185,188
CVS Health Corp.
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.89%),
7.00%, 3/10/2055 (d) 945,000 983,790
DaVita, Inc.
6.75%, 7/15/2033 (a) 892,000 924,387
LifePoint Health, Inc.
11.00%, 10/15/2030 (a) 573,000 631,635
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a) 485,000 375,269
Prime Healthcare Services, Inc.
9.38%, 9/1/2029 (a) 649,000 669,710
Star Parent, Inc.
9.00%, 10/1/2030 (a) 337,000 356,788
Tenet Healthcare Corp.
6.13%, 10/1/2028 1,133,000 1,133,699
6.13%, 6/15/2030 737,000 748,256
US Acute Care Solutions LLC
9.75%, 5/15/2029 (a) 513,000 526,447
8,146,614
Health Care REITs — 0 .7%
MPT Operating Partnership LP
REIT, 8.50%, 2/15/2032
(a) 1,134,000 1,188,846
Health Care Technology — 0 .6%
IQVIA, Inc.
6.25%, 6/1/2032 (a) 937,000 965,258
Hotel & Resort REITs — 0 .6%
RHP Hotel Properties LP
REIT, 6.50%, 4/1/2032 (a) 382,000 392,649
Service Properties Trust
REIT, 8.63%, 11/15/2031
(a) 546,000 582,180
974,829
Investments
Principal
Amount Value
Corporate Bonds (continued)
Hotels, Restaurants & Leisure — 8 .2%
1011778 BC ULC
6.13%, 6/15/2029 (a) $ 992,000 $ 1,016,102
4.00%, 10/15/2030 (a) 1,004,000 938,725
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a) 581,000 600,748
6.50%, 2/15/2032 (a) 876,000 898,092
Carnival Corp.
5.75%, 8/1/2032 (a) 1,760,000 1,790,800
6.13%, 2/15/2033 (a) 258,000 264,937
Churchill Downs, Inc.
5.75%, 4/1/2030 (a) 609,000 609,066
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a) 495,000 473,195
6.75%, 1/15/2030 (a) 592,000 556,764
Hilton Domestic Operating Co., Inc.
4.00%, 5/1/2031 (a) 769,000 724,441
3.63%, 2/15/2032 (a) 1,473,000 1,344,572
NCL Corp. Ltd.
5.88%, 2/15/2027 (a) 711,000 712,544
6.75%, 2/1/2032 (a) 679,000 700,262
Sabre GLBL, Inc.
11.13%, 7/15/2030 (a) 464,000 454,766
Voyager Parent LLC
9.25%, 7/1/2032 (a) 801,000 845,365
Wynn Resorts Finance LLC
7.13%, 2/15/2031 (a) 426,000 458,540
Yum! Brands, Inc.
3.63%, 3/15/2031 248,000 230,121
4.63%, 1/31/2032 1,044,000 1,008,982
13,628,022
Household Durables — 0 .3%
Newell Brands, Inc.
8.50%, 6/1/2028 (a) 550,000 580,649
Independent Power and Renewable Electricity Producers — 0 .8%
Lightning Power LLC
7.25%, 8/15/2032 (a) 546,000 579,379
Talen Energy Supply LLC
8.63%, 6/1/2030 (a) 714,000 762,426
1,341,805
Insurance — 4 .5%
Acrisure LLC
7.50%, 11/6/2030 (a) 489,000 507,036
Alliant Holdings Intermediate LLC
6.75%, 4/15/2028 (a) 247,000 251,974
7.00%, 1/15/2031 (a) 799,000 826,493
Ardonagh Finco Ltd.
7.75%, 2/15/2031 (a) 500,000 523,232
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032 (a) 675,000 714,489
Howden UK Refinance plc
7.25%, 2/15/2031 (a) 467,000 482,386

AUGUST 31, 2025 (Unaudited) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Insurance
HUB International Ltd.
7.25%, 6/15/2030 (a) $ 464,000 $ 485,338
7.38%, 1/31/2032 (a) 1,458,000 1,533,570
Panther Escrow Issuer LLC
7.13%, 6/1/2031 (a) 1,283,000 1,331,775
Ryan Specialty LLC
5.88%, 8/1/2032 (a) 844,000 850,045
7,506,338
Interactive Media & Services — 0 .4%
Snap, Inc.
6.88%, 3/1/2033 (a) 684,000 691,271
IT Services — 0 .9%
CoreWeave, Inc.
9.25%, 6/1/2030 (a) 835,000 838,004
9.00%, 2/1/2031 (a) 750,000 742,338
1,580,342
Machinery — 0 .6%
Chart Industries, Inc.
7.50%, 1/1/2030 (a) 646,000 677,029
Husky Injection Molding Systems Ltd.
9.00%, 2/15/2029 (a) 349,000 366,271
1,043,300
Media — 10 .1%
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/2029 (a)(c) 847,000 791,676
CSC Holdings LLC
11.75%, 1/31/2029 (a) 1,002,000 919,073
4.50%, 11/15/2031 (a) 481,000 312,032
Directv Financing LLC
5.88%, 8/15/2027 (a) 1,026,000 1,020,869
10.00%, 2/15/2031 (a) 1,250,000 1,242,618
DISH Network Corp.
11.75%, 11/15/2027 (a) 1,230,000 1,300,440
EchoStar Corp.
10.75%, 11/30/2029 1,924,000 2,070,705
Gray Media, Inc.
10.50%, 7/15/2029 (a) 618,000 672,671
5.38%, 11/15/2031 (a) 491,000 361,973
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a) 1,180,000 1,173,498
Nexstar Media, Inc.
4.75%, 11/1/2028 (a) 455,000 446,625
Paramount Global
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.00%),
6.38%, 3/30/2062 (d) 542,000 542,904
Sinclair Television Group, Inc.
8.13%, 2/15/2033 (a) 550,000 563,475
Sirius XM Radio LLC
4.00%, 7/15/2028 (a) 1,145,000 1,105,512
Investments
Principal
Amount Value
Corporate Bonds (continued)
Media
Sirius XM Radio LLC
3.88%, 9/1/2031 (a) $ 285,000 $ 256,286
Stagwell Global LLC
5.63%, 8/15/2029 (a) 492,000 474,494
Sunrise FinCo. I BV
4.88%, 7/15/2031 (a) 359,000 342,922
TEGNA, Inc.
4.63%, 3/15/2028 296,000 293,596
5.00%, 9/15/2029 823,000 823,853
Univision Communications, Inc.
8.00%, 8/15/2028 (a) 782,000 811,667
9.38%, 8/1/2032 (a) 618,000 650,865
VZ Secured Financing BV
5.00%, 1/15/2032 (a) 711,000 631,328
16,809,082
Metals & Mining — 1 .3%
Cleveland-Cliffs, Inc.
7.00%, 3/15/2032 (a)(c) 659,000 655,201
First Quantum Minerals Ltd.
9.38%, 3/1/2029 (a) 1,485,000 1,578,687
2,233,888
Oil, Gas & Consumable Fuels — 7 .0%
Aethon United BR LP
7.50%, 10/1/2029 (a) 383,000 399,524
CITGO Petroleum Corp.
8.38%, 1/15/2029 (a) 450,000 469,337
Civitas Resources, Inc.
8.38%, 7/1/2028 (a) 376,000 390,497
8.75%, 7/1/2031 (a) 797,000 820,076
Comstock Resources, Inc.
6.75%, 3/1/2029 (a) 529,000 521,527
CQP Holdco LP
5.50%, 6/15/2031 (a) 483,000 476,363
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a) 498,000 496,303
7.38%, 1/15/2033 (a) 378,000 369,397
Delek Logistics Partners LP
8.63%, 3/15/2029 (a) 536,000 560,286
Hilcorp Energy I LP
7.25%, 2/15/2035 (a) 527,000 514,437
ITT Holdings LLC
6.50%, 8/1/2029 (a) 653,000 640,161
Kinetik Holdings LP
5.88%, 6/15/2030 (a) 456,000 459,874
New Fortress Energy, Inc.
6.50%, 9/30/2026 (a) 319,000 111,650
NFE Financing LLC
12.00%, 11/15/2029 (a) 1,169,000 429,607
NGL Energy Operating LLC
8.38%, 2/15/2032 (a) 701,000 712,287
Permian Resources Operating LLC
7.00%, 1/15/2032 (a) 450,000 466,641
6.25%, 2/1/2033 (a) 343,000 349,399

HIGH YIELD-INTEREST RATE HEDGED :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels
Sunoco LP
6.25%, 7/1/2033 (a) $ 521,000 $ 532,505
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a) 1,030,000 1,132,504
8.38%, 6/1/2031 (a) 1,382,000 1,449,950
Vital Energy, Inc.
7.88%, 4/15/2032 (a) 451,000 444,405
11,746,730
Passenger Airlines — 1 .8%
American Airlines, Inc.
5.75%, 4/20/2029 (a) 1,440,000 1,447,947
8.50%, 5/15/2029 (a) 301,000 315,432
JetBlue Airways Corp.
9.88%, 9/20/2031 (a) 827,000 820,762
VistaJet Malta Finance plc
6.38%, 2/1/2030 (a)(c) 452,000 435,011
3,019,152
Personal Care Products — 0 .3%
Opal Bidco SAS
6.50%, 3/31/2032 (a) 466,000 474,180
Pharmaceuticals — 2 .8%
1261229 BC Ltd.
10.00%, 4/15/2032 (a) 1,280,000 1,329,195
Bausch Health Cos., Inc.
11.00%, 9/30/2028 (a) 1,380,000 1,447,275
Endo Finance Holdings, Inc.
8.50%, 4/15/2031 (a) 383,000 408,220
Organon & Co.
4.13%, 4/30/2028 (a) 894,000 856,123
5.13%, 4/30/2031 (a) 767,000 657,352
4,698,165
Professional Services — 0 .5%
Amentum Holdings, Inc.
7.25%, 8/1/2032 (a) 529,000 551,719
CACI International, Inc.
6.38%, 6/15/2033 (a) 228,000 235,306
787,025
Software — 4 .1%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a) 1,041,000 1,021,129
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a) 2,109,000 2,132,212
9.00%, 9/30/2029 (a) 1,170,000 1,218,927
Fair Isaac Corp.
6.00%, 5/15/2033 (a) 500,000 506,622
McAfee Corp.
7.38%, 2/15/2030 (a) 989,000 913,337
Investments
Principal
Amount Value
Corporate Bonds (continued)
Software
UKG, Inc.
6.88%, 2/1/2031 (a) $ 1,006,000 $ 1,040,244
6,832,471
Specialized REITs — 1 .6%
Iron Mountain, Inc.
REIT, 7.00%, 2/15/2029
(a) 539,000 555,370
REIT, 6.25%, 1/15/2033
(a) 455,000 464,918
Millrose Properties, Inc.
REIT, 6.38%, 8/1/2030 (a) 1,073,000 1,082,346
SBA Communications Corp.
REIT, 3.13%, 2/1/2029 665,000 625,003
2,727,637
Specialty Retail — 1 .9%
EG Global Finance plc
12.00%, 11/30/2028 (a) 450,000 496,846
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a) 471,000 462,538
Michaels Cos., Inc. (The)
7.88%, 5/1/2029 (a) 701,000 475,238
PetSmart LLC
7.50%, 9/15/2032 (a) 724,000 716,046
Staples, Inc.
10.75%, 9/1/2029 (a) 1,060,000 1,014,950
3,165,618
Trading Companies & Distributors — 2 .5%
FTAI Aviation Investors LLC
5.50%, 5/1/2028 (a) 465,000 464,827
Herc Holdings, Inc.
7.00%, 6/15/2030 (a) 110,000 114,481
7.25%, 6/15/2033 (a) 1,096,000 1,149,642
Imola Merger Corp.
4.75%, 5/15/2029 (a) 826,000 805,384
QXO Building Products, Inc.
6.75%, 4/30/2032 (a) 989,000 1,021,444
United Rentals North America, Inc.
6.13%, 3/15/2034 (a) 641,000 663,966
4,219,744
Wireless Telecommunication Services — 2 .0%
Connect Finco SARL
9.00%, 9/15/2029 (a) 976,000 1,016,671
Rogers Communications, Inc.
Series NC5, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 7.00%,
4/15/2055 (d) 685,000 702,471
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.62%),
7.13%, 4/15/2055 (d) 388,000 402,603

AUGUST 31, 2025 (Unaudited) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Wireless Telecommunication Services
Vmed O2 UK Financing I plc
4.25%, 1/31/2031 (a) $ 613,000 $ 565,801
4.75%, 7/15/2031 (a) 630,000 589,087
3,276,633
Total Corporate Bonds
(Cost $157,180,987) 158,963,125
Shares
Securities Lending Reinvestments (e) — 1 .7%
Investment Companies — 1 .7%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (f)
(Cost $2,830,210) 2,830,210 2,830,210
Principal
Amount
Short-Term Investments — 2 .2%
Repurchase Agreements (g) — 2 .2%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $3,641,446
(Cost $3,639,706) 3,639,706
3,639,706
Total Investments — 99.2%
(Cost $163,650,903) 165,433,041
Other assets less liabilities — 0.8% 1,349,104
Net Assets — 100.0% $ 166,782,145
‡ Value determined using significant unobservable inputs.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration.The aggregate value of these securities as of
August 31, 2025 was $142,217,843 which represents 85.27% of
net assets.
(b) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of August 31, 2025.
(c) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $2,714,879, collateralized in the form of cash with a value of $2,830,210 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of
August 31, 2025.
(e) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $2,830,210.
(f) Rate shown is the 7-day yield as of August 31, 2025.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
Futures Contracts Sold
High Yield-Interest Rate Hedged had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 190 12/19/2025 U.S. Dollar $ 21,375,000 $ (41,901)
U.S. Treasury 2 Year Note 290 12/31/2025 U.S. Dollar 60,476,328 (19,895)
U.S. Treasury 5 Year Note 677 12/31/2025 U.S. Dollar 74,110,344 (112,417)
$ (174,213)

INFLATION EXPECTATIONS ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RINF
::
Investments
Principal
Amount Value
Short-Term Investments — 95 .4%
Repurchase Agreements (a) — 95 .4%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $23,889,610
(Cost $23,878,188) $ 23,878,188
$ 23,878,188
Total Investments — 95.4%
(Cost $23,878,188) 23,878,188
Other assets less liabilities — 4.6% 1,144,200
Net Assets — 100.0% $ 25,022,388
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
6,063,278 12/11/2025 Citibank NA 3.98%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Bond inverse index)
c
345,150
6,076,181 12/11/2025 Citibank NA 4.07%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Inflation-Protected Securities
(TIPS) bond)
c
(425,541)
12,139,459 (80,391)
18,937,450 12/11/2025 Societe Generale 4.42%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Inflation-Protected Securities
(TIPS) bond)
c
522,186
28,131,062 12/11/2025 Societe Generale 3.87%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Bond inverse index)
c
(733,189)
47,068,512 (211,003)
59,207,971 (291,394)
Total Unrealized
Appreciation
867,336
Total Unrealized
Depreciation
(1,158,730)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_
TIPS_August.pdf.

AUGUST 31, 2025 (Unaudited) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds — 94 .0%
Aerospace & Defense — 2 .3%
GE Capital International Funding Co. ULC.
4.42%, 11/15/2035 $ 963,000 $ 931,722
General Electric Co.
6.75%, 3/15/2032 1,235,000 1,397,658
Lockheed Martin Corp.
4.07%, 12/15/2042 1,129,000 948,402
RTX Corp.
4.50%, 6/1/2042 3,192,000 2,813,222
6,091,004
Air Freight & Logistics — 0 .6%
United Parcel Service, Inc.
6.20%, 1/15/2038 1,389,000 1,512,052
Automobiles — 1 .8%
Ford Motor Co.
7.45%, 7/16/2031 1,632,000 1,796,596
4.75%, 1/15/2043 843,000 652,784
General Motors Co.
6.25%, 10/2/2043 1,554,000 1,533,189
5.20%, 4/1/2045 870,000 757,060
4,739,629
Banks — 25 .8%
Banco Santander SA
5.44%, 7/15/2031 1,243,000 1,300,339
6.92%, 8/8/2033 2,180,000 2,400,997
6.94%, 11/7/2033 1,450,000 1,645,007
6.35%, 3/14/2034 1,664,000 1,764,049
6.03%, 1/17/2035 72,000 76,405
Bank of America Corp.
7.75%, 5/14/2038 1,884,000 2,265,596
5.88%, 2/7/2042 3,769,000 3,935,545
Bank of America NA
6.00%, 10/15/2036 1,294,000 1,376,138
Barclays plc
5.25%, 8/17/2045 1,960,000 1,832,534
4.95%, 1/10/2047 774,000 695,271
Citigroup, Inc.
6.63%, 6/15/2032 740,000 815,809
8.13%, 7/15/2039 1,576,000 1,989,326
6.68%, 9/13/2043 2,037,000 2,254,718
4.65%, 7/30/2045 160,000 140,087
4.75%, 5/18/2046 1,562,000 1,361,202
Cooperatieve Rabobank UA
5.25%, 5/24/2041 1,250,000 1,233,762
5.75%, 12/1/2043 1,656,000 1,654,084
5.25%, 8/4/2045 614,000 571,328
Fifth Third Bancorp
8.25%, 3/1/2038 951,000 1,164,682
HSBC Holdings plc
6.50%, 5/2/2036 1,374,000 1,491,798
6.50%, 9/15/2037 2,254,000 2,428,018
5.25%, 3/14/2044 518,000 489,476
Investments
Principal
Amount Value
Corporate Bonds (continued)
Banks
JPMorgan Chase & Co.
6.40%, 5/15/2038 $ 1,651,000 $ 1,843,427
5.50%, 10/15/2040 3,660,000 3,739,201
5.63%, 8/16/2043 300,000 302,243
4.95%, 6/1/2045 1,578,000 1,442,776
Lloyds Banking Group plc
4.34%, 1/9/2048 1,306,000 1,048,358
Mitsubishi UFJ Financial Group, Inc.
3.75%, 7/18/2039 1,417,000 1,228,259
Mizuho Financial Group, Inc.
2.56%, 9/13/2031 908,000 802,410
Royal Bank of Canada
2.30%, 11/3/2031 2,513,000 2,238,549
3.88%, 5/4/2032 300,000 288,731
5.00%, 2/1/2033 542,000 555,352
5.15%, 2/1/2034 1,490,000 1,539,154
Sumitomo Mitsui Financial Group, Inc.
2.22%, 9/17/2031 1,053,000 927,693
5.77%, 1/13/2033 1,937,000 2,055,450
5.56%, 7/9/2034 1,565,000 1,637,117
5.63%, 1/15/2035 181,000 189,884
6.18%, 7/13/2043 1,257,000 1,342,166
5.84%, 7/9/2044 595,000 605,557
Toronto-Dominion Bank (The)
3.20%, 3/10/2032 2,109,000 1,938,753
4.46%, 6/8/2032 937,000 928,234
Wells Fargo & Co.
5.38%, 11/2/2043 836,000 797,033
5.61%, 1/15/2044 1,571,000 1,533,651
4.65%, 11/4/2044 1,452,000 1,257,320
3.90%, 5/1/2045 300,000 238,572
4.90%, 11/17/2045 2,676,000 2,369,947
4.75%, 12/7/2046 48,000 41,390
Wells Fargo Bank NA
6.60%, 1/15/2038 965,000 1,081,042
Westpac Banking Corp.
2.15%, 6/3/2031 891,000 800,848
4.42%, 7/24/2039 858,000 783,176
2.96%, 11/16/2040 706,000 532,319
3.13%, 11/18/2041 1,238,000 914,740
67,889,523
Beverages — 2 .6%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042 1,452,000 1,368,089
Coca-Cola Co. (The)
1.38%, 3/15/2031 757,000 656,678
2.25%, 1/5/2032 50,000 44,485
2.50%, 6/1/2040 1,442,000 1,054,956
2.60%, 6/1/2050 152,000 92,919
3.00%, 3/5/2051 1,605,000 1,061,978
2.50%, 3/15/2051 2,543,000 1,506,291
2.75%, 6/1/2060 284,000 166,855
Molson Coors Beverage Co.
5.00%, 5/1/2042 1,028,000 936,473
6,888,724

INVESTMENT GRADE-INTEREST RATE HEDGED :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Biotechnology — 0 .7%
AbbVie, Inc.
4.40%, 11/6/2042 $ 2,239,000 $ 1,967,111
Capital Markets — 6 .7%
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033 1,047,000 1,147,109
6.75%, 10/1/2037 1,011,000 1,123,912
6.25%, 2/1/2041 3,157,000 3,388,484
5.15%, 5/22/2045 2,395,000 2,182,123
Morgan Stanley
6.38%, 7/24/2042 281,000 309,198
4.30%, 1/27/2045 1,877,000 1,605,238
4.38%, 1/22/2047 5,096,000 4,338,640
Nomura Holdings, Inc.
2.61%, 7/14/2031 972,000 870,511
5.78%, 7/3/2034 916,000 958,615
UBS Group AG
4.88%, 5/15/2045 1,829,000 1,665,173
17,589,003
Communications Equipment — 1 .5%
Cisco Systems, Inc.
5.90%, 2/15/2039 3,032,000 3,264,255
5.50%, 1/15/2040 699,000 723,592
3,987,847
Consumer Finance — 2 .2%
Ally Financial, Inc.
8.00%, 11/1/2031 1,787,000 2,044,479
American Express Co.
4.05%, 12/3/2042 859,000 726,213
John Deere Capital Corp.
4.40%, 9/8/2031 520,000 522,575
Series I, 5.15%, 9/8/2033 1,401,000 1,452,679
5.10%, 4/11/2034 1,087,000 1,114,224
5,860,170
Consumer Staples Distribution & Retail — 1 .1%
Target Corp.
4.00%, 7/1/2042 1,013,000 846,681
Walmart, Inc.
5.25%, 9/1/2035 569,000 594,975
6.50%, 8/15/2037 1,210,000 1,385,443
2,827,099
Diversified Telecommunication Services — 5 .7%
Sprint Capital Corp.
8.75%, 3/15/2032 1,870,000 2,267,631
Telefonica Emisiones SA
7.05%, 6/20/2036 1,773,000 1,973,168
5.21%, 3/8/2047 2,590,000 2,274,371
4.90%, 3/6/2048 1,067,000 897,336
Verizon Communications, Inc.
4.50%, 8/10/2033 1,365,000 1,334,670
Investments
Principal
Amount Value
Corporate Bonds (continued)
Diversified Telecommunication Services
Verizon Communications, Inc.
4.27%, 1/15/2036 $ 1,859,000 $ 1,728,397
5.25%, 3/16/2037 1,239,000 1,242,451
4.81%, 3/15/2039 450,000 422,679
4.86%, 8/21/2046 1,873,000 1,667,315
4.52%, 9/15/2048 1,319,000 1,103,642
14,911,660
Electric Utilities — 0 .6%
Duke Energy Florida LLC
6.40%, 6/15/2038 926,000 1,025,210
Georgia Power Co.
4.30%, 3/15/2042 669,000 578,229
1,603,439
Electrical Equipment — 0 .3%
Eaton Corp.
4.15%, 11/2/2042 769,000 659,170
Energy Equipment & Services — 0 .4%
Baker Hughes Holdings LLC
5.13%, 9/15/2040 1,084,000 1,042,840
Entertainment — 0 .9%
TWDC Enterprises 18 Corp.
4.13%, 6/1/2044 551,000 458,492
Walt Disney Co. (The)
6.65%, 11/15/2037 1,555,000 1,782,888
2,241,380
Financial Services — 1 .5%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043 (a) 976,000 904,635
Shell International Finance BV
6.38%, 12/15/2038 1,863,000 2,075,830
5.50%, 3/25/2040 851,000 867,013
3,847,478
Food Products — 0 .9%
Kraft Heinz Foods Co.
5.00%, 6/4/2042 1,478,000 1,321,217
Unilever Capital Corp.
5.90%, 11/15/2032 928,000 1,010,186
2,331,403
Health Care Equipment & Supplies — 1 .0%
Medtronic, Inc.
4.38%, 3/15/2035 952,000 925,745
4.63%, 3/15/2045 1,830,000 1,640,931
2,566,676

AUGUST 31, 2025 (Unaudited) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Health Care Providers & Services — 2 .0%
Ascension Health
3.95%, 11/15/2046 $ 985,000 $ 785,615
Elevance Health, Inc.
4.65%, 1/15/2043 985,000 857,161
UnitedHealth Group, Inc.
4.63%, 7/15/2035 864,000 838,753
6.88%, 2/15/2038 1,925,000 2,186,574
4.75%, 7/15/2045 618,000 545,491
5,213,594
Household Products — 0 .5%
Procter & Gamble Co. (The)
1.95%, 4/23/2031 1,541,000 1,383,845
Insurance — 0 .9%
MetLife, Inc.
5.70%, 6/15/2035 1,150,000 1,218,153
4.88%, 11/13/2043 1,345,000 1,230,822
2,448,975
IT Services — 1 .8%
International Business Machines Corp.
4.15%, 5/15/2039 723,000 637,163
4.00%, 6/20/2042 1,051,000 870,918
4.25%, 5/15/2049 4,034,000 3,234,809
4,742,890
Machinery — 0 .5%
Caterpillar, Inc.
3.80%, 8/15/2042 1,480,000 1,220,107
Media — 3 .6%
Comcast Corp.
4.25%, 1/15/2033 1,569,000 1,524,198
Paramount Global
6.88%, 4/30/2036 657,000 697,212
4.38%, 3/15/2043 2,051,000 1,558,925
Time Warner Cable Enterprises LLC
8.38%, 7/15/2033 950,000 1,107,558
Time Warner Cable LLC
6.55%, 5/1/2037 1,341,000 1,389,641
6.75%, 6/15/2039 3,004,000 3,109,186
9,386,720
Metals & Mining — 2 .8%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042 1,233,000 1,059,369
5.00%, 9/30/2043 2,195,000 2,083,142
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 1,069,000 1,054,876
Southern Copper Corp.
6.75%, 4/16/2040 1,496,000 1,650,915
5.25%, 11/8/2042 144,000 135,133
Investments
Principal
Amount Value
Corporate Bonds (continued)
Metals & Mining
Southern Copper Corp.
5.88%, 4/23/2045 $ 1,498,000 $ 1,503,096
7,486,531
Multi-Utilities — 0 .8%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 2,041,000 2,199,721
Oil, Gas & Consumable Fuels — 7 .2%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038 1,204,000 1,259,034
ConocoPhillips
6.50%, 2/1/2039 1,528,000 1,704,466
Hess Corp.
5.60%, 2/15/2041 1,257,000 1,275,098
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038 1,358,000 1,511,506
Kinder Morgan, Inc.
7.75%, 1/15/2032 689,000 796,304
Occidental Petroleum Corp.
6.45%, 9/15/2036 1,566,000 1,620,047
Phillips 66
5.88%, 5/1/2042 1,363,000 1,364,243
Shell Finance US, Inc.
4.13%, 5/11/2035 1,462,000 1,388,893
4.38%, 5/11/2045 2,021,000 1,723,265
4.00%, 5/10/2046 1,828,000 1,457,428
TransCanada PipeLines Ltd.
6.20%, 10/15/2037 2,122,000 2,236,683
7.63%, 1/15/2039 200,000 234,539
Valero Energy Corp.
6.63%, 6/15/2037 1,304,000 1,421,854
Williams Cos., Inc. (The)
6.30%, 4/15/2040 996,000 1,058,544
19,051,904
Pharmaceuticals — 7 .3%
AstraZeneca plc
6.45%, 9/15/2037 208,000 234,813
4.00%, 9/18/2042 3,260,000 2,769,532
4.38%, 11/16/2045 2,159,000 1,879,295
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 2,488,000 2,768,837
Johnson & Johnson
5.95%, 8/15/2037 1,533,000 1,691,486
Merck & Co., Inc.
4.15%, 5/18/2043 1,294,000 1,098,063
Novartis Capital Corp.
4.40%, 5/6/2044 1,658,000 1,467,898
Pfizer, Inc.
4.00%, 12/15/2036 2,897,000 2,668,814
7.20%, 3/15/2039 1,686,000 2,000,045
4.40%, 5/15/2044 500,000 435,748
4.13%, 12/15/2046 274,000 222,331

INVESTMENT GRADE-INTEREST RATE HEDGED :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Pharmaceuticals
Wyeth LLC
5.95%, 4/1/2037 $ 1,848,000 $ 1,976,631
19,213,493
Software — 1 .6%
Oracle Corp.
6.50%, 4/15/2038 3,589,000 3,891,300
6.13%, 7/8/2039 354,000 369,881
4,261,181
Specialty Retail — 1 .0%
Home Depot, Inc. (The)
5.88%, 12/16/2036 2,520,000 2,722,403
Technology Hardware, Storage & Peripherals — 3 .0%
Apple, Inc.
3.85%, 5/4/2043 400,000 334,150
4.45%, 5/6/2044 1,643,000 1,505,604
3.45%, 2/9/2045 5,407,000 4,190,452
4.38%, 5/13/2045 889,000 785,089
HP, Inc.
6.00%, 9/15/2041 1,187,000 1,201,683
8,016,978
Tobacco — 2 .0%
Altria Group, Inc.
5.38%, 1/31/2044 3,032,000 2,899,282
Philip Morris International, Inc.
6.38%, 5/16/2038 2,226,000 2,464,435
5,363,717
Wireless Telecommunication Services — 2 .4%
America Movil SAB de CV
6.13%, 3/30/2040 1,895,000 1,999,661
4.38%, 7/16/2042 1,104,000 943,602
Vodafone Group plc
6.15%, 2/27/2037 2,498,000 2,690,381
5.25%, 5/30/2048 446,000 409,890
4.88%, 6/19/2049 234,000 203,543
6,247,077
Total Corporate Bonds
(Cost $243,236,918) 247,515,344
Asset-Backed Securities - 0 .4%
United Airlines Pass-Through Trust
Series 2023-1, Class A,
5.80%, 1/15/2036
(Cost $1,143,151) 1,127,029 1,158,738
Investments
Shares Value
Securities Lending Reinvestments (b) — 0 .4%
Investment Companies — 0 .4%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (c)
(Cost $929,733) 929,733 $ 929,733
Principal
Amount
Short-Term Investments — 0 .6%
Repurchase Agreements (d) — 0 .6%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $1,477,331
(Cost $1,476,625) $ 1,476,625
1,476,625
Total Investments — 95.4%
(Cost $246,786,427) 251,080,440
Other assets less liabilities — 4.6% 12,124,786
Net Assets — 100.0% $ 263,205,226
(a) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $900,000, collateralized in the form of cash with a value of $929,733 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $929,733.
(c) Rate shown is the 7-day yield as of August 31, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2025 (Unaudited) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Futures Contracts Sold
Investment Grade-Interest Rate Hedged had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 877 12/19/2025 U.S. Dollar $ 98,662,500 $ (222,201)
U.S. Treasury Long Bond 1,299 12/19/2025 U.S. Dollar 148,410,750 (65,124)
$ (287,325)

K-1 FREE CRUDE OIL ETF :: AUGUST 31, 2025 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

OILK
::
Investments
Principal
Amount Value
Short-Term Investments — 75 .8%
Repurchase Agreements (a) — 75 .8%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $53,616,005
(Cost $53,590,371) $ 53,590,371
$ 53,590,371
Total Investments — 75.8%
(Cost $53,590,371) 53,590,371
Other assets less liabilities — 24.2% 17,150,438
Net Assets — 100.0% $ 70,740,809
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
K-1 Free Crude Oil ETF had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
WTI Crude Oil 364 10/21/2025 U.S. Dollar $ 23,099,440 $ 14,213
WTI Crude Oil 377 11/20/2025 U.S. Dollar 23,747,230 (457,412)
WTI Crude Oil 384 5/19/2026 U.S. Dollar 23,896,320 (119,090)
$ (562,289)

AUGUST 31, 2025 (Unaudited) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) — 91 .8%
Aerospace & Defense — 2.0%
Axon Enterprise, Inc.* 399 $ 298,169
General Dynamics Corp. 4,139 1,343,395
General Electric Co. 7,913 2,177,658
Howmet Aerospace, Inc. 9,408 1,637,933
Huntington Ingalls Industries,
Inc. 4,952 1,340,952
Lockheed Martin Corp. 2,858 1,302,190
Textron, Inc. 15,706 1,258,993
9,359,290
Air Freight & Logistics — 0.3%
Expeditors International of
Washington, Inc. 11,439 1,378,857
United Parcel Service, Inc.,
Class
a
B 2,588 226,295
1,605,152
Automobile Components — 0.1%
Aptiv plc* 3,110 247,338
Automobiles — 1.5%
Ford Motor Co. 130,805 1,539,575
General Motors Co. 21,828 1,278,902
Tesla, Inc.* 12,623 4,214,441
7,032,918
Banks — 3.2%
Bank of America Corp. 65,703 3,333,770
Citigroup, Inc. 21,738 2,099,239
Citizens Financial Group, Inc. 14,751 771,182
Fifth Third Bancorp 12,133 555,328
Huntington Bancshares, Inc. 58,859 1,048,279
JPMorgan Chase & Co. 12,238 3,688,778
M&T Bank Corp. 4,635 934,694
Regions Financial Corp. 7,034 192,661
Truist Financial Corp. 37,277 1,745,309
Wells Fargo & Co. 7,924 651,194
15,020,434
Beverages — 0.6%
Coca-Cola Co. (The) 6,169 425,599
Keurig Dr Pepper, Inc. 44,985 1,308,614
Molson Coors Beverage Co.,
Class
a
B 20,954 1,057,967
2,792,180
Biotechnology — 1.2%
AbbVie, Inc. 4,128 868,531
Amgen, Inc. 2,751 791,490
Biogen, Inc.* 7,213 953,703
Gilead Sciences, Inc. 2,726 307,956
Incyte Corp.* 7,634 645,913
Regeneron Pharmaceuticals,
Inc. 789 458,173
Vertex Pharmaceuticals, Inc.* 3,747 1,465,152
5,490,918
Investments
Shares Value
Common Stocks (a) (continued)
Broadline Retail — 2.5%
Amazon.com, Inc.* 50,614 $ 11,590,606
eBay, Inc. 2,084 188,831
11,779,437
Building Products — 0.9%
Allegion plc 8,236 1,398,473
Builders FirstSource, Inc.* 3,749 519,911
Johnson Controls International
plc 1,523 162,793
Lennox International, Inc. 675 376,556
Masco Corp. 2,395 175,769
Trane Technologies plc 4,271 1,775,028
4,408,530
Capital Markets — 3.3%
Ameriprise Financial, Inc. 2,861 1,472,871
Bank of New York Mellon Corp.
(The) 9,465 999,504
Blackstone, Inc. 4,128 707,539
Cboe Global Markets, Inc. 5,761 1,359,308
Charles Schwab Corp. (The) 5,570 533,829
CME Group, Inc. 4,083 1,088,160
Coinbase Global, Inc., Class
a
A* 536 163,234
FactSet Research Systems, Inc. 3,525 1,315,953
Goldman Sachs Group, Inc.
(The) 2,888 2,152,282
Invesco Ltd. 63,056 1,380,296
Morgan Stanley 1,256 189,003
Northern Trust Corp. 11,136 1,461,934
State Street Corp. 13,200 1,517,604
T. Rowe Price Group, Inc. 11,670 1,255,925
15,597,442
Chemicals — 1.2%
CF Industries Holdings, Inc. 9,130 790,932
Dow, Inc. 29,439 725,082
DuPont de Nemours, Inc. 17,241 1,326,178
Eastman Chemical Co. 14,494 1,019,508
Linde plc 403 192,751
LyondellBasell Industries NV,
Class
a
A 20,399 1,149,484
Mosaic Co. (The) 14,923 498,428
5,702,363
Commercial Services & Supplies — 1.3%
Cintas Corp. 7,317 1,536,790
Copart, Inc.* 29,464 1,438,138
Republic Services, Inc., Class
a
A 6,456 1,510,510
Rollins, Inc. 21,304 1,204,528
Veralto Corp. 4,142 439,839
6,129,805
Communications Equipment — 1.2%
Arista Networks, Inc.* 13,127 1,792,492
Cisco Systems, Inc. 5,410 373,777
F5, Inc.* 4,353 1,363,098

LARGE CAP CORE PLUS :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Motorola Solutions, Inc. 3,941 $ 1,861,965
5,391,332
Consumer Finance — 0.3%
Synchrony Financial 19,259 1,470,232
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp. 1,526 1,439,506
Dollar General Corp. 3,759 408,829
Kroger Co. (The) 21,480 1,457,203
Target Corp. 6,499 623,774
Walmart, Inc. 12,974 1,258,219
5,187,531
Containers & Packaging — 0.3%
Packaging Corp. of America 6,711 1,462,730
Distributors — 0.2%
LKQ Corp. 30,034 979,709
Diversified Telecommunication Services — 0.3%
AT&T, Inc. 33,270 974,478
Verizon Communications, Inc. 5,239 231,721
1,206,199
Electric Utilities — 2.5%
American Electric Power Co.,
Inc. 4,442 493,151
Constellation Energy Corp. 1,793 552,208
Edison International 25,403 1,425,870
Exelon Corp. 28,539 1,246,584
FirstEnergy Corp. 28,635 1,249,059
NextEra Energy, Inc. 14,564 1,049,336
NRG Energy, Inc. 8,602 1,252,107
PG&E Corp. 54,175 827,794
Pinnacle West Capital Corp. 6,011 537,143
PPL Corp. 40,129 1,463,505
Southern Co. (The) 16,761 1,547,040
Xcel Energy, Inc. 3,357 243,013
11,886,810
Electrical Equipment — 0.6%
AMETEK, Inc. 5,586 1,032,293
Eaton Corp. plc 3,648 1,273,662
Hubbell, Inc., Class
a
B 1,621 698,635
3,004,590
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class
a
A 19,075 2,076,504
Jabil, Inc. 3,281 672,047
Ralliant Corp.* 1 42
TE Connectivity plc 4,377 903,851
Trimble, Inc.* 2,276 183,946
Zebra Technologies Corp.,
Class
a
A* 4,190 1,328,607
5,164,997
Entertainment — 1.4%
Live Nation Entertainment, Inc.* 9,381 1,561,842
Investments
Shares Value
Common Stocks (a) (continued)
Netflix, Inc.* 3,659 $ 4,420,987
Walt Disney Co. (The) 4,023 476,243
6,459,072
Financial Services — 2.2%
Berkshire Hathaway, Inc.,
Class
a
B* 8,216 4,132,484
Fiserv, Inc.* 6,953 960,765
Jack Henry & Associates, Inc. 2,988 487,821
Mastercard, Inc., Class
a
A 2,830 1,684,671
PayPal Holdings, Inc.* 4,692 329,331
Visa, Inc., Class
a
A 7,019 2,469,144
10,064,216
Food Products — 1.1%
Campbell's Co. (The) 29,196 932,228
Conagra Brands, Inc. 14,679 280,809
General Mills, Inc. 20,977 1,034,796
J M Smucker Co. (The) 2,259 249,642
Kraft Heinz Co. (The) 41,429 1,158,769
Lamb Weston Holdings, Inc. 6,322 363,705
Tyson Foods, Inc., Class
a
A 23,587 1,339,270
5,359,219
Gas Utilities — 0.3%
Atmos Energy Corp. 8,913 1,480,717
Ground Transportation — 0.7%
Norfolk Southern Corp. 2,823 790,384
Uber Technologies, Inc.* 25,351 2,376,656
3,167,040
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories 2,216 293,974
Baxter International, Inc. 38,020 938,714
Becton Dickinson & Co. 8,579 1,655,575
Boston Scientific Corp.* 21,040 2,219,720
GE HealthCare Technologies,
Inc. 19,211 1,416,427
Insulet Corp.* 3,045 1,034,935
Intuitive Surgical, Inc.* 3,443 1,629,555
Medtronic plc 19,490 1,808,867
ResMed, Inc. 5,362 1,471,923
STERIS plc 5,984 1,466,439
13,936,129
Health Care Providers & Services — 2.5%
Cardinal Health, Inc. 8,912 1,325,927
Centene Corp.* 50,582 1,468,901
Cigna Group (The) 1,306 392,936
CVS Health Corp. 22,105 1,616,981
Elevance Health, Inc. 2,925 932,051
Molina Healthcare, Inc.* 6,609 1,195,106
Quest Diagnostics, Inc. 6,940 1,260,582
UnitedHealth Group, Inc. 7,551 2,339,828
Universal Health Services, Inc.,
Class
a
B 7,232 1,313,187
11,845,499

AUGUST 31, 2025 (Unaudited) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Health Care REITs — 0.6%
Healthpeak Properties, Inc.,
REIT 69,190 $ 1,241,269
Ventas, Inc., REIT 19,832 1,350,162
2,591,431
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.,
REIT 71,598 1,232,202
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class
a
A* 1,229 160,421
Booking Holdings, Inc. 429 2,401,992
Caesars Entertainment, Inc.* 43,167 1,155,581
Carnival Corp.* 49,932 1,592,332
Chipotle Mexican Grill, Inc.,
Class
a
A* 3,747 157,899
Domino's Pizza, Inc. 357 163,613
Expedia Group, Inc. 2,829 607,669
Hilton Worldwide Holdings, Inc. 3,588 990,503
MGM Resorts International* 18,830 747,363
Norwegian Cruise Line Holdings
Ltd.* 53,757 1,335,324
Royal Caribbean Cruises Ltd. 5,596 2,032,579
11,345,276
Household Durables — 0.3%
PulteGroup, Inc. 11,759 1,552,423
Household Products — 0.6%
Church & Dwight Co., Inc. 5,206 484,991
Clorox Co. (The) 1,500 177,300
Kimberly-Clark Corp. 6,142 793,178
Procter & Gamble Co. (The) 8,775 1,378,026
2,833,495
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) 102,341 1,385,697
Industrial REITs — 0.2%
Prologis, Inc., REIT 8,758 996,485
Insurance — 3.5%
Allstate Corp. (The) 7,801 1,587,113
Arch Capital Group Ltd. 13,842 1,266,958
Assurant, Inc. 6,906 1,489,003
Brown & Brown, Inc. 11,689 1,133,248
Cincinnati Financial Corp. 9,248 1,420,493
Globe Life, Inc. 3,103 434,265
Hartford Insurance Group, Inc.
(The) 10,673 1,412,145
Loews Corp. 14,737 1,426,542
Marsh & McLennan Cos., Inc. 9,320 1,918,149
MetLife, Inc. 17,688 1,439,096
Principal Financial Group, Inc. 5,069 408,105
Progressive Corp. (The) 8,469 2,092,351
W R Berkley Corp. 5,672 406,626
16,434,094
Investments
Shares Value
Common Stocks (a) (continued)
Interactive Media & Services — 4.1%
Alphabet, Inc., Class
a
A 28,250 $ 6,014,708
Alphabet, Inc., Class
a
C 21,540 4,599,436
Meta Platforms, Inc., Class
a
A 11,314 8,357,652
18,971,796
IT Services — 1.6%
Accenture plc, Class
a
A 7,932 2,062,082
Akamai Technologies, Inc.* 8,504 672,922
Cognizant Technology Solutions
Corp., Class
a
A 21,239 1,534,518
EPAM Systems, Inc.* 1,743 307,395
Gartner, Inc.* 4,947 1,242,637
GoDaddy, Inc., Class
a
A* 7,667 1,137,093
International Business
Machines Corp. 1,217 296,327
7,252,974
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. 4,313 541,972
Danaher Corp. 2,555 525,870
IQVIA Holdings, Inc.* 1,878 358,341
Revvity, Inc. 10,696 963,816
Waters Corp.* 1,227 370,309
2,760,308
Machinery — 1.9%
Fortive Corp. 7,848 375,605
IDEX Corp. 987 162,362
Illinois Tool Works, Inc. 1,288 340,869
Otis Worldwide Corp. 13,400 1,157,492
Parker-Hannifin Corp. 2,538 1,927,230
Pentair plc 12,603 1,355,201
Snap-on, Inc. 2,916 948,400
Stanley Black & Decker, Inc. 18,436 1,369,610
Xylem, Inc. 8,297 1,174,523
8,811,292
Media — 1.4%
Charter Communications, Inc.,
Class
a
A* 4,676 1,241,852
Comcast Corp., Class
a
A 13,359 453,805
Fox Corp., Class
a
A 24,561 1,466,292
Fox Corp., Class
a
B 26,311 1,435,265
News Corp., Class
a
A 6,412 188,577
Omnicom Group, Inc. 8,873 695,022
Paramount Skydance Corp.,
Class
a
B* 64,641 950,223
6,431,036
Metals & Mining — 0.7%
Freeport-McMoRan, Inc. 27,766 1,232,810
Newmont Corp. 25,650 1,908,360
3,141,170
Multi-Utilities — 0.7%
Consolidated Edison, Inc. 4,348 427,104
DTE Energy Co. 10,395 1,420,477

LARGE CAP CORE PLUS :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
WEC Energy Group, Inc. 11,786 $ 1,255,327
3,102,908
Oil, Gas & Consumable Fuels — 2.8%
APA Corp. 48,177 1,118,670
Chevron Corp. 3,104 498,502
Coterra Energy, Inc. 54,424 1,330,123
Devon Energy Corp. 31,671 1,143,323
EQT Corp. 28,307 1,467,435
Expand Energy Corp. 13,944 1,349,500
Exxon Mobil Corp. 14,700 1,680,063
ONEOK, Inc. 18,742 1,431,514
Targa Resources Corp. 8,494 1,424,953
Texas Pacific Land Corp. 1,312 1,224,726
Valero Energy Corp. 3,702 562,741
13,231,550
Passenger Airlines — 0.6%
Southwest Airlines Co. 46,121 1,517,381
United Airlines Holdings, Inc.* 12,287 1,290,135
2,807,516
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co. 29,359 1,385,158
Eli Lilly & Co. 5,358 3,925,164
Johnson & Johnson 6,907 1,223,713
Merck & Co., Inc. 20,165 1,696,280
Pfizer, Inc. 79,632 1,971,688
10,202,003
Professional Services — 1.4%
Automatic Data Processing, Inc. 6,045 1,837,982
Dayforce, Inc.* 7,933 553,486
Leidos Holdings, Inc. 8,160 1,476,307
Paychex, Inc. 10,574 1,474,597
Paycom Software, Inc. 5,433 1,234,106
6,576,478
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class
a
A* 9,926 1,609,203
Residential REITs — 1.8%
AvalonBay Communities, Inc.,
REIT 7,079 1,386,422
Camden Property Trust, REIT 12,507 1,400,534
Equity Residential, REIT 20,879 1,380,519
Essex Property Trust, Inc., REIT 5,350 1,445,623
Invitation Homes, Inc., REIT 42,357 1,325,351
Mid-America Apartment
Communities, Inc., REIT 9,017 1,314,859
8,253,308
Retail REITs — 0.5%
Federal Realty Investment Trust,
REIT 11,908 1,197,350
Kimco Realty Corp., REIT 57,662 1,296,818
2,494,168
Investments
Shares Value
Common Stocks (a) (continued)
Semiconductors & Semiconductor Equipment — 9.2%
Advanced Micro Devices, Inc.* 16,880 $ 2,745,194
Broadcom, Inc. 24,456 7,272,970
Enphase Energy, Inc.* 10,866 409,648
Intel Corp.* 23,110 562,729
Lam Research Corp. 9,309 932,296
Micron Technology, Inc. 16,757 1,994,251
Monolithic Power Systems, Inc. 1,672 1,397,391
NVIDIA Corp. 138,723 24,162,772
QUALCOMM, Inc. 12,136 1,950,619
Skyworks Solutions, Inc. 19,793 1,483,287
42,911,157
Software — 8.5%
Adobe, Inc.* 6,322 2,255,057
Autodesk, Inc.* 3,007 946,303
Fair Isaac Corp.* 1,097 1,669,239
Fortinet, Inc.* 13,776 1,085,136
Gen Digital, Inc. 26,760 808,152
Intuit, Inc. 705 470,235
Microsoft Corp. 42,042 21,302,261
Oracle Corp. 4,730 1,069,595
Palantir Technologies, Inc.,
Class
a
A* 15,116 2,368,828
Palo Alto Networks, Inc.* 2,286 435,529
PTC, Inc.* 6,668 1,423,618
Salesforce, Inc. 9,009 2,308,556
ServiceNow, Inc.* 2,464 2,260,622
Workday, Inc., Class
a
A* 4,727 1,091,086
39,494,217
Specialized REITs — 1.1%
Digital Realty Trust, Inc., REIT 9,314 1,561,399
Equinix, Inc., REIT 2,220 1,745,342
VICI Properties, Inc., Class
a
A,
REIT 44,429 1,500,811
Weyerhaeuser Co., REIT 15,831 409,548
5,217,100
Specialty Retail — 1.1%
Best Buy Co., Inc. 2,774 204,277
CarMax, Inc.* 23,689 1,453,320
Home Depot, Inc. (The) 2,629 1,069,398
Lowe's Cos., Inc. 8,573 2,212,349
4,939,344
Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc. 83,052 19,279,692
Dell Technologies, Inc., Class
a
C 1,955 238,803
HP, Inc. 17,115 488,462
Seagate Technology Holdings
plc 9,693 1,622,608
Western Digital Corp. 18,939 1,521,559
23,151,124
Textiles, Apparel & Luxury Goods — 0.3%
Ralph Lauren Corp., Class
a
A 4,506 1,337,967

AUGUST 31, 2025 (Unaudited) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Tobacco — 0.1%
Philip Morris International, Inc. 2,763 $ 461,780
Trading Companies & Distributors — 0.4%
WW Grainger, Inc. 1,628 1,649,978
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. 8,200 2,066,318
Total Common Stocks
(Cost $319,839,395)
428,477,627
Principal
Amount
Short-Term Investments — 5 .2%
Repurchase Agreements (b) — 5 .2%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $24,307,221
(Cost $24,295,599) $ 24,295,599
24,295,599
Total Investments — 97.0%
(Cost $344,134,994) 452,773,226
Other assets less liabilities — 3.0% 14,190,407
Net Assets — 100.0% $ 466,963,633
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $39,359,888.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
Swap Agreements
Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(58,020,812) 3/6/2026 Goldman Sachs International (4.58)%
UBS 130/30 Large Cap Index
(short portion)
c
1,218,525
(13,229,215) 1/26/2026 Societe Generale (4.33)%
UBS 130/30 Large Cap Index
(short portion)
c
389,446
50,630,768 1/26/2026 Societe Generale 5.23%
UBS 130/30 Large Cap Index
(long portion)
d
8,047,355
37,401,553 8,436,801
(65,829,927) 4/15/2027 UBS AG (4.73)%
UBS 130/30 Large Cap Index
(short portion)
c
(741,274)
124,834,781 11/6/2026 UBS AG 5.13%
UBS 130/30 Large Cap Index
(long portion)
d
4,948,463
59,004,854 4,207,189
38,385,595 13,862,515
Total Unrealized
Appreciation
14,603,789
Total Unrealized
Depreciation
(741,274)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_
Short_August.pdf
d
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

LONG ONLINE/SHORT STORES ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CLIX
::
Investments
Shares Value
Common Stocks — 84 .4%
Broadline Retail — 55.3%
Alibaba Group Holding Ltd.,
ADR 5,985 $ 807,975
Amazon.com, Inc.* 6,687 1,531,323
Coupang, Inc.* 10,090 288,372
eBay, Inc. 6,233 564,772
Etsy, Inc.* 4,565 241,990
Global-e Online Ltd.* 2,875 96,197
JD.com, Inc., ADR 3,855 119,775
MercadoLibre, Inc.* 70 173,104
Ozon Holdings plc, ADR*‡ 3,471 —
PDD Holdings, Inc., ADR* 1,745 209,784
Sea Ltd., ADR* 855 159,492
4,192,784
Distributors — 3.3%
GigaCloud Technology, Inc.,
Class
a
A* 9,559 253,027
Personal Care Products — 1.2%
Oddity Tech Ltd., Class
a
A* 1,532 92,242
Specialty Retail — 21.2%
Bed Bath & Beyond, Inc.* 26,649 240,107
Buckle, Inc. (The) 4,623 261,615
Carvana Co., Class
a
A* 870 323,570
Chewy, Inc., Class
a
A* 6,480 265,421
Revolve Group, Inc., Class
a
A* 11,445 256,025
Wayfair, Inc., Class
a
A* 3,551 264,905
1,611,643
Textiles, Apparel & Luxury Goods — 3.4%
Figs, Inc., Class
a
A* 36,255 255,598
Total Common Stocks
(Cost $5,096,581)
6,405,294
Principal
Amount
Short-Term Investments — 11 .4%
Repurchase Agreements (a) — 11 .4%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $861,507
(Cost $861,095) $ 861,095
861,095
Total Investments — 95.8%
(Cost $5,957,676) 7,266,389
Other assets less liabilities — 4.2% 315,516
Net Assets — 100.0% $ 7,581,905
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt

AUGUST 31, 2025 (Unaudited) :: LONG ONLINE/SHORT STORES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CLIX
::
Swap Agreements
Long Online/Short Stores ETF had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(2,679,516) 4/15/2027 BNP Paribas (4.68)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (409,442)
71,157 4/15/2027 BNP Paribas 5.13% ProShares Online Retail Index 13,196
(2,608,359) (396,246)
(155,585) 11/6/2026 Goldman Sachs International (4.08)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (11,761)
18,363 11/6/2026 Goldman Sachs International 5.08% ProShares Online Retail Index 3,044
(137,222) (8,717)
(960,400) 3/8/2027 Societe Generale (3.98)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (245,437)
1,019,149 11/6/2026 Societe Generale 3.93% ProShares Online Retail Index 277,705
58,749 32,268
73,452 1/26/2026 UBS AG 5.13% ProShares Online Retail Index 21,318
(2,613,380) (351,377)
Total Unrealized
Appreciation
315,263
Total Unrealized
Depreciation
(666,640)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

MERGER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Investments
Shares Value
Common Stocks — 94 .4%
Banks — 2.9%
Veritex Holdings, Inc. 10,120 $ 347,622
Biotechnology — 0.1%
Verve Therapeutics, Inc.*‡ 26,450 16,664
Building Products — 3.0%
American Woodmark Corp.* 5,399 348,613
Capital Markets — 2.8%
Alpha Group International plc(a) 5,912 333,610
Chemicals — 2.9%
Covestro AG*(a)(b) 4,936 345,669
Commercial Services & Supplies — 2.9%
Steelcase, Inc., Class
a
A 20,169 337,629
Construction & Engineering — 3.0%
Toyo Construction Co. Ltd. 30,025 356,324
Consumer Staples Distribution & Retail — 2.8%
SpartanNash Co. 12,431 333,151
Electric Utilities — 2.8%
TXNM Energy, Inc. 5,776 327,153
Energy Equipment & Services — 2.9%
Aris Water Solutions, Inc.,
Class
a
A 14,073 341,552
Financial Services — 2.8%
AvidXchange Holdings, Inc.* 33,547 333,457
Food Products — 5.7%
JDE Peet's NV 9,248 337,993
WK Kellogg Co. 14,412 330,323
668,316
Ground Transportation — 2.8%
Norfolk Southern Corp. 1,196 334,856
Health Care Equipment & Supplies — 2.9%
STAAR Surgical Co.* 12,376 338,607
Health Care Providers & Services — 2.0%
Cross Country Healthcare, Inc.* 17,454 233,534
IT Services — 2.8%
Couchbase, Inc.* 13,527 329,924
Machinery — 2.8%
Chart Industries, Inc.* 1,677 334,327
Investments
Shares Value
Common Stocks (continued)
Media — 7.0%
Interpublic Group of Cos., Inc.
(The) 10,437 $ 280,129
Liberty Broadband Corp.,
Class
a
C* 3,408 207,411
TEGNA, Inc. 16,064 340,557
828,097
Metals & Mining — 2.9%
Gold Road Resources Ltd. 155,080 339,999
Multi-Utilities — 2.8%
Northwestern Energy Group,
Inc. 5,771 331,890
Oil, Gas & Consumable Fuels — 5.6%
Parkland Corp. 11,798 333,833
Vital Energy, Inc.* 18,618 331,773
665,606
Pharmaceuticals — 2.8%
Verona Pharma plc, ADR* 3,157 334,358
Professional Services — 2.9%
Dayforce, Inc.* 4,885 340,826
Software — 8.4%
Core Scientific, Inc.*(b) 22,277 319,675
Informatica, Inc., Class
a
A* 13,695 341,416
Olo, Inc., Class
a
A* 32,675 334,919
996,010
Specialty Retail — 5.7%
Foot Locker, Inc.*(b) 13,642 336,957
Guess?, Inc. 20,022 336,570
673,527
Textiles, Apparel & Luxury Goods — 2.8%
Skechers USA, Inc., Class
a
A* 5,314 335,207
Trading Companies & Distributors — 5.6%
GMS, Inc.* 3,036 333,748
MRC Global, Inc.* 22,164 334,233
667,981
Total Common Stocks
(Cost $11,120,950)
11,174,509
Securities Lending Reinvestments (c) — 8 .3%
Investment Companies — 8 .3%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (d)
(Cost $976,757) 976,757 976,757

AUGUST 31, 2025 (Unaudited) :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Investments
Principal
Amount Value
Short-Term Investments — 2 .8%
Repurchase Agreements (e) — 2 .8%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $331,245
(Cost $331,088) $ 331,088
$ 331,088
Total Investments — 105.5%
(Cost $12,428,795) 12,482,354
Liabilities in excess of other assets — (5.5%) (649,784)
Net Assets — 100.0% $ 11,832,570
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $908,712, collateralized in the form of cash with a value of $976,757 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $976,757.
(d) Rate shown is the 7-day yield as of August 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Forward Currency Contracts
Merger ETF had the following open forward currency contracts as of August 31, 2025:
Currency
A
Counterparty
A
Delivery Date
A
Foreign
Currency
to Receive
(Pay)
A
U.S. Dollars
to Receive
(Pay)
A
Market
Value
A
Net Unrealized
Appreciation /
(Depreciation)
A
AAA
U.S. Dollar vs. Australian Dollar Goldman Sachs International 10/14/25 468,000 $ (305,112) $ 306,499 $ 1,387
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 10/14/25 405,000 (294,381) 295,487 1,106
U.S. Dollar vs. Euro Goldman Sachs International 10/14/25 318,000 (372,226) 373,014 788
U.S. Dollar vs. British Pound Goldman Sachs International 10/14/25 436,000 (583,614) 589,500 5,886
U.S. Dollar vs. Japanese Yen Goldman Sachs International 10/14/25 33,262,000 (227,377) 227,385 8
U.S. Dollar vs. Australian Dollar Goldman Sachs International 10/14/25 (447,000) 294,257 (292,745) 1,512
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 10/14/25 (497,000) 364,394 (362,609) 1,785
U.S. Dollar vs. Euro Goldman Sachs International 10/14/25 (271,000) 318,770 (317,882) 888
U.S. Dollar vs. Japanese Yen Goldman Sachs International 10/14/25 (71,373,000) 488,367 (487,920) 447
Total Unrealized Appreciation $ 13,807
U.S. Dollar vs. Euro Goldman Sachs International 10/14/25 82,000 $ (96,465) $ 96,186 $ (279)
U.S. Dollar vs. British Pound Goldman Sachs International 10/14/25 68,000 (92,074) 91,940 (134)
U.S. Dollar vs. Japanese Yen Goldman Sachs International 10/14/25 14,257,000 (97,715) 97,464 (251)
U.S. Dollar vs. Australian Dollar Goldman Sachs International 10/14/25 (537,000) 348,293 (351,689) (3,396)
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 10/14/25 (366,000) 265,109 (267,034) (1,925)
U.S. Dollar vs. Euro Goldman Sachs International 10/14/25 (716,000) 835,129 (839,868) (4,739)
U.S. Dollar vs. British Pound Goldman Sachs International 10/14/25 (751,000) 1,011,641 (1,015,402) (3,761)
U.S. Dollar vs. Japanese Yen Goldman Sachs International 10/14/25 (28,510,000) 194,300 (194,900) (600)
Total Unrealized Depreciation $ (15,085)
Total Net Unrealized Depreciation $ (1,278)

MERGER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Swap Agreements
Merger ETF had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(8,059) 11/13/2025 Citibank NA (3.63)%
S&P Merger Arbitrage Index
(short exposure to Acquirers)
c
238
9,324 11/13/2025 Citibank NA 4.98%
S&P Merger Arbitrage Index
(long exposure to Targets)
d
145
1,265 383
(3,914,201) 11/6/2026 Societe Generale (4.08)%
S&P Merger Arbitrage Index
(short exposure to Acquirers)
c
(103,090)
587,442 11/6/2026 Societe Generale 5.23%
S&P Merger Arbitrage Index
(long exposure to Targets)
d
(6,179)
(3,326,759) (109,269)
(3,325,494) (108,886)
Total Unrealized
Appreciation
383
Total Unrealized
Depreciation
(109,269)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_
Acquirers_August.pdf.
d
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.
Merger ETF invested, as a percentage of net assets, in the following countries as of August 31, 2025:
United States 74 .3%
United Kingdom 5 .6%
Japan 3 .0%
Germany 2 .9%
Australia 2 .9%
Netherlands 2 .9%
Canada 2 .8%
Other
a
5 .6%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2025 (Unaudited) :: METAVERSE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

VERS
::
Investments
Shares Value
Common Stocks — 99 .7%
Broadline Retail — 4.4%
Amazon.com, Inc.* 1,085 $ 248,465
Communications Equipment — 1.7%
Nokia OYJ, ADR 19,862 85,406
Telefonaktiebolaget LM
Ericsson, ADR 1,225 9,641
95,047
Electronic Equipment, Instruments & Components — 4.3%
Coherent Corp.* 473 42,792
MicroVision, Inc.* 14,869 17,099
Vuzix Corp.*(a) 87,296 185,068
244,959
Entertainment — 8.9%
Electronic Arts, Inc. 830 142,719
ROBLOX Corp., Class
a
A* 1,920 239,213
Take-Two Interactive Software,
Inc.* 519 121,067
502,999
Hotels, Restaurants & Leisure — 1.9%
Genius Sports Ltd.* 8,401 107,449
Interactive Media & Services — 14.0%
Alphabet, Inc., Class
a
A 1,269 270,183
Meta Platforms, Inc., Class
a
A 320 236,384
Pinterest, Inc., Class
a
A* 3,261 119,450
Snap, Inc., Class
a
A* 23,197 165,627
791,644
IT Services — 1.5%
Accenture plc, Class
a
A 34 8,839
Globant SA* 580 39,011
Kingsoft Cloud Holdings Ltd.,
ADR* 2,435 35,965
83,815
Media — 3.2%
Stagwell, Inc., Class
a
A* 32,652 184,157
Real Estate Management & Development — 4.4%
eXp World Holdings, Inc. 22,937 248,408
Semiconductors & Semiconductor Equipment — 33.4%
Ambarella, Inc.* 2,135 176,095
Amkor Technology, Inc. 3,483 84,254
ARM Holdings plc, ADR* 1,168 161,546
CEVA, Inc.* 4,713 104,723
Cirrus Logic, Inc.* 265 30,260
Himax Technologies, Inc., ADR 23,900 194,546
Kopin Corp.* 137,957 289,710
Magnachip Semiconductor
Corp.* 18,734 59,012
Micron Technology, Inc. 1,022 121,628
NVIDIA Corp. 1,382 240,717
QUALCOMM, Inc. 1,500 241,095
Investments
Shares Value
Common Stocks (continued)
Skyworks Solutions, Inc. 1,146 $ 85,881
Synaptics, Inc.* 901 62,944
Universal Display Corp. 297 41,161
1,893,572
Software — 14.5%
Autodesk, Inc.* 467 146,965
Microsoft Corp. 424 214,836
PTC, Inc.* 754 160,979
Unity Software, Inc.* 7,541 297,191
819,971
Specialty Retail — 2.3%
Williams-Sonoma, Inc. 706 132,862
Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc. 1,117 259,300
Western Digital Corp. 423 33,984
293,284
Total Common Stocks
(Cost $4,736,141)
5,646,632
Securities Lending Reinvestments (b) — 2 .1%
Investment Companies — 2 .1%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (c)
(Cost $118,420) 118,420 118,420
Total Investments — 101.8%
(Cost $4,854,561) 5,765,052
Liabilities in excess of other assets — (1.8%) (102,493)
Net Assets — 100.0% $ 5,662,559
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $111,578, collateralized in the form of cash with a value of $118,420 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $118,420.
(c) Rate shown is the 7-day yield as of August 31, 2025.
Abbreviations
ADR American Depositary Receipt
OYJ Public Limited Company

METAVERSE ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

VERS
::
Metaverse ETF invested, as a percentage of net assets, in the following countries as of August 31, 2025:
United States 90 .9%
Taiwan 3 .4%
United Kingdom 1 .9%
Finland 1 .5%
South Korea 1 .0%
China 0 .6%
Sweden 0 .2%
Ireland 0 .2%
Other
a
0 .3%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2025 (Unaudited) :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
Investments
Shares Value
Common Stocks — 98 .9%
Aerospace & Defense — 1.3%
BAE Systems plc 38,523 $ 914,717
Air Freight & Logistics — 1.2%
DSV A/S 4,013 889,156
Beverages — 1.3%
Diageo plc 33,750 934,302
Biotechnology — 1.0%
CSL Ltd. 5,278 735,418
Broadline Retail — 1.3%
Pan Pacific International
Holdings Corp. 26,041 946,397
Building Products — 1.2%
Geberit AG (Registered) 1,172 859,804
Capital Markets — 1.3%
Partners Group Holding AG 678 931,237
Chemicals — 6.5%
Givaudan SA (Registered) 225 948,940
Nippon Sanso Holdings Corp. 24,423 895,912
Shin-Etsu Chemical Co. Ltd. 29,995 930,953
Sika AG (Registered) 3,957 918,620
Symrise AG, Class
a
A 9,979 966,905
4,661,330
Construction & Engineering — 1.3%
ACS Actividades de
Construccion y Servicios SA 12,146 917,700
Diversified Telecommunication Services — 5.1%
Elisa OYJ 17,968 957,356
HKT Trust & HKT Ltd. 565,902 856,564
NTT, Inc. 839,224 890,523
Telenor ASA 57,754 963,386
3,667,829
Electric Utilities — 3.8%
CK Infrastructure Holdings Ltd. 132,899 890,727
Enel SpA 99,130 914,793
Iberdrola SA*(a) 48,994 921,861
2,727,381
Electrical Equipment — 1.2%
Schneider Electric SE 3,560 875,274
Electronic Equipment, Instruments & Components — 2.6%
Halma plc 21,156 939,803
Murata Manufacturing Co. Ltd. 57,336 949,710
1,889,513
Financial Services — 2.5%
Sofina SA 2,827 855,708
Investments
Shares Value
Common Stocks (continued)
Washington H Soul Pattinson &
Co. Ltd.*(a) 33,424 $ 957,294
1,813,002
Food Products — 6.6%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 65 991,615
Kerry Group plc, Class
a
A 9,949 910,081
Lotus Bakeries NV 95 930,723
MEIJI Holdings Co. Ltd. 45,256 942,570
Nestle SA (Registered) 10,382 979,537
4,754,526
Gas Utilities — 1.3%
APA Group*(a) 165,761 955,802
Health Care Equipment & Supplies — 3.9%
Coloplast A/S, Class
a
B 9,904 951,691
Fisher & Paykel Healthcare
Corp. Ltd. 42,296 913,417
Terumo Corp. 49,725 902,044
2,767,152
Health Care Providers & Services — 1.1%
Sonic Healthcare Ltd. 50,072 788,170
Household Durables — 1.3%
Sony Group Corp. 33,792 939,709
Household Products — 1.3%
Unicharm Corp. 136,718 915,892
Industrial Conglomerates — 3.8%
DCC plc 14,499 921,460
Hikari Tsushin, Inc. 3,224 864,052
Sekisui Chemical Co. Ltd. 50,393 965,301
2,750,813
Industrial REITs — 1.3%
Segro plc, REIT 107,310 909,032
Insurance — 5.0%
AIA Group Ltd. 94,415 888,942
Legal & General Group plc 259,991 869,371
Swiss Life Holding AG
(Registered) 832 899,628
Tokio Marine Holdings, Inc. 21,262 926,941
3,584,882
Interactive Media & Services — 1.3%
CAR Group Ltd. 34,592 915,580
IT Services — 5.1%
Obic Co. Ltd. 25,370 904,041
Otsuka Corp. 44,253 913,844
SCSK Corp. 29,890 958,638
TIS, Inc. 27,311 916,102
3,692,625

MSCI EAFE DIVIDEND GROWERS ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
Investments
Shares Value
Common Stocks (continued)
Machinery — 1.3%
Spirax Group plc 9,678 $ 953,855
Metals & Mining — 1.4%
Northern Star Resources Ltd. 79,197 979,153
Multi-Utilities — 1.3%
National Grid plc 65,029 914,596
Personal Care Products — 1.3%
Kao Corp. 20,411 931,962
Pharmaceuticals — 10.6%
Astellas Pharma, Inc. 82,759 913,125
Novartis AG (Registered) 7,591 961,023
Novo Nordisk A/S, Class
a
B 18,282 1,028,591
Recordati Industria Chimica e
Farmaceutica SpA 15,526 958,635
Roche Holding AG 2,992 974,680
Sanofi SA 9,515 940,991
Shionogi & Co. Ltd. 51,816 899,920
UCB SA 4,091 956,985
7,633,950
Professional Services — 3.7%
Computershare Ltd. 35,251 880,650
RELX plc 19,376 902,092
Wolters Kluwer NV 6,991 880,487
2,663,229
Real Estate Management & Development — 2.7%
Hulic Co. Ltd. 88,893 957,193
Sumitomo Realty &
Development Co. Ltd. 22,673 941,356
1,898,549
Semiconductors & Semiconductor Equipment — 2.6%
ASML Holding NV 1,236 920,993
Lasertec Corp. 8,508 907,153
1,828,146
Software — 3.8%
Nemetschek SE 6,354 877,608
Sage Group plc (The) 62,876 922,967
SAP SE 3,317 899,586
2,700,161
Technology Hardware, Storage & Peripherals — 2.6%
FUJIFILM Holdings Corp. 38,479 920,141
Logitech International SA
(Registered) 9,397 971,629
1,891,770
Trading Companies & Distributors — 2.7%
Brenntag SE 14,661 907,458
Bunzl plc 30,043 1,015,552
1,923,010
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 1.3%
United Utilities Group plc 60,112 $ 933,965
Total Common Stocks
(Cost $61,978,956)
70,989,589
Securities Lending Reinvestments (b) — 0 .2%
Investment Companies — 0 .2%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (c)
(Cost $148,994) 148,994 148,994
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (d) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $220,059
(Cost $219,955) $ 219,955
219,955
Total Investments — 99.4%
(Cost $62,347,905) 71,358,538
Other assets less liabilities — 0.6% 464,334
Net Assets — 100.0% $ 71,822,872
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $1,219,614, collateralized in the form of cash with a value of $148,994 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $1,282,762 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.88%, and maturity dates ranging from October
16, 2025 – November 15, 2054. The total value of collateral is
$1,431,756.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $148,994.
(c) Rate shown is the 7-day yield as of August 31, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
OYJ Public Limited Company
REIT Real Estate Investment Trust

AUGUST 31, 2025 (Unaudited) :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2025:
Japan 29 .6%
United Kingdom 15 .5%
Switzerland 13 .1%
Australia 8 .7%
Germany 5 .1%
Denmark 4 .0%
Belgium 3 .8%
Hong Kong 3 .7%
Italy 2 .6%
Spain 2 .6%
France 2 .5%
Netherlands 2 .5%
Norway 1 .3%
Finland 1 .3%
New Zealand 1 .3%
Ireland 1 .3%
Other
a
1 .1%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
Investments
Shares Value
Common Stocks — 99 .6%
Automobile Components — 2.0%
Hankook Tire & Technology Co.
Ltd. 4,968 $ 143,474
Banks — 11.6%
Bank of China Ltd., Class
a
A 184,200 142,551
Bank of Communications Co.
Ltd., Class
a
A 135,000 137,598
China Construction Bank Corp.,
Class
a
A 109,700 138,418
China Merchants Bank Co. Ltd.,
Class
a
A 23,400 140,707
Industrial & Commercial Bank
of China Ltd., Class
a
A 133,400 138,959
Postal Savings Bank of China
Co. Ltd., Class
a
H(a) 193,648 134,390
832,623
Beverages — 14.7%
Anhui Gujing Distillery Co. Ltd.,
Class
a
B 10,500 149,806
Coca-Cola Femsa SAB de CV 17,062 144,855
Jiangsu King's Luck Brewery
JSC Ltd., Class
a
A 25,700 155,978
Kweichow Moutai Co. Ltd.,
Class
a
A 700 145,245
Luzhou Laojiao Co. Ltd.,
Class
a
A 8,200 157,717
Tsingtao Brewery Co. Ltd.,
Class
a
H 21,947 142,316
Wuliangye Yibin Co. Ltd.,
Class
a
A 8,400 152,543
1,048,460
Capital Markets — 2.0%
Reinet Investments SCA 4,795 145,549
Chemicals — 3.9%
Asian Paints Ltd. 4,948 141,256
Pidilite Industries Ltd. 4,056 140,235
281,491
Communications Equipment — 2.2%
Yealink Network Technology
Corp. Ltd., Class
a
A 30,100 159,473
Construction & Engineering — 2.0%
China Railway Group Ltd.,
Class
a
A 181,600 144,613
Consumer Finance — 2.0%
Sundaram Finance Ltd. 2,759 140,531
Consumer Staples Distribution & Retail — 2.0%
Grupo Comercial Chedraui SA
de CV*(b) 17,306 139,908
Electric Utilities — 3.8%
Interconexion Electrica SA ESP 25,405 137,863
Investments
Shares Value
Common Stocks (continued)
Power Grid Corp. of India Ltd. 43,342 $ 135,224
273,087
Electrical Equipment — 2.0%
WEG SA 21,100 146,560
Financial Services — 1.9%
Chailease Holding Co. Ltd. 35,527 135,393
Food Products — 1.8%
China Mengniu Dairy Co. Ltd. 67,467 131,550
Gas Utilities — 1.9%
ENN Energy Holdings Ltd. 17,180 137,740
Ground Transportation — 2.1%
Localiza Rent a Car SA 22,432 148,282
Health Care Providers & Services — 1.9%
Mouwasat Medical Services
Co. 7,188 138,695
Household Durables — 2.0%
Midea Group Co. Ltd., Class
a
A 14,200 146,743
Independent Power and Renewable Electricity Producers — 2.0%
China National Nuclear Power
Co. Ltd., Class
a
A 112,600 140,656
Industrial Conglomerates — 4.0%
LG Corp. 2,644 141,685
Metlen Energy & Metals plc* 2,226 142,710
284,395
Interactive Media & Services — 2.0%
Tencent Holdings Ltd. 1,897 145,156
IT Services — 8.1%
Infosys Ltd., ADR 8,722 146,704
LTIMindtree Ltd.(a) 2,450 142,560
Mphasis Ltd. 4,600 145,367
Persistent Systems Ltd. 2,366 142,285
576,916
Life Sciences Tools & Services — 1.9%
Hangzhou Tigermed Consulting
Co. Ltd., Class
a
A 14,900 132,670
Metals & Mining — 0.0%
Polyus PJSC, GDR*‡(a) 3,949 —
Oil, Gas & Consumable Fuels — 1.9%
China Coal Energy Co. Ltd.,
Class
a
H 109,949 133,425
Rosneft Oil Co. PJSC, GDR*‡(a) 25,159 —
133,425

AUGUST 31, 2025 (Unaudited) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
Investments
Shares Value
Common Stocks (continued)
Personal Care Products — 2.1%
Hindustan Unilever Ltd. 5,044 $ 152,069
Pharmaceuticals — 6.0%
CSPC Pharmaceutical Group
Ltd. 107,109 138,360
Yuhan Corp. 1,726 140,911
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class
a
A 5,100 149,595
428,866
Semiconductors & Semiconductor Equipment — 2.2%
NAURA Technology Group Co.
Ltd., Class
a
A 3,005 156,933
Software — 3.9%
Shanghai Baosight Software
Co. Ltd., Class
a
A 42,100 149,447
Tata Elxsi Ltd. 2,202 130,638
280,085
Technology Hardware, Storage & Peripherals — 1.9%
Wistron Corp. 36,747 135,835
Tobacco — 2.0%
ITC Ltd. 30,412 141,248
Wireless Telecommunication Services — 1.8%
PLDT, Inc. 6,232 126,396
Total Common Stocks
(Cost $6,954,273)
7,128,822
Securities Lending Reinvestments (c) — 0 .4%
Investment Companies — 0 .4%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (d)
(Cost $28,337) 28,337 28,337
Principal
Amount
Short-Term Investments — 0 .6%
Repurchase Agreements (e) — 0 .6%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $40,826
(Cost $40,808) $ 40,808
40,808
Total Investments — 100.6%
(Cost $7,023,418) 7,197,967
Liabilities in excess of other assets — (0.6%) (43,276)
Net Assets — 100.0% $ 7,154,691
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $26,638, collateralized in the form of cash with a value of $28,337 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $28,337.
(d) Rate shown is the 7-day yield as of August 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
PJSC Public Joint Stock Company
SCA Limited partnership with share capital

MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2025:
China 50 .4%
India 19 .7%
South Korea 6 .0%
Brazil 4 .1%
Mexico 4 .0%
Taiwan 3 .8%
Israel 2 .0%
South Africa 2 .0%
Greece 2 .0%
Saudi Arabia 1 .9%
Colombia 1 .9%
Philippines 1 .8%
Russia 0.0% *
Other
a
0 .4%
100 .0%
*
Amount represents less than 0.05%.
a
Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2025 (Unaudited) :: MSCI EUROPE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUDV
::
Investments
Shares Value
Common Stocks — 98 .6%
Aerospace & Defense — 2.3%
BAE Systems plc 8,228 $ 195,371
Air Freight & Logistics — 2.2%
DSV A/S 857 189,884
Beverages — 2.3%
Diageo plc 7,209 199,567
Building Products — 2.1%
Geberit AG (Registered) 250 183,405
Capital Markets — 2.3%
Partners Group Holding AG 145 199,158
Chemicals — 7.0%
Givaudan SA (Registered) 48 202,441
Sika AG (Registered) 845 196,167
Symrise AG, Class
a
A 2,131 206,481
605,089
Construction & Engineering — 2.3%
ACS Actividades de
Construccion y Servicios SA 2,594 195,992
Diversified Telecommunication Services — 4.7%
Elisa OYJ 3,838 204,493
Telenor ASA 12,264 204,574
409,067
Electric Utilities — 4.5%
Enel SpA 21,173 195,389
Iberdrola SA*(a) 10,464 196,889
392,278
Electrical Equipment — 2.2%
Schneider Electric SE 765 188,086
Electronic Equipment, Instruments & Components — 2.3%
Halma plc 4,519 200,745
Financial Services — 2.1%
Sofina SA 604 182,826
Food Products — 9.4%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 14 213,579
Kerry Group plc, Class
a
A 2,125 194,383
Lotus Bakeries NV 20 195,942
Nestle SA (Registered) 2,217 209,173
813,077
Health Care Equipment & Supplies — 2.3%
Coloplast A/S, Class
a
B 2,115 203,234
Industrial Conglomerates — 2.3%
DCC plc 3,097 196,825
Investments
Shares Value
Common Stocks (continued)
Industrial REITs — 2.2%
Segro plc, REIT 22,920 $ 194,157
Insurance — 4.4%
Legal & General Group plc 55,531 185,687
Swiss Life Holding AG
(Registered) 178 192,469
378,156
Machinery — 2.3%
Spirax Group plc 2,067 203,722
Multi-Utilities — 2.3%
National Grid plc 13,889 195,341
Pharmaceuticals — 14.3%
Novartis AG (Registered) 1,621 205,219
Novo Nordisk A/S, Class
a
B 3,905 219,705
Recordati Industria Chimica e
Farmaceutica SpA 3,316 204,742
Roche Holding AG 639 208,162
Sanofi SA 2,032 200,956
UCB SA 874 204,450
1,243,234
Professional Services — 4.4%
RELX plc 4,138 192,654
Wolters Kluwer NV 1,493 188,037
380,691
Semiconductors & Semiconductor Equipment — 2.3%
ASML Holding NV 264 196,717
Software — 6.7%
Nemetschek SE 1,357 187,428
Sage Group plc (The) 13,429 197,126
SAP SE 708 192,013
576,567
Technology Hardware, Storage & Peripherals — 2.4%
Logitech International SA
(Registered) 2,007 207,519
Trading Companies & Distributors — 4.7%
Brenntag SE 3,131 193,796
Bunzl plc 6,417 216,916
410,712
Water Utilities — 2.3%
United Utilities Group plc 12,839 199,480
Total Common Stocks
(Cost $7,982,833)
8,540,900

MSCI EUROPE DIVIDEND GROWERS ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUDV
::
Investments
Shares Value
Securities Lending Reinvestments (b) — 2 .4%
Investment Companies — 2 .4%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (c)
(Cost $207,710) 207,710 $ 207,710
Principal
Amount
Short-Term Investments — 0 .4%
Repurchase Agreements (d) — 0 .4%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $31,557
(Cost $31,541) $ 31,541
31,541
Total Investments — 101.4%
(Cost $8,222,084) 8,780,151
Liabilities in excess of other assets — (1.4%) (118,842)
Net Assets — 100.0% $ 8,661,309
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $196,888, collateralized in the form of cash with a value of $207,710 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $207,710.
(c) Rate shown is the 7-day yield as of August 31, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
OYJ Public Limited Company
REIT Real Estate Investment Trust
MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2025:
United Kingdom 27 .5%
Switzerland 23 .3%
Germany 9 .0%
Denmark 7 .1%
Belgium 6 .7%
Italy 4 .6%
Spain 4 .5%
France 4 .5%
Netherlands 4 .4%
Norway 2 .4%
Finland 2 .4%
Ireland 2 .2%
Other
a
1 .4%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2025 (Unaudited) :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments
Shares Value
Common Stocks — 99 .4%
Aerospace & Defense — 0.6%
AeroVironment, Inc.* 84 $ 20,273
Kratos Defense & Security
Solutions, Inc.* 397 26,139
46,412
Biotechnology — 2.9%
AbbVie, Inc. 792 166,637
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class
a
A* 1,900 15,620
CRISPR Therapeutics AG*(a) 459 23,790
Ultragenyx Pharmaceutical,
Inc.* 483 14,471
220,518
Broadline Retail — 6.1%
Alibaba Group Holding Ltd. 9,415 139,737
Amazon.com, Inc.* 720 164,880
eBay, Inc. 407 36,878
Sea Ltd., ADR* 656 122,370
463,865
Capital Markets — 0.7%
Coinbase Global, Inc., Class
a
A* 54 16,445
FactSet Research Systems, Inc. 30 11,200
Robinhood Markets, Inc.,
Class
a
A* 219 22,782
50,427
Chemicals — 9.6%
Corteva, Inc. 2,104 156,096
FMC Corp. 1,486 58,102
International Flavors &
Fragrances, Inc. 1,866 125,974
Nutrien Ltd. 2,507 144,485
Scotts Miracle-Gro Co. (The) 563 34,467
Sensient Technologies Corp. 474 53,780
Symrise AG, Class
a
A 1,229 119,022
UPL Ltd. 5,065 41,092
733,018
Communications Equipment — 0.9%
Arista Networks, Inc.* 148 20,209
Cisco Systems, Inc. 453 31,298
F5, Inc.* 50 15,657
67,164
Consumer Staples Distribution & Retail — 1.3%
Sprouts Farmers Market, Inc.* 707 99,362
Electronic Equipment, Instruments & Components — 0.4%
Cognex Corp. 458 20,124
Insight Enterprises, Inc.* 104 13,537
33,661
Entertainment — 5.7%
Electronic Arts, Inc. 195 33,530
Investments
Shares Value
Common Stocks (continued)
International Games System
Co. Ltd. 1,028 $ 25,726
Konami Group Corp. 222 33,846
Netflix, Inc.* 124 149,823
Nintendo Co. Ltd. 1,835 166,200
Take-Two Interactive Software,
Inc.* 124 28,925
438,050
Financial Services — 2.6%
Euronet Worldwide, Inc.* 128 11,928
Mastercard, Inc., Class
a
A 108 64,291
One 97 Communications Ltd.* 1,428 19,537
PayPal Holdings, Inc.* 196 13,757
Visa, Inc., Class
a
A 229 80,558
Western Union Co. (The) 1,436 12,450
202,521
Food Products — 3.9%
Kerry Group plc, Class
a
A 1,347 123,153
McCormick & Co., Inc.
(Non-Voting) 1,961 137,996
Simply Good Foods Co. (The)* 1,261 36,102
297,251
Health Care Equipment & Supplies — 12.6%
Abbott Laboratories 1,076 142,742
Becton Dickinson & Co. 620 119,648
Boston Scientific Corp.* 1,374 144,957
Edwards Lifesciences Corp.* 1,265 102,895
Globus Medical, Inc., Class
a
A* 292 17,891
ICU Medical, Inc.* 134 17,106
Inspire Medical Systems, Inc.* 120 11,243
Intuitive Surgical, Inc.* 264 124,950
PROCEPT BioRobotics Corp.* 304 12,212
ResMed, Inc. 317 87,020
Stryker Corp. 377 147,561
Teleflex, Inc. 142 17,950
TransMedics Group, Inc.* 145 16,669
962,844
Health Care Providers & Services — 1.4%
Guardant Health, Inc.* 451 30,406
Henry Schein, Inc.* 246 17,117
Hims & Hers Health, Inc.* 294 12,451
Quest Diagnostics, Inc. 241 43,775
103,749
Hotels, Restaurants & Leisure — 6.4%
Booking Holdings, Inc. 28 156,773
Delivery Hero SE*(b) 2,509 66,572
DoorDash, Inc., Class
a
A* 716 175,599
DraftKings, Inc., Class
a
A* 820 39,344
Just Eat Takeaway.com NV*(b) 884 20,870
Tongcheng Travel Holdings Ltd.
(b) 10,975 30,889
490,047

MSCI TRANSFORMATIONAL CHANGES ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments
Shares Value
Common Stocks (continued)
Interactive Media & Services — 8.5%
Alphabet, Inc., Class
a
A 630 $ 134,133
Kuaishou Technology*(b) 4,641 44,859
Meta Platforms, Inc., Class
a
A 230 169,901
Pinterest, Inc., Class
a
A* 917 33,590
REA Group Ltd. 184 30,229
SEEK Ltd. 2,086 37,897
Snap, Inc., Class
a
A* 3,468 24,762
Tencent Holdings Ltd. 2,216 169,565
644,936
IT Services — 1.3%
Accenture plc, Class
a
A 61 15,858
Akamai Technologies, Inc.* 183 14,481
Cloudflare, Inc., Class
a
A* 90 18,784
GDS Holdings Ltd., Class
a
A* 4,363 18,895
International Business
Machines Corp. 123 29,949
97,967
Life Sciences Tools & Services — 3.4%
Danaher Corp. 740 152,307
Illumina, Inc.* 214 21,392
Medpace Holdings, Inc.* 59 28,055
QIAGEN NV 419 19,465
Revvity, Inc. 193 17,391
Tempus AI, Inc., Class
a
A*(a) 289 21,924
260,534
Machinery — 4.5%
AGCO Corp. 833 90,122
Bucher Industries AG
(Registered) 40 18,997
CNH Industrial NV 8,114 92,905
Deere & Co. 279 133,541
SMC Corp. 37 11,481
347,046
Pharmaceuticals — 3.9%
Eli Lilly & Co. 197 144,318
Roche Holding AG 463 150,621
294,939
Professional Services — 0.2%
Paylocity Holding Corp.* 70 12,546
Semiconductors & Semiconductor Equipment — 6.8%
Advanced Micro Devices, Inc.* 156 25,370
Broadcom, Inc. 601 178,731
Marvell Technology, Inc. 231 14,522
MediaTek, Inc. 325 14,565
NVIDIA Corp. 1,093 190,379
QUALCOMM, Inc. 243 39,057
Rigetti Computing, Inc.*(a) 1,189 19,298
Semtech Corp.* 360 20,913
Silicon Laboratories, Inc.* 111 14,913
517,748
Investments
Shares Value
Common Stocks (continued)
Software — 12.5%
Adobe, Inc.* 348 $ 124,132
BlackLine, Inc.* 256 13,919
Box, Inc., Class
a
A* 443 14,455
C3.ai, Inc., Class
a
A*(a) 612 10,349
Cadence Design Systems, Inc.* 457 160,146
Check Point Software
Technologies Ltd.* 64 12,361
Commvault Systems, Inc.* 79 14,745
Core Scientific, Inc.* 1,298 18,626
Crowdstrike Holdings, Inc.,
Class
a
A* 33 13,982
CyberArk Software Ltd.* 40 18,130
Docusign, Inc., Class
a
A* 158 12,112
Dropbox, Inc., Class
a
A* 495 14,385
D-Wave Quantum, Inc.* 857 13,386
Gen Digital, Inc. 499 15,070
Gitlab, Inc., Class
a
A* 283 13,590
JFrog Ltd.* 326 16,095
Klaviyo, Inc., Class
a
A* 870 28,223
MARA Holdings, Inc.*(a) 876 13,998
Microsoft Corp. 319 161,634
Oracle Corp. 212 47,940
Palantir Technologies, Inc.,
Class
a
A* 184 28,835
Palo Alto Networks, Inc.* 88 16,766
Procore Technologies, Inc.* 204 14,180
Riot Platforms, Inc.* 1,588 21,851
Rubrik, Inc., Class
a
A* 160 14,304
SAP SE 123 33,341
SoundHound AI, Inc.,
Class
a
A*(a) 1,423 18,527
Strategy, Inc., Class
a
A* 34 11,370
Tenable Holdings, Inc.* 434 13,419
Trend Micro, Inc. 189 10,097
Varonis Systems, Inc., Class
a
B* 304 17,942
Workday, Inc., Class
a
A* 51 11,772
949,682
Specialized REITs — 0.2%
Keppel DC REIT, REIT 8,585 15,790
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc. 709 164,587
Hewlett Packard Enterprise Co. 800 18,056
IonQ, Inc.*(a) 401 17,139
NetApp, Inc. 141 15,903
215,685
Wireless Telecommunication Services — 0.2%
Vodafone Group plc 13,650 16,302
Total Common Stocks
(Cost $5,752,625)
7,582,064

AUGUST 31, 2025 (Unaudited) :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments
Shares Value
Securities Lending Reinvestments (c) — 0 .4%
Investment Companies — 0 .4%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (d)
(Cost $28,717) 28,717 $ 28,717
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (e) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $19,195
(Cost $19,187) $ 19,187
19,187
Total Investments — 100.1%
(Cost $5,800,529) 7,629,968
Liabilities in excess of other assets — (0.1%) (6,521)
Net Assets — 100.0% $ 7,623,447
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2025. The total value of securities on loan at August
31, 2025 was $123,386, collateralized in the form of cash
with a value of $28,717 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $99,386 of collateral
in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 4, 2025 – August 15, 2054. The total value of collateral is $128,103.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $28,717.
(d) Rate shown is the 7-day yield as of August 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust
MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of August 31, 2025:
United States 77 .3%
China 5 .5%
Germany 3 .1%
Japan 2 .9%
Switzerland 2 .2%
Canada 1 .9%
Singapore 1 .8%
Ireland 1 .6%
Australia 0 .9%
India 0 .8%
Taiwan 0 .5%
Israel 0 .4%
Netherlands 0 .3%
United Kingdom 0 .2%
Other
a
0 .6%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

NANOTECHNOLOGY ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINY
::
Investments
Shares Value
Common Stocks — 99 .8%
Biotechnology — 2.8%
Novavax, Inc.* 16,829 $ 125,713
Chemicals — 14.5%
Advanced Nano Products Co.
Ltd. 1,276 48,186
Cabot Corp. 2,152 175,517
Hanwha Solutions Corp. 8,218 167,582
LG Chem Ltd. 1,091 217,768
Toyo Gosei Co. Ltd. 852 30,264
639,317
Electronic Equipment, Instruments & Components — 10.3%
Jeol Ltd. 5,332 169,987
nLight, Inc.* 5,173 148,982
Park Systems Corp. 731 134,343
453,312
Life Sciences Tools & Services — 6.9%
Alpha Teknova, Inc.*(a) 5,591 24,153
Bruker Corp. 4,362 148,221
Evotec SE* 18,599 130,554
302,928
Semiconductors & Semiconductor Equipment — 65.3%
ACM Research, Inc., Class
a
A* 6,080 171,578
Applied Materials, Inc. 1,125 180,855
ASML Holding NV 255 189,913
Axcelis Technologies, Inc.* 3,367 269,495
Entegris, Inc. 2,111 176,775
KLA Corp. 245 213,640
Lam Research Corp. 2,386 238,958
NVE Corp. 506 32,677
NVIDIA Corp. 1,535 267,366
Onto Innovation, Inc.* 1,357 143,842
SCREEN Holdings Co. Ltd. 2,554 197,778
SkyWater Technology, Inc.*(a) 5,026 60,262
SUSS MicroTec SE 2,000 59,478
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 972 224,406
Ultra Clean Holdings, Inc.* 4,724 113,470
United Microelectronics Corp. 124,096 164,409
Veeco Instruments, Inc.* 6,062 148,640
Wonik QnC Corp. 2,750 35,229
2,888,771
Total Common Stocks
(Cost $4,511,017)
4,410,041
Investments
Shares Value
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (c)
(Cost $5,976) 5,976 $ 5,976
Total Investments — 99.9%
(Cost $4,516,993) 4,416,017
Other assets less liabilities — 0.1% 5,089
Net Assets — 100.0% $ 4,421,106
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2025. The total value of securities on loan at August 31,
2025 was $39,956, collateralized in the form of cash with a
value of $5,976 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $36,034 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.63% – 4.88%, and maturity dates ranging from
November 30, 2025 – May 15, 2054. The total value of collateral is $42,010.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $5,976.
(c) Rate shown is the 7-day yield as of August 31, 2025.
Abbreviations
ADR American Depositary Receipt

AUGUST 31, 2025 (Unaudited) :: NANOTECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINY
::
Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of August 31, 2025:
United States 59 .7%
South Korea 13 .7%
Japan 9 .0%
Taiwan 8 .8%
Germany 4 .3%
Netherlands 4 .3%
Other
a
0 .2%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

NASDAQ-100 DORSEY WRIGHT MOMENTUM ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQQA
::
Investments
Shares Value
Common Stocks — 99 .9%
Aerospace & Defense — 4.9%
Axon Enterprise, Inc.* 638 $ 476,771
Beverages — 4.5%
Coca-Cola Europacific Partners
plc 4,873 433,015
Biotechnology — 4.9%
Gilead Sciences, Inc. 4,247 479,783
Broadline Retail — 4.9%
Amazon.com, Inc.* 2,069 473,801
Commercial Services & Supplies — 4.7%
Cintas Corp. 2,162 454,085
Entertainment — 9.4%
Netflix, Inc.* 374 451,886
Take-Two Interactive Software,
Inc.* 1,990 464,207
916,093
Hotels, Restaurants & Leisure — 9.5%
Booking Holdings, Inc. 81 453,523
DoorDash, Inc., Class
a
A* 1,937 475,049
928,572
Interactive Media & Services — 4.9%
Meta Platforms, Inc., Class
a
A 649 479,416
Semiconductors & Semiconductor Equipment — 33.0%
Advanced Micro Devices, Inc.* 3,180 517,164
Broadcom, Inc. 1,698 504,968
Lam Research Corp. 4,577 458,387
Microchip Technology, Inc. 6,245 405,925
Micron Technology, Inc. 3,739 444,978
NVIDIA Corp. 2,823 491,710
ON Semiconductor Corp.* 7,795 386,554
3,209,686
Software — 13.7%
Fortinet, Inc.* 4,699 370,140
Palantir Technologies, Inc.,
Class
a
A* 3,275 513,225
Zscaler, Inc.* 1,608 445,497
1,328,862
Trading Companies & Distributors — 5.5%
Fastenal Co. 10,757 534,193
Total Common Stocks
(Cost $8,260,961)
9,714,277
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $8,063
(Cost $8,061) $ 8,061
$ 8,061
Total Investments — 100.0%
(Cost $8,269,022) 9,722,338
Liabilities in excess of other assets — 0.0%(b) (1,241)
Net Assets — 100.0% $ 9,721,097
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) Represents less than 0.05% of net assets.

AUGUST 31, 2025 (Unaudited) :: NASDAQ- 100 DYNAMIC DAILY BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QB
::
Investments
Shares Value
Common Stocks (a) — 90 .2%
Aerospace & Defense — 0.3%
Axon Enterprise, Inc.* 19 $ 14,199
Automobiles — 2.5%
Tesla, Inc.* 369 123,198
Beverages — 1.8%
Coca-Cola Europacific Partners
plc 115 10,219
Keurig Dr Pepper, Inc. 337 9,803
Monster Beverage Corp.* 242 15,103
PepsiCo, Inc. 341 50,690
85,815
Biotechnology — 2.4%
Amgen, Inc. 134 38,553
Biogen, Inc.* 35 4,628
Gilead Sciences, Inc. 308 34,795
Regeneron Pharmaceuticals,
Inc. 26 15,098
Vertex Pharmaceuticals, Inc.* 64 25,025
118,099
Broadline Retail — 6.0%
Amazon.com, Inc.* 1,074 245,946
MercadoLibre, Inc.* 12 29,675
PDD Holdings, Inc., ADR* 167 20,077
295,698
Chemicals — 1.1%
Linde plc 118 56,438
Commercial Services & Supplies — 0.7%
Cintas Corp. 101 21,213
Copart, Inc.* 240 11,714
32,927
Communications Equipment — 1.4%
Cisco Systems, Inc. 987 68,192
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp. 112 105,652
Electric Utilities — 1.2%
American Electric Power Co.,
Inc. 133 14,766
Constellation Energy Corp. 77 23,714
Exelon Corp. 252 11,007
Xcel Energy, Inc. 143 10,352
59,839
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 34 5,602
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 247 11,214
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 3.2%
Electronic Arts, Inc. 62 $ 10,661
Netflix, Inc.* 106 128,075
Take-Two Interactive Software,
Inc.* 46 10,730
Warner Bros Discovery, Inc.* 620 7,217
156,683
Financial Services — 0.3%
PayPal Holdings, Inc.* 241 16,916
Food Products — 0.6%
Kraft Heinz Co. (The) 298 8,335
Mondelez International, Inc.,
Class
a
A 323 19,845
28,180
Ground Transportation — 0.5%
CSX Corp. 468 15,215
Old Dominion Freight Line, Inc. 52 7,850
23,065
Health Care Equipment & Supplies — 1.4%
Dexcom, Inc.* 99 7,459
GE HealthCare Technologies,
Inc. 113 8,331
IDEXX Laboratories, Inc.* 20 12,942
Intuitive Surgical, Inc.* 89 42,123
70,855
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class
a
A* 106 13,836
Booking Holdings, Inc. 8 44,792
DoorDash, Inc., Class
a
A* 100 24,525
Marriott International, Inc.,
Class
a
A 68 18,215
Starbucks Corp. 283 24,958
126,326
Industrial Conglomerates — 0.7%
Honeywell International, Inc. 161 35,339
Interactive Media & Services — 8.3%
Alphabet, Inc., Class
a
A 589 125,404
Alphabet, Inc., Class
a
C 554 118,296
Meta Platforms, Inc., Class
a
A 220 162,514
406,214
IT Services — 1.0%
Cognizant Technology Solutions
Corp., Class
a
A 120 8,670
Shopify, Inc., Class
a
A* 302 42,667
51,337
Machinery — 0.3%
PACCAR, Inc. 131 13,097

NASDAQ- 100 DYNAMIC DAILY BUFFER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QB
::
Investments
Shares Value
Common Stocks (a) (continued)
Media — 1.0%
Charter Communications, Inc.,
Class
a
A* 36 $ 9,561
Comcast Corp., Class
a
A 931 31,626
Trade Desk, Inc. (The), Class
a
A* 111 6,067
47,254
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 72 10,711
Pharmaceuticals — 0.2%
AstraZeneca plc, ADR 146 11,665
Professional Services — 1.5%
Automatic Data Processing, Inc. 102 31,013
Paychex, Inc. 88 12,272
Thomson Reuters Corp. 113 20,070
Verisk Analytics, Inc., Class
a
A 35 9,384
72,739
Real Estate Management & Development — 0.2%
CoStar Group, Inc.* 106 9,486
Semiconductors & Semiconductor Equipment — 21.9%
Advanced Micro Devices, Inc.* 402 65,377
Analog Devices, Inc. 123 30,911
Applied Materials, Inc. 199 31,991
ARM Holdings plc, ADR* 34 4,702
ASML Holding NV (Registered),
ADR 22 16,338
Broadcom, Inc. 788 234,343
GLOBALFOUNDRIES, Inc.* 137 4,574
Intel Corp.* 1,088 26,493
KLA Corp. 34 29,648
Lam Research Corp. 318 31,848
Marvell Technology, Inc. 215 13,516
Microchip Technology, Inc. 134 8,710
Micron Technology, Inc. 277 32,966
NVIDIA Corp. 2,472 430,573
NXP Semiconductors NV 63 14,796
ON Semiconductor Corp.* 105 5,207
QUALCOMM, Inc. 274 44,040
Texas Instruments, Inc. 225 45,558
1,071,591
Software — 16.6%
Adobe, Inc.* 107 38,167
AppLovin Corp., Class
a
A* 76 36,373
Atlassian Corp., Class
a
A* 42 7,467
Autodesk, Inc.* 55 17,309
Cadence Design Systems, Inc.* 68 23,829
Crowdstrike Holdings, Inc.,
Class
a
A* 62 26,269
Datadog, Inc., Class
a
A* 78 10,661
Fortinet, Inc.* 192 15,124
Intuit, Inc. 70 46,690
Microsoft Corp. 753 381,538
Investments
Shares Value
Common Stocks (a) (continued)
Palantir Technologies, Inc.,
Class
a
A* 563 $ 88,228
Palo Alto Networks, Inc.* 166 31,626
Roper Technologies, Inc. 26 13,684
Strategy, Inc., Class
a
A* 63 21,068
Synopsys, Inc.* 47 28,365
Workday, Inc., Class
a
A* 55 12,695
Zscaler, Inc.* 40 11,082
810,175
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.* 211 21,876
Ross Stores, Inc. 81 11,920
33,796
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc. 1,516 351,924
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.* 29 5,864
Trading Companies & Distributors — 0.3%
Fastenal Co. 286 14,203
Wireless Telecommunication Services — 1.5%
T-Mobile US, Inc. 284 71,565
Total Common Stocks
(Cost $4,181,309)
4,415,858
Principal
Amount
Short-Term Investments — 14 .4%
Repurchase Agreements (b) — 14 .4%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $703,090
(Cost $702,753) $ 702,753
702,753
Total Investments — 104.6%
(Cost $4,884,062) 5,118,611
Liabilities in excess of other assets — (4.6%) (227,399)
Net Assets — 100.0% $ 4,891,212
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,587,766.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt

AUGUST 31, 2025 (Unaudited) :: NASDAQ- 100 DYNAMIC DAILY BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QB
::
Futures Contracts Purchased
Nasdaq-100 Dynamic Buffer ETF had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 1 9/19/2025 U.S. Dollar $ 469,235 $ 21,167
Swap Agreements
Nasdaq-100 Dynamic Buffer ETF had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
4,891,779 11/6/2026 Goldman Sachs International N/A
Nasdaq-100 Dynamic Buffer
Index (205,032)
4,891,779 (205,032)
Total Unrealized
Depreciation
(205,032)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

NASDAQ-100 HIGH INCOME ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
Investments
Shares Value
Common Stocks (a) — 96 .3%
Aerospace & Defense — 0.3%
Axon Enterprise, Inc.* 971 $ 725,619
Automobiles — 2.7%
Tesla, Inc.* 18,499 6,176,261
Beverages — 1.9%
Coca-Cola Europacific Partners
plc 5,749 510,856
Keurig Dr Pepper, Inc. 16,987 494,152
Monster Beverage Corp.* 12,202 761,527
PepsiCo, Inc. 17,150 2,549,347
4,315,882
Biotechnology — 2.6%
Amgen, Inc. 6,724 1,934,562
Biogen, Inc.* 1,836 242,756
Gilead Sciences, Inc. 15,563 1,758,152
Regeneron Pharmaceuticals,
Inc. 1,327 770,589
Vertex Pharmaceuticals, Inc.* 3,212 1,255,956
5,962,015
Broadline Retail — 6.5%
Amazon.com, Inc.* 53,965 12,357,985
MercadoLibre, Inc.* 634 1,567,825
PDD Holdings, Inc., ADR* 8,357 1,004,678
14,930,488
Chemicals — 1.2%
Linde plc 5,889 2,816,650
Commercial Services & Supplies — 0.7%
Cintas Corp. 5,053 1,061,281
Copart, Inc.* 12,081 589,674
1,650,955
Communications Equipment — 1.5%
Cisco Systems, Inc. 49,523 3,421,544
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp. 5,543 5,228,823
Electric Utilities — 1.3%
American Electric Power Co.,
Inc. 6,680 741,613
Constellation Energy Corp. 3,922 1,207,897
Exelon Corp. 12,626 551,504
Xcel Energy, Inc. 7,217 522,439
3,023,453
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 1,652 272,184
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 12,394 562,688
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 3.4%
Electronic Arts, Inc. 3,138 $ 539,579
Netflix, Inc.* 5,319 6,426,682
Take-Two Interactive Software,
Inc.* 2,276 530,922
Warner Bros Discovery, Inc.* 30,939 360,130
7,857,313
Financial Services — 0.4%
PayPal Holdings, Inc.* 12,162 853,651
Food Products — 0.6%
Kraft Heinz Co. (The) 14,796 413,844
Mondelez International, Inc.,
Class
a
A 16,198 995,205
1,409,049
Ground Transportation — 0.5%
CSX Corp. 23,496 763,855
Old Dominion Freight Line, Inc. 2,643 399,014
1,162,869
Health Care Equipment & Supplies — 1.5%
Dexcom, Inc.* 4,904 369,467
GE HealthCare Technologies,
Inc. 5,732 422,620
IDEXX Laboratories, Inc.* 1,010 653,561
Intuitive Surgical, Inc.* 4,483 2,121,782
3,567,430
Hotels, Restaurants & Leisure — 2.8%
Airbnb, Inc., Class
a
A* 5,397 704,470
Booking Holdings, Inc. 409 2,290,012
DoorDash, Inc., Class
a
A* 4,989 1,223,552
Marriott International, Inc.,
Class
a
A 3,423 916,885
Starbucks Corp. 14,216 1,253,709
6,388,628
Industrial Conglomerates — 0.8%
Honeywell International, Inc. 8,037 1,764,121
Interactive Media & Services — 8.9%
Alphabet, Inc., Class
a
A 29,586 6,299,155
Alphabet, Inc., Class
a
C 27,749 5,925,244
Meta Platforms, Inc., Class
a
A 11,039 8,154,510
20,378,909
IT Services — 1.1%
Cognizant Technology Solutions
Corp., Class
a
A 6,165 445,421
Shopify, Inc., Class
a
A* 15,234 2,152,260
2,597,681
Machinery — 0.3%
PACCAR, Inc. 6,567 656,569

AUGUST 31, 2025 (Unaudited) :: NASDAQ-100 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
Investments
Shares Value
Common Stocks (a) (continued)
Media — 1.0%
Charter Communications, Inc.,
Class
a
A* 1,759 $ 467,155
Comcast Corp., Class
a
A 46,579 1,582,289
Trade Desk, Inc. (The), Class
a
A* 5,609 306,588
2,356,032
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 3,659 544,313
Pharmaceuticals — 0.3%
AstraZeneca plc, ADR 7,453 595,495
Professional Services — 1.6%
Automatic Data Processing, Inc. 5,079 1,544,270
Paychex, Inc. 4,508 628,663
Thomson Reuters Corp. 5,632 1,000,300
Verisk Analytics, Inc., Class
a
A 1,753 470,014
3,643,247
Real Estate Management & Development — 0.2%
CoStar Group, Inc.* 5,279 472,418
Semiconductors & Semiconductor Equipment — 23.4%
Advanced Micro Devices, Inc.* 20,285 3,298,950
Analog Devices, Inc. 6,203 1,558,876
Applied Materials, Inc. 10,037 1,613,548
ARM Holdings plc, ADR*(b) 1,678 232,084
ASML Holding NV (Registered),
ADR 1,096 813,912
Broadcom, Inc. 39,528 11,755,232
GLOBALFOUNDRIES, Inc.* 6,911 230,758
Intel Corp.* 54,552 1,328,341
KLA Corp. 1,659 1,446,648
Lam Research Corp. 15,995 1,601,899
Marvell Technology, Inc. 10,784 677,936
Microchip Technology, Inc. 6,748 438,620
Micron Technology, Inc. 13,975 1,663,165
NVIDIA Corp. 124,023 21,602,326
NXP Semiconductors NV 3,160 742,126
ON Semiconductor Corp.* 5,230 259,356
QUALCOMM, Inc. 13,733 2,207,305
Texas Instruments, Inc. 11,361 2,300,375
53,771,457
Software — 17.6%
Adobe, Inc.* 5,327 1,900,141
AppLovin Corp., Class
a
A* 3,849 1,842,093
Atlassian Corp., Class
a
A* 2,067 367,471
Autodesk, Inc.* 2,676 842,137
Cadence Design Systems, Inc.* 3,414 1,196,368
Crowdstrike Holdings, Inc.,
Class
a
A* 3,116 1,320,249
Datadog, Inc., Class
a
A* 3,998 546,447
Fortinet, Inc.* 9,578 754,459
Intuit, Inc. 3,486 2,325,162
Microsoft Corp. 37,777 19,141,228
Investments
Shares Value
Common Stocks (a) (continued)
Palantir Technologies, Inc.,
Class
a
A* 28,298 $ 4,434,580
Palo Alto Networks, Inc.* 8,344 1,589,699
Roper Technologies, Inc. 1,343 706,834
Strategy, Inc., Class
a
A* 3,174 1,061,417
Synopsys, Inc.* 2,317 1,398,356
Workday, Inc., Class
a
A* 2,702 623,676
Zscaler, Inc.* 1,947 539,416
40,589,733
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.* 10,690 1,108,339
Ross Stores, Inc. 4,111 604,975
1,713,314
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc. 75,917 17,623,372
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.* 1,437 290,561
Trading Companies & Distributors — 0.3%
Fastenal Co. 14,350 712,621
Wireless Telecommunication Services — 1.6%
T-Mobile US, Inc. 14,203 3,579,014
Total Common Stocks
(Cost $197,737,707)
221,614,359
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (d)
(Cost $235,484) 235,484 235,484
Principal
Amount
Short-Term Investments — 4 .9%
Repurchase Agreements (e) — 4 .9%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $11,270,122
(Cost $11,264,735) $ 11,264,735
11,264,735
Total Investments — 101.3%
(Cost $209,237,926) 233,114,578
Liabilities in excess of other assets — (1.3%) (3,033,112)
Net Assets — 100.0% $ 230,081,466
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $55,702,362.

NASDAQ-100 HIGH INCOME ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
(b) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $223,924, collateralized in the form of cash with a value of $235,484 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $235,484.
(d) Rate shown is the 7-day yield as of August 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
Futures Contracts Purchased
Nasdaq-100 High Income ETF had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 16 9/19/2025 U.S. Dollar $ 7,507,760 $ 350,436
Swap Agreements
Nasdaq-100 High Income ETF had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
229,204,429 11/6/2025 Goldman Sachs International N/A
Nasdaq-100 Daily Covered Call
Index (4,198,042)
229,204,429 (4,198,042)
Total Unrealized
Depreciation
(4,198,042)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

AUGUST 31, 2025 (Unaudited) :: ON DEMAND ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

OND
::
Investments
Shares Value
Common Stocks — 99 .7%
Entertainment — 52.6%
Capcom Co. Ltd. 8,997 $ 245,197
CD Projekt SA 3,204 221,590
Electronic Arts, Inc. 1,783 306,587
International Games System
Co. Ltd. 9,417 235,660
Krafton, Inc.* 983 231,565
NCSoft Corp. 822 120,026
NetEase, Inc. 10,522 286,688
Netflix, Inc.* 216 260,982
Nexon Co. Ltd. 14,861 339,278
ROBLOX Corp., Class
a
A* 2,785 346,983
Spotify Technology SA* 373 254,341
Take-Two Interactive Software,
Inc.* 1,146 267,328
Tencent Music Entertainment
Group, Class
a
A 30,752 387,383
3,503,608
Ground Transportation — 12.5%
Grab Holdings Ltd., Class
a
A* 51,616 257,564
Lyft, Inc., Class
a
A* 17,183 278,708
Uber Technologies, Inc.* 3,116 292,125
828,397
Hotels, Restaurants & Leisure — 11.4%
Delivery Hero SE*(a) 9,885 262,282
DoorDash, Inc., Class
a
A* 1,223 299,941
Just Eat Takeaway.com NV*(a) 8,402 198,359
760,582
Interactive Media & Services — 4.9%
Bilibili, Inc., Class
a
Z* 14,104 327,293
Leisure Products — 2.1%
Peloton Interactive, Inc.,
Class
a
A* 17,999 136,793
Passenger Airlines — 4.5%
Joby Aviation, Inc.*(b) 21,000 297,150
Investments
Shares Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 7.3%
Ambarella, Inc.* 1,921 $ 158,444
NVIDIA Corp. 1,884 328,155
486,599
Software — 4.4%
Life360, Inc.*(b) 3,241 293,132
Total Common Stocks
(Cost $6,000,921)
6,633,554
Securities Lending Reinvestments (c) — 4 .5%
Investment Companies — 4 .5%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (d)
(Cost $301,806) 301,806 301,806
Total Investments — 104.2%
(Cost $6,302,727) 6,935,360
Liabilities in excess of other assets — (4.2%) (280,468)
Net Assets — 100.0% $ 6,654,892
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at August
31, 2025. The total value of securities on loan at August 31,
2025 was $481,930, collateralized in the form of cash with
a value of $301,806 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $213,094 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.75%, and maturity dates ranging from September 4, 2025 – August 15, 2054. The total value of collateral is $514,900.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $301,806.
(d) Rate shown is the 7-day yield as of August 31, 2025.

ON DEMAND ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

OND
::
On-Demand ETF invested, as a percentage of net assets, in the following countries as of August 31, 2025:
United States 49 .1%
Hong Kong 10 .1%
Japan 8 .8%
South Korea 5 .3%
China 4 .9%
Germany 4 .0%
Singapore 3 .9%
Luxembourg 3 .8%
Taiwan 3 .5%
Poland 3 .3%
Netherlands 3 .0%
Other
a
0 .3%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2025 (Unaudited) :: ONLINE RETAIL ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ONLN
::
Investments
Shares Value
Common Stocks — 99 .9%
Broadline Retail — 65.4%
Alibaba Group Holding Ltd.,
ADR 75,860 $ 10,241,100
Amazon.com, Inc.* 84,765 19,411,185
Coupang, Inc.* 127,906 3,655,554
eBay, Inc. 79,015 7,159,549
Etsy, Inc.* 57,870 3,067,689
Global-e Online Ltd.* 36,439 1,219,249
JD.com, Inc., ADR 48,863 1,518,173
MercadoLibre, Inc.* 884 2,186,053
Ozon Holdings plc, ADR*‡ 60,470 —
PDD Holdings, Inc., ADR* 22,120 2,659,266
Sea Ltd., ADR* 10,834 2,020,974
53,138,792
Distributors — 3.9%
GigaCloud Technology, Inc.,
Class
a
A* 121,167 3,207,290
Personal Care Products — 1.4%
Oddity Tech Ltd., Class
a
A* 19,423 1,169,459
Specialty Retail — 25.2%
Bed Bath & Beyond, Inc.* 337,802 3,043,596
Buckle, Inc. (The) 58,603 3,316,344
Carvana Co., Class
a
A* 11,022 4,099,302
Chewy, Inc., Class
a
A* 82,139 3,364,414
Revolve Group, Inc., Class
a
A* 145,071 3,245,238
Wayfair, Inc., Class
a
A* 45,015 3,358,119
20,427,013
Textiles, Apparel & Luxury Goods — 4.0%
Figs, Inc., Class
a
A* 459,564 3,239,926
Total Common Stocks
(Cost $63,246,510)
81,182,480
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $42,187
(Cost $42,166) $ 42,166
42,166
Total Investments — 100.0%
(Cost $63,288,676) 81,224,646
Liabilities in excess of other assets — 0.0%(b) (2,540)
Net Assets — 100.0% $ 81,222,106
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) Represents less than 0.05% of net assets.
Abbreviations
ADR American Depositary Receipt

PET CARE ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PAWZ
::
Investments
Shares Value
Common Stocks — 99 .4%
Distributors — 0.0%(a)
Arata Corp. 613 $ 12,723
Food Products — 16.5%
Freshpet, Inc.* 89,297 4,984,559
General Mills, Inc. 12,431 613,221
I-TAIL Corp. PCL, NVDR 2,076,508 929,445
J M Smucker Co. (The) 2,393 264,450
Nestle SA (Registered) 28,238 2,660,580
Post Holdings, Inc.* 1,129 127,746
9,580,001
Health Care Equipment & Supplies — 13.4%
IDEXX Laboratories, Inc.* 8,514 5,509,324
Vimian Group AB* 702,156 2,305,775
7,815,099
Health Care Providers & Services — 6.5%
Cencora, Inc. 4,222 1,231,177
CVS Group plc 154,534 2,564,901
3,796,078
Household Products — 8.2%
Central Garden & Pet Co.* 29,581 1,077,636
Colgate-Palmolive Co. 18,617 1,565,131
Oil-Dri Corp. of America 35,162 2,087,919
Spectrum Brands Holdings, Inc. 542 30,889
4,761,575
Insurance — 6.4%
Anicom Holdings, Inc. 211,299 1,298,377
Trupanion, Inc.* 51,652 2,394,587
3,692,964
Pharmaceuticals — 20.7%
Elanco Animal Health, Inc.* 11,321 207,740
Merck & Co., Inc. 31,244 2,628,245
SwedenCare AB 156,318 660,650
Virbac SACA 6,525 2,557,255
Zoetis, Inc., Class
a
A 38,022 5,946,641
12,000,531
Specialty Retail — 27.7%
Chewy, Inc., Class
a
A* 155,108 6,353,224
Pet Valu Holdings Ltd. 160,686 4,563,115
Petco Health & Wellness Co.,
Inc., Class
a
A* 482,419 1,924,852
Pets at Home Group plc 837,518 2,533,392
Tractor Supply Co. 12,159 750,940
16,125,523
Total Common Stocks
(Cost $55,312,753)
57,784,494
Investments
Principal
Amount Value
Short-Term Investments — 0 .3%
Repurchase Agreements (b) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $164,906
(Cost $164,826) $ 164,826
$ 164,826
Total Investments — 99.7%
(Cost $55,477,579) 57,949,320
Other assets less liabilities — 0.3% 174,290
Net Assets — 100.0% $ 58,123,610
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
NVDR Non-Voting Depositary Receipt

AUGUST 31, 2025 (Unaudited) :: PET CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PAWZ
::
Pet Care ETF invested, as a percentage of net assets, in the following countries as of August 31, 2025:
United States 64 .9%
United Kingdom 8 .8%
Canada 7 .8%
Sweden 5 .1%
Switzerland 4 .6%
France 4 .4%
Japan 2 .2%
Thailand 1 .6%
Other
a
0 .6%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

RUSSELL 2000 DIVIDEND GROWERS ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
Investments
Shares Value
Common Stocks — 99 .9%
Banks — 26.3%
Associated Banc-Corp. 253,783 $ 6,844,527
Atlantic Union Bankshares
Corp. 188,961 6,751,577
Cadence Bank 191,148 7,194,811
ChoiceOne Financial Services,
Inc. 201,832 6,228,535
Community Financial System,
Inc. 104,300 6,246,527
Community Trust Bancorp, Inc. 114,130 6,667,475
Financial Institutions, Inc. 228,464 6,321,599
First Busey Corp. 261,349 6,455,320
First Merchants Corp. 160,856 6,678,741
Fulton Financial Corp. 340,546 6,695,134
Heritage Financial Corp. 254,540 6,220,958
Independent Bank Corp. 189,699 6,239,200
Independent Bank Corp. 91,286 6,527,862
Lakeland Financial Corp. 98,325 6,730,346
Mercantile Bank Corp. 133,032 6,551,826
NBT Bancorp, Inc. 141,888 6,281,382
Orrstown Financial Services,
Inc. 192,262 6,700,331
Peoples Bancorp, Inc. 199,070 6,159,226
Preferred Bank 70,739 6,677,762
S&T Bancorp, Inc. 159,732 6,311,011
Simmons First National Corp.,
Class
a
A 313,644 6,517,522
Southside Bancshares, Inc. 208,116 6,501,544
Tompkins Financial Corp. 94,293 6,613,711
TriCo Bancshares 146,267 6,643,447
United Bankshares, Inc. 163,958 6,286,150
United Community Banks, Inc. 204,601 6,833,673
WesBanco, Inc. 190,111 6,235,641
176,115,838
Building Products — 2.0%
Apogee Enterprises, Inc. 149,963 6,594,623
Griffon Corp. 85,074 6,479,236
13,073,859
Capital Markets — 0.8%
Cohen & Steers, Inc. 77,019 5,688,623
Chemicals — 5.6%
Avient Corp. 166,753 6,236,562
Balchem Corp. 36,338 5,890,027
HB Fuller Co. 106,214 6,484,365
Innospec, Inc. 68,321 5,984,236
Quaker Chemical Corp. 49,882 7,236,382
Stepan Co. 106,973 5,351,859
37,183,431
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. 128,585 6,322,525
HNI Corp. 124,497 5,594,895
11,917,420
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 2.3%
Andersons, Inc. (The) 167,020 $ 6,831,118
SpartanNash Co. 327,088 8,765,958
15,597,076
Diversified Consumer Services — 1.0%
Matthews International Corp.,
Class
a
A 263,669 6,478,347
Diversified Telecommunication Services — 0.7%
Cogent Communications
Holdings, Inc. 124,093 4,744,075
Electric Utilities — 4.5%
ALLETE, Inc. 91,400 5,863,310
MGE Energy, Inc. 66,915 5,697,812
Otter Tail Corp. 75,077 6,305,717
Portland General Electric Co. 144,210 6,169,304
TXNM Energy, Inc. 104,974 5,945,728
29,981,871
Electronic Equipment, Instruments & Components — 0.7%
Badger Meter, Inc. 24,339 4,452,090
Financial Services — 2.8%
Cass Information Systems, Inc. 139,319 6,007,435
Federal Agricultural Mortgage
Corp., Class
a
C 30,853 6,465,863
HA Sustainable Infrastructure
Capital, Inc. 218,570 6,172,417
18,645,715
Food Products — 2.9%
J & J Snack Foods Corp. 51,299 5,723,429
Marzetti Co. (The) 35,208 6,428,981
Tootsie Roll Industries, Inc.*(a) 179,186 7,205,069
19,357,479
Gas Utilities — 4.6%
Chesapeake Utilities Corp. 49,169 6,076,305
New Jersey Resources Corp. 132,713 6,275,998
Northwest Natural Holding Co. 147,876 6,141,290
ONE Gas, Inc. 80,561 6,162,917
Spire, Inc. 81,259 6,224,439
30,880,949
Health Care Equipment & Supplies — 1.0%
LeMaitre Vascular, Inc. 73,197 6,980,432
Health Care Providers & Services — 1.0%
Ensign Group, Inc. (The) 39,377 6,764,181
Health Care REITs — 2.7%
CareTrust REIT, Inc. 205,322 7,065,130
Community Healthcare Trust,
Inc., REIT 354,966 5,470,026

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
Investments
Shares Value
Common Stocks (continued)
Universal Health Realty Income
Trust, REIT 144,675 $ 5,872,358
18,407,514
Household Products — 0.8%
WD-40 Co. 24,234 5,235,513
Industrial REITs — 0.9%
Terreno Realty Corp., REIT 100,209 5,789,074
Insurance — 2.7%
AMERISAFE, Inc. 131,627 6,078,535
Donegal Group, Inc., Class
a
A 308,297 5,515,433
Horace Mann Educators Corp. 138,108 6,350,206
17,944,174
Leisure Products — 1.2%
Polaris, Inc. 142,907 8,085,678
Machinery — 11.7%
Alamo Group, Inc. 27,955 5,911,364
Enpro, Inc. 30,946 6,770,057
Franklin Electric Co., Inc. 68,995 6,751,851
Gorman-Rupp Co. (The) 162,112 6,933,530
Hillenbrand, Inc. 277,290 7,040,393
Hyster-Yale, Inc. 144,783 5,429,363
Kadant, Inc. 18,462 5,968,395
Lindsay Corp. 43,704 5,997,500
Mueller Water Products, Inc.,
Class
a
A 249,739 6,583,120
Standex International Corp. 38,216 7,798,739
Trinity Industries, Inc. 225,696 6,414,280
Watts Water Technologies, Inc.,
Class
a
A 24,625 6,818,663
78,417,255
Marine Transportation — 0.8%
Matson, Inc. 51,989 5,409,456
Media — 0.9%
John Wiley & Sons, Inc.,
Class
a
A 154,548 6,271,558
Metals & Mining — 1.2%
Materion Corp. 73,779 8,174,713
Multi-Utilities — 3.5%
Avista Corp. 157,276 5,746,865
Black Hills Corp. 103,633 6,198,290
Northwestern Energy Group,
Inc. 112,957 6,496,157
Unitil Corp. 111,767 5,248,578
23,689,890
Professional Services — 2.5%
CSG Systems International, Inc. 91,558 5,874,361
Exponent, Inc. 78,765 5,622,246
Insperity, Inc. 97,054 5,359,322
16,855,929
Investments
Shares Value
Common Stocks (continued)
Residential REITs — 0.9%
NexPoint Residential Trust, Inc.,
REIT 173,903 $ 6,001,393
Retail REITs — 0.9%
Getty Realty Corp., REIT 202,864 5,799,882
Semiconductors & Semiconductor Equipment — 0.7%
Power Integrations, Inc. 103,378 4,662,348
Specialized REITs — 1.6%
Four Corners Property Trust,
Inc., REIT 215,186 5,571,165
Gladstone Land Corp., REIT*(a) 582,809 5,361,843
10,933,008
Specialty Retail — 1.9%
Shoe Carnival, Inc. 301,433 6,299,950
Sonic Automotive, Inc., Class
a
A 77,550 6,373,834
12,673,784
Tobacco — 0.8%
Universal Corp. 97,589 5,460,105
Trading Companies & Distributors — 1.9%
GATX Corp. 38,157 6,422,205
McGrath RentCorp 51,448 6,250,417
12,672,622
Water Utilities — 4.3%
American States Water Co. 75,788 5,648,480
California Water Service Group 127,593 5,987,939
H2O America 111,403 5,611,369
Middlesex Water Co. 104,374 5,588,184
York Water Co. (The) 182,315 5,664,527
28,500,499
Total Common Stocks
(Cost $604,993,718)
668,845,781
Securities Lending Reinvestments (b) — 0 .0% (c)
Investment Companies — 0 .0% (c)
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (d)
(Cost $136,400) 136,400 136,400

RUSSELL 2000 DIVIDEND GROWERS ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .0% (c)
Repurchase Agreements (e) — 0 .0% (c)
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $168,603
(Cost $168,525) $ 168,525
$ 168,525
Total Investments — 99.9%
(Cost $605,298,643) 669,150,706
Other assets less liabilities — 0.1% 621,948
Net Assets — 100.0% $ 669,772,654
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $132,828, collateralized in the form of cash with a value of $136,400 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $136,400.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of August 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 DYNAMIC DAILY BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) — 94 .2%
Aerospace & Defense — 1.6%
AAR Corp.* 51 $ 3,859
AeroVironment, Inc.* 46 11,102
AerSale Corp.* 44 380
Archer Aviation, Inc., Class
a
A* 768 6,874
Astronics Corp.* 43 1,564
Byrna Technologies, Inc.* 26 530
Cadre Holdings, Inc. 40 1,232
Ducommun, Inc.* 19 1,733
Eve Holding, Inc.* 70 275
Intuitive Machines, Inc.* 153 1,342
Kratos Defense & Security
Solutions, Inc.* 233 15,341
Mercury Systems, Inc.* 74 4,999
Moog, Inc., Class
a
A 40 7,834
National Presto Industries, Inc. 7 734
Park Aerospace Corp. 26 487
Redwire Corp.* 47 419
Satellogic, Inc., Class
a
A* 95 354
V2X, Inc.* 25 1,437
VSE Corp. 29 4,710
65,206
Air Freight & Logistics — 0.1%
Forward Air Corp.* 32 961
Hub Group, Inc., Class
a
A 85 3,181
Radiant Logistics, Inc.* 46 297
4,439
Automobile Components — 1.3%
Adient plc* 118 2,926
American Axle & Manufacturing
Holdings, Inc.* 162 943
Cooper-Standard Holdings,
Inc.* 24 884
Dana, Inc. 186 3,750
Dorman Products, Inc.* 39 6,310
Fox Factory Holding Corp.* 59 1,707
Garrett Motion, Inc. 178 2,312
Gentherm, Inc.* 44 1,618
Goodyear Tire & Rubber Co.
(The)* 368 3,121
Holley, Inc.* 82 334
LCI Industries 35 3,690
Luminar Technologies, Inc.,
Class
a
A* 54 92
Modine Manufacturing Co.* 74 10,074
Motorcar Parts of America, Inc.* 25 372
Patrick Industries, Inc. 47 5,257
Phinia, Inc. 55 3,216
Solid Power, Inc.* 202 875
Standard Motor Products, Inc. 30 1,164
Strattec Security Corp.* 5 329
Visteon Corp. 39 4,834
XPEL, Inc.*(b) 34 1,263
55,071
Investments
Shares Value
Common Stocks (a) (continued)
Automobiles — 0.0%(c)
Faraday Future Intelligent
Electric, Inc., Class
a
A* 123 $ 274
Livewire Group, Inc.* 50 193
Winnebago Industries, Inc. 39 1,403
1,870
Banks — 10.2%
1st Source Corp. 27 1,739
ACNB Corp. 15 680
Amalgamated Financial Corp. 33 953
Amerant Bancorp, Inc., Class
a
A 52 1,118
Ameris Bancorp 94 6,888
Ames National Corp. 12 240
Arrow Financial Corp. 23 684
Associated Banc-Corp. 235 6,338
Atlantic Union Bankshares
Corp. 200 7,146
Axos Financial, Inc.* 74 6,750
Banc of California, Inc. 195 3,299
BancFirst Corp. 30 3,989
Bancorp, Inc. (The)* 64 4,879
Bank First Corp. 13 1,689
Bank of Hawaii Corp. 55 3,747
Bank of Marin Bancorp 21 515
Bank of NT Butterfield & Son
Ltd. (The) 61 2,752
Bank7 Corp. 6 298
BankFinancial Corp. 14 173
BankUnited, Inc. 107 4,193
Bankwell Financial Group, Inc. 10 423
Banner Corp. 49 3,284
Bar Harbor Bankshares 21 678
BayCom Corp. 15 454
BCB Bancorp, Inc. 21 187
Berkshire Hills Bancorp, Inc. 66 1,725
Blue Foundry Bancorp* 26 242
Blue Ridge Bankshares, Inc.* 89 357
Bridgewater Bancshares, Inc.* 29 475
Brookline Bancorp, Inc. 123 1,347
Burke & Herbert Financial
Services Corp. 19 1,208
Business First Bancshares, Inc. 40 1,000
BV Financial, Inc.* 12 201
Byline Bancorp, Inc. 39 1,127
C&F Financial Corp. 5 360
Cadence Bank 248 9,335
California BanCorp* 31 522
Camden National Corp. 24 981
Capital Bancorp, Inc. 17 578
Capital City Bank Group, Inc. 19 833
Capitol Federal Financial, Inc. 172 1,115
Carter Bankshares, Inc.* 32 623
Cathay General Bancorp 96 4,791
CB Financial Services, Inc. 6 200
Central Pacific Financial Corp. 38 1,190
CF Bankshares, Inc. 5 123
Chain Bridge Bancorp, Inc.,
Class
a
A* 3 91

RUSSELL 2000 DYNAMIC DAILY BUFFER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
Chemung Financial Corp. 6 $ 324
ChoiceOne Financial Services,
Inc. 20 617
Citizens & Northern Corp. 21 424
Citizens Community Bancorp,
Inc. 13 215
Citizens Financial Services, Inc. 6 360
City Holding Co. 20 2,570
Civista Bancshares, Inc. 21 445
CNB Financial Corp. 40 1,052
Coastal Financial Corp.* 18 2,061
Colony Bankcorp, Inc. 23 395
Columbia Financial, Inc.* 38 571
Community Financial System,
Inc. 75 4,492
Community Trust Bancorp, Inc. 23 1,344
Community West Bancshares 24 512
ConnectOne Bancorp, Inc. 67 1,715
Customers Bancorp, Inc.* 43 3,083
CVB Financial Corp. 186 3,744
Dime Community Bancshares,
Inc. 56 1,723
Eagle Bancorp Montana, Inc. 10 175
Eagle Bancorp, Inc. 41 796
Eagle Financial Services, Inc. 6 225
Eastern Bankshares, Inc. 277 4,739
ECB Bancorp, Inc.* 11 187
Enterprise Financial Services
Corp. 52 3,184
Equity Bancshares, Inc.,
Class
a
A 23 932
Esquire Financial Holdings, Inc. 10 981
Farmers & Merchants Bancorp,
Inc. 18 476
Farmers National Banc Corp. 50 759
FB Bancorp, Inc.* 24 288
FB Financial Corp. 59 3,167
Fidelity D&D Bancorp, Inc. 6 262
Financial Institutions, Inc. 28 775
Finward Bancorp 5 160
Finwise Bancorp* 13 251
First Bancorp 228 5,068
First Bancorp 57 3,112
First Bancorp, Inc. (The) 16 435
First Bank 30 505
First Busey Corp. 120 2,964
First Business Financial
Services, Inc. 11 576
First Capital, Inc. 5 206
First Commonwealth Financial
Corp. 143 2,538
First Community Bankshares,
Inc. 22 836
First Community Corp. 10 273
First Financial Bancorp 135 3,575
First Financial Bankshares, Inc. 189 7,025
First Financial Corp. 16 944
First Foundation, Inc.* 88 524
First Internet Bancorp 11 276
First Interstate BancSystem,
Inc., Class
a
A 124 4,057
Investments
Shares Value
Common Stocks (a) (continued)
First Merchants Corp. 83 $ 3,446
First Mid Bancshares, Inc. 29 1,173
First National Corp. 11 257
First Savings Financial Group,
Inc. 8 219
First United Corp. 8 299
First Western Financial, Inc.* 12 280
Firstsun Capital Bancorp* 18 684
Five Star Bancorp 22 721
Flagstar Financial, Inc. 428 5,487
Flushing Financial Corp. 45 619
Franklin Financial Services
Corp. 6 280
FS Bancorp, Inc. 10 427
Fulton Financial Corp. 258 5,072
FVCBankcorp, Inc. 21 285
GBank Financial Holdings, Inc.* 13 516
German American Bancorp, Inc. 52 2,173
Glacier Bancorp, Inc. 161 7,913
Great Southern Bancorp, Inc. 12 759
Greene County Bancorp, Inc. 10 240
Guaranty Bancshares, Inc. 13 639
Hancock Whitney Corp. 122 7,676
Hanmi Financial Corp. 43 1,082
Hanover Bancorp, Inc. 6 135
HarborOne Bancorp, Inc. 53 682
Hawthorn Bancshares, Inc. 8 267
HBT Financial, Inc. 18 477
Heritage Commerce Corp. 84 868
Heritage Financial Corp. 49 1,198
Hilltop Holdings, Inc. 65 2,280
Hingham Institution For Savings
(The) 2 568
Home Bancorp, Inc. 10 563
Home BancShares, Inc. 267 7,946
HomeStreet, Inc.* 25 347
HomeTrust Bancshares, Inc. 23 951
Hope Bancorp, Inc. 163 1,814
Horizon Bancorp, Inc. 60 1,012
Independent Bank Corp. 69 4,934
Independent Bank Corp. 29 954
International Bancshares Corp. 77 5,509
Investar Holding Corp. 13 305
John Marshall Bancorp, Inc. 18 357
Kearny Financial Corp. 79 533
Lakeland Financial Corp. 36 2,464
Landmark Bancorp, Inc. 6 159
LCNB Corp. 18 291
LINKBANCORP, Inc. 29 211
Live Oak Bancshares, Inc. 51 1,973
MainStreet Bancshares, Inc. 10 226
Mercantile Bank Corp. 23 1,133
Meridian Corp. 12 189
Metrocity Bankshares, Inc. 28 838
Metropolitan Bank Holding
Corp. 14 1,111
Mid Penn Bancorp, Inc. 29 874
Middlefield Banc Corp. 10 307
Midland States Bancorp, Inc. 28 516

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 DYNAMIC DAILY BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
MidWestOne Financial Group,
Inc. 29 $ 877
MVB Financial Corp. 16 390
National Bank Holdings Corp.,
Class
a
A 54 2,118
National Bankshares, Inc. 9 282
NB Bancorp, Inc. 49 926
NBT Bancorp, Inc. 72 3,187
Nicolet Bankshares, Inc. 19 2,628
Northeast Bank 10 1,106
Northeast Community Bancorp,
Inc. 17 383
Northfield Bancorp, Inc. 52 616
Northpointe Bancshares, Inc. 14 249
Northrim Bancorp, Inc. 8 752
Northwest Bancshares, Inc. 204 2,581
Norwood Financial Corp. 12 325
Oak Valley Bancorp 10 285
OceanFirst Financial Corp. 80 1,471
OFG Bancorp 64 2,864
Ohio Valley Banc Corp. 5 185
Old National Bancorp 452 10,346
Old Point Financial Corp. 6 253
Old Second Bancorp, Inc. 60 1,108
OP Bancorp 16 233
Orange County Bancorp, Inc. 14 374
Origin Bancorp, Inc. 43 1,672
Orrstown Financial Services,
Inc. 27 941
Pacific Premier Bancorp, Inc. 135 3,306
Park National Corp. 21 3,607
Parke Bancorp, Inc. 14 316
Pathward Financial, Inc. 33 2,623
Patriot National Bancorp, Inc.* 60 90
PCB Bancorp 16 354
Peapack-Gladstone Financial
Corp. 23 667
Peoples Bancorp of North
Carolina, Inc. 6 190
Peoples Bancorp, Inc. 50 1,547
Peoples Financial Services
Corp. 13 681
Pioneer Bancorp, Inc.* 14 184
Plumas Bancorp 8 347
Ponce Financial Group, Inc.* 27 401
Preferred Bank 17 1,605
Primis Financial Corp. 28 321
Princeton Bancorp, Inc. 8 273
Provident Bancorp, Inc.* 21 270
Provident Financial Services,
Inc. 181 3,591
QCR Holdings, Inc. 23 1,803
RBB Bancorp 24 486
Red River Bancshares, Inc. 6 392
Renasant Corp. 133 5,204
Republic Bancorp, Inc., Class
a
A 12 921
Rhinebeck Bancorp, Inc.* 5 67
Richmond Mutual Bancorp, Inc. 12 177
Riverview Bancorp, Inc. 27 137
S&T Bancorp, Inc. 55 2,173
SB Financial Group, Inc. 8 168
Investments
Shares Value
Common Stocks (a) (continued)
Seacoast Banking Corp. of
Florida 119 $ 3,702
ServisFirst Bancshares, Inc. 73 6,435
Shore Bancshares, Inc. 43 739
Sierra Bancorp 17 521
Simmons First National Corp.,
Class
a
A 199 4,135
SmartFinancial, Inc. 21 774
Sound Financial Bancorp, Inc. 3 142
South Plains Financial, Inc. 18 731
Southern First Bancshares,
Inc.* 11 496
Southern Missouri Bancorp,
Inc. 14 805
Southside Bancshares, Inc. 41 1,281
SR Bancorp, Inc. 10 151
Stellar Bancorp, Inc. 66 2,041
Stock Yards Bancorp, Inc. 38 3,067
Texas Capital Bancshares, Inc.* 64 5,540
Third Coast Bancshares, Inc.* 18 717
Timberland Bancorp, Inc. 10 334
Tompkins Financial Corp. 19 1,333
Towne Bank 100 3,669
TriCo Bancshares 44 1,998
Triumph Financial, Inc.* 32 1,968
TrustCo Bank Corp. 27 1,074
Trustmark Corp. 80 3,222
UMB Financial Corp. 103 12,556
Union Bankshares, Inc. 5 131
United Bankshares, Inc. 199 7,630
United Community Banks, Inc. 169 5,645
United Security Bancshares 18 171
Unity Bancorp, Inc. 10 523
Univest Financial Corp. 41 1,298
USCB Financial Holdings, Inc. 15 261
Valley National Bancorp 683 7,144
Veritex Holdings, Inc. 75 2,576
Virginia National Bankshares
Corp. 6 250
WaFd, Inc. 114 3,585
Washington Trust Bancorp, Inc. 27 819
WesBanco, Inc. 133 4,362
West Bancorp, Inc. 21 419
Westamerica Bancorp 36 1,800
Western New England Bancorp,
Inc. 25 314
WSFS Financial Corp. 82 4,780
416,869
Beverages — 0.1%
MGP Ingredients, Inc. 20 591
National Beverage Corp.* 34 1,430
Vita Coco Co., Inc. (The)* 57 2,037
Zevia PBC, Class
a
A* 43 121
4,179
Biotechnology — 6.4%
4D Molecular Therapeutics,
Inc.* 55 339
89bio, Inc.* 175 1,580

RUSSELL 2000 DYNAMIC DAILY BUFFER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
Abeona Therapeutics, Inc.* 60 $ 410
Absci Corp.* 152 363
ACADIA Pharmaceuticals, Inc.* 175 4,548
Actuate Therapeutics, Inc.* 7 59
ADC Therapeutics SA* 100 307
ADMA Biologics, Inc.* 326 5,627
Agios Pharmaceuticals, Inc.* 80 3,017
Akebia Therapeutics, Inc.* 351 1,102
Akero Therapeutics, Inc.* 99 4,626
Aldeyra Therapeutics, Inc.* 75 438
Alector, Inc.* 110 258
Alkermes plc* 229 6,634
Allogene Therapeutics, Inc.* 212 240
Altimmune, Inc.* 107 410
Amicus Therapeutics, Inc.* 390 2,960
AnaptysBio, Inc.* 28 569
Anavex Life Sciences Corp.* 117 1,128
Anika Therapeutics, Inc.* 16 150
Annexon, Inc.* 133 274
Apogee Therapeutics, Inc.* 46 1,673
Arbutus Biopharma Corp.* 211 783
Arcellx, Inc.* 52 3,608
Arcturus Therapeutics Holdings,
Inc.* 35 595
Arcus Biosciences, Inc.* 96 1,017
Arcutis Biotherapeutics, Inc.* 150 2,328
Ardelyx, Inc.* 331 2,105
ArriVent Biopharma, Inc.* 32 612
Arrowhead Pharmaceuticals,
Inc.* 169 3,723
ARS Pharmaceuticals, Inc.* 76 883
Astria Therapeutics, Inc.* 59 365
aTyr Pharma, Inc.* 121 651
Aura Biosciences, Inc.* 52 326
Aurinia Pharmaceuticals, Inc.* 165 1,978
Avidity Biosciences, Inc.* 161 7,499
Avita Medical, Inc.* 36 156
Beam Therapeutics, Inc.* 135 2,209
Benitec Biopharma, Inc.* 19 252
Bicara Therapeutics, Inc.* 47 561
BioCryst Pharmaceuticals, Inc.* 293 2,435
Biohaven Ltd.* 128 1,970
Bridgebio Pharma, Inc.* 221 11,439
Bright Minds Biosciences, Inc.* 6 233
Candel Therapeutics, Inc.* 54 313
Capricor Therapeutics, Inc.* 53 333
Cardiff Oncology, Inc.* 85 178
CareDx, Inc.* 76 1,038
Cartesian Therapeutics, Inc.* 12 121
Catalyst Pharmaceuticals, Inc.* 162 3,336
Celcuity, Inc.* 41 2,100
Celldex Therapeutics, Inc.* 91 2,009
CG oncology, Inc.* 79 2,119
Cidara Therapeutics, Inc.* 24 1,569
Cogent Biosciences, Inc.* 149 1,800
Coherus Oncology, Inc.* 147 171
Compass Therapeutics, Inc.* 127 443
Corvus Pharmaceuticals, Inc.* 72 413
CRISPR Therapeutics AG* 117 6,064
Cullinan Therapeutics, Inc.* 71 535
Investments
Shares Value
Common Stocks (a) (continued)
Cytokinetics, Inc.* 165 $ 5,829
Day One Biopharmaceuticals,
Inc.* 100 751
Denali Therapeutics, Inc.* 186 2,840
Design Therapeutics, Inc.* 44 243
DiaMedica Therapeutics, Inc.* 36 206
Dianthus Therapeutics, Inc.* 28 660
Disc Medicine, Inc.* 35 2,088
Dynavax Technologies Corp.* 146 1,477
Dyne Therapeutics, Inc.* 131 1,767
Editas Medicine, Inc.* 117 301
Eledon Pharmaceuticals, Inc.* 80 207
Emergent BioSolutions, Inc.* 75 622
Enanta Pharmaceuticals, Inc.* 27 227
Entrada Therapeutics, Inc.* 38 208
Erasca, Inc.* 244 383
Fate Therapeutics, Inc.* 151 157
Fennec Pharmaceuticals, Inc.* 32 284
Foghorn Therapeutics, Inc.* 46 233
Geron Corp.* 854 1,196
Gossamer Bio, Inc.* 266 657
GRAIL, Inc.* 44 1,443
Greenwich Lifesciences, Inc.* 6 69
Gyre Therapeutics, Inc.* 18 139
Heron Therapeutics, Inc.* 214 289
Humacyte, Inc.* 174 270
Ideaya Biosciences, Inc.* 117 2,872
ImmunityBio, Inc.* 322 753
Immunome, Inc.* 103 980
Immunovant, Inc.* 96 1,410
Inhibikase Therapeutics, Inc.* 83 149
Inhibrx Biosciences, Inc.* 13 367
Inmune Bio, Inc.* 22 45
Intellia Therapeutics, Inc.* 144 1,635
Iovance Biotherapeutics, Inc.* 360 803
Ironwood Pharmaceuticals,
Inc., Class
a
A* 223 294
Jade Biosciences, Inc. 44 348
Janux Therapeutics, Inc.* 55 1,250
KalVista Pharmaceuticals, Inc.* 52 700
Keros Therapeutics, Inc.* 47 715
Kodiak Sciences, Inc.* 45 407
Korro Bio, Inc.* 10 231
Krystal Biotech, Inc.* 35 5,169
Kura Oncology, Inc.* 110 869
Kymera Therapeutics, Inc.* 66 2,719
Larimar Therapeutics, Inc.* 58 210
Lexeo Therapeutics, Inc.* 32 153
Madrigal Pharmaceuticals, Inc.* 24 10,508
MannKind Corp.* 425 1,951
MeiraGTx Holdings plc* 57 416
Metsera, Inc.* 25 882
MiMedx Group, Inc.* 165 1,171
Mineralys Therapeutics, Inc.* 54 836
Mirum Pharmaceuticals, Inc.* 61 4,506
Monopar Therapeutics, Inc.* 6 205
Monte Rosa Therapeutics, Inc.* 64 307
Myriad Genetics, Inc.* 127 809
Neurogene, Inc.* 14 259
Nkarta, Inc.* 73 155

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 DYNAMIC DAILY BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
Novavax, Inc.* 209 $ 1,561
Nurix Therapeutics, Inc.* 105 981
Nuvalent, Inc., Class
a
A* 61 4,671
Nuvectis Pharma, Inc.* 17 112
Olema Pharmaceuticals, Inc.* 82 448
Organogenesis Holdings, Inc.,
Class
a
A* 94 484
ORIC Pharmaceuticals, Inc.* 62 634
Oruka Therapeutics, Inc.* 38 562
Palvella Therapeutics, Inc.* 10 541
Perspective Therapeutics, Inc.* 82 276
Praxis Precision Medicines,
Inc.* 25 1,138
Precigen, Inc.* 209 943
Prime Medicine, Inc.* 80 259
Protagonist Therapeutics, Inc.* 82 4,842
Protalix BioTherapeutics, Inc.* 96 149
Protara Therapeutics, Inc.* 44 137
Prothena Corp. plc* 54 443
PTC Therapeutics, Inc.* 110 5,426
Puma Biotechnology, Inc.* 58 292
Recursion Pharmaceuticals,
Inc., Class
a
A* 478 2,247
REGENXBIO, Inc.* 65 580
Relay Therapeutics, Inc.* 184 661
Replimune Group, Inc.* 91 491
Rezolute, Inc.* 93 662
Rhythm Pharmaceuticals, Inc.* 77 7,943
Rigel Pharmaceuticals, Inc.* 25 971
Rocket Pharmaceuticals, Inc.* 117 384
Sana Biotechnology, Inc.* 185 566
Savara, Inc.* 175 574
Scholar Rock Holding Corp.* 115 3,755
SELLAS Life Sciences Group,
Inc.* 132 253
Sionna Therapeutics, Inc.* 17 419
Soleno Therapeutics, Inc.* 57 3,857
Solid Biosciences, Inc.* 91 499
Spyre Therapeutics, Inc.* 69 1,138
Stoke Therapeutics, Inc.* 57 1,126
Syndax Pharmaceuticals, Inc.* 120 1,960
Tango Therapeutics, Inc.* 107 718
Taysha Gene Therapies, Inc.* 232 677
Tectonic Therapeutic, Inc.* 16 409
Tevogen Bio Holdings, Inc.* 38 35
TG Therapeutics, Inc.* 204 5,983
Tonix Pharmaceuticals Holding
Corp.* 11 326
Tourmaline Bio, Inc.* 27 632
Travere Therapeutics, Inc.* 124 2,170
TriSalus Life Sciences, Inc.* 21 110
TuHURA Biosciences, Inc.* 34 92
Twist Bioscience Corp.* 83 2,238
Tyra Biosciences, Inc.* 33 418
Upstream Bio, Inc.* 48 822
UroGen Pharma Ltd.* 52 1,011
Vanda Pharmaceuticals, Inc.* 77 364
Vaxcyte, Inc.* 177 5,450
Vera Therapeutics, Inc.,
Class
a
A* 73 1,580
Veracyte, Inc.* 111 3,368
Investments
Shares Value
Common Stocks (a) (continued)
Verastem, Inc.* 63 $ 583
Vericel Corp.* 71 2,582
Vir Biotechnology, Inc.* 124 613
Viridian Therapeutics, Inc.* 97 1,783
Voyager Therapeutics, Inc.* 63 212
Xencor, Inc.* 98 797
Xenon Pharmaceuticals, Inc.* 107 4,142
XOMA Royalty Corp.* 14 455
Y-mAbs Therapeutics, Inc.* 51 436
Zenas Biopharma, Inc.* 22 352
Zymeworks, Inc.* 68 1,007
262,962
Broadline Retail — 0.1%
Groupon, Inc., Class
a
A* 36 940
Kohl's Corp. 153 2,304
Savers Value Village, Inc.* 32 387
3,631
Building Products — 1.4%
American Woodmark Corp.* 21 1,356
Apogee Enterprises, Inc. 30 1,319
AZZ, Inc. 43 4,854
CSW Industrials, Inc. 23 6,291
Gibraltar Industries, Inc.* 43 2,691
Griffon Corp. 55 4,189
Insteel Industries, Inc. 27 1,036
Janus International Group, Inc.* 190 1,967
JELD-WEN Holding, Inc.* 118 754
Masterbrand, Inc.* 178 2,262
Quanex Building Products
Corp. 66 1,404
Resideo Technologies, Inc.* 210 7,151
Tecnoglass, Inc. 34 2,468
UFP Industries, Inc. 85 8,583
Zurn Elkay Water Solutions
Corp. 212 9,616
55,941
Capital Markets — 1.7%
Acadian Asset Management,
Inc. 40 2,039
AlTi Global, Inc.* 58 251
Artisan Partners Asset
Management, Inc., Class
a
A 88 4,117
Bakkt Holdings, Inc., Class
a
A* 6 53
BGC Group, Inc., Class
a
A 505 4,954
Cohen & Steers, Inc. 40 2,954
Diamond Hill Investment Group,
Inc. 4 583
DigitalBridge Group, Inc. 240 2,738
Donnelley Financial Solutions,
Inc.* 38 2,157
Forge Global Holdings, Inc.* 14 264
GCM Grosvenor, Inc., Class
a
A 62 803
Marex Group plc 46 1,627
MarketWise, Inc. 3 54
Moelis & Co., Class
a
A 105 7,572
Open Lending Corp.* 142 300
P10, Inc., Class
a
A 76 938

RUSSELL 2000 DYNAMIC DAILY BUFFER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
Patria Investments Ltd., Class
a
A 84 $ 1,137
Perella Weinberg Partners,
Class
a
A 85 1,881
Piper Sandler Cos. 25 8,345
PJT Partners, Inc., Class
a
A 32 5,728
Siebert Financial Corp.* 18 49
Silvercrest Asset Management
Group, Inc., Class
a
A 11 180
StepStone Group, Inc., Class
a
A 88 5,461
StoneX Group, Inc.* 64 6,539
Value Line, Inc. 1 38
Victory Capital Holdings, Inc.,
Class
a
A 63 4,491
Virtus Investment Partners, Inc. 9 1,813
Westwood Holdings Group, Inc. 10 178
WisdomTree, Inc. 169 2,300
69,544
Chemicals — 1.7%
AdvanSix, Inc. 37 794
American Vanguard Corp.* 35 189
Arq, Inc.* 43 332
ASP Isotopes, Inc.* 80 742
Aspen Aerogels, Inc.* 92 629
Avient Corp. 130 4,862
Balchem Corp. 47 7,618
Cabot Corp. 77 6,280
Chemours Co. (The) 213 3,280
Core Molding Technologies,
Inc.* 12 230
Ecovyst, Inc.* 150 1,364
Flotek Industries, Inc.* 19 230
Hawkins, Inc. 28 4,685
HB Fuller Co. 77 4,701
Ingevity Corp.* 52 3,036
Innospec, Inc. 36 3,153
Intrepid Potash, Inc.* 16 487
Koppers Holdings, Inc. 27 782
Kronos Worldwide, Inc. 29 185
LSB Industries, Inc.* 75 624
Mativ Holdings, Inc. 75 943
Minerals Technologies, Inc. 46 3,011
Orion SA 77 812
Perimeter Solutions, Inc.* 196 4,388
PureCycle Technologies, Inc.* 183 2,615
Quaker Chemical Corp. 20 2,901
Rayonier Advanced Materials,
Inc.* 89 496
Sensient Technologies Corp. 60 6,808
Solesence, Inc.* 24 88
Stepan Co. 30 1,501
Trinseo plc 47 113
Tronox Holdings plc 166 711
Valhi, Inc. 3 49
68,639
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. 88 4,327
ACCO Brands Corp. 121 486
Acme United Corp. 5 215
Investments
Shares Value
Common Stocks (a) (continued)
ACV Auctions, Inc., Class
a
A* 235 $ 2,740
BrightView Holdings, Inc.* 84 1,210
Brink's Co. (The) 61 6,834
Casella Waste Systems, Inc.,
Class
a
A* 89 8,772
CECO Environmental Corp.* 41 1,869
Cimpress plc* 21 1,325
CompX International, Inc. 2 50
CoreCivic, Inc.* 152 3,083
Deluxe Corp. 62 1,219
Driven Brands Holdings, Inc.* 84 1,547
Ennis, Inc. 34 621
Enviri Corp.* 106 1,198
GEO Group, Inc. (The)* 192 3,982
Healthcare Services Group,
Inc.* 102 1,592
HNI Corp. 66 2,966
Interface, Inc., Class
a
A 82 2,191
Liquidity Services, Inc.* 33 877
MillerKnoll, Inc. 95 2,005
Mobile Infrastructure Corp.,
Class
a
A* 19 74
Montrose Environmental Group,
Inc.* 47 1,460
NL Industries, Inc. 10 65
OPENLANE, Inc.* 150 4,338
Perma-Fix Environmental
Services, Inc.* 23 274
Pitney Bowes, Inc. 258 3,127
Quad/Graphics, Inc. 39 260
Steelcase, Inc., Class
a
A 119 1,992
UniFirst Corp. 21 3,734
Vestis Corp. 161 754
Virco Mfg. Corp. 14 121
65,308
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.* 104 976
Applied Optoelectronics, Inc.* 76 1,839
Aviat Networks, Inc.* 16 367
BK Technologies Corp.* 4 283
Calix, Inc.* 83 4,934
Clearfield, Inc.* 17 555
CommScope Holding Co., Inc.* 300 4,812
Digi International, Inc.* 52 1,806
Extreme Networks, Inc.* 186 3,977
Harmonic, Inc.* 157 1,510
Inseego Corp.* 16 197
NETGEAR, Inc.* 40 1,087
NetScout Systems, Inc.* 98 2,439
Ribbon Communications, Inc.* 130 530
Viasat, Inc.* 160 5,173
Viavi Solutions, Inc.* 312 3,519
34,004
Construction & Engineering — 2.1%
Ameresco, Inc., Class
a
A* 46 1,170
Arcosa, Inc. 68 6,729
Argan, Inc. 19 4,336

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 DYNAMIC DAILY BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
Bowman Consulting Group
Ltd., Class
a
A* 20 $ 855
Centuri Holdings, Inc.* 45 956
Concrete Pumping Holdings,
Inc. 31 216
Construction Partners, Inc.,
Class
a
A* 66 7,913
Dycom Industries, Inc.* 40 10,099
Fluor Corp.* 237 9,722
Granite Construction, Inc. 62 6,680
Great Lakes Dredge & Dock
Corp.* 94 1,096
IES Holdings, Inc.* 13 4,541
Limbach Holdings, Inc.* 15 1,718
Matrix Service Co.* 36 545
MYR Group, Inc.* 22 4,120
NWPX Infrastructure, Inc.* 14 741
Orion Group Holdings, Inc.* 53 392
Primoris Services Corp. 77 9,128
Southland Holdings, Inc.* 13 53
Sterling Infrastructure, Inc.* 43 11,977
Tutor Perini Corp.* 63 3,713
86,700
Construction Materials — 0.2%
Knife River Corp.* 81 6,561
Smith-Midland Corp.* 4 172
Titan America SA* 33 512
United States Lime & Minerals,
Inc. 16 2,015
9,260
Consumer Finance — 1.1%
Atlanticus Holdings Corp.* 8 534
Bread Financial Holdings, Inc. 66 4,368
Consumer Portfolio Services,
Inc.* 12 96
Dave, Inc.* 13 2,772
Encore Capital Group, Inc.* 33 1,381
Enova International, Inc.* 35 4,245
FirstCash Holdings, Inc. 56 8,247
Green Dot Corp., Class
a
A* 74 1,030
LendingClub Corp.* 159 2,732
LendingTree, Inc.* 16 1,087
Medallion Financial Corp. 22 232
Navient Corp. 98 1,344
Nelnet, Inc., Class
a
A 19 2,444
NerdWallet, Inc., Class
a
A* 58 600
Oportun Financial Corp.* 46 304
OppFi, Inc. 33 337
PRA Group, Inc.* 54 923
PROG Holdings, Inc. 57 2,009
Regional Management Corp. 13 570
Upstart Holdings, Inc.* 119 8,720
Vroom, Inc.* 1 28
World Acceptance Corp.* 5 857
44,860
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) 47 1,922
Investments
Shares Value
Common Stocks (a) (continued)
Chefs' Warehouse, Inc. (The)* 52 $ 3,283
Grocery Outlet Holding Corp.* 133 2,409
Guardian Pharmacy Services,
Inc., Class
a
A* 18 476
HF Foods Group, Inc.* 55 180
Ingles Markets, Inc., Class
a
A 21 1,422
Natural Grocers by Vitamin
Cottage, Inc. 18 692
PriceSmart, Inc. 36 3,861
SpartanNash Co. 49 1,313
United Natural Foods, Inc.* 85 2,404
Village Super Market, Inc.,
Class
a
A 13 472
Weis Markets, Inc. 23 1,648
20,082
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 194 716
Greif, Inc., Class
a
A 36 2,351
Greif, Inc., Class
a
B 6 409
Myers Industries, Inc. 51 854
O-I Glass, Inc.* 216 2,806
Ranpak Holdings Corp.,
Class
a
A* 64 338
TriMas Corp. 48 1,856
9,330
Distributors — 0.0%(c)
A-Mark Precious Metals, Inc. 27 632
GigaCloud Technology, Inc.,
Class
a
A* 38 1,006
Weyco Group, Inc. 8 242
1,880
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc.* 53 6,940
American Public Education,
Inc.* 25 754
Carriage Services, Inc., Class
a
A 20 876
Coursera, Inc.* 194 2,231
European Wax Center, Inc.,
Class
a
A* 40 172
Frontdoor, Inc.* 105 6,379
Graham Holdings Co., Class
a
B 5 5,430
KinderCare Learning Cos., Inc.* 43 309
Laureate Education, Inc.* 181 4,974
Lincoln Educational Services
Corp.* 43 809
Matthews International Corp.,
Class
a
A 43 1,057
Mister Car Wash, Inc.* 138 788
Nerdy, Inc.* 79 107
OneSpaWorld Holdings Ltd. 134 3,024
Perdoceo Education Corp. 87 2,848
Strategic Education, Inc. 34 2,766
Stride, Inc.* 61 9,955
Udemy, Inc.* 136 933
Universal Technical Institute,
Inc.* 63 1,675

RUSSELL 2000 DYNAMIC DAILY BUFFER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
Zspace, Inc.* 1 $ 2
52,029
Diversified REITs — 0.6%
Alexander & Baldwin, Inc., REIT 102 1,973
Alpine Income Property Trust,
Inc., REIT 17 260
American Assets Trust, Inc.,
REIT 73 1,526
Armada Hoffler Properties, Inc.,
REIT 112 815
Broadstone Net Lease, Inc.,
REIT 267 4,963
CTO Realty Growth, Inc., REIT 42 726
Essential Properties Realty
Trust, Inc., REIT 280 8,770
Gladstone Commercial Corp.,
REIT 63 847
Global Net Lease, Inc., REIT 277 2,180
Modiv Industrial, Inc., Class
a
C,
REIT 12 182
NexPoint Diversified Real
Estate Trust, REIT 47 185
One Liberty Properties, Inc.,
REIT 26 621
23,048
Diversified Telecommunication Services — 0.4%
Anterix, Inc.* 18 427
ATN International, Inc. 13 221
Bandwidth, Inc., Class
a
A* 37 555
Cogent Communications
Holdings, Inc. 64 2,447
Globalstar, Inc.* 71 2,125
IDT Corp., Class
a
B 23 1,473
Liberty Latin America Ltd.,
Class
a
A* 40 322
Liberty Latin America Ltd.,
Class
a
C* 175 1,442
Lumen Technologies, Inc.* 1,345 6,685
Shenandoah
Telecommunications Co. 71 941
Uniti Group, Inc. 198 1,250
17,888
Electric Utilities — 1.0%
ALLETE, Inc. 83 5,324
Genie Energy Ltd., Class
a
B 29 444
Hawaiian Electric Industries,
Inc.* 244 3,162
MGE Energy, Inc. 53 4,513
Oklo, Inc., Class
a
A* 145 10,678
Otter Tail Corp. 55 4,619
Portland General Electric Co. 155 6,631
TXNM Energy, Inc. 131 7,420
42,791
Electrical Equipment — 1.8%
Allient, Inc. 21 953
American Superconductor
Corp.* 55 2,745
Investments
Shares Value
Common Stocks (a) (continued)
Amprius Technologies, Inc.* 130 $ 922
Array Technologies, Inc.* 212 1,910
Atkore, Inc. 49 2,851
Bloom Energy Corp., Class
a
A* 288 15,247
Complete Solaria, Inc.* 83 125
EnerSys 55 5,646
Enovix Corp.* 231 2,222
Eos Energy Enterprises, Inc.* 313 2,160
Fluence Energy, Inc.* 106 784
Hyliion Holdings Corp.* 180 302
KULR Technology Group, Inc.* 45 212
LSI Industries, Inc. 38 871
NANO Nuclear Energy, Inc.* 38 1,237
Net Power, Inc.* 46 117
NEXTracker, Inc., Class
a
A* 200 13,452
NuScale Power Corp., Class
a
A* 178 6,168
Plug Power, Inc.* 1,288 2,022
Powell Industries, Inc. 14 3,726
Power Solutions International,
Inc.* 9 746
Preformed Line Products Co. 3 573
Shoals Technologies Group,
Inc., Class
a
A* 236 1,536
SKYX Platforms Corp.* 84 97
Sunrun, Inc.* 295 4,711
T1 Energy, Inc.* 155 256
Thermon Group Holdings, Inc.* 48 1,273
Vicor Corp.* 33 1,687
74,551
Electronic Equipment, Instruments & Components — 3.2%
908 Devices, Inc.* 37 231
Advanced Energy Industries,
Inc. 54 8,083
Aeva Technologies, Inc.* 42 622
Arlo Technologies, Inc.* 141 2,455
Badger Meter, Inc. 43 7,866
Bel Fuse, Inc., Class
a
A 3 343
Bel Fuse, Inc., Class
a
B 15 2,018
Belden, Inc. 56 7,291
Benchmark Electronics, Inc. 51 2,070
Climb Global Solutions, Inc. 5 618
CTS Corp. 43 1,827
Daktronics, Inc.* 57 989
ePlus, Inc. 38 2,750
Evolv Technologies Holdings,
Inc.* 162 1,335
Fabrinet* 52 17,227
Frequency Electronics, Inc.* 9 290
Insight Enterprises, Inc.* 40 5,206
Itron, Inc.* 64 7,868
Kimball Electronics, Inc.* 34 982
Knowles Corp.* 121 2,583
Methode Electronics, Inc. 47 363
MicroVision, Inc.* 344 396
Mirion Technologies, Inc.,
Class
a
A* 297 6,089
M-Tron Industries, Inc.* 3 135
Napco Security Technologies,
Inc. 51 1,941

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 DYNAMIC DAILY BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
Neonode, Inc.* 15 $ 359
nLight, Inc.* 68 1,958
Novanta, Inc.* 52 6,053
OSI Systems, Inc.* 23 5,291
Ouster, Inc.* 72 2,054
PAR Technology Corp.* 57 2,917
PC Connection, Inc. 16 1,027
Plexus Corp.* 38 5,206
Powerfleet, Inc.* 173 808
Red Cat Holdings, Inc.* 105 939
Richardson Electronics Ltd. 15 148
Rogers Corp.* 27 2,119
Sanmina Corp.* 74 8,697
ScanSource, Inc.* 31 1,353
TTM Technologies, Inc.* 143 6,374
Vishay Intertechnology, Inc. 170 2,628
Vishay Precision Group, Inc.* 17 483
Vuzix Corp.* 89 189
130,181
Energy Equipment & Services — 1.5%
Archrock, Inc. 234 5,794
Aris Water Solutions, Inc.,
Class
a
A 45 1,092
Atlas Energy Solutions, Inc.,
Class
a
A 109 1,276
Borr Drilling Ltd. 312 908
Bristow Group, Inc., Class
a
A* 40 1,541
Cactus, Inc., Class
a
A 97 4,069
Core Laboratories, Inc. 65 748
DMC Global, Inc.* 26 174
Energy Services of America
Corp. 15 153
Expro Group Holdings NV* 145 1,808
Flowco Holdings, Inc., Class
a
A 25 408
Forum Energy Technologies,
Inc.* 16 423
Helix Energy Solutions Group,
Inc.* 200 1,318
Helmerich & Payne, Inc. 137 2,862
Innovex International, Inc.* 54 932
Kodiak Gas Services, Inc. 76 2,720
Liberty Energy, Inc., Class
a
A 221 2,486
Mammoth Energy Services,
Inc.* 33 78
Nabors Industries Ltd.* 20 746
National Energy Services
Reunited Corp.* 84 786
Natural Gas Services Group,
Inc. 14 366
Noble Corp. plc 178 5,130
Oceaneering International, Inc.* 133 3,245
Oil States International, Inc.* 81 454
Patterson-UTI Energy, Inc. 497 2,888
ProFrac Holding Corp.,
Class
a
A* 15 60
ProPetro Holding Corp.* 111 566
Ranger Energy Services, Inc.,
Class
a
A 23 328
RPC, Inc. 124 592
SEACOR Marine Holdings, Inc.* 28 180
Investments
Shares Value
Common Stocks (a) (continued)
Seadrill Ltd.* 89 $ 2,840
Select Water Solutions, Inc.,
Class
a
A 129 1,099
Solaris Energy Infrastructure,
Inc., Class
a
A 52 1,643
TETRA Technologies, Inc.* 176 827
Tidewater, Inc.* 72 4,334
Transocean Ltd.* 1,050 3,182
Valaris Ltd.* 90 4,470
62,526
Entertainment — 0.5%
AMC Entertainment Holdings,
Inc., Class
a
A* 612 1,720
Atlanta Braves Holdings, Inc.,
Class
a
A* 10 475
Atlanta Braves Holdings, Inc.,
Class
a
C* 65 2,924
Cinemark Holdings, Inc. 150 3,870
CuriosityStream, Inc. 44 201
Eventbrite, Inc., Class
a
A* 103 273
Gaia, Inc., Class
a
A* 22 125
Golden Matrix Group, Inc.* 18 22
IMAX Corp.* 61 1,742
Lionsgate Studios Corp.* 270 1,736
Madison Square Garden
Entertainment Corp., Class
a
A* 56 2,280
Marcus Corp. (The) 32 494
Playstudios, Inc.* 123 119
Playtika Holding Corp. 77 286
Reservoir Media, Inc.* 28 221
Sphere Entertainment Co.* 40 1,812
Starz Entertainment Corp. 17 217
Vivid Seats, Inc., Class
a
A* 4 71
18,588
Financial Services — 2.3%
Acacia Research Corp.* 47 160
Alerus Financial Corp. 32 713
AvidXchange Holdings, Inc.* 239 2,376
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 41 1,891
Better Home & Finance Holding
Co.* 7 158
Burford Capital Ltd. 270 3,780
Cannae Holdings, Inc. 80 1,496
Cantaloupe, Inc.* 74 804
Cass Information Systems, Inc. 17 733
Compass Diversified Holdings 93 698
Enact Holdings, Inc. 41 1,544
Essent Group Ltd. 141 8,846
EVERTEC, Inc. 91 3,247
Federal Agricultural Mortgage
Corp., Class
a
C 13 2,724
Finance of America Cos., Inc.,
Class
a
A* 6 160
Flywire Corp.* 165 2,170
HA Sustainable Infrastructure
Capital, Inc. 172 4,857

RUSSELL 2000 DYNAMIC DAILY BUFFER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
International Money Express,
Inc.* 38 $ 551
Jackson Financial, Inc., Class
a
A 101 9,979
loanDepot, Inc., Class
a
A* 113 242
Marqeta, Inc., Class
a
A* 542 3,450
Merchants Bancorp 37 1,200
NCR Atleos Corp.* 103 4,081
NewtekOne, Inc. 34 421
NMI Holdings, Inc., Class
a
A* 110 4,328
Onity Group, Inc.* 10 414
Pagseguro Digital Ltd., Class
a
A 249 2,231
Payoneer Global, Inc.* 391 2,717
Paysafe Ltd.* 45 635
Paysign, Inc.* 47 243
PennyMac Financial Services,
Inc. 41 4,514
Priority Technology Holdings,
Inc.* 34 285
Radian Group, Inc. 199 6,941
Remitly Global, Inc.* 219 4,058
Repay Holdings Corp., Class
a
A* 108 639
Security National Financial
Corp., Class
a
A* 22 198
Sezzle, Inc.* 21 1,987
StoneCo Ltd., Class
a
A* 342 5,633
SWK Holdings Corp. 4 60
Triller Group, Inc.* 142 69
Velocity Financial, Inc.* 16 305
Walker & Dunlop, Inc. 47 3,997
Waterstone Financial, Inc. 21 315
95,850
Food Products — 0.9%
Alico, Inc. 8 271
B&G Foods, Inc. 107 483
Beyond Meat, Inc.* 102 255
BRC, Inc., Class
a
A* 85 132
Calavo Growers, Inc. 24 656
Cal-Maine Foods, Inc. 65 7,517
Dole plc 93 1,369
Forafric Global plc* 6 52
Fresh Del Monte Produce, Inc. 48 1,741
Hain Celestial Group, Inc. (The)* 125 225
J & J Snack Foods Corp. 22 2,455
John B Sanfilippo & Son, Inc. 11 714
Lifeway Foods, Inc.* 7 213
Limoneira Co. 22 347
Mama's Creations, Inc.* 47 375
Marzetti Co. (The) 29 5,295
Mission Produce, Inc.* 67 838
Seneca Foods Corp., Class
a
A* 6 679
Simply Good Foods Co. (The)* 132 3,779
SunOpta, Inc.* 134 840
Tootsie Roll Industries, Inc. 25 1,005
TreeHouse Foods, Inc.* 70 1,284
Utz Brands, Inc. 102 1,369
Vital Farms, Inc.* 50 2,555
Westrock Coffee Co.* 50 270
WK Kellogg Co. 87 1,994
36,713
Investments
Shares Value
Common Stocks (a) (continued)
Gas Utilities — 1.0%
Brookfield Infrastructure Corp.,
Class
a
A 169 $ 6,797
Chesapeake Utilities Corp. 32 3,955
New Jersey Resources Corp. 143 6,762
Northwest Natural Holding Co. 57 2,367
ONE Gas, Inc. 85 6,502
RGC Resources, Inc. 12 267
Southwest Gas Holdings, Inc. 92 7,349
Spire, Inc. 81 6,205
40,204
Ground Transportation — 0.3%
ArcBest Corp. 33 2,434
Covenant Logistics Group, Inc.,
Class
a
A 23 555
FTAI Infrastructure, Inc. 136 653
Heartland Express, Inc. 71 610
Hertz Global Holdings, Inc.* 165 945
Marten Transport Ltd. 82 971
PAMT Corp.* 6 74
Proficient Auto Logistics, Inc.* 32 253
RXO, Inc.* 230 3,756
Universal Logistics Holdings,
Inc. 10 259
Werner Enterprises, Inc. 85 2,452
12,962
Health Care Equipment & Supplies — 2.5%
Accuray, Inc.* 141 214
Alphatec Holdings, Inc.* 163 2,592
AngioDynamics, Inc.* 54 554
Anteris Technologies Global
Corp.* 28 113
Artivion, Inc.* 54 2,372
AtriCure, Inc.* 68 2,515
Avanos Medical, Inc.* 62 740
Axogen, Inc.* 61 985
Beta Bionics, Inc.* 19 358
Bioventus, Inc., Class
a
A* 64 474
Butterfly Network, Inc.* 269 433
Ceribell, Inc.* 34 402
Cerus Corp.* 258 338
ClearPoint Neuro, Inc.* 36 378
CONMED Corp. 45 2,446
CVRx, Inc.* 21 165
Delcath Systems, Inc.* 41 452
Electromed, Inc.* 10 247
Embecta Corp. 82 1,187
Enovis Corp.* 81 2,503
Glaukos Corp.* 79 7,570
Haemonetics Corp.* 71 3,872
ICU Medical, Inc.* 34 4,340
Inogen, Inc.* 32 256
Integer Holdings Corp.* 49 5,286
Integra LifeSciences Holdings
Corp.* 94 1,422
iRadimed Corp. 12 869
iRhythm Technologies, Inc.* 46 7,819

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 DYNAMIC DAILY BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
Kestra Medical Technologies
Ltd.* 19 $ 307
KORU Medical Systems, Inc.* 58 245
Lantheus Holdings, Inc.* 96 5,270
LeMaitre Vascular, Inc. 30 2,861
LENSAR, Inc.* 12 147
LivaNova plc* 77 4,340
Lucid Diagnostics, Inc.* 95 120
Merit Medical Systems, Inc.* 83 7,515
Myomo, Inc.* 44 46
Neogen Corp.* 307 1,765
Neuronetics, Inc.* 50 167
NeuroPace, Inc.* 33 302
Novocure Ltd.* 142 1,751
Omnicell, Inc.* 66 2,151
OraSure Technologies, Inc.* 104 344
Orthofix Medical, Inc.* 54 809
OrthoPediatrics Corp.* 24 513
Outset Medical, Inc.* 24 334
PROCEPT BioRobotics Corp.* 74 2,973
Pro-Dex, Inc.* 3 141
Pulmonx Corp.* 53 91
Pulse Biosciences, Inc.* 24 373
QuidelOrtho Corp.* 96 2,754
RxSight, Inc.* 51 461
Sanara Medtech, Inc.* 5 168
SANUWAVE Health, Inc.* 10 416
Semler Scientific, Inc.* 12 356
SI-BONE, Inc.* 52 867
Sight Sciences, Inc.* 56 227
STAAR Surgical Co.* 70 1,915
Stereotaxis, Inc.* 78 225
Surmodics, Inc.* 19 647
Tactile Systems Technology,
Inc.* 32 426
Tandem Diabetes Care, Inc.* 94 1,176
TransMedics Group, Inc.* 48 5,518
Treace Medical Concepts, Inc.* 66 484
UFP Technologies, Inc.* 10 2,102
Utah Medical Products, Inc. 5 311
Varex Imaging Corp.* 57 658
Zimvie, Inc.* 40 755
102,933
Health Care Providers & Services — 3.0%
AdaptHealth Corp., Class
a
A* 128 1,215
Addus HomeCare Corp.* 26 2,994
agilon health, Inc.* 433 554
AirSculpt Technologies, Inc.* 17 110
Alignment Healthcare, Inc.* 179 2,928
AMN Healthcare Services, Inc.* 53 1,101
Ardent Health, Inc.* 32 406
Astrana Health, Inc.* 57 1,822
Aveanna Healthcare Holdings,
Inc.* 64 512
BrightSpring Health Services,
Inc.* 119 2,819
Brookdale Senior Living, Inc.* 322 2,479
Castle Biosciences, Inc.* 40 960
Investments
Shares Value
Common Stocks (a) (continued)
Clover Health Investments
Corp., Class
a
A* 568 $ 1,488
Community Health Systems,
Inc.* 180 497
Concentra Group Holdings
Parent, Inc. 165 3,927
CorVel Corp.* 41 3,651
Cross Country Healthcare, Inc.* 43 575
DocGo, Inc.* 126 197
Enhabit, Inc.* 68 536
Ensign Group, Inc. (The) 79 13,571
Fulgent Genetics, Inc.* 30 665
GeneDx Holdings Corp.,
Class
a
A* 27 3,496
Guardant Health, Inc.* 167 11,259
HealthEquity, Inc.* 121 10,809
Hims & Hers Health, Inc.* 269 11,392
Innovage Holding Corp.* 26 100
Joint Corp. (The)* 20 215
LifeStance Health Group, Inc.* 184 1,008
Nano-X Imaging Ltd.* 89 344
National HealthCare Corp. 18 2,043
National Research Corp. 17 250
NeoGenomics, Inc.* 179 1,572
Nutex Health, Inc.* 5 419
Oncology Institute, Inc. (The)* 81 275
OPKO Health, Inc.* 508 701
Option Care Health, Inc.* 233 6,682
Owens & Minor, Inc.* 105 515
PACS Group, Inc.* 61 710
Pediatrix Medical Group, Inc.* 120 2,065
Pennant Group, Inc. (The)* 49 1,177
Performant Healthcare, Inc.* 97 740
Premier, Inc., Class
a
A 129 3,341
Privia Health Group, Inc.* 162 3,732
Progyny, Inc.* 96 2,272
RadNet, Inc.* 96 6,889
SBC Medical Group Holdings,
Inc.* 6 25
Select Medical Holdings Corp. 157 2,043
Sonida Senior Living, Inc.* 8 207
Surgery Partners, Inc.* 108 2,451
Talkspace, Inc.* 170 452
US Physical Therapy, Inc. 21 1,741
Viemed Healthcare, Inc.* 48 354
122,286
Health Care REITs — 0.9%
American Healthcare REIT, Inc. 225 9,628
CareTrust REIT, Inc. 295 10,151
Community Healthcare Trust,
Inc., REIT 38 586
Diversified Healthcare Trust,
REIT 308 1,173
Global Medical REIT, Inc. 89 667
LTC Properties, Inc., REIT 64 2,336
National Health Investors, Inc.,
REIT 65 5,089
Sabra Health Care REIT, Inc. 335 6,402
Sila Realty Trust, Inc., REIT 79 1,970
Strawberry Fields REIT, Inc. 8 93

RUSSELL 2000 DYNAMIC DAILY BUFFER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
Universal Health Realty Income
Trust, REIT 18 $ 731
38,826
Health Care Technology — 0.4%
Claritev Corp.* 11 758
Definitive Healthcare Corp.,
Class
a
A* 49 197
Evolent Health, Inc., Class
a
A* 164 1,583
Health Catalyst, Inc.* 93 315
HealthStream, Inc. 35 983
LifeMD, Inc.* 52 322
OptimizeRx Corp.* 24 434
Phreesia, Inc.* 80 2,533
Schrodinger, Inc.* 78 1,522
Simulations Plus, Inc.* 23 326
Teladoc Health, Inc.* 247 1,909
TruBridge, Inc.* 14 279
Waystar Holding Corp.* 129 4,887
16,048
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc. 315 4,114
Braemar Hotels & Resorts, Inc.,
REIT 81 224
Chatham Lodging Trust, REIT 64 488
DiamondRock Hospitality Co.,
REIT 293 2,508
Pebblebrook Hotel Trust, REIT 164 1,827
RLJ Lodging Trust, REIT 207 1,594
Ryman Hospitality Properties,
Inc., REIT 83 8,200
Service Properties Trust, REIT 216 583
Summit Hotel Properties, Inc.,
REIT 153 838
Sunstone Hotel Investors, Inc.,
REIT 271 2,569
Xenia Hotels & Resorts, Inc.,
REIT 143 2,021
24,966
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc.,
Class
a
A* 75 869
Bally's Corp.* 9 90
Biglari Holdings, Inc., Class
a
B* 1 311
BJ's Restaurants, Inc.* 30 1,007
Bloomin' Brands, Inc. 117 860
Brightstar Lottery plc 157 2,612
Brinker International, Inc.* 63 9,827
Cheesecake Factory, Inc. (The) 65 3,995
Cracker Barrel Old Country
Store, Inc. 32 1,914
Dave & Buster's Entertainment,
Inc.* 39 1,001
Denny's Corp.* 69 315
Dine Brands Global, Inc. 21 503
El Pollo Loco Holdings, Inc.* 36 383
First Watch Restaurant Group,
Inc.* 56 1,055
Genius Sports Ltd.* 312 3,990
Investments
Shares Value
Common Stocks (a) (continued)
Global Business Travel Group I* 131 $ 1,093
Golden Entertainment, Inc. 28 696
Hilton Grand Vacations, Inc.* 86 4,087
Inspired Entertainment, Inc.* 34 316
Jack in the Box, Inc. 27 521
Krispy Kreme, Inc. 107 380
Kura Sushi USA, Inc., Class
a
A* 9 763
Life Time Group Holdings, Inc.* 191 5,333
Lindblad Expeditions Holdings,
Inc.* 52 758
Marriott Vacations Worldwide
Corp. 46 3,595
Monarch Casino & Resort, Inc. 18 1,878
Nathan's Famous, Inc. 4 419
Papa John's International, Inc. 47 2,289
Portillo's, Inc., Class
a
A* 78 552
Potbelly Corp.* 35 453
Pursuit Attractions and
Hospitality, Inc.* 30 1,119
RCI Hospitality Holdings, Inc. 12 447
Red Rock Resorts, Inc., Class
a
A 69 4,269
Rush Street Interactive, Inc.* 125 2,788
Sabre Corp.* 509 911
Serve Robotics, Inc.* 65 722
Shake Shack, Inc., Class
a
A* 55 5,830
Six Flags Entertainment Corp.* 135 3,063
Super Group SGHC Ltd. 223 2,593
Sweetgreen, Inc., Class
a
A* 144 1,310
Target Hospitality Corp.* 44 399
United Parks & Resorts, Inc.* 38 1,998
Xponential Fitness, Inc.,
Class
a
A* 37 311
77,625
Household Durables — 1.8%
Bassett Furniture Industries,
Inc. 11 185
Beazer Homes USA, Inc.* 41 1,032
Cavco Industries, Inc.* 11 5,835
Century Communities, Inc. 38 2,503
Champion Homes, Inc.* 76 5,735
Cricut, Inc., Class
a
A 63 359
Dream Finders Homes, Inc.,
Class
a
A* 43 1,195
Ethan Allen Interiors, Inc. 33 974
Flexsteel Industries, Inc. 5 232
Green Brick Partners, Inc.* 45 3,143
Hamilton Beach Brands Holding
Co., Class
a
A 9 133
Helen of Troy Ltd.* 32 786
Hovnanian Enterprises, Inc.,
Class
a
A* 7 983
Installed Building Products, Inc. 33 8,640
KB Home 99 6,291
La-Z-Boy, Inc. 59 2,181
Legacy Housing Corp.* 12 335
Leggett & Platt, Inc. 187 1,797
LGI Homes, Inc.* 30 1,857
Lovesac Co. (The)* 19 363
M/I Homes, Inc.* 38 5,596
Meritage Homes Corp. 101 7,847

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 DYNAMIC DAILY BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
Sonos, Inc.* 165 $ 2,297
Taylor Morrison Home Corp.,
Class
a
A* 139 9,364
Traeger, Inc.* 43 54
Tri Pointe Homes, Inc.* 126 4,452
74,169
Household Products — 0.3%
Central Garden & Pet Co.* 13 473
Central Garden & Pet Co.,
Class
a
A* 73 2,411
Energizer Holdings, Inc. 94 2,591
Oil-Dri Corp. of America 14 831
Spectrum Brands Holdings, Inc. 36 2,052
WD-40 Co. 19 4,105
12,463
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.* 43 701
Montauk Renewables, Inc.* 93 200
Ormat Technologies, Inc. 86 7,903
8,804
Industrial Conglomerates — 0.0%(c)
Brookfield Business Corp.,
Class
a
A 34 1,122
Industrial REITs — 0.4%
Industrial Logistics Properties
Trust, REIT 74 456
Innovative Industrial Properties,
Inc., REIT 40 2,266
LXP Industrial Trust, REIT 409 3,714
Plymouth Industrial REIT, Inc. 58 1,276
Terreno Realty Corp., REIT 144 8,319
16,031
Insurance — 1.8%
Ambac Financial Group, Inc.* 67 605
American Coastal Insurance
Corp. 34 376
AMERISAFE, Inc. 27 1,247
Baldwin Insurance Group, Inc.
(The), Class
a
A* 99 3,135
Bowhead Specialty Holdings,
Inc.* 23 714
Citizens, Inc., Class
a
A* 62 328
CNO Financial Group, Inc. 140 5,526
Crawford & Co., Class
a
A 22 238
Donegal Group, Inc., Class
a
A 23 411
eHealth, Inc.* 39 151
Employers Holdings, Inc. 34 1,471
F&G Annuities & Life, Inc. 30 1,037
Fidelis Insurance Holdings Ltd. 83 1,451
Genworth Financial, Inc.,
Class
a
A* 581 4,979
GoHealth, Inc., Class
a
A* 5 26
Goosehead Insurance, Inc.,
Class
a
A 34 2,880
Investments
Shares Value
Common Stocks (a) (continued)
Greenlight Capital Re Ltd.,
Class
a
A* 36 $ 464
Hamilton Insurance Group Ltd.,
Class
a
B* 63 1,502
HCI Group, Inc. 12 2,001
Heritage Insurance Holdings,
Inc.* 32 729
Hippo Holdings, Inc.* 25 845
Horace Mann Educators Corp. 57 2,621
Investors Title Co. 2 497
James River Group Holdings
Ltd. 51 287
Kestrel Group Ltd. 3 81
Kingstone Cos., Inc. 14 188
Kingsway Financial Services,
Inc.* 25 359
Lemonade, Inc.* 79 4,179
MBIA, Inc.* 63 501
Mercury General Corp. 38 2,939
NI Holdings, Inc.* 9 120
Oscar Health, Inc., Class
a
A* 257 4,282
Palomar Holdings, Inc.* 38 4,675
ProAssurance Corp.* 72 1,714
Root, Inc., Class
a
A* 15 1,383
Safety Insurance Group, Inc. 21 1,554
Selective Insurance Group, Inc. 86 6,728
Selectquote, Inc.* 192 434
SiriusPoint Ltd.* 144 2,696
Skyward Specialty Insurance
Group, Inc.* 51 2,463
Stewart Information Services
Corp. 40 2,914
Tiptree, Inc., Class
a
A 34 797
Trupanion, Inc.* 53 2,457
United Fire Group, Inc. 30 922
Universal Insurance Holdings,
Inc. 36 878
75,785
Interactive Media & Services — 0.6%
Angi, Inc., Class
a
A* 60 1,063
Arena Group Holdings, Inc.
(The)* 17 100
Bumble, Inc., Class
a
A* 101 623
Cargurus, Inc., Class
a
A* 116 4,014
Cars.com, Inc.* 81 1,057
EverQuote, Inc., Class
a
A* 39 907
fuboTV, Inc.* 469 1,655
Getty Images Holdings, Inc.* 153 281
Grindr, Inc.* 46 719
MediaAlpha, Inc., Class
a
A* 46 486
Nextdoor Holdings, Inc.* 296 607
QuinStreet, Inc.* 76 1,192
Rumble, Inc.* 110 802
Shutterstock, Inc. 34 712
Teads Holding Co.* 49 86
Travelzoo* 8 78
TripAdvisor, Inc.* 164 2,857
TrueCar, Inc.* 109 240
Vimeo, Inc.* 220 924
Webtoon Entertainment, Inc.* 25 362

RUSSELL 2000 DYNAMIC DAILY BUFFER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
Yelp, Inc., Class
a
A* 87 $ 2,751
Ziff Davis, Inc.* 60 2,293
ZipRecruiter, Inc., Class
a
A* 90 450
24,259
IT Services — 0.5%
Applied Digital Corp.* 250 3,995
ASGN, Inc.* 61 3,309
Backblaze, Inc., Class
a
A* 74 618
BigBear.ai Holdings, Inc.* 406 2,058
Commerce.com, Inc., Series 1* 91 423
Couchbase, Inc.* 61 1,488
Crexendo, Inc.* 19 120
CSP, Inc. 8 97
DigitalOcean Holdings, Inc.* 92 3,001
Fastly, Inc., Class
a
A* 191 1,454
Grid Dynamics Holdings, Inc.* 91 754
Hackett Group, Inc. (The) 36 750
Information Services Group,
Inc. 49 253
Rackspace Technology, Inc.* 116 146
TSS, Inc.* 25 348
Tucows, Inc., Class
a
A* 10 183
Unisys Corp.* 92 360
VTEX, Class
a
A* 79 322
19,679
Leisure Products — 0.4%
Acushnet Holdings Corp. 40 3,066
American Outdoor Brands, Inc.* 16 167
Clarus Corp. 41 149
Escalade, Inc. 12 151
Funko, Inc., Class
a
A* 48 166
JAKKS Pacific, Inc. 13 231
Johnson Outdoors, Inc.,
Class
a
A 8 323
Latham Group, Inc.* 62 498
Malibu Boats, Inc., Class
a
A* 27 896
Marine Products Corp. 11 96
MasterCraft Boat Holdings,
Inc.* 23 505
Outdoor Holding Co.* 122 174
Peloton Interactive, Inc.,
Class
a
A* 518 3,937
Polaris, Inc. 75 4,244
Smith & Wesson Brands, Inc. 60 490
Sturm Ruger & Co., Inc. 23 797
Topgolf Callaway Brands Corp.* 185 1,769
17,659
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class
a
A* 148 2,073
Adaptive Biotechnologies
Corp.* 210 2,768
Alpha Teknova, Inc.* 14 60
Atlantic International Corp.* 13 51
Azenta, Inc.* 57 1,741
BioLife Solutions, Inc.* 54 1,353
Codexis, Inc.* 113 309
CryoPort, Inc.* 69 611
Investments
Shares Value
Common Stocks (a) (continued)
Cytek Biosciences, Inc.* 164 $ 679
Fortrea Holdings, Inc.* 127 1,251
Ginkgo Bioworks Holdings,
Inc.* 54 684
Lifecore Biomedical, Inc.* 37 282
Maravai LifeSciences Holdings,
Inc., Class
a
A* 169 409
MaxCyte, Inc.* 140 195
Mesa Laboratories, Inc. 7 474
Niagen Bioscience, Inc.* 73 723
OmniAb, Inc.* 140 224
Pacific Biosciences of
California, Inc.* 387 507
Personalis, Inc.* 69 337
Quanterix Corp.* 55 250
Quantum-Si, Inc.* 196 220
Standard BioTools, Inc.* 419 528
15,729
Machinery — 3.8%
3D Systems Corp.* 183 421
Aebi Schmidt Holding AG 47 578
AirJoule Technologies Corp.* 29 133
Alamo Group, Inc. 15 3,172
Albany International Corp.,
Class
a
A 43 2,731
Astec Industries, Inc. 32 1,481
Atmus Filtration Technologies,
Inc. 118 5,253
Blue Bird Corp.* 47 2,744
Chart Industries, Inc.* 64 12,759
Columbus McKinnon Corp. 39 584
Douglas Dynamics, Inc. 32 1,077
Eastern Co. (The) 8 190
Energy Recovery, Inc.* 74 1,052
Enerpac Tool Group Corp.,
Class
a
A 77 3,260
Enpro, Inc. 30 6,563
ESCO Technologies, Inc. 37 7,434
Federal Signal Corp. 85 10,454
Franklin Electric Co., Inc. 56 5,480
Gencor Industries, Inc.* 14 228
Gorman-Rupp Co. (The) 30 1,283
Graham Corp.* 15 736
Greenbrier Cos., Inc. (The) 44 2,052
Helios Technologies, Inc. 48 2,604
Hillenbrand, Inc. 99 2,514
Hillman Solutions Corp.* 279 2,757
Hyster-Yale, Inc. 17 638
JBT Marel Corp. 74 10,603
Kadant, Inc. 17 5,496
Kennametal, Inc. 108 2,314
L B Foster Co., Class
a
A* 14 364
Lindsay Corp. 16 2,196
Luxfer Holdings plc 37 497
Manitowoc Co., Inc. (The)* 48 475
Mayville Engineering Co., Inc.* 19 277
Microvast Holdings, Inc.* 278 742
Miller Industries, Inc. 16 673

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 DYNAMIC DAILY BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
Mueller Water Products, Inc.,
Class
a
A 221 $ 5,826
Omega Flex, Inc. 5 177
Palladyne AI Corp.* 35 265
Park-Ohio Holdings Corp. 14 283
Proto Labs, Inc.* 34 1,694
REV Group, Inc. 73 3,884
Richtech Robotics, Inc.,
Class
a
B* 95 289
SPX Technologies, Inc.* 68 12,723
Standex International Corp. 17 3,469
Tennant Co. 27 2,215
Terex Corp. 92 4,594
Titan International, Inc.* 68 600
Trinity Industries, Inc. 115 3,268
Wabash National Corp. 57 632
Watts Water Technologies, Inc.,
Class
a
A 39 10,799
Worthington Enterprises, Inc. 45 2,961
155,494
Marine Transportation — 0.2%
Costamare Bulkers Holdings
Ltd.* 11 116
Costamare, Inc. 62 709
Genco Shipping & Trading Ltd. 54 909
Himalaya Shipping Ltd. 41 311
Matson, Inc. 47 4,890
Pangaea Logistics Solutions
Ltd. 41 219
Safe Bulkers, Inc. 79 336
7,490
Media — 0.9%
Advantage Solutions, Inc.* 130 237
Altice USA, Inc., Class
a
A* 367 859
AMC Networks, Inc., Class
a
A* 45 318
Boston Omaha Corp., Class
a
A* 30 400
Cable One, Inc. 7 1,130
EchoStar Corp., Class
a
A* 191 11,802
Emerald Holding, Inc. 18 93
Entravision Communications
Corp., Class
a
A 85 220
EW Scripps Co. (The), Class
a
A* 87 260
Gambling.com Group Ltd.* 22 192
Gannett Co., Inc.* 196 805
Gray Media, Inc. 122 748
Ibotta, Inc., Class
a
A* 19 512
iHeartMedia, Inc., Class
a
A* 165 351
Integral Ad Science Holding
Corp.* 106 953
John Wiley & Sons, Inc.,
Class
a
A 58 2,354
Magnite, Inc.* 197 5,112
National CineMedia, Inc. 88 386
Newsmax, Inc., Class
a
B* 10 142
Nexxen International Ltd.* 52 522
PubMatic, Inc., Class
a
A* 58 503
Scholastic Corp. 30 770
Sinclair, Inc. 54 781
Investments
Shares Value
Common Stocks (a) (continued)
Stagwell, Inc., Class
a
A* 162 $ 914
TechTarget, Inc.* 36 212
TEGNA, Inc. 227 4,812
Thryv Holdings, Inc.* 52 669
WideOpenWest, Inc.* 70 356
36,413
Metals & Mining — 1.7%
Alpha Metallurgical Resources,
Inc.* 17 2,536
American Battery Technology
Co.* 113 279
Ascent Industries Co.* 9 110
Caledonia Mining Corp. plc 23 588
Century Aluminum Co.* 73 1,630
Coeur Mining, Inc.* 903 11,875
Commercial Metals Co. 160 9,227
Compass Minerals
International, Inc.* 48 914
Constellium SE, Class
a
A* 201 2,913
Contango ORE, Inc.* 12 264
Critical Metals Corp.* 44 273
Dakota Gold Corp.* 119 496
Ferroglobe plc 166 694
Friedman Industries, Inc. 10 191
Hecla Mining Co. 846 7,200
Idaho Strategic Resources, Inc.* 17 478
Ivanhoe Electric, Inc.* 120 1,070
Kaiser Aluminum Corp. 23 1,791
Lifezone Metals Ltd.* 38 170
MAC Copper Ltd., Class
a
A* 100 1,214
Materion Corp. 29 3,213
Metallus, Inc.* 50 822
NioCorp Developments Ltd.* 71 327
Novagold Resources, Inc.* 351 2,401
Olympic Steel, Inc. 14 472
Perpetua Resources Corp.* 64 1,208
Piedmont Lithium, Inc.* 28 203
Ramaco Resources, Inc.,
Class
a
A* 51 1,322
Ryerson Holding Corp. 38 866
SSR Mining, Inc.* 287 5,542
SunCoke Energy, Inc. 119 919
Tredegar Corp.* 36 282
United States Antimony Corp.* 127 578
US Gold Corp.* 14 184
US Goldmining, Inc.* 1 9
Vox Royalty Corp. 54 199
Warrior Met Coal, Inc. 74 4,524
Worthington Steel, Inc. 47 1,565
68,549
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
ACRES Commercial Realty
Corp.* 8 168
Advanced Flower Capital, Inc. 24 112
AG Mortgage Investment Trust,
Inc. 38 287
Angel Oak Mortgage REIT, Inc. 16 158

RUSSELL 2000 DYNAMIC DAILY BUFFER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
Apollo Commercial Real Estate
Finance, Inc. 196 $ 2,076
Arbor Realty Trust, Inc. 268 3,200
Ares Commercial Real Estate
Corp. 73 344
ARMOUR Residential REIT, Inc. 142 2,174
Blackstone Mortgage Trust,
Inc., Class
a
A 230 4,499
BrightSpire Capital, Inc.,
Class
a
A 179 1,038
Chicago Atlantic Real Estate
Finance, Inc. 23 327
Chimera Investment Corp. 112 1,587
Claros Mortgage Trust, Inc. 128 474
Dynex Capital, Inc. 148 1,868
Ellington Financial, Inc. 129 1,759
Franklin BSP Realty Trust, Inc. 114 1,317
Invesco Mortgage Capital, Inc. 91 712
KKR Real Estate Finance Trust,
Inc. 80 770
Ladder Capital Corp., Class
a
A 159 1,847
Lument Finance Trust, Inc. 62 139
MFA Financial, Inc. 144 1,469
New York Mortgage Trust, Inc. 119 859
Nexpoint Real Estate Finance,
Inc. 10 150
Orchid Island Capital, Inc. 151 1,066
PennyMac Mortgage
Investment Trust 122 1,502
Ready Capital Corp. 233 993
Redwood Trust, Inc. 185 1,132
Rithm Property Trust, Inc. 57 146
Seven Hills Realty Trust 19 206
Sunrise Realty Trust, Inc. 13 144
TPG RE Finance Trust, Inc. 95 888
Two Harbors Investment Corp. 146 1,460
34,871
Multi-Utilities — 0.4%
Avista Corp. 114 4,166
Black Hills Corp. 103 6,160
Northwestern Energy Group,
Inc. 87 5,003
Unitil Corp. 23 1,080
16,409
Office REITs — 0.7%
Brandywine Realty Trust, REIT 241 1,027
City Office REIT, Inc. 54 374
COPT Defense Properties, REIT 161 4,634
Douglas Emmett, Inc., REIT 229 3,712
Easterly Government
Properties, Inc., Class
a
A, REIT 56 1,282
Empire State Realty Trust, Inc.,
Class
a
A, REIT 193 1,476
Franklin Street Properties
Corp., REIT 105 174
Hudson Pacific Properties, Inc.,
REIT* 449 1,262
JBG SMITH Properties, REIT 104 2,230
Investments
Shares Value
Common Stocks (a) (continued)
NET Lease Office Properties,
REIT 21 $ 622
Paramount Group, Inc., REIT* 262 1,886
Peakstone Realty Trust, REIT 51 649
Piedmont Realty Trust, Inc.,
Class
a
A, REIT 173 1,465
Postal Realty Trust, Inc.,
Class
a
A, REIT 30 475
SL Green Realty Corp., REIT 101 5,746
27,014
Oil, Gas & Consumable Fuels — 2.9%
Ardmore Shipping Corp. 48 558
Berry Corp. 107 357
BKV Corp.* 24 559
California Resources Corp. 92 4,571
Calumet, Inc.* 97 1,581
Centrus Energy Corp., Class
a
A* 21 4,236
Clean Energy Fuels Corp.* 248 652
CNX Resources Corp.* 200 5,840
Comstock Resources, Inc.* 104 1,678
Core Natural Resources, Inc. 75 5,570
Crescent Energy Co., Class
a
A 252 2,404
CVR Energy, Inc.* 45 1,372
Delek US Holdings, Inc. 85 2,355
DHT Holdings, Inc. 179 2,098
Diversified Energy Co. plc(b) 76 1,252
Dorian LPG Ltd. 53 1,695
Empire Petroleum Corp.* 20 101
Encore Energy Corp.* 258 614
Energy Fuels, Inc.* 293 3,387
Epsilon Energy Ltd. 26 152
Evolution Petroleum Corp. 43 222
Excelerate Energy, Inc., Class
a
A 32 781
FLEX LNG Ltd. 45 1,226
FutureFuel Corp. 34 132
Gevo, Inc.* 324 561
Golar LNG Ltd. 141 6,179
Granite Ridge Resources, Inc. 74 411
Green Plains, Inc.* 90 1,000
Gulfport Energy Corp.* 21 3,655
HighPeak Energy, Inc. 24 185
Infinity Natural Resources, Inc.,
Class
a
A* 20 298
International Seaways, Inc. 57 2,589
Kinetik Holdings, Inc., Class
a
A 63 2,635
Kolibri Global Energy, Inc.* 49 276
Kosmos Energy Ltd.* 667 1,194
Lightbridge Corp.* 25 378
Magnolia Oil & Gas Corp.,
Class
a
A 263 6,543
Murphy Oil Corp. 190 4,723
NACCO Industries, Inc.,
Class
a
A 6 235
Navigator Holdings Ltd. 45 724
New Fortress Energy, Inc.* 236 581
NextDecade Corp.* 188 2,015
NextNRG, Inc.* 22 40
Nordic American Tankers Ltd. 287 893
Northern Oil & Gas, Inc. 130 3,401

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 DYNAMIC DAILY BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
OPAL Fuels, Inc., Class
a
A* 27 $ 64
Par Pacific Holdings, Inc.* 75 2,598
PBF Energy, Inc., Class
a
A 118 3,224
Peabody Energy Corp. 172 2,993
Prairie Operating Co.* 28 71
PrimeEnergy Resources Corp.* 1 151
REX American Resources
Corp.* 21 1,314
Riley Exploration Permian, Inc. 19 556
Sable Offshore Corp.* 97 2,617
SandRidge Energy, Inc. 50 592
Scorpio Tankers, Inc. 61 3,074
SFL Corp. Ltd. 170 1,382
SM Energy Co. 161 4,597
Summit Midstream Corp.* 14 322
Talos Energy, Inc.* 169 1,670
Teekay Corp. Ltd. 72 590
Teekay Tankers Ltd., Class
a
A 34 1,672
Uranium Energy Corp.* 600 6,414
VAALCO Energy, Inc. 144 559
Verde Clean Fuels, Inc.* 3 9
Vital Energy, Inc.* 41 731
Vitesse Energy, Inc. 43 1,144
W&T Offshore, Inc. 138 251
World Kinect Corp. 78 2,091
120,595
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 23 496
Magnera Corp.* 46 571
Sylvamo Corp. 49 2,260
3,327
Passenger Airlines — 0.5%
Allegiant Travel Co.* 21 1,316
Frontier Group Holdings, Inc.* 118 578
JetBlue Airways Corp.* 452 2,418
Joby Aviation, Inc.* 651 9,212
SkyWest, Inc.* 57 6,920
Spirit Aviation Holdings, Inc.* 20 24
Strata Critical Medical, Inc.* 88 384
Sun Country Airlines Holdings,
Inc.* 71 941
21,793
Personal Care Products — 0.2%
Beauty Health Co. (The)* 159 331
Edgewell Personal Care Co. 66 1,585
FitLife Brands, Inc.* 6 112
Herbalife Ltd.* 141 1,379
Honest Co., Inc. (The)* 129 511
Interparfums, Inc. 26 2,988
Lifevantage Corp. 13 170
Medifast, Inc.* 15 210
Nature's Sunshine Products,
Inc.* 20 337
Nu Skin Enterprises, Inc.,
Class
a
A 68 828
Olaplex Holdings, Inc.* 196 280
USANA Health Sciences, Inc.* 16 511
Investments
Shares Value
Common Stocks (a) (continued)
Waldencast plc, Class
a
A* 58 $ 91
9,333
Pharmaceuticals — 1.9%
Aardvark Therapeutics, Inc.* 6 50
Aclaris Therapeutics, Inc.* 126 243
Alumis, Inc.* 66 306
Amneal Pharmaceuticals, Inc.* 210 2,008
Amphastar Pharmaceuticals,
Inc.* 53 1,623
Amylyx Pharmaceuticals, Inc.* 97 910
ANI Pharmaceuticals, Inc.* 26 2,431
Aquestive Therapeutics, Inc.* 119 449
Arvinas, Inc.* 91 703
Atea Pharmaceuticals, Inc.* 106 356
Avadel Pharmaceuticals plc,
ADR* 126 1,860
Axsome Therapeutics, Inc.* 57 6,913
BioAge Labs, Inc.* 32 158
Biote Corp., Class
a
A* 39 134
Collegium Pharmaceutical, Inc.* 46 1,785
CorMedix, Inc.* 90 1,335
Crinetics Pharmaceuticals, Inc.* 128 3,967
Edgewise Therapeutics, Inc.* 102 1,464
Enliven Therapeutics, Inc.* 47 953
Esperion Therapeutics, Inc.* 279 619
Eton Pharmaceuticals, Inc.* 35 606
Evolus, Inc.* 74 565
EyePoint Pharmaceuticals, Inc.* 87 1,007
Fulcrum Therapeutics, Inc.* 74 479
Harmony Biosciences Holdings,
Inc.* 62 2,287
Harrow, Inc.* 45 1,755
Indivior plc* 171 4,152
Innoviva, Inc.* 88 1,798
Journey Medical Corp.* 16 115
LENZ Therapeutics, Inc.* 25 966
Ligand Pharmaceuticals, Inc.* 27 4,366
Liquidia Corp.* 91 2,519
Maze Therapeutics, Inc.* 11 159
MBX Biosciences, Inc.* 23 347
MediWound Ltd.* 11 184
Mind Medicine MindMed, Inc.* 105 932
Nuvation Bio, Inc.* 350 1,039
Ocular Therapeutix, Inc.* 198 2,418
Omeros Corp.* 78 324
Pacira BioSciences, Inc.* 65 1,734
Phathom Pharmaceuticals, Inc.* 58 706
Phibro Animal Health Corp.,
Class
a
A 29 1,075
Prestige Consumer Healthcare,
Inc.* 70 4,763
Rapport Therapeutics, Inc.* 23 405
scPharmaceuticals, Inc.* 47 258
Septerna, Inc.* 29 351
SIGA Technologies, Inc. 57 478
Supernus Pharmaceuticals,
Inc.* 76 3,429
Tarsus Pharmaceuticals, Inc.* 55 3,222
Terns Pharmaceuticals, Inc.* 100 696

RUSSELL 2000 DYNAMIC DAILY BUFFER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
Theravance Biopharma, Inc.* 52 $ 722
Third Harmonic Bio, Inc.*‡ 59 —
Trevi Therapeutics, Inc.* 106 769
Tvardi Therapeutics, Inc.* 5 150
WaVe Life Sciences Ltd.* 156 1,498
Xeris Biopharma Holdings, Inc.* 209 1,636
Zevra Therapeutics, Inc.* 76 689
76,866
Professional Services — 1.8%
Acuren Corp.* 239 2,694
Alight, Inc., Class
a
A 607 2,355
Asure Software, Inc.* 34 286
Barrett Business Services, Inc. 36 1,757
BlackSky Technology, Inc.* 38 667
CBIZ, Inc.* 74 4,776
Conduent, Inc.* 208 578
CRA International, Inc. 9 1,744
CSG Systems International, Inc. 40 2,566
Exponent, Inc. 72 5,139
First Advantage Corp.* 111 1,816
Forrester Research, Inc.* 15 146
Franklin Covey Co.* 16 313
Heidrick & Struggles
International, Inc. 29 1,474
HireQuest, Inc. 6 59
Huron Consulting Group, Inc.* 24 3,287
IBEX Holdings Ltd.* 14 413
ICF International, Inc. 26 2,554
Innodata, Inc.* 43 1,633
Insperity, Inc. 52 2,871
Kelly Services, Inc., Class
a
A 41 583
Kforce, Inc. 25 815
Korn Ferry 73 5,412
Legalzoom.com, Inc.* 155 1,717
Maximus, Inc. 80 7,034
Mistras Group, Inc.* 22 210
Planet Labs PBC* 301 2,134
RCM Technologies, Inc.* 7 190
Resolute Holdings
Management, Inc.* 6 397
Resources Connection, Inc. 45 230
Skillsoft Corp.* 5 77
Spire Global, Inc.* 37 335
TriNet Group, Inc. 43 3,114
TrueBlue, Inc.* 39 233
TTEC Holdings, Inc.* 26 99
Upwork, Inc.* 175 2,693
Verra Mobility Corp., Class
a
A* 226 5,616
Willdan Group, Inc.* 19 2,087
WNS Holdings Ltd.* 57 4,301
74,405
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.* 1 15
Anywhere Real Estate, Inc.* 147 898
Compass, Inc., Class
a
A* 641 5,820
Cushman & Wakefield plc* 326 5,141
Douglas Elliman, Inc.* 101 275
eXp World Holdings, Inc. 110 1,191
Investments
Shares Value
Common Stocks (a) (continued)
Forestar Group, Inc.* 27 $ 747
FRP Holdings, Inc.* 16 411
Kennedy-Wilson Holdings, Inc. 170 1,496
Logistic Properties of The
Americas* 3 20
Marcus & Millichap, Inc. 34 1,108
Maui Land & Pineapple Co.,
Inc.* 9 156
Newmark Group, Inc., Class
a
A 191 3,478
RE/MAX Holdings, Inc.,
Class
a
A* 25 236
Real Brokerage, Inc. (The)* 148 796
RMR Group, Inc. (The), Class
a
A 21 355
Seaport Entertainment Group,
Inc.* 10 250
St Joe Co. (The) 54 2,725
Stratus Properties, Inc.* 10 195
Tejon Ranch Co.* 29 505
Transcontinental Realty
Investors, Inc.* 3 141
25,959
Residential REITs — 0.4%
Apartment Investment and
Management Co., Class
a
A,
REIT 184 1,441
BRT Apartments Corp., REIT 15 240
Centerspace, REIT 24 1,428
Clipper Realty, Inc., REIT 17 76
Elme Communities, REIT 124 2,118
Independence Realty Trust,
Inc., REIT 327 5,922
NexPoint Residential Trust, Inc.,
REIT 32 1,104
UMH Properties, Inc., REIT 109 1,710
Veris Residential, Inc., REIT 111 1,746
15,785
Retail REITs — 1.2%
Acadia Realty Trust, REIT 186 3,722
Alexander's, Inc., REIT 3 691
CBL & Associates Properties,
Inc., REIT 26 828
Curbline Properties Corp., REIT 137 3,087
FrontView REIT, Inc. 24 321
Getty Realty Corp., REIT 74 2,116
InvenTrust Properties Corp.,
REIT 110 3,275
Kite Realty Group Trust, REIT 312 7,120
Macerich Co. (The), REIT 358 6,587
NETSTREIT Corp., REIT 115 2,103
Phillips Edison & Co., Inc., REIT 178 6,264
Saul Centers, Inc., REIT 17 581
SITE Centers Corp., REIT 70 860
Tanger, Inc., REIT 158 5,400
Urban Edge Properties, REIT 179 3,703
Whitestone REIT 63 829
47,487

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 DYNAMIC DAILY BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
Semiconductors & Semiconductor Equipment — 2.9%
ACM Research, Inc., Class
a
A* 72 $ 2,032
Aehr Test Systems* 40 998
Aeluma, Inc.* 14 319
Alpha & Omega Semiconductor
Ltd.* 35 1,007
Ambarella, Inc.* 57 4,701
Atomera, Inc.* 39 128
Axcelis Technologies, Inc.* 47 3,762
CEVA, Inc.* 33 733
Cohu, Inc.* 63 1,254
Credo Technology Group
Holding Ltd.* 207 25,472
Diodes, Inc.* 64 3,484
FormFactor, Inc.* 109 3,182
Ichor Holdings Ltd.* 47 792
Impinj, Inc.* 37 6,936
indie Semiconductor, Inc.,
Class
a
A* 272 1,232
Kopin Corp.* 209 439
Kulicke & Soffa Industries, Inc. 74 2,775
MaxLinear, Inc., Class
a
A* 115 1,808
Navitas Semiconductor Corp.,
Class
a
A* 187 1,096
NVE Corp. 7 452
PDF Solutions, Inc.* 45 920
Penguin Solutions, Inc.* 75 1,810
Photronics, Inc.* 86 1,950
Power Integrations, Inc. 80 3,608
Rambus, Inc.* 152 11,213
Rigetti Computing, Inc.* 399 6,476
Semtech Corp.* 123 7,145
Silicon Laboratories, Inc.* 47 6,314
SiTime Corp.* 30 7,250
SkyWater Technology, Inc.* 36 432
Synaptics, Inc.* 55 3,842
Ultra Clean Holdings, Inc.* 63 1,513
Veeco Instruments, Inc.* 81 1,986
117,061
Software — 5.8%
8x8, Inc.* 181 358
A10 Networks, Inc. 104 1,842
ACI Worldwide, Inc.* 149 7,353
Adeia, Inc. 153 2,301
Agilysys, Inc.* 37 4,037
Airship AI Holdings, Inc.* 27 121
Alarm.com Holdings, Inc.* 67 3,928
Alkami Technology, Inc.* 95 2,432
Amplitude, Inc., Class
a
A* 122 1,395
Appian Corp., Class
a
A* 55 1,693
Arteris, Inc.* 39 367
Asana, Inc., Class
a
A* 130 1,898
AudioEye, Inc.* 10 129
AvePoint, Inc.* 187 3,059
Bit Digital, Inc.* 254 653
Bitdeer Technologies Group,
Class
a
A* 126 1,801
Blackbaud, Inc.* 55 3,669
Investments
Shares Value
Common Stocks (a) (continued)
BlackLine, Inc.* 74 $ 4,023
Blend Labs, Inc., Class
a
A* 294 1,064
Box, Inc., Class
a
A* 198 6,461
Braze, Inc., Class
a
A* 107 2,964
C3.ai, Inc., Class
a
A* 170 2,875
Cerence, Inc.* 61 642
Cipher Mining, Inc.* 372 2,842
Cleanspark, Inc.* 390 3,693
Clear Secure, Inc., Class
a
A 118 4,285
Clearwater Analytics Holdings,
Inc., Class
a
A* 348 7,193
Commvault Systems, Inc.* 63 11,759
Consensus Cloud Solutions,
Inc.* 27 717
Core Scientific, Inc.* 389 5,582
CoreCard Corp.* 8 221
CS Disco, Inc.* 32 175
Daily Journal Corp.* 2 934
Digimarc Corp.* 21 182
Digital Turbine, Inc.* 142 596
Domo, Inc., Class
a
B* 48 705
D-Wave Quantum, Inc.* 406 6,342
eGain Corp.* 24 151
EverCommerce, Inc.* 19 220
Expensify, Inc., Class
a
A* 82 161
Five9, Inc.* 107 2,881
Freshworks, Inc., Class
a
A* 287 3,866
Hut 8 Corp.* 133 3,555
I3 Verticals, Inc., Class
a
A* 33 1,038
Intapp, Inc.* 78 3,587
InterDigital, Inc. 37 10,053
Jamf Holding Corp.* 94 876
Kaltura, Inc.* 113 180
Life360, Inc.* 23 2,080
LiveRamp Holdings, Inc.* 92 2,569
MARA Holdings, Inc.* 489 7,814
Mercurity Fintech Holding, Inc.* 44 308
Meridianlink, Inc.* 45 895
Mitek Systems, Inc.* 62 631
N-able, Inc.* 101 814
NCR Voyix Corp.* 196 2,583
NextNav, Inc.* 124 2,209
Olo, Inc., Class
a
A* 161 1,650
ON24, Inc.* 52 297
OneSpan, Inc. 50 756
Ooma, Inc.* 35 452
Pagaya Technologies Ltd.,
Class
a
A* 59 2,176
PagerDuty, Inc.* 119 1,992
Porch Group, Inc.* 113 1,918
Progress Software Corp.* 61 2,824
PROS Holdings, Inc.* 61 946
Q2 Holdings, Inc.* 88 6,928
Qualys, Inc.* 52 7,062
Rapid7, Inc.* 89 1,843
Red Violet, Inc. 16 804
ReposiTrak, Inc. 15 243
Rezolve AI plc* 126 471
Rimini Street, Inc.* 67 290
Riot Platforms, Inc.* 465 6,398

RUSSELL 2000 DYNAMIC DAILY BUFFER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
Sapiens International Corp. NV 45 $ 1,931
SEMrush Holdings, Inc.,
Class
a
A* 64 506
Silvaco Group, Inc.* 9 48
SoundHound AI, Inc., Class
a
A* 516 6,718
SoundThinking, Inc.* 12 153
Sprinklr, Inc., Class
a
A* 154 1,331
Sprout Social, Inc., Class
a
A* 72 1,137
SPS Commerce, Inc.* 54 5,956
Synchronoss Technologies,
Inc.* 14 84
Telos Corp.* 76 470
Tenable Holdings, Inc.* 168 5,195
Terawulf, Inc.* 374 3,534
Varonis Systems, Inc., Class
a
B* 156 9,207
Verint Systems, Inc.* 87 1,774
Vertex, Inc., Class
a
A* 92 2,375
Viant Technology, Inc., Class
a
A* 21 218
Weave Communications, Inc.* 81 630
WM Technology, Inc.* 121 150
Workiva, Inc., Class
a
A* 71 5,839
Xperi, Inc.* 62 372
Yext, Inc.* 144 1,309
Zeta Global Holdings Corp.,
Class
a
A* 266 5,224
237,973
Specialized REITs — 0.4%
Farmland Partners, Inc., REIT 58 639
Four Corners Property Trust,
Inc., REIT 141 3,651
Gladstone Land Corp., REIT 47 432
Outfront Media, Inc., REIT 196 3,661
PotlatchDeltic Corp., REIT 111 4,665
Safehold, Inc., REIT 78 1,284
Smartstop Self Storage REIT,
Inc., REIT 40 1,456
15,788
Specialty Retail — 2.3%
1-800-Flowers.com, Inc.,
Class
a
A* 29 162
Abercrombie & Fitch Co.,
Class
a
A* 66 6,173
Academy Sports & Outdoors,
Inc. 94 5,034
Advance Auto Parts, Inc. 85 5,184
American Eagle Outfitters, Inc. 229 2,963
America's Car-Mart, Inc.* 10 448
Arhaus, Inc., Class
a
A* 71 833
Arko Corp. 107 535
Asbury Automotive Group, Inc.* 28 7,043
BARK, Inc.* 149 134
Barnes & Noble Education, Inc.* 20 173
Bed Bath & Beyond, Inc.* 77 694
Boot Barn Holdings, Inc.* 44 7,822
Buckle, Inc. (The) 45 2,547
Build-A-Bear Workshop, Inc. 17 1,034
Caleres, Inc. 45 675
Investments
Shares Value
Common Stocks (a) (continued)
Camping World Holdings, Inc.,
Class
a
A 84 $ 1,471
Citi Trends, Inc.* 6 214
Designer Brands, Inc., Class
a
A 44 163
Envela Corp.* 8 60
EVgo, Inc., Class
a
A* 178 689
Foot Locker, Inc.* 120 2,964
Genesco, Inc.* 14 448
Group 1 Automotive, Inc. 18 8,366
Haverty Furniture Cos., Inc. 19 428
J Jill, Inc. 9 151
Lands' End, Inc.* 16 230
MarineMax, Inc.* 27 711
Monro, Inc. 41 680
National Vision Holdings, Inc.* 109 2,500
ODP Corp. (The)* 39 790
OneWater Marine, Inc., Class
a
A* 16 269
Petco Health & Wellness Co.,
Inc., Class
a
A* 109 435
RealReal, Inc. (The)* 133 1,015
Revolve Group, Inc., Class
a
A* 57 1,275
Sally Beauty Holdings, Inc.* 143 1,982
Shoe Carnival, Inc. 26 543
Signet Jewelers Ltd. 59 5,195
Sleep Number Corp.* 28 295
Sonic Automotive, Inc., Class
a
A 21 1,726
Stitch Fix, Inc., Class
a
A* 148 783
ThredUp, Inc., Class
a
A* 127 1,374
Tile Shop Holdings, Inc.* 39 242
Torrid Holdings, Inc.* 31 68
Upbound Group, Inc. 74 1,880
Urban Outfitters, Inc.* 90 6,037
Victoria's Secret & Co.* 96 2,210
Warby Parker, Inc., Class
a
A* 139 3,642
Winmark Corp. 5 2,319
Zumiez, Inc.* 22 378
92,987
Technology Hardware, Storage & Peripherals — 0.6%
CompoSecure, Inc., Class
a
A* 61 1,166
Corsair Gaming, Inc.* 65 581
CPI Card Group, Inc.* 7 109
Diebold Nixdorf, Inc.* 36 2,200
Eastman Kodak Co.* 88 519
Immersion Corp. 41 290
IonQ, Inc.* 335 14,318
Quantum Computing, Inc.* 162 2,556
Turtle Beach Corp.* 20 316
Xerox Holdings Corp. 164 653
22,708
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.* 164 3,377
Carter's, Inc. 51 1,457
Ermenegildo Zegna NV 86 726
Figs, Inc., Class
a
A* 123 867
G-III Apparel Group Ltd.* 55 1,485
Hanesbrands, Inc.* 495 3,123
Kontoor Brands, Inc. 78 6,026
Lakeland Industries, Inc. 12 182

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 DYNAMIC DAILY BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (a) (continued)
Movado Group, Inc. 20 $ 365
Oxford Industries, Inc. 20 881
Rocky Brands, Inc. 10 304
Steven Madden Ltd. 98 2,846
Superior Group of Cos., Inc. 15 197
Wolverine World Wide, Inc. 114 3,641
25,477
Tobacco — 0.1%
Ispire Technology, Inc.* 24 77
Turning Point Brands, Inc. 24 2,388
Universal Corp. 34 1,902
4,367
Trading Companies & Distributors — 1.3%
Alta Equipment Group, Inc. 27 225
BlueLinx Holdings, Inc.* 11 909
Boise Cascade Co. 55 4,785
Custom Truck One Source, Inc.* 84 516
Distribution Solutions Group,
Inc.* 14 451
DNOW, Inc.* 151 2,416
DXP Enterprises, Inc.* 18 2,248
EVI Industries, Inc. 7 194
GATX Corp. 52 8,752
Global Industrial Co. 20 747
GMS, Inc.* 55 6,046
Herc Holdings, Inc. 47 6,147
Hudson Technologies, Inc.* 54 549
Karat Packaging, Inc. 10 253
McGrath RentCorp 35 4,252
MRC Global, Inc.* 120 1,810
NPK International, Inc.* 112 1,165
Rush Enterprises, Inc., Class
a
A 88 5,051
Rush Enterprises, Inc., Class
a
B 13 754
Titan Machinery, Inc.* 30 600
Transcat, Inc.* 13 1,091
Willis Lease Finance Corp. 5 743
Xometry, Inc., Class
a
A* 61 3,018
52,722
Transportation Infrastructure — 0.0%(c)
Sky Harbour Group Corp.* 29 306
Water Utilities — 0.3%
American States Water Co. 55 4,099
Cadiz, Inc.* 75 268
California Water Service Group 85 3,989
Consolidated Water Co. Ltd. 21 699
Global Water Resources, Inc. 16 155
H2O America 46 2,317
Middlesex Water Co. 25 1,339
Pure Cycle Corp.* 27 273
York Water Co. (The) 21 652
13,791
Wireless Telecommunication Services — 0.2%
Gogo, Inc.* 97 1,065
Spok Holdings, Inc. 29 527
Investments
Shares Value
Common Stocks (a) (continued)
Telephone and Data Systems,
Inc. 139 $ 5,572
7,164
Total Common Stocks
(Cost $3,501,070)
3,867,624
Principal
Amount
Short-Term Investments — 6 .7%
Repurchase Agreements (d) — 6 .7%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $275,725
(Cost $275,594) $ 275,594
275,594
Total Investments — 100.9%
(Cost $3,776,664) 4,143,218
Liabilities in excess of other assets — (0.9%) (38,053)
Net Assets — 100.0% $ 4,105,165
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,223,373.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Represents less than 0.05% of net assets.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust

RUSSELL 2000 DYNAMIC DAILY BUFFER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Futures Contracts Purchased
Russell 2000 Dynamic Buffer ETF had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 2 9/19/2025 U.S. Dollar $ 236,980 $ 18,816
Swap Agreements
Russell 2000 Dynamic Buffer ETF had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
4,097,865 11/6/2026 Goldman Sachs International N/A Russell 2000 Daily Buffer Index (318,722)
4,097,865 (318,722)
Total Unrealized
Depreciation
(318,722)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) — 92.9%
Aerospace & Defense — 1.6%
AAR Corp.* 753 $ 56,972
AeroVironment, Inc.* 671 161,946
AerSale Corp.* 676 5,834
Archer Aviation, Inc., Class
a
A* 11,479 102,737
Astronics Corp.* 637 23,168
Byrna Technologies, Inc.*(b) 381 7,772
Cadre Holdings, Inc. 600 18,486
Ducommun, Inc.* 291 26,545
Eve Holding, Inc.* 1,074 4,221
Intuitive Machines, Inc.*(b) 2,303 20,197
Kratos Defense & Security
Solutions, Inc.* 3,470 228,465
Mercury Systems, Inc.* 1,096 74,035
Moog, Inc., Class
a
A 593 116,139
National Presto Industries, Inc. 108 11,321
Park Aerospace Corp. 384 7,196
Redwire Corp.* 708 6,308
Satellogic, Inc., Class
a
A* 1,450 5,408
V2X, Inc.* 362 20,815
VSE Corp. 429 69,670
967,235
Air Freight & Logistics — 0.1%
Forward Air Corp.* 473 14,204
Hub Group, Inc., Class
a
A 1,258 47,074
Radiant Logistics, Inc.* 697 4,510
65,788
Automobile Components — 1.3%
Adient plc* 1,774 43,995
American Axle & Manufacturing
Holdings, Inc.* 2,435 14,172
Cooper-Standard Holdings,
Inc.* 355 13,071
Dana, Inc. 2,788 56,206
Dorman Products, Inc.* 581 94,000
Fox Factory Holding Corp.* 886 25,632
Garrett Motion, Inc. 2,673 34,722
Gentherm, Inc.* 642 23,606
Goodyear Tire & Rubber Co.
(The)* 5,500 46,640
Holley, Inc.* 1,253 5,100
LCI Industries 519 54,713
Luminar Technologies, Inc.,
Class
a
A* 846 1,438
Modine Manufacturing Co.* 1,104 150,288
Motorcar Parts of America, Inc.* 384 5,722
Patrick Industries, Inc. 683 76,394
Phinia, Inc. 830 48,538
Solid Power, Inc.* 3,052 13,215
Standard Motor Products, Inc. 445 17,271
Strattec Security Corp.* 82 5,401
Visteon Corp. 578 71,649
XPEL, Inc.*(c) 508 18,877
820,650
Investments
Shares Value
Common Stocks (a) (continued)
Automobiles — 0.0%(d)
Faraday Future Intelligent
Electric, Inc., Class
a
A*(b) 1,872 $ 4,175
Livewire Group, Inc.*(b) 772 2,972
Winnebago Industries, Inc. 574 20,652
27,799
Banks — 10.0%
1st Source Corp. 402 25,897
ACNB Corp. 216 9,789
Amalgamated Financial Corp. 494 14,272
Amerant Bancorp, Inc., Class
a
A 783 16,834
Ameris Bancorp 1,395 102,226
Ames National Corp. 187 3,736
Arrow Financial Corp. 347 10,316
Associated Banc-Corp. 3,505 94,530
Atlantic Union Bankshares
Corp. 3,002 107,261
Axos Financial, Inc.* 1,097 100,057
Banc of California, Inc. 2,919 49,389
BancFirst Corp. 440 58,507
Bancorp, Inc. (The)* 960 73,190
Bank First Corp. 193 25,075
Bank of Hawaii Corp. 829 56,471
Bank of Marin Bancorp 310 7,607
Bank of NT Butterfield & Son
Ltd. (The) 917 41,375
Bank7 Corp. 90 4,465
BankFinancial Corp. 236 2,922
BankUnited, Inc. 1,590 62,312
Bankwell Financial Group, Inc. 149 6,300
Banner Corp. 718 48,128
Bar Harbor Bankshares 317 10,230
BayCom Corp. 217 6,566
BCB Bancorp, Inc. 326 2,901
Berkshire Hills Bancorp, Inc. 979 25,581
Blue Foundry Bancorp* 402 3,735
Blue Ridge Bankshares, Inc.* 1,351 5,418
Bridgewater Bancshares, Inc.* 440 7,207
Brookline Bancorp, Inc. 1,849 20,247
Burke & Herbert Financial
Services Corp. 286 18,178
Business First Bancshares, Inc. 600 15,006
BV Financial, Inc.* 183 3,071
Byline Bancorp, Inc. 574 16,594
C&F Financial Corp. 65 4,679
Cadence Bank 3,694 139,042
California BanCorp* 473 7,965
Camden National Corp. 352 14,393
Capital Bancorp, Inc. 246 8,362
Capital City Bank Group, Inc. 293 12,851
Capitol Federal Financial, Inc. 2,594 16,809
Carter Bankshares, Inc.* 482 9,380
Cathay General Bancorp 1,419 70,822
CB Financial Services, Inc. 97 3,229
Central Pacific Financial Corp. 559 17,508
CF Bankshares, Inc. 81 1,993
Chain Bridge Bancorp, Inc.,
Class
a
A* 51 1,542

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Chemung Financial Corp. 88 $ 4,745
ChoiceOne Financial Services,
Inc. 301 9,289
Citizens & Northern Corp. 315 6,363
Citizens Community Bancorp,
Inc. 201 3,323
Citizens Financial Services, Inc. 96 5,756
City Holding Co. 301 38,672
Civista Bancshares, Inc. 321 6,802
CNB Financial Corp. 590 15,523
Coastal Financial Corp.* 273 31,258
Colony Bankcorp, Inc. 356 6,116
Columbia Financial, Inc.* 572 8,597
Community Financial System,
Inc. 1,115 66,777
Community Trust Bancorp, Inc. 336 19,629
Community West Bancshares 352 7,505
ConnectOne Bancorp, Inc. 1,004 25,702
Customers Bancorp, Inc.* 622 44,591
CVB Financial Corp. 2,783 56,022
Dime Community Bancshares,
Inc. 839 25,808
Eagle Bancorp Montana, Inc. 156 2,735
Eagle Bancorp, Inc. 625 12,137
Eagle Financial Services, Inc. 96 3,593
Eastern Bankshares, Inc. 4,142 70,870
ECB Bancorp, Inc.* 162 2,757
Enterprise Financial Services
Corp. 773 47,339
Equity Bancshares, Inc.,
Class
a
A 335 13,578
Esquire Financial Holdings, Inc. 150 14,715
Farmers & Merchants Bancorp,
Inc. 268 7,091
Farmers National Banc Corp. 769 11,673
FB Bancorp, Inc.* 375 4,492
FB Financial Corp. 885 47,507
Fidelity D&D Bancorp, Inc. 99 4,321
Financial Institutions, Inc. 419 11,594
Finward Bancorp 73 2,336
Finwise Bancorp* 190 3,673
First Bancorp 3,405 75,693
First Bancorp 850 46,401
First Bancorp, Inc. (The) 228 6,197
First Bank 455 7,653
First Busey Corp. 1,803 44,534
First Business Financial
Services, Inc. 167 8,737
First Capital, Inc. 69 2,836
First Commonwealth Financial
Corp. 2,133 37,861
First Community Bankshares,
Inc. 328 12,457
First Community Corp. 156 4,254
First Financial Bancorp 2,010 53,225
First Financial Bankshares, Inc. 2,833 105,303
First Financial Corp. 241 14,219
First Foundation, Inc.* 1,336 7,949
First Internet Bancorp 163 4,094
First Interstate BancSystem,
Inc., Class
a
A 1,854 60,663
Investments
Shares Value
Common Stocks (a) (continued)
First Merchants Corp. 1,229 $ 51,028
First Mid Bancshares, Inc. 436 17,632
First National Corp.*(b) 164 3,831
First Savings Financial Group,
Inc. 116 3,181
First United Corp. 126 4,709
First Western Financial, Inc.* 174 4,065
Firstsun Capital Bancorp* 266 10,111
Five Star Bancorp 327 10,716
Flagstar Financial, Inc. 6,401 82,061
Flushing Financial Corp. 678 9,329
Franklin Financial Services
Corp. 88 4,110
FS Bancorp, Inc. 139 5,937
Fulton Financial Corp. 3,846 75,612
FVCBankcorp, Inc. 331 4,490
GBank Financial Holdings,
Inc.*(b) 189 7,508
German American Bancorp, Inc. 764 31,920
Glacier Bancorp, Inc. 2,406 118,255
Great Southern Bancorp, Inc. 181 11,455
Greene County Bancorp, Inc. 148 3,551
Guaranty Bancshares, Inc. 188 9,238
Hancock Whitney Corp. 1,815 114,200
Hanmi Financial Corp. 633 15,926
Hanover Bancorp, Inc. 99 2,232
HarborOne Bancorp, Inc. 805 10,352
Hawthorn Bancshares, Inc. 122 4,078
HBT Financial, Inc. 269 7,126
Heritage Commerce Corp. 1,262 13,036
Heritage Financial Corp. 719 17,572
Hilltop Holdings, Inc. 969 33,993
Hingham Institution For Savings
(The)*(b) 32 9,092
Home Bancorp, Inc. 145 8,158
Home BancShares, Inc. 3,968 118,088
HomeStreet, Inc.* 387 5,368
HomeTrust Bancshares, Inc. 337 13,938
Hope Bancorp, Inc. 2,462 27,402
Horizon Bancorp, Inc. 914 15,410
Independent Bank Corp. 1,028 73,512
Independent Bank Corp. 427 14,044
International Bancshares Corp. 1,149 82,199
Investar Holding Corp. 192 4,500
John Marshall Bancorp, Inc. 267 5,289
Kearny Financial Corp. 1,205 8,134
Lakeland Financial Corp. 540 36,963
Landmark Bancorp, Inc. 96 2,551
LCNB Corp. 285 4,611
LINKBANCORP, Inc. 453 3,298
Live Oak Bancshares, Inc. 744 28,785
MainStreet Bancshares, Inc.*(b) 148 3,352
Mercantile Bank Corp. 333 16,400
Meridian Corp. 190 2,991
Metrocity Bankshares, Inc. 413 12,365
Metropolitan Bank Holding
Corp. 204 16,196
Mid Penn Bancorp, Inc. 421 12,689
Middlefield Banc Corp. 154 4,728
Midland States Bancorp, Inc. 434 7,994

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
MidWestOne Financial Group,
Inc. 432 $ 13,064
MVB Financial Corp. 243 5,929
National Bank Holdings Corp.,
Class
a
A 798 31,298
National Bankshares, Inc. 131 4,106
NB Bancorp, Inc. 737 13,922
NBT Bancorp, Inc. 1,078 47,723
Nicolet Bankshares, Inc. 286 39,551
Northeast Bank 155 17,137
Northeast Community Bancorp,
Inc. 261 5,886
Northfield Bancorp, Inc. 795 9,421
Northpointe Bancshares, Inc. 223 3,974
Northrim Bancorp, Inc. 114 10,719
Northwest Bancshares, Inc. 3,058 38,684
Norwood Financial Corp. 181 4,898
Oak Valley Bancorp 144 4,103
OceanFirst Financial Corp. 1,204 22,142
OFG Bancorp 954 42,691
Ohio Valley Banc Corp. 81 2,997
Old National Bancorp 6,753 154,576
Old Point Financial Corp. 84 3,536
Old Second Bancorp, Inc. 914 16,872
OP Bancorp 248 3,606
Orange County Bancorp, Inc. 200 5,336
Origin Bancorp, Inc. 626 24,345
Orrstown Financial Services,
Inc. 393 13,696
Pacific Premier Bancorp, Inc. 2,022 49,519
Park National Corp. 312 53,592
Parke Bancorp, Inc. 208 4,690
Pathward Financial, Inc. 496 39,417
Patriot National Bancorp, Inc.* 922 1,383
PCB Bancorp 230 5,083
Peapack-Gladstone Financial
Corp. 337 9,776
Peoples Bancorp of North
Carolina, Inc. 89 2,820
Peoples Bancorp, Inc. 734 22,710
Peoples Financial Services
Corp. 195 10,220
Pioneer Bancorp, Inc.* 238 3,120
Plumas Bancorp 110 4,773
Ponce Financial Group, Inc.* 415 6,159
Preferred Bank 263 24,827
Primis Financial Corp. 443 5,072
Princeton Bancorp, Inc. 111 3,792
Provident Bancorp, Inc.* 337 4,337
Provident Financial Services,
Inc. 2,715 53,866
QCR Holdings, Inc. 348 27,276
RBB Bancorp 355 7,182
Red River Bancshares, Inc. 99 6,475
Renasant Corp. 1,987 77,751
Republic Bancorp, Inc., Class
a
A 177 13,583
Rhinebeck Bancorp, Inc.* 95 1,270
Richmond Mutual Bancorp, Inc. 191 2,825
Riverview Bancorp, Inc. 430 2,176
S&T Bancorp, Inc. 805 31,806
SB Financial Group, Inc. 125 2,625
Investments
Shares Value
Common Stocks (a) (continued)
Seacoast Banking Corp. of
Florida 1,791 $ 55,718
ServisFirst Bancshares, Inc. 1,087 95,819
Shore Bancshares, Inc. 650 11,173
Sierra Bancorp 266 8,156
Simmons First National Corp.,
Class
a
A 2,985 62,028
SmartFinancial, Inc. 306 11,276
Sound Financial Bancorp, Inc. 47 2,222
South Plains Financial, Inc. 272 11,051
Southern First Bancshares,
Inc.* 164 7,396
Southern Missouri Bancorp,
Inc. 204 11,737
Southside Bancshares, Inc. 609 19,025
SR Bancorp, Inc. 166 2,502
Stellar Bancorp, Inc. 990 30,611
Stock Yards Bancorp, Inc. 553 44,633
Texas Capital Bancshares, Inc.* 959 83,021
Third Coast Bancshares, Inc.* 272 10,834
Timberland Bancorp, Inc. 157 5,252
Tompkins Financial Corp. 285 19,990
Towne Bank 1,488 54,595
TriCo Bancshares 645 29,296
Triumph Financial, Inc.* 471 28,962
TrustCo Bank Corp. 392 15,598
Trustmark Corp. 1,197 48,203
UMB Financial Corp. 1,531 186,629
Union Bankshares, Inc.*(b) 78 2,041
United Bankshares, Inc. 2,982 114,330
United Community Banks, Inc. 2,538 84,769
United Security Bancshares 292 2,780
Unity Bancorp, Inc. 154 8,062
Univest Financial Corp. 607 19,224
USCB Financial Holdings, Inc. 225 3,913
Valley National Bancorp 10,217 106,870
Veritex Holdings, Inc. 1,116 38,335
Virginia National Bankshares
Corp. 99 4,119
WaFd, Inc. 1,694 53,276
Washington Trust Bancorp, Inc. 405 12,284
WesBanco, Inc. 1,996 65,469
West Bancorp, Inc. 318 6,347
Westamerica Bancorp 536 26,805
Western New England Bancorp,
Inc. 387 4,853
WSFS Financial Corp. 1,221 71,172
6,222,957
Beverages — 0.1%
MGP Ingredients, Inc. 296 8,753
National Beverage Corp.* 506 21,277
Vita Coco Co., Inc. (The)* 846 30,236
Zevia PBC, Class
a
A* 665 1,862
62,128
Biotechnology — 6.3%
4D Molecular Therapeutics,
Inc.* 844 5,199
89bio, Inc.* 2,627 23,722

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Abeona Therapeutics, Inc.* 919 $ 6,277
Absci Corp.*(b) 2,296 5,487
ACADIA Pharmaceuticals, Inc.* 2,620 68,094
Actuate Therapeutics, Inc.* 124 1,047
ADC Therapeutics SA* 1,525 4,682
ADMA Biologics, Inc.* 4,881 84,246
Agios Pharmaceuticals, Inc.* 1,190 44,875
Akebia Therapeutics, Inc.* 5,263 16,526
Akero Therapeutics, Inc.* 1,472 68,787
Aldeyra Therapeutics, Inc.* 1,141 6,663
Alector, Inc.* 1,677 3,941
Alkermes plc* 3,416 98,962
Allogene Therapeutics, Inc.* 3,190 3,605
Altimmune, Inc.*(b) 1,628 6,235
Amicus Therapeutics, Inc.* 5,861 44,485
AnaptysBio, Inc.* 411 8,356
Anavex Life Sciences Corp.*(b) 1,761 16,976
Anika Therapeutics, Inc.* 263 2,467
Annexon, Inc.* 2,015 4,151
Apogee Therapeutics, Inc.* 673 24,477
Arbutus Biopharma Corp.* 3,186 11,820
Arcellx, Inc.* 771 53,500
Arcturus Therapeutics Holdings,
Inc.* 533 9,066
Arcus Biosciences, Inc.* 1,450 15,356
Arcutis Biotherapeutics, Inc.* 2,255 34,998
Ardelyx, Inc.* 4,968 31,596
ArriVent Biopharma, Inc.* 486 9,292
Arrowhead Pharmaceuticals,
Inc.* 2,540 55,956
ARS Pharmaceuticals, Inc.* 1,156 13,433
Astria Therapeutics, Inc.* 899 5,556
aTyr Pharma, Inc.* 1,832 9,856
Aura Biosciences, Inc.* 789 4,939
Aurinia Pharmaceuticals, Inc.* 2,480 29,735
Avidity Biosciences, Inc.* 2,407 112,118
Avita Medical, Inc.*(b) 559 2,426
Beam Therapeutics, Inc.* 2,013 32,933
Benitec Biopharma, Inc.* 304 4,025
Bicara Therapeutics, Inc.* 721 8,609
BioCryst Pharmaceuticals, Inc.* 4,410 36,647
Biohaven Ltd.* 1,905 29,318
Bridgebio Pharma, Inc.* 3,292 170,394
Bright Minds Biosciences, Inc.* 96 3,733
Candel Therapeutics, Inc.*(b) 829 4,800
Capricor Therapeutics, Inc.*(b) 811 5,093
Cardiff Oncology, Inc.* 1,303 2,736
CareDx, Inc.* 1,148 15,682
Cartesian Therapeutics, Inc.*(b) 194 1,950
Catalyst Pharmaceuticals, Inc.* 2,438 50,198
Celcuity, Inc.* 604 30,943
Celldex Therapeutics, Inc.* 1,380 30,470
CG oncology, Inc.* 1,176 31,540
Cidara Therapeutics, Inc.* 353 23,083
Cogent Biosciences, Inc.* 2,234 26,987
Coherus Oncology, Inc.* 2,228 2,584
Compass Therapeutics, Inc.* 1,928 6,729
Corvus Pharmaceuticals,
Inc.*(b) 1,103 6,331
CRISPR Therapeutics AG* 1,743 90,340
Investments
Shares Value
Common Stocks (a) (continued)
Cullinan Therapeutics, Inc.* 1,073 $ 8,090
Cytokinetics, Inc.* 2,459 86,876
Day One Biopharmaceuticals,
Inc.* 1,515 11,378
Denali Therapeutics, Inc.* 2,788 42,573
Design Therapeutics, Inc.* 666 3,683
DiaMedica Therapeutics, Inc.* 556 3,175
Dianthus Therapeutics, Inc.* 412 9,711
Disc Medicine, Inc.* 519 30,956
Dynavax Technologies Corp.* 2,215 22,416
Dyne Therapeutics, Inc.* 1,976 26,656
Editas Medicine, Inc.* 1,777 4,567
Eledon Pharmaceuticals, Inc.* 1,233 3,193
Emergent BioSolutions, Inc.* 1,137 9,437
Enanta Pharmaceuticals, Inc.* 426 3,578
Entrada Therapeutics, Inc.* 592 3,238
Erasca, Inc.* 3,651 5,732
Fate Therapeutics, Inc.* 2,288 2,380
Fennec Pharmaceuticals, Inc.* 493 4,373
Foghorn Therapeutics, Inc.* 689 3,486
Geron Corp.* 12,779 17,891
Gossamer Bio, Inc.* 3,996 9,870
GRAIL, Inc.* 643 21,084
Greenwich Lifesciences, Inc.*(b) 128 1,469
Gyre Therapeutics, Inc.*(b) 287 2,221
Heron Therapeutics, Inc.* 3,218 4,344
Humacyte, Inc.* 2,635 4,084
Ideaya Biosciences, Inc.* 1,765 43,331
ImmunityBio, Inc.* 4,841 11,328
Immunome, Inc.* 1,550 14,740
Immunovant, Inc.* 1,437 21,110
Inhibikase Therapeutics, Inc.* 1,271 2,288
Inhibrx Biosciences, Inc.* 190 5,358
Inmune Bio, Inc.* 350 710
Intellia Therapeutics, Inc.* 2,171 24,652
Iovance Biotherapeutics,
Inc.*(b) 5,396 12,033
Ironwood Pharmaceuticals,
Inc., Class
a
A* 3,367 4,444
Jade Biosciences, Inc.*(b) 682 5,388
Janux Therapeutics, Inc.* 829 18,835
KalVista Pharmaceuticals, Inc.* 795 10,701
Keros Therapeutics, Inc.* 711 10,814
Kodiak Sciences, Inc.* 688 6,220
Korro Bio, Inc.* 139 3,208
Krystal Biotech, Inc.* 522 77,099
Kura Oncology, Inc.* 1,663 13,138
Kymera Therapeutics, Inc.* 985 40,582
Larimar Therapeutics, Inc.* 890 3,222
Lexeo Therapeutics, Inc.* 502 2,405
Madrigal Pharmaceuticals, Inc.* 355 155,437
MannKind Corp.* 6,374 29,257
MeiraGTx Holdings plc* 878 6,409
Metsera, Inc.*(b) 373 13,163
MiMedx Group, Inc.* 2,493 17,700
Mineralys Therapeutics, Inc.* 823 12,740
Mirum Pharmaceuticals, Inc.* 915 67,591
Monopar Therapeutics, Inc.* 86 2,937
Monte Rosa Therapeutics, Inc.* 980 4,704
Myriad Genetics, Inc.* 1,916 12,205

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Neurogene, Inc.* 207 $ 3,825
Nkarta, Inc.* 1,125 2,385
Novavax, Inc.* 3,151 23,538
Nurix Therapeutics, Inc.* 1,588 14,832
Nuvalent, Inc., Class
a
A* 904 69,228
Nuvectis Pharma, Inc.* 272 1,784
Olema Pharmaceuticals, Inc.* 1,252 6,836
Organogenesis Holdings, Inc.,
Class
a
A* 1,437 7,401
ORIC Pharmaceuticals, Inc.* 945 9,667
Oruka Therapeutics, Inc.* 572 8,466
Palvella Therapeutics, Inc.*(b) 144 7,798
Perspective Therapeutics, Inc.* 1,254 4,213
Praxis Precision Medicines,
Inc.* 374 17,032
Precigen, Inc.*(b) 3,157 14,238
Prime Medicine, Inc.* 1,229 3,982
Protagonist Therapeutics, Inc.* 1,225 72,336
Protalix BioTherapeutics, Inc.* 1,467 2,274
Protara Therapeutics, Inc.* 678 2,115
Prothena Corp. plc* 816 6,691
PTC Therapeutics, Inc.* 1,637 80,753
Puma Biotechnology, Inc.* 892 4,496
Recursion Pharmaceuticals,
Inc., Class
a
A*(b) 7,148 33,596
REGENXBIO, Inc.* 985 8,796
Relay Therapeutics, Inc.* 2,788 10,009
Replimune Group, Inc.* 1,385 7,479
Rezolute, Inc.* 1,410 10,039
Rhythm Pharmaceuticals, Inc.* 1,146 118,210
Rigel Pharmaceuticals, Inc.* 370 14,374
Rocket Pharmaceuticals, Inc.* 1,765 5,789
Sana Biotechnology, Inc.*(b) 2,808 8,592
Savara, Inc.* 2,662 8,731
Scholar Rock Holding Corp.* 1,708 55,766
SELLAS Life Sciences Group,
Inc.*(b) 2,009 3,857
Sionna Therapeutics, Inc.* 260 6,401
Soleno Therapeutics, Inc.* 846 57,249
Solid Biosciences, Inc.* 1,390 7,617
Spyre Therapeutics, Inc.* 1,050 17,314
Stoke Therapeutics, Inc.* 863 17,053
Syndax Pharmaceuticals, Inc.* 1,794 29,296
Tango Therapeutics, Inc.*(b) 1,615 10,837
Taysha Gene Therapies, Inc.* 3,493 10,200
Tectonic Therapeutic, Inc.* 232 5,925
Tevogen Bio Holdings, Inc.*(b) 596 542
TG Therapeutics, Inc.* 3,058 89,691
Tonix Pharmaceuticals Holding
Corp.* 159 4,711
Tourmaline Bio, Inc.* 401 9,383
Travere Therapeutics, Inc.* 1,856 32,480
TriSalus Life Sciences, Inc.* 336 1,754
TuHURA Biosciences, Inc.* 540 1,458
Twist Bioscience Corp.* 1,246 33,605
Tyra Biosciences, Inc.* 508 6,436
Upstream Bio, Inc.* 733 12,556
UroGen Pharma Ltd.* 777 15,113
Vanda Pharmaceuticals, Inc.* 1,172 5,544
Vaxcyte, Inc.* 2,648 81,532
Investments
Shares Value
Common Stocks (a) (continued)
Vera Therapeutics, Inc.,
Class
a
A* 1,084 $ 23,458
Veracyte, Inc.* 1,650 50,061
Verastem, Inc.* 956 8,843
Vericel Corp.* 1,059 38,505
Vir Biotechnology, Inc.* 1,873 9,253
Viridian Therapeutics, Inc.* 1,463 26,890
Voyager Therapeutics, Inc.* 980 3,293
X4 Pharmaceuticals, Inc.* 1 4
Xencor, Inc.* 1,481 12,041
Xenon Pharmaceuticals, Inc.* 1,601 61,975
XOMA Royalty Corp.* 197 6,397
Y-mAbs Therapeutics, Inc.* 775 6,626
Zenas Biopharma, Inc.*(b) 342 5,472
Zymeworks, Inc.* 1,033 15,299
3,938,184
Broadline Retail — 0.1%
Groupon, Inc., Class
a
A* 527 13,755
Kohl's Corp. 2,295 34,563
Savers Value Village, Inc.* 491 5,936
54,254
Building Products — 1.3%
American Woodmark Corp.* 309 19,952
Apogee Enterprises, Inc. 446 19,613
AZZ, Inc. 625 70,556
CSW Industrials, Inc. 343 93,824
Gibraltar Industries, Inc.* 628 39,307
Griffon Corp. 826 62,908
Insteel Industries, Inc. 393 15,083
Janus International Group, Inc.* 2,855 29,549
JELD-WEN Holding, Inc.* 1,791 11,445
Masterbrand, Inc.* 2,675 33,999
Quanex Building Products
Corp. 997 21,206
Resideo Technologies, Inc.* 3,129 106,542
Tecnoglass, Inc. 513 37,234
UFP Industries, Inc. 1,272 128,434
Zurn Elkay Water Solutions
Corp. 3,166 143,610
833,262
Capital Markets — 1.7%
Acadian Asset Management,
Inc. 585 29,818
AlTi Global, Inc.* 894 3,871
Artisan Partners Asset
Management, Inc., Class
a
A 1,318 61,669
Bakkt Holdings, Inc., Class
a
A* 107 938
BGC Group, Inc., Class
a
A 7,547 74,036
Cohen & Steers, Inc. 584 43,134
Diamond Hill Investment Group,
Inc. 59 8,600
DigitalBridge Group, Inc. 3,609 41,179
Donnelley Financial Solutions,
Inc.* 560 31,791
Forge Global Holdings, Inc.* 214 4,034
GCM Grosvenor, Inc., Class
a
A 934 12,105
Marex Group plc 671 23,727

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
MarketWise, Inc. 47 $ 844
Moelis & Co., Class
a
A 1,566 112,924
Open Lending Corp.* 2,157 4,551
P10, Inc., Class
a
A 1,146 14,142
Patria Investments Ltd., Class
a
A 1,265 17,128
Perella Weinberg Partners,
Class
a
A 1,284 28,415
Piper Sandler Cos. 368 122,835
PJT Partners, Inc., Class
a
A 485 86,815
Siebert Financial Corp.*(b) 296 808
Silvercrest Asset Management
Group, Inc., Class
a
A 169 2,770
StepStone Group, Inc., Class
a
A 1,320 81,919
StoneX Group, Inc.* 952 97,266
Value Line, Inc. 17 645
Victory Capital Holdings, Inc.,
Class
a
A 933 66,504
Virtus Investment Partners, Inc. 138 27,797
Westwood Holdings Group, Inc. 157 2,788
WisdomTree, Inc. 2,534 34,488
1,037,541
Chemicals — 1.6%
AdvanSix, Inc. 551 11,824
American Vanguard Corp.* 547 2,954
Arq, Inc.* 667 5,149
ASP Isotopes, Inc.* 1,196 11,099
Aspen Aerogels, Inc.* 1,396 9,549
Avient Corp. 1,936 72,406
Balchem Corp. 691 112,004
Cabot Corp. 1,143 93,223
Chemours Co. (The) 3,172 48,849
Core Molding Technologies,
Inc.* 179 3,437
Ecovyst, Inc.* 2,275 20,680
Flotek Industries, Inc.* 299 3,615
Hawkins, Inc. 412 68,940
HB Fuller Co. 1,153 70,391
Ingevity Corp.* 768 44,836
Innospec, Inc. 529 46,335
Intrepid Potash, Inc.* 227 6,908
Koppers Holdings, Inc. 406 11,766
Kronos Worldwide, Inc. 460 2,935
LSB Industries, Inc.* 1,133 9,427
Mativ Holdings, Inc. 1,138 14,305
Minerals Technologies, Inc. 673 44,048
Orion SA 1,168 12,322
Perimeter Solutions, Inc.* 2,932 65,647
PureCycle Technologies, Inc.*(b) 2,735 39,083
Quaker Chemical Corp. 295 42,796
Rayonier Advanced Materials,
Inc.* 1,356 7,553
Sensient Technologies Corp. 890 100,979
Solesence, Inc.* 396 1,449
Stepan Co. 454 22,714
Trinseo plc 715 1,716
Tronox Holdings plc 2,516 10,768
Valhi, Inc. 53 864
1,020,571
Investments
Shares Value
Common Stocks (a) (continued)
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. 1,304 $ 64,118
ACCO Brands Corp. 1,839 7,393
Acme United Corp. 71 3,054
ACV Auctions, Inc., Class
a
A* 3,537 41,241
BrightView Holdings, Inc.* 1,266 18,230
Brink's Co. (The) 912 102,181
Casella Waste Systems, Inc.,
Class
a
A* 1,324 130,493
CECO Environmental Corp.* 615 28,038
Cimpress plc* 316 19,944
CompX International, Inc. 32 796
CoreCivic, Inc.* 2,273 46,096
Deluxe Corp. 932 18,323
Driven Brands Holdings, Inc.* 1,257 23,154
Ennis, Inc. 522 9,537
Enviri Corp.* 1,602 18,103
GEO Group, Inc. (The)* 2,879 59,710
Healthcare Services Group,
Inc.* 1,534 23,946
HNI Corp. 978 43,951
Interface, Inc., Class
a
A 1,220 32,598
Liquidity Services, Inc.* 490 13,029
MillerKnoll, Inc. 1,424 30,061
Mobile Infrastructure Corp.,
Class
a
A*(b) 301 1,171
Montrose Environmental Group,
Inc.* 682 21,183
NL Industries, Inc. 176 1,151
OPENLANE, Inc.* 2,239 64,752
Perma-Fix Environmental
Services, Inc.* 364 4,328
Pitney Bowes, Inc. 3,864 46,832
Quad/Graphics, Inc. 608 4,049
Steelcase, Inc., Class
a
A 1,766 29,563
UniFirst Corp. 317 56,369
Vestis Corp. 2,429 11,368
Virco Mfg. Corp. 232 1,998
976,760
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.* 1,565 14,680
Applied Optoelectronics, Inc.* 1,132 27,394
Aviat Networks, Inc.* 244 5,602
BK Technologies Corp.* 59 4,176
Calix, Inc.* 1,243 73,896
Clearfield, Inc.* 247 8,057
CommScope Holding Co., Inc.* 4,493 72,068
Digi International, Inc.* 767 26,630
Extreme Networks, Inc.* 2,778 59,394
Harmonic, Inc.* 2,369 22,790
Inseego Corp.* 262 3,231
NETGEAR, Inc.* 584 15,867
NetScout Systems, Inc.* 1,473 36,663
Ribbon Communications, Inc.* 1,974 8,054
Viasat, Inc.* 2,388 77,204
Viavi Solutions, Inc.* 4,664 52,610
508,316

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Construction & Engineering — 2.1%
Ameresco, Inc., Class
a
A* 675 $ 17,165
Arcosa, Inc. 1,024 101,325
Argan, Inc. 281 64,130
Bowman Consulting Group
Ltd., Class
a
A* 296 12,648
Centuri Holdings, Inc.* 681 14,464
Concrete Pumping Holdings,
Inc. 476 3,313
Construction Partners, Inc.,
Class
a
A* 988 118,461
Dycom Industries, Inc.* 590 148,957
Fluor Corp.* 3,525 144,596
Granite Construction, Inc. 921 99,238
Great Lakes Dredge & Dock
Corp.* 1,404 16,371
IES Holdings, Inc.* 190 66,369
Limbach Holdings, Inc.* 224 25,661
Matrix Service Co.* 561 8,488
MYR Group, Inc.* 325 60,863
NWPX Infrastructure, Inc.* 204 10,804
Orion Group Holdings, Inc.* 793 5,868
Primoris Services Corp. 1,140 135,147
Southland Holdings, Inc.* 225 920
Sterling Infrastructure, Inc.* 628 174,917
Tutor Perini Corp.* 940 55,404
1,285,109
Construction Materials — 0.2%
Knife River Corp.* 1,205 97,605
Smith-Midland Corp.* 59 2,547
Titan America SA* 512 7,941
United States Lime & Minerals,
Inc. 229 28,836
136,929
Consumer Finance — 1.1%
Atlanticus Holdings Corp.* 112 7,470
Bread Financial Holdings, Inc. 983 65,065
Consumer Portfolio Services,
Inc.* 196 1,566
Dave, Inc.* 195 41,578
Encore Capital Group, Inc.* 488 20,418
Enova International, Inc.* 515 62,469
FirstCash Holdings, Inc. 834 122,823
Green Dot Corp., Class
a
A* 1,130 15,730
LendingClub Corp.* 2,386 40,991
LendingTree, Inc.* 236 16,036
Medallion Financial Corp. 342 3,612
Navient Corp. 1,485 20,359
Nelnet, Inc., Class
a
A 293 37,683
NerdWallet, Inc., Class
a
A* 871 9,006
Oportun Financial Corp.* 703 4,647
OppFi, Inc. 511 5,217
PRA Group, Inc.* 831 14,202
PROG Holdings, Inc. 845 29,778
Regional Management Corp. 195 8,549
Upstart Holdings, Inc.* 1,774 129,999
Vroom, Inc.* 23 655
Investments
Shares Value
Common Stocks (a) (continued)
World Acceptance Corp.* 72 $ 12,343
670,196
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) 689 28,180
Chefs' Warehouse, Inc. (The)* 768 48,492
Grocery Outlet Holding Corp.* 1,996 36,148
Guardian Pharmacy Services,
Inc., Class
a
A* 270 7,133
HF Foods Group, Inc.* 844 2,768
Ingles Markets, Inc., Class
a
A 307 20,781
Natural Grocers by Vitamin
Cottage, Inc. 270 10,381
PriceSmart, Inc. 541 58,028
SpartanNash Co. 710 19,028
United Natural Foods, Inc.* 1,262 35,689
Village Super Market, Inc.,
Class
a
A 192 6,966
Weis Markets, Inc. 348 24,934
298,528
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 2,937 10,837
Greif, Inc., Class
a
A 534 34,876
Greif, Inc., Class
a
B 97 6,623
Myers Industries, Inc. 782 13,091
O-I Glass, Inc.* 3,239 42,075
Ranpak Holdings Corp.,
Class
a
A* 987 5,211
TriMas Corp. 699 27,030
139,743
Distributors — 0.0%(d)
A-Mark Precious Metals, Inc. 401 9,387
GigaCloud Technology, Inc.,
Class
a
A* 557 14,744
Weyco Group, Inc. 129 3,909
28,040
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.* 776 101,617
American Public Education,
Inc.* 366 11,046
Carriage Services, Inc., Class
a
A 298 13,046
Coursera, Inc.* 2,913 33,500
European Wax Center, Inc.,
Class
a
A* 615 2,638
Frontdoor, Inc.* 1,568 95,256
Graham Holdings Co., Class
a
B 68 73,851
KinderCare Learning Cos., Inc.* 665 4,781
Laureate Education, Inc.* 2,712 74,526
Lincoln Educational Services
Corp.* 623 11,719
Matthews International Corp.,
Class
a
A 628 15,430
Mister Car Wash, Inc.* 2,087 11,917
Nerdy, Inc.*(b) 1,216 1,654
OneSpaWorld Holdings Ltd. 1,999 45,117
Perdoceo Education Corp. 1,295 42,398
Strategic Education, Inc. 508 41,326

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Stride, Inc.* 899 $ 146,708
Udemy, Inc.* 2,047 14,042
Universal Technical Institute,
Inc.* 945 25,128
Zspace, Inc.* 47 99
765,799
Diversified REITs — 0.6%
Alexander & Baldwin, Inc., REIT 1,537 29,726
Alpine Income Property Trust,
Inc., REIT 267 4,077
American Assets Trust, Inc.,
REIT 1,095 22,885
Armada Hoffler Properties, Inc.,
REIT 1,684 12,259
Broadstone Net Lease, Inc.,
REIT 3,996 74,286
CTO Realty Growth, Inc., REIT 642 11,094
Essential Properties Realty
Trust, Inc., REIT 4,186 131,105
Gladstone Commercial Corp.,
REIT 964 12,966
Global Net Lease, Inc., REIT 4,163 32,763
Modiv Industrial, Inc., Class
a
C,
REIT 196 2,973
NexPoint Diversified Real
Estate Trust, REIT 717 2,818
One Liberty Properties, Inc.,
REIT 386 9,222
346,174
Diversified Telecommunication Services — 0.4%
Anterix, Inc.* 274 6,505
ATN International, Inc. 209 3,553
Bandwidth, Inc., Class
a
A* 564 8,460
Cogent Communications
Holdings, Inc. 948 36,242
Globalstar, Inc.* 1,055 31,576
IDT Corp., Class
a
B 343 21,976
Liberty Latin America Ltd.,
Class
a
A* 615 4,957
Liberty Latin America Ltd.,
Class
a
C* 2,642 21,770
Lumen Technologies, Inc.* 20,091 99,852
Shenandoah
Telecommunications Co. 1,068 14,151
Uniti Group, Inc. 3,013 18,982
268,024
Electric Utilities — 1.0%
ALLETE, Inc. 1,233 79,097
Genie Energy Ltd., Class
a
B 448 6,854
Hawaiian Electric Industries,
Inc.* 3,673 47,602
MGE Energy, Inc. 778 66,247
Oklo, Inc., Class
a
A*(b) 2,162 159,210
Otter Tail Corp. 811 68,116
Portland General Electric Co. 2,322 99,335
TXNM Energy, Inc. 1,953 110,618
637,079
Investments
Shares Value
Common Stocks (a) (continued)
Electrical Equipment — 1.8%
Allient, Inc. 303 $ 13,750
American Superconductor
Corp.* 804 40,120
Amprius Technologies, Inc.* 1,962 13,911
Array Technologies, Inc.* 3,189 28,733
Atkore, Inc. 725 42,188
Bloom Energy Corp., Class
a
A* 4,313 228,330
Complete Solaria, Inc.*(b) 1,268 1,915
EnerSys 827 84,891
Enovix Corp.* 3,470 33,381
Eos Energy Enterprises, Inc.* 4,685 32,326
Fluence Energy, Inc.*(b) 1,599 11,833
Hyliion Holdings Corp.* 2,726 4,580
KULR Technology Group, Inc.* 693 3,257
LSI Industries, Inc. 560 12,841
NANO Nuclear Energy, Inc.*(b) 563 18,320
Net Power, Inc.* 713 1,818
NEXTracker, Inc., Class
a
A* 2,987 200,906
NuScale Power Corp., Class
a
A* 2,669 92,481
Plug Power, Inc.*(b) 19,247 30,218
Powell Industries, Inc. 200 53,232
Power Solutions International,
Inc.* 138 11,439
Preformed Line Products Co. 53 10,127
Shoals Technologies Group,
Inc., Class
a
A* 3,540 23,045
SKYX Platforms Corp.* 1,287 1,493
Sunrun, Inc.* 4,414 70,492
T1 Energy, Inc.* 2,347 3,872
Thermon Group Holdings, Inc.* 701 18,590
Vicor Corp.* 493 25,197
1,113,286
Electronic Equipment, Instruments & Components — 3.1%
908 Devices, Inc.* 576 3,600
Advanced Energy Industries,
Inc. 794 118,846
Aeva Technologies, Inc.* 646 9,564
Arlo Technologies, Inc.* 2,094 36,457
Badger Meter, Inc. 624 114,142
Bel Fuse, Inc., Class
a
A 33 3,776
Bel Fuse, Inc., Class
a
B 219 29,469
Belden, Inc. 834 108,587
Benchmark Electronics, Inc. 754 30,605
Climb Global Solutions, Inc. 82 10,132
CTS Corp. 622 26,429
Daktronics, Inc.* 867 15,042
ePlus, Inc. 554 40,093
Evolv Technologies Holdings,
Inc.* 2,434 20,056
Fabrinet* 762 252,443
Frequency Electronics, Inc.* 139 4,483
Insight Enterprises, Inc.* 584 76,013
Itron, Inc.* 957 117,654
Kimball Electronics, Inc.* 512 14,781
Knowles Corp.* 1,823 38,921
Methode Electronics, Inc. 713 5,511
MicroVision, Inc.*(b) 5,163 5,937

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Mirion Technologies, Inc.,
Class
a
A* 4,425 $ 90,712
M-Tron Industries, Inc.* 53 2,384
Napco Security Technologies,
Inc. 742 28,233
Neonode, Inc.*(b) 222 5,317
nLight, Inc.* 1,014 29,203
Novanta, Inc.* 761 88,588
OSI Systems, Inc.* 338 77,757
Ouster, Inc.* 1,068 30,470
PAR Technology Corp.* 844 43,196
PC Connection, Inc. 234 15,025
Plexus Corp.* 565 77,411
Powerfleet, Inc.* 2,616 12,217
Red Cat Holdings, Inc.*(b) 1,576 14,089
Richardson Electronics Ltd. 255 2,507
Rogers Corp.* 391 30,678
Sanmina Corp.* 1,102 129,507
ScanSource, Inc.* 458 19,992
TTM Technologies, Inc.* 2,122 94,578
Vishay Intertechnology, Inc. 2,551 39,438
Vishay Precision Group, Inc.* 252 7,162
Vuzix Corp.*(b) 1,351 2,864
1,923,869
Energy Equipment & Services — 1.5%
Archrock, Inc. 3,484 86,264
Aris Water Solutions, Inc.,
Class
a
A 651 15,800
Atlas Energy Solutions, Inc.,
Class
a
A 1,635 19,146
Borr Drilling Ltd. 4,685 13,633
Bristow Group, Inc., Class
a
A* 599 23,067
Cactus, Inc., Class
a
A 1,442 60,492
Core Laboratories, Inc. 989 11,383
DMC Global, Inc.* 407 2,727
Energy Services of America
Corp. 249 2,537
Expro Group Holdings NV* 2,175 27,122
Flowco Holdings, Inc., Class
a
A 389 6,348
Forum Energy Technologies,
Inc.* 235 6,216
Helix Energy Solutions Group,
Inc.* 3,020 19,902
Helmerich & Payne, Inc. 2,035 42,511
Innovex International, Inc.* 816 14,084
Kodiak Gas Services, Inc. 1,137 40,693
Liberty Energy, Inc., Class
a
A 3,330 37,463
Mammoth Energy Services,
Inc.* 510 1,209
Nabors Industries Ltd.* 297 11,072
National Energy Services
Reunited Corp.* 1,283 12,009
Natural Gas Services Group,
Inc. 213 5,572
Noble Corp. plc 2,660 76,661
Oceaneering International, Inc.* 1,980 48,312
Oil States International, Inc.* 1,232 6,899
Patterson-UTI Energy, Inc. 7,440 43,226
ProFrac Holding Corp.,
Class
a
A* 258 1,032
Investments
Shares Value
Common Stocks (a) (continued)
ProPetro Holding Corp.* 1,686 $ 8,599
Ranger Energy Services, Inc.,
Class
a
A 360 5,137
RPC, Inc. 1,880 8,968
SEACOR Marine Holdings, Inc.* 433 2,776
Seadrill Ltd.* 1,323 42,217
Select Water Solutions, Inc.,
Class
a
A 1,965 16,742
Solaris Energy Infrastructure,
Inc., Class
a
A 768 24,261
TETRA Technologies, Inc.* 2,673 12,563
Tidewater, Inc.* 1,064 64,053
Transocean Ltd.* 15,691 47,544
Valaris Ltd.* 1,342 66,657
934,897
Entertainment — 0.5%
AMC Entertainment Holdings,
Inc., Class
a
A*(b) 9,163 25,748
Atlanta Braves Holdings, Inc.,
Class
a
A* 142 6,746
Atlanta Braves Holdings, Inc.,
Class
a
C* 973 43,766
Cinemark Holdings, Inc. 2,244 57,895
CuriosityStream, Inc. 672 3,078
Eventbrite, Inc., Class
a
A* 1,567 4,153
Gaia, Inc., Class
a
A* 357 2,028
Golden Matrix Group, Inc.* 302 371
IMAX Corp.* 909 25,961
Lionsgate Studios Corp.* 4,037 25,958
Madison Square Garden
Entertainment Corp., Class
a
A* 835 33,993
Marcus Corp. (The) 500 7,720
Playstudios, Inc.* 1,857 1,795
Playtika Holding Corp. 1,183 4,389
Reservoir Media, Inc.* 429 3,380
Sphere Entertainment Co.* 585 26,506
Starz Entertainment Corp. 270 3,448
Vivid Seats, Inc., Class
a
A*(b) 70 1,242
278,177
Financial Services — 2.3%
Acacia Research Corp.* 719 2,452
Alerus Financial Corp. 474 10,556
AvidXchange Holdings, Inc.* 3,599 35,774
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 613 28,278
Better Home & Finance Holding
Co.* 103 2,331
Burford Capital Ltd. 4,040 56,560
Cannae Holdings, Inc. 1,212 22,664
Cantaloupe, Inc.* 1,119 12,164
Cass Information Systems, Inc. 255 10,996
Compass Diversified Holdings 1,416 10,620
Enact Holdings, Inc. 610 22,966
Essent Group Ltd. 2,093 131,315
EVERTEC, Inc. 1,355 48,346
Federal Agricultural Mortgage
Corp., Class
a
C 196 41,076

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Finance of America Cos., Inc.,
Class
a
A* 94 $ 2,511
Flywire Corp.* 2,469 32,467
HA Sustainable Infrastructure
Capital, Inc. 2,578 72,803
International Money Express,
Inc.* 591 8,569
Jackson Financial, Inc., Class
a
A 1,510 149,188
loanDepot, Inc., Class
a
A* 1,717 3,674
Marqeta, Inc., Class
a
A* 8,099 51,550
Merchants Bancorp 546 17,701
NCR Atleos Corp.* 1,543 61,134
NewtekOne, Inc. 522 6,457
NMI Holdings, Inc., Class
a
A* 1,646 64,770
Onity Group, Inc.* 139 5,750
Pagseguro Digital Ltd., Class
a
A 3,737 33,484
Payoneer Global, Inc.* 5,864 40,755
Paysafe Ltd.* 681 9,609
Paysign, Inc.* 723 3,745
PennyMac Financial Services,
Inc. 616 67,822
Priority Technology Holdings,
Inc.* 526 4,403
Radian Group, Inc. 2,979 103,907
Remitly Global, Inc.* 3,265 60,500
Repay Holdings Corp., Class
a
A* 1,638 9,697
Security National Financial
Corp., Class
a
A* 324 2,916
Sezzle, Inc.* 311 29,421
StoneCo Ltd., Class
a
A* 5,107 84,112
SWK Holdings Corp. 65 969
Triller Group, Inc.* 2,168 1,059
Velocity Financial, Inc.* 237 4,522
Walker & Dunlop, Inc. 694 59,025
Waterstone Financial, Inc. 332 4,977
1,433,595
Food Products — 0.9%
Alico, Inc. 112 3,790
B&G Foods, Inc. 1,624 7,324
Beyond Meat, Inc.*(b) 1,550 3,875
BRC, Inc., Class
a
A* 1,304 2,021
Calavo Growers, Inc. 353 9,654
Cal-Maine Foods, Inc. 968 111,939
Dole plc 1,398 20,579
Forafric Global plc* 104 904
Fresh Del Monte Produce, Inc. 699 25,360
Hain Celestial Group, Inc. (The)* 1,904 3,427
J & J Snack Foods Corp. 327 36,483
John B Sanfilippo & Son, Inc. 163 10,579
Lifeway Foods, Inc.* 107 3,260
Limoneira Co. 350 5,516
Mama's Creations, Inc.* 718 5,730
Marzetti Co. (The) 424 77,422
Mission Produce, Inc.* 1,015 12,698
Seneca Foods Corp., Class
a
A* 96 10,867
Simply Good Foods Co. (The)* 1,976 56,573
SunOpta, Inc.* 2,017 12,647
Tootsie Roll Industries, Inc. 370 14,878
TreeHouse Foods, Inc.* 1,057 19,385
Investments
Shares Value
Common Stocks (a) (continued)
Utz Brands, Inc. 1,526 $ 20,479
Vital Farms, Inc.* 729 37,245
Westrock Coffee Co.* 758 4,101
WK Kellogg Co. 1,311 30,048
546,784
Gas Utilities — 1.0%
Brookfield Infrastructure Corp.,
Class
a
A 2,538 102,078
Chesapeake Utilities Corp. 480 59,318
New Jersey Resources Corp. 2,128 100,633
Northwest Natural Holding Co. 852 35,384
ONE Gas, Inc. 1,262 96,543
RGC Resources, Inc. 174 3,870
Southwest Gas Holdings, Inc. 1,364 108,956
Spire, Inc. 1,214 92,993
599,775
Ground Transportation — 0.3%
ArcBest Corp. 487 35,921
Covenant Logistics Group, Inc.,
Class
a
A 344 8,301
FTAI Infrastructure, Inc. 2,056 9,869
Heartland Express, Inc. 1,074 9,226
Hertz Global Holdings, Inc.* 2,485 14,239
Marten Transport Ltd. 1,229 14,551
PAMT Corp.* 126 1,544
Proficient Auto Logistics, Inc.* 497 3,926
RXO, Inc.* 3,423 55,898
Universal Logistics Holdings,
Inc. 142 3,683
Werner Enterprises, Inc. 1,264 36,466
193,624
Health Care Equipment & Supplies — 2.5%
Accuray, Inc.* 2,134 3,244
Alphatec Holdings, Inc.* 2,443 38,844
AngioDynamics, Inc.* 817 8,382
Anteris Technologies Global
Corp.* 452 1,817
Artivion, Inc.* 802 35,232
AtriCure, Inc.* 1,020 37,730
Avanos Medical, Inc.* 943 11,259
Axogen, Inc.* 923 14,897
Beta Bionics, Inc.* 276 5,200
Bioventus, Inc., Class
a
A* 970 7,178
Butterfly Network, Inc.* 4,041 6,506
Ceribell, Inc.* 525 6,211
Cerus Corp.* 3,886 5,091
ClearPoint Neuro, Inc.* 548 5,749
CONMED Corp. 657 35,715
CVRx, Inc.* 337 2,645
Delcath Systems, Inc.* 635 6,998
Electromed, Inc.* 145 3,586
Embecta Corp. 1,233 17,854
Enovis Corp.* 1,204 37,204
Glaukos Corp.* 1,177 112,780
Haemonetics Corp.* 1,060 57,812
ICU Medical, Inc.* 510 65,107
Inogen, Inc.* 501 4,003

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Integer Holdings Corp.* 726 $ 78,314
Integra LifeSciences Holdings
Corp.* 1,413 21,379
iRadimed Corp. 171 12,387
iRhythm Technologies, Inc.* 672 114,227
Kestra Medical Technologies
Ltd.* 278 4,487
KORU Medical Systems, Inc.* 892 3,764
Lantheus Holdings, Inc.* 1,421 78,013
LeMaitre Vascular, Inc. 440 41,961
LENSAR, Inc.* 197 2,419
LivaNova plc* 1,149 64,769
Lucid Diagnostics, Inc.* 1,456 1,835
Merit Medical Systems, Inc.* 1,232 111,545
Myomo, Inc.* 684 718
Neogen Corp.* 4,605 26,479
Neuronetics, Inc.* 761 2,534
NeuroPace, Inc.* 506 4,630
Novocure Ltd.* 2,139 26,374
Omnicell, Inc.* 982 32,003
OraSure Technologies, Inc.* 1,582 5,236
Orthofix Medical, Inc.* 816 12,224
OrthoPediatrics Corp.* 356 7,604
Outset Medical, Inc.* 372 5,174
PROCEPT BioRobotics Corp.* 1,106 44,428
Pro-Dex, Inc.* 46 2,156
Pulmonx Corp.* 802 1,371
Pulse Biosciences, Inc.* 373 5,796
QuidelOrtho Corp.* 1,426 40,912
RxSight, Inc.* 784 7,087
Sanara Medtech, Inc.* 65 2,188
SANUWAVE Health, Inc.*(b) 147 6,121
Semler Scientific, Inc.*(b) 176 5,217
SI-BONE, Inc.* 799 13,319
Sight Sciences, Inc.* 870 3,532
STAAR Surgical Co.* 1,050 28,728
Stereotaxis, Inc.* 1,204 3,468
Surmodics, Inc.* 294 10,008
Tactile Systems Technology,
Inc.* 495 6,588
Tandem Diabetes Care, Inc.* 1,409 17,627
TransMedics Group, Inc.* 699 80,357
Treace Medical Concepts, Inc.* 1,004 7,369
UFP Technologies, Inc.* 158 33,205
Utah Medical Products, Inc. 66 4,106
Varex Imaging Corp.* 864 9,979
Zimvie, Inc.* 577 10,894
1,533,576
Health Care Providers & Services — 2.9%
AdaptHealth Corp., Class
a
A* 1,942 18,430
Addus HomeCare Corp.* 382 43,995
agilon health, Inc.* 6,495 8,314
AirSculpt Technologies, Inc.*(b) 269 1,735
Alignment Healthcare, Inc.* 2,686 43,943
AMN Healthcare Services, Inc.* 806 16,749
Ardent Health, Inc.* 489 6,205
Astrana Health, Inc.* 860 27,486
Aveanna Healthcare Holdings,
Inc.* 972 7,776
Investments
Shares Value
Common Stocks (a) (continued)
BrightSpring Health Services,
Inc.* 1,778 $ 42,121
Brookdale Senior Living, Inc.* 4,833 37,214
Castle Biosciences, Inc.* 598 14,358
Clover Health Investments
Corp., Class
a
A* 8,499 22,267
Community Health Systems,
Inc.* 2,733 7,543
Concentra Group Holdings
Parent, Inc. 2,460 58,548
CorVel Corp.* 613 54,588
Cross Country Healthcare, Inc.* 659 8,817
DocGo, Inc.* 1,916 2,989
Enhabit, Inc.* 1,044 8,227
Ensign Group, Inc. (The) 1,183 203,216
Fulgent Genetics, Inc.* 442 9,799
GeneDx Holdings Corp.,
Class
a
A* 395 51,149
Guardant Health, Inc.* 2,513 169,426
HealthEquity, Inc.* 1,797 160,526
Hims & Hers Health, Inc.*(b) 4,014 169,993
Innovage Holding Corp.* 425 1,628
Joint Corp. (The)* 316 3,394
LifeStance Health Group, Inc.* 2,789 15,284
Nano-X Imaging Ltd.* 1,352 5,232
National HealthCare Corp. 269 30,526
National Research Corp. 267 3,922
NeoGenomics, Inc.* 2,716 23,847
Nutex Health, Inc.*(b) 73 6,117
Oncology Institute, Inc. (The)* 1,243 4,226
OPKO Health, Inc.* 7,614 10,507
Option Care Health, Inc.* 3,471 99,548
Owens & Minor, Inc.* 1,587 7,776
PACS Group, Inc.* 926 10,779
Pediatrix Medical Group, Inc.* 1,797 30,926
Pennant Group, Inc. (The)* 714 17,143
Performant Healthcare, Inc.* 1,476 11,262
Premier, Inc., Class
a
A 1,926 49,883
Privia Health Group, Inc.* 2,422 55,803
Progyny, Inc.* 1,444 34,179
RadNet, Inc.* 1,437 103,119
SBC Medical Group Holdings,
Inc.* 118 481
Select Medical Holdings Corp. 2,355 30,639
Sonida Senior Living, Inc.* 115 2,979
Surgery Partners, Inc.* 1,629 36,962
Talkspace, Inc.* 2,590 6,889
US Physical Therapy, Inc. 317 26,276
Viemed Healthcare, Inc.* 733 5,402
1,830,143
Health Care REITs — 0.9%
American Healthcare REIT, Inc. 3,354 143,518
CareTrust REIT, Inc. 4,393 151,163
Community Healthcare Trust,
Inc., REIT 576 8,876
Diversified Healthcare Trust,
REIT 4,621 17,606
Global Medical REIT, Inc. 1,346 10,095
LTC Properties, Inc., REIT 959 35,004

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
National Health Investors, Inc.,
REIT 974 $ 76,254
Sabra Health Care REIT, Inc. 5,008 95,703
Sila Realty Trust, Inc., REIT 1,172 29,230
Strawberry Fields REIT, Inc. 152 1,772
Universal Health Realty Income
Trust, REIT 273 11,081
580,302
Health Care Technology — 0.4%
Claritev Corp.* 162 11,164
Definitive Healthcare Corp.,
Class
a
A* 745 3,002
Evolent Health, Inc., Class
a
A* 2,471 23,845
Health Catalyst, Inc.* 1,425 4,831
HealthStream, Inc. 516 14,489
LifeMD, Inc.* 774 4,791
OptimizeRx Corp.* 363 6,559
Phreesia, Inc.* 1,191 37,707
Schrodinger, Inc.* 1,185 23,119
Simulations Plus, Inc.* 351 4,974
Teladoc Health, Inc.* 3,703 28,624
TruBridge, Inc.* 210 4,192
Waystar Holding Corp.* 1,919 72,692
239,989
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc. 4,716 61,591
Braemar Hotels & Resorts, Inc.,
REIT 1,241 3,425
Chatham Lodging Trust, REIT 981 7,485
DiamondRock Hospitality Co.,
REIT 4,394 37,613
Pebblebrook Hotel Trust, REIT 2,476 27,583
RLJ Lodging Trust, REIT 3,127 24,078
Ryman Hospitality Properties,
Inc., REIT 1,240 122,500
Service Properties Trust, REIT 3,253 8,783
Summit Hotel Properties, Inc.,
REIT 2,311 12,664
Sunstone Hotel Investors, Inc.,
REIT 4,059 38,479
Xenia Hotels & Resorts, Inc.,
REIT 2,142 30,266
374,467
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc.,
Class
a
A* 1,140 13,213
Bally's Corp.* 154 1,532
Biglari Holdings, Inc., Class
a
B* 14 4,352
BJ's Restaurants, Inc.* 452 15,169
Bloomin' Brands, Inc. 1,769 13,002
Brightstar Lottery plc*(b) 2,357 39,221
Brinker International, Inc.* 935 145,841
Cheesecake Factory, Inc.
(The)*(b) 975 59,924
Cracker Barrel Old Country
Store, Inc. 468 27,996
Dave & Buster's Entertainment,
Inc.* 572 14,683
Investments
Shares Value
Common Stocks (a) (continued)
Denny's Corp.* 1,060 $ 4,844
Dine Brands Global, Inc. 321 7,688
El Pollo Loco Holdings, Inc.* 556 5,910
First Watch Restaurant Group,
Inc.* 861 16,221
Genius Sports Ltd.* 4,665 59,665
Global Business Travel Group I* 1,990 16,597
Golden Entertainment, Inc. 412 10,246
Hilton Grand Vacations, Inc.* 1,289 61,253
Inspired Entertainment, Inc.* 526 4,892
Jack in the Box, Inc. 394 7,604
Krispy Kreme, Inc. 1,624 5,765
Kura Sushi USA, Inc., Class
a
A* 133 11,279
Life Time Group Holdings, Inc.* 2,859 79,823
Lindblad Expeditions Holdings,
Inc.* 793 11,562
Marriott Vacations Worldwide
Corp. 674 52,673
Monarch Casino & Resort, Inc. 273 28,482
Nathan's Famous, Inc. 57 5,968
Papa John's International, Inc. 688 33,513
Portillo's, Inc., Class
a
A* 1,188 8,411
Potbelly Corp.* 538 6,962
Pursuit Attractions and
Hospitality, Inc.* 447 16,673
RCI Hospitality Holdings, Inc. 173 6,437
Red Rock Resorts, Inc., Class
a
A 1,030 63,726
Rush Street Interactive, Inc.* 1,868 41,656
Sabre Corp.* 7,637 13,670
Serve Robotics, Inc.*(b) 986 10,945
Shake Shack, Inc., Class
a
A* 819 86,814
Six Flags Entertainment Corp.* 2,021 45,857
Super Group SGHC Ltd. 3,355 39,019
Sweetgreen, Inc., Class
a
A* 2,180 19,838
Target Hospitality Corp.* 675 6,122
United Parks & Resorts, Inc.* 572 30,076
Xponential Fitness, Inc.,
Class
a
A* 577 4,853
1,159,977
Household Durables — 1.8%
Bassett Furniture Industries,
Inc. 172 2,893
Beazer Homes USA, Inc.* 610 15,348
Cavco Industries, Inc.* 161 85,409
Century Communities, Inc. 564 37,156
Champion Homes, Inc.* 1,138 85,873
Cricut, Inc., Class
a
A 968 5,518
Dream Finders Homes, Inc.,
Class
a
A*(b) 636 17,674
Ethan Allen Interiors, Inc. 490 14,460
Flexsteel Industries, Inc. 79 3,664
Green Brick Partners, Inc.* 669 46,723
Hamilton Beach Brands Holding
Co., Class
a
A 151 2,226
Helen of Troy Ltd.* 481 11,809
Hovnanian Enterprises, Inc.,
Class
a
A* 102 14,317
Installed Building Products, Inc. 494 129,339
KB Home 1,474 93,673
La-Z-Boy, Inc. 874 32,312

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Legacy Housing Corp.* 182 $ 5,086
Leggett & Platt, Inc. 2,809 26,994
LGI Homes, Inc.* 438 27,117
Lovesac Co. (The)* 287 5,490
M/I Homes, Inc.* 556 81,877
Meritage Homes Corp. 1,497 116,302
Sonos, Inc.* 2,477 34,480
Taylor Morrison Home Corp.,
Class
a
A* 2,077 139,927
Traeger, Inc.* 667 840
Tri Pointe Homes, Inc.* 1,883 66,526
1,103,033
Household Products — 0.3%
Central Garden & Pet Co.* 195 7,104
Central Garden & Pet Co.,
Class
a
A* 1,089 35,970
Energizer Holdings, Inc. 1,397 38,501
Oil-Dri Corp. of America 208 12,351
Spectrum Brands Holdings, Inc. 539 30,718
WD-40 Co. 288 62,219
186,863
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.* 654 10,667
Montauk Renewables, Inc.* 1,415 3,042
Ormat Technologies, Inc. 1,286 118,171
131,880
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 504 16,632
Industrial REITs — 0.4%
Industrial Logistics Properties
Trust, REIT 1,125 6,930
Innovative Industrial Properties,
Inc., REIT 585 33,146
LXP Industrial Trust, REIT 6,141 55,760
Plymouth Industrial REIT, Inc. 864 19,008
Terreno Realty Corp., REIT 2,154 124,437
239,281
Insurance — 1.8%
Ambac Financial Group, Inc.* 997 9,003
American Coastal Insurance
Corp. 515 5,691
AMERISAFE, Inc. 400 18,472
Baldwin Insurance Group, Inc.
(The), Class
a
A* 1,480 46,872
Bowhead Specialty Holdings,
Inc.* 332 10,312
Citizens, Inc., Class
a
A*(b) 953 5,041
CNO Financial Group, Inc. 2,089 82,453
Crawford & Co., Class
a
A 344 3,729
Donegal Group, Inc., Class
a
A 344 6,154
eHealth, Inc.* 606 2,345
Employers Holdings, Inc. 509 22,019
F&G Annuities & Life, Inc. 449 15,522
Fidelis Insurance Holdings Ltd. 1,255 21,937
Investments
Shares Value
Common Stocks (a) (continued)
Genworth Financial, Inc.,
Class
a
A* 8,675 $ 74,345
GoHealth, Inc., Class
a
A* 101 516
Goosehead Insurance, Inc.,
Class
a
A 503 42,609
Greenlight Capital Re Ltd.,
Class
a
A* 556 7,167
Hamilton Insurance Group Ltd.,
Class
a
B* 948 22,600
HCI Group, Inc. 181 30,175
Heritage Insurance Holdings,
Inc.* 471 10,725
Hippo Holdings, Inc.* 376 12,713
Horace Mann Educators Corp. 860 39,543
Investors Title Co. 29 7,200
James River Group Holdings
Ltd. 775 4,355
Kestrel Group Ltd. 36 970
Kingstone Cos., Inc. 233 3,136
Kingsway Financial Services,
Inc.* 381 5,467
Lemonade, Inc.* 1,172 61,999
MBIA, Inc.* 962 7,658
Mercury General Corp. 565 43,691
NI Holdings, Inc.* 144 1,928
Oscar Health, Inc., Class
a
A* 3,857 64,258
Palomar Holdings, Inc.* 554 68,153
ProAssurance Corp.* 1,074 25,572
Root, Inc., Class
a
A* 225 20,749
Safety Insurance Group, Inc. 310 22,943
Selective Insurance Group, Inc. 1,281 100,213
Selectquote, Inc.* 2,892 6,536
SiriusPoint Ltd.* 2,158 40,398
Skyward Specialty Insurance
Group, Inc.* 754 36,418
Stewart Information Services
Corp. 585 42,611
Tiptree, Inc., Class
a
A 496 11,631
Trupanion, Inc.* 781 36,207
United Fire Group, Inc. 443 13,618
Universal Insurance Holdings,
Inc. 536 13,073
1,128,727
Interactive Media & Services — 0.6%
Angi, Inc., Class
a
A* 912 16,161
Arena Group Holdings, Inc.
(The)* 273 1,611
Bumble, Inc., Class
a
A* 1,533 9,459
Cargurus, Inc., Class
a
A* 1,733 59,962
Cars.com, Inc.* 1,224 15,973
EverQuote, Inc., Class
a
A* 576 13,392
fuboTV, Inc.* 7,026 24,802
Getty Images Holdings, Inc.* 2,315 4,260
Grindr, Inc.* 702 10,979
MediaAlpha, Inc., Class
a
A* 701 7,409
Nextdoor Holdings, Inc.* 4,458 9,139
QuinStreet, Inc.* 1,146 17,969
Rumble, Inc.*(b) 1,657 12,079
Shutterstock, Inc. 506 10,591
Teads Holding Co.* 759 1,328

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Travelzoo* 133 $ 1,305
TripAdvisor, Inc.* 2,450 42,679
TrueCar, Inc.* 1,655 3,641
Vimeo, Inc.* 3,313 13,915
Webtoon Entertainment, Inc.* 377 5,455
Yelp, Inc., Class
a
A* 1,302 41,169
Ziff Davis, Inc.* 896 34,236
ZipRecruiter, Inc., Class
a
A* 1,378 6,890
364,404
IT Services — 0.5%
Applied Digital Corp.* 3,725 59,526
ASGN, Inc.* 901 48,879
Backblaze, Inc., Class
a
A* 1,127 9,410
BigBear.ai Holdings, Inc.*(b) 6,098 30,917
Commerce.com, Inc., Series 1* 1,383 6,431
Couchbase, Inc.* 906 22,097
Crexendo, Inc.* 303 1,915
CSP, Inc. 146 1,761
DigitalOcean Holdings, Inc.* 1,362 44,428
Fastly, Inc., Class
a
A* 2,885 21,955
Grid Dynamics Holdings, Inc.* 1,390 11,523
Hackett Group, Inc. (The) 529 11,014
Information Services Group,
Inc. 741 3,831
Rackspace Technology, Inc.* 1,759 2,216
TSS, Inc.* 384 5,347
Tucows, Inc., Class
a
A* 142 2,596
Unisys Corp.* 1,404 5,490
VTEX, Class
a
A* 1,214 4,953
294,289
Leisure Products — 0.4%
Acushnet Holdings Corp. 593 45,453
American Outdoor Brands, Inc.* 259 2,704
Clarus Corp. 620 2,251
Escalade, Inc. 212 2,671
Funko, Inc., Class
a
A* 730 2,526
JAKKS Pacific, Inc. 187 3,323
Johnson Outdoors, Inc.,
Class
a
A 111 4,476
Latham Group, Inc.* 945 7,588
Malibu Boats, Inc., Class
a
A* 399 13,247
Marine Products Corp. 185 1,615
MasterCraft Boat Holdings,
Inc.* 343 7,525
Outdoor Holding Co.*(b) 1,851 2,647
Peloton Interactive, Inc.,
Class
a
A* 7,764 59,006
Polaris, Inc. 1,123 63,539
Smith & Wesson Brands, Inc. 925 7,557
Sturm Ruger & Co., Inc. 338 11,719
Topgolf Callaway Brands Corp.* 2,778 26,558
264,405
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class
a
A* 2,223 31,144
Adaptive Biotechnologies
Corp.* 3,142 41,412
Alpha Teknova, Inc.* 229 989
Investments
Shares Value
Common Stocks (a) (continued)
Atlantic International Corp.* 226 $ 895
Azenta, Inc.* 860 26,264
BioLife Solutions, Inc.* 798 19,990
CDT Equity, Inc.* 1 1
Codexis, Inc.* 1,723 4,704
CryoPort, Inc.* 1,029 9,117
Cytek Biosciences, Inc.* 2,473 10,238
Fortrea Holdings, Inc.* 1,922 18,932
Ginkgo Bioworks Holdings,
Inc.* 818 10,364
Lifecore Biomedical, Inc.* 580 4,414
Maravai LifeSciences Holdings,
Inc., Class
a
A* 2,569 6,217
MaxCyte, Inc.* 2,128 2,958
Mesa Laboratories, Inc. 108 7,317
Niagen Bioscience, Inc.* 1,099 10,880
OmniAb, Inc.* 2,110 3,376
Pacific Biosciences of
California, Inc.*(b) 5,811 7,612
Personalis, Inc.* 1,055 5,159
Quanterix Corp.* 859 3,909
Quantum-Si, Inc.* 2,968 3,324
Standard BioTools, Inc.* 6,301 7,939
237,155
Machinery — 3.7%
3D Systems Corp.* 2,772 6,376
Aebi Schmidt Holding AG 713 8,763
AirJoule Technologies Corp.* 453 2,084
Alamo Group, Inc. 217 45,887
Albany International Corp.,
Class
a
A 637 40,456
Astec Industries, Inc. 480 22,219
Atmus Filtration Technologies,
Inc. 1,759 78,311
Blue Bird Corp.* 678 39,588
Chart Industries, Inc.* 953 189,990
Columbus McKinnon Corp. 596 8,928
Douglas Dynamics, Inc. 477 16,061
Eastern Co. (The) 120 2,851
Energy Recovery, Inc.* 1,122 15,944
Enerpac Tool Group Corp.,
Class
a
A 1,142 48,352
Enpro, Inc. 445 97,353
ESCO Technologies, Inc. 547 109,898
Federal Signal Corp. 1,264 155,459
Franklin Electric Co., Inc. 841 82,300
Gencor Industries, Inc.* 217 3,528
Gorman-Rupp Co. (The) 442 18,904
Graham Corp.* 219 10,742
Greenbrier Cos., Inc. (The) 648 30,216
Helios Technologies, Inc. 698 37,860
Hillenbrand, Inc. 1,487 37,755
Hillman Solutions Corp.* 4,170 41,200
Hyster-Yale, Inc. 247 9,262
JBT Marel Corp. 1,100 157,619
Kadant, Inc. 248 80,173
Kennametal, Inc. 1,629 34,909
L B Foster Co., Class
a
A* 215 5,596
Lindsay Corp. 230 31,563

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Luxfer Holdings plc 563 $ 7,555
Manitowoc Co., Inc. (The)* 726 7,187
Mayville Engineering Co., Inc.* 299 4,365
Microvast Holdings, Inc.* 4,188 11,182
Miller Industries, Inc. 234 9,849
Mueller Water Products, Inc.,
Class
a
A 3,285 86,593
Omega Flex, Inc. 76 2,683
Palladyne AI Corp.* 537 4,060
Park-Ohio Holdings Corp. 202 4,080
Proto Labs, Inc.* 502 25,005
REV Group, Inc. 1,082 57,573
Richtech Robotics, Inc.,
Class
a
B* 1,461 4,449
SPX Technologies, Inc.* 1,016 190,104
Standex International Corp. 250 51,018
Tennant Co. 395 32,406
Terex Corp. 1,374 68,618
Titan International, Inc.* 1,025 9,040
Trinity Industries, Inc. 1,725 49,025
Wabash National Corp. 867 9,615
Watts Water Technologies, Inc.,
Class
a
A 578 160,048
Worthington Enterprises, Inc. 664 43,691
2,308,293
Marine Transportation — 0.2%
Costamare Bulkers Holdings
Ltd.* 182 1,922
Costamare, Inc. 933 10,673
Genco Shipping & Trading Ltd. 828 13,944
Himalaya Shipping Ltd. 627 4,746
Matson, Inc. 684 71,170
Pangaea Logistics Solutions
Ltd. 626 3,337
Safe Bulkers, Inc. 1,212 5,151
110,943
Media — 0.9%
Advantage Solutions, Inc.* 1,984 3,611
Altice USA, Inc., Class
a
A* 5,502 12,875
AMC Networks, Inc., Class
a
A* 679 4,794
Boston Omaha Corp.,
Class
a
A*(b) 458 6,110
Cable One, Inc. 108 17,440
EchoStar Corp., Class
a
A* 2,856 176,472
Emerald Holding, Inc. 291 1,499
Entravision Communications
Corp., Class
a
A 1,309 3,390
EW Scripps Co. (The), Class
a
A* 1,324 3,959
Gambling.com Group Ltd.* 347 3,029
Gannett Co., Inc.* 2,970 12,207
Gray Media, Inc. 1,850 11,340
Ibotta, Inc., Class
a
A* 276 7,435
iHeartMedia, Inc., Class
a
A* 2,509 5,344
Integral Ad Science Holding
Corp.* 1,606 14,438
John Wiley & Sons, Inc.,
Class
a
A 867 35,183
Magnite, Inc.* 2,948 76,501
Investments
Shares Value
Common Stocks (a) (continued)
National CineMedia, Inc. 1,348 $ 5,918
Newsmax, Inc., Class
a
B* 160 2,270
Nexxen International Ltd.* 796 7,984
PubMatic, Inc., Class
a
A* 879 7,621
Scholastic Corp. 457 11,727
Sinclair, Inc. 813 11,764
Stagwell, Inc., Class
a
A* 2,432 13,716
TechTarget, Inc.* 559 3,298
TEGNA, Inc. 3,387 71,804
Thryv Holdings, Inc.* 785 10,095
WideOpenWest, Inc.* 1,064 5,416
547,240
Metals & Mining — 1.7%
Alpha Metallurgical Resources,
Inc.* 246 36,701
American Battery Technology
Co.* 1,706 4,214
Ascent Industries Co.* 167 2,041
Caledonia Mining Corp. plc 347 8,876
Century Aluminum Co.* 1,100 24,563
Coeur Mining, Inc.* 13,488 177,367
Commercial Metals Co. 2,389 137,774
Compass Minerals
International, Inc.* 728 13,868
Constellium SE, Class
a
A* 2,996 43,412
Contango ORE, Inc.* 180 3,965
Critical Metals Corp.*(b) 677 4,194
Dakota Gold Corp.* 1,811 7,552
Ferroglobe plc 2,516 10,517
Friedman Industries, Inc. 140 2,673
Hecla Mining Co. 12,637 107,541
Idaho Strategic Resources, Inc.* 265 7,457
Ivanhoe Electric, Inc.* 1,806 16,110
Kaiser Aluminum Corp. 339 26,398
Lifezone Metals Ltd.* 584 2,616
MAC Copper Ltd., Class
a
A* 1,502 18,234
Materion Corp. 436 48,309
Metallus, Inc.* 773 12,700
NioCorp Developments Ltd.* 1,092 5,023
Novagold Resources, Inc.* 5,248 35,896
Olympic Steel, Inc. 208 7,012
Perpetua Resources Corp.* 970 18,304
Piedmont Lithium, Inc.* 437 3,168
Ramaco Resources, Inc.,
Class
a
A* 750 19,448
Ramaco Resources, Inc.,
Class
a
B 1 16
Ryerson Holding Corp. 569 12,973
SSR Mining, Inc.* 4,290 82,840
SunCoke Energy, Inc. 1,790 13,819
Tredegar Corp.* 563 4,408
United States Antimony Corp.* 1,928 8,772
US Gold Corp.* 232 3,046
US Goldmining, Inc.* 34 315
Vox Royalty Corp. 843 3,102
Warrior Met Coal, Inc. 1,098 67,132
Worthington Steel, Inc. 691 23,010
1,025,366

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
ACRES Commercial Realty
Corp.* 129 $ 2,709
Advanced Flower Capital, Inc. 384 1,790
AG Mortgage Investment Trust,
Inc. 586 4,430
Angel Oak Mortgage REIT, Inc. 259 2,554
Apollo Commercial Real Estate
Finance, Inc. 2,943 31,166
Arbor Realty Trust, Inc. 4,019 47,987
Ares Commercial Real Estate
Corp. 1,111 5,244
ARMOUR Residential REIT,
Inc.*(b) 2,130 32,610
Blackstone Mortgage Trust,
Inc., Class
a
A 3,425 66,993
BrightSpire Capital, Inc.,
Class
a
A 2,716 15,753
Chicago Atlantic Real Estate
Finance, Inc. 365 5,198
Chimera Investment Corp. 1,676 23,749
Claros Mortgage Trust, Inc. 1,942 7,185
Dynex Capital, Inc. 2,220 28,016
Ellington Financial, Inc. 1,944 26,516
Franklin BSP Realty Trust, Inc. 1,723 19,901
Invesco Mortgage Capital,
Inc.*(b) 1,389 10,862
KKR Real Estate Finance Trust,
Inc. 1,202 11,575
Ladder Capital Corp., Class
a
A 2,404 27,935
Lument Finance Trust, Inc. 960 2,150
MFA Financial, Inc. 2,169 22,124
New York Mortgage Trust, Inc. 1,792 12,938
Nexpoint Real Estate Finance,
Inc. 161 2,415
Orchid Island Capital, Inc. 2,271 16,033
PennyMac Mortgage
Investment Trust 1,838 22,626
Ready Capital Corp. 3,509 14,948
Redwood Trust, Inc. 2,798 17,124
Rithm Property Trust, Inc. 885 2,275
Seven Hills Realty Trust 306 3,311
Sunrise Realty Trust, Inc. 213 2,356
TPG RE Finance Trust, Inc. 1,441 13,473
Two Harbors Investment Corp. 2,200 22,000
525,946
Multi-Utilities — 0.4%
Avista Corp. 1,695 61,935
Black Hills Corp. 1,531 91,569
Northwestern Energy Group,
Inc. 1,299 74,706
Unitil Corp. 339 15,919
244,129
Office REITs — 0.7%
Brandywine Realty Trust, REIT 3,626 15,447
City Office REIT, Inc. 823 5,703
COPT Defense Properties, REIT 2,399 69,043
Douglas Emmett, Inc., REIT 3,412 55,308
Investments
Shares Value
Common Stocks (a) (continued)
Easterly Government
Properties, Inc., Class
a
A, REIT 838 $ 19,182
Empire State Realty Trust, Inc.,
Class
a
A, REIT 2,907 22,238
Franklin Street Properties
Corp., REIT 1,599 2,654
Hudson Pacific Properties, Inc.,
REIT* 6,728 18,906
JBG SMITH Properties, REIT 1,556 33,361
NET Lease Office Properties,
REIT 314 9,301
Paramount Group, Inc., REIT* 3,934 28,325
Peakstone Realty Trust, REIT 775 9,858
Piedmont Realty Trust, Inc.,
Class
a
A, REIT 2,617 22,166
Postal Realty Trust, Inc.,
Class
a
A, REIT 472 7,476
SL Green Realty Corp., REIT 1,513 86,075
405,043
Oil, Gas & Consumable Fuels — 2.9%
Ardmore Shipping Corp. 726 8,436
Berry Corp. 1,622 5,417
BKV Corp.* 352 8,205
California Resources Corp. 1,378 68,459
Calumet, Inc.* 1,451 23,651
Centrus Energy Corp., Class
a
A* 311 62,738
Clean Energy Fuels Corp.* 3,709 9,755
CNX Resources Corp.* 3,000 87,600
Comstock Resources, Inc.* 1,561 25,179
Core Natural Resources, Inc. 1,114 82,726
Crescent Energy Co., Class
a
A 3,768 35,947
CVR Energy, Inc.* 652 19,880
Delek US Holdings, Inc. 1,281 35,497
DHT Holdings, Inc. 2,684 31,457
Diversified Energy Co. plc(c) 1,158 19,072
Dorian LPG Ltd. 783 25,040
Empire Petroleum Corp.* 312 1,576
Encore Energy Corp.* 3,876 9,225
Energy Fuels, Inc.* 4,385 50,691
Epsilon Energy Ltd. 405 2,373
Evolution Petroleum Corp. 657 3,390
Excelerate Energy, Inc., Class
a
A 486 11,868
FLEX LNG Ltd.*(b) 659 17,958
FutureFuel Corp. 528 2,049
Gevo, Inc.* 4,871 8,427
Golar LNG Ltd. 2,105 92,241
Granite Ridge Resources, Inc. 1,138 6,327
Green Plains, Inc.* 1,352 15,021
Gulfport Energy Corp.* 321 55,864
HighPeak Energy, Inc.*(b) 385 2,965
Infinity Natural Resources, Inc.,
Class
a
A* 307 4,574
International Seaways, Inc. 847 38,471
Kinetik Holdings, Inc., Class
a
A 934 39,069
Kolibri Global Energy, Inc.* 741 4,179
Kosmos Energy Ltd.* 9,987 17,877
Lightbridge Corp.*(b) 395 5,976
Magnolia Oil & Gas Corp.,
Class
a
A 3,925 97,654
Murphy Oil Corp. 2,847 70,776

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
NACCO Industries, Inc.,
Class
a
A 84 $ 3,286
Navigator Holdings Ltd. 688 11,070
New Fortress Energy, Inc.* 3,560 8,758
NextDecade Corp.* 2,817 30,198
NextNRG, Inc.* 367 668
Nordic American Tankers
Ltd.*(b) 4,317 13,426
Northern Oil & Gas, Inc. 1,946 50,907
OPAL Fuels, Inc., Class
a
A*(b) 443 1,041
Par Pacific Holdings, Inc.* 1,125 38,970
PBF Energy, Inc., Class
a
A 1,766 48,247
Peabody Energy Corp. 2,579 44,875
Prairie Operating Co.*(b) 453 1,155
PrimeEnergy Resources Corp.* 11 1,664
REX American Resources
Corp.* 312 19,522
Riley Exploration Permian, Inc. 278 8,134
Sable Offshore Corp.* 1,439 38,824
SandRidge Energy, Inc. 766 9,069
Scorpio Tankers, Inc. 917 46,217
SFL Corp. Ltd. 2,554 20,764
SM Energy Co. 2,402 68,577
Summit Midstream Corp.* 208 4,788
Talos Energy, Inc.* 2,534 25,036
Teekay Corp. Ltd. 1,098 9,004
Teekay Tankers Ltd., Class
a
A 507 24,929
Uranium Energy Corp.* 8,965 95,836
VAALCO Energy, Inc. 2,180 8,458
Verde Clean Fuels, Inc.* 87 252
Vital Energy, Inc.* 627 11,173
Vitesse Energy, Inc.*(b) 620 16,498
W&T Offshore, Inc.*(b) 2,088 3,800
World Kinect Corp. 1,164 31,207
1,803,963
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 332 7,161
Magnera Corp.* 700 8,680
Sylvamo Corp. 725 33,444
49,285
Passenger Airlines — 0.5%
Allegiant Travel Co.* 304 19,049
Frontier Group Holdings, Inc.* 1,779 8,717
JetBlue Airways Corp.* 6,775 36,246
Joby Aviation, Inc.*(b) 9,719 137,524
SkyWest, Inc.* 852 103,433
Spirit Aviation Holdings, Inc.* 337 411
Strata Critical Medical, Inc.* 1,351 5,904
Sun Country Airlines Holdings,
Inc.* 1,076 14,257
325,541
Personal Care Products — 0.2%
Beauty Health Co. (The)* 2,404 5,000
Edgewell Personal Care Co. 983 23,612
FitLife Brands, Inc.* 82 1,527
Herbalife Ltd.* 2,129 20,822
Honest Co., Inc. (The)* 1,965 7,781
Investments
Shares Value
Common Stocks (a) (continued)
Interparfums, Inc. 386 $ 44,367
Lifevantage Corp. 222 2,908
Medifast, Inc.* 228 3,199
Nature's Sunshine Products,
Inc.* 306 5,156
Nu Skin Enterprises, Inc.,
Class
a
A 1,031 12,547
Olaplex Holdings, Inc.* 2,957 4,228
USANA Health Sciences, Inc.* 235 7,499
Waldencast plc, Class
a
A* 891 1,390
140,036
Pharmaceuticals — 1.9%
Aardvark Therapeutics, Inc.* 119 988
Aclaris Therapeutics, Inc.* 1,909 3,684
Alumis, Inc.* 1,016 4,714
Amneal Pharmaceuticals, Inc.* 3,167 30,277
Amphastar Pharmaceuticals,
Inc.* 782 23,945
Amylyx Pharmaceuticals, Inc.* 1,459 13,685
ANI Pharmaceuticals, Inc.* 382 35,717
Aquestive Therapeutics, Inc.* 1,811 6,827
Arvinas, Inc.* 1,381 10,675
Atea Pharmaceuticals, Inc.* 1,614 5,423
Avadel Pharmaceuticals plc,
ADR* 1,880 27,749
Axsome Therapeutics, Inc.* 852 103,331
BioAge Labs, Inc.* 498 2,455
Biote Corp., Class
a
A* 614 2,112
Collegium Pharmaceutical, Inc.* 674 26,151
CorMedix, Inc.* 1,353 20,065
Crinetics Pharmaceuticals, Inc.* 1,904 59,005
Edgewise Therapeutics, Inc.* 1,535 22,027
Enliven Therapeutics, Inc.* 677 13,723
Esperion Therapeutics, Inc.* 4,203 9,331
Eton Pharmaceuticals, Inc.* 540 9,347
Evolus, Inc.* 1,123 8,569
EyePoint Pharmaceuticals, Inc.* 1,307 15,122
Fulcrum Therapeutics, Inc.* 1,124 7,284
Harmony Biosciences Holdings,
Inc.* 920 33,939
Harrow, Inc.* 666 25,974
Indivior plc* 2,554 62,011
Innoviva, Inc.* 1,326 27,090
Journey Medical Corp.* 255 1,839
LENZ Therapeutics, Inc.* 374 14,448
Ligand Pharmaceuticals, Inc.* 402 65,007
Liquidia Corp.* 1,352 37,423
Maze Therapeutics, Inc.* 187 2,710
MBX Biosciences, Inc.* 358 5,402
MediWound Ltd.* 162 2,705
Mind Medicine MindMed,
Inc.*(b) 1,586 14,084
Nuvation Bio, Inc.*(b) 5,254 15,604
Ocular Therapeutix, Inc.* 2,960 36,142
Omeros Corp.*(b) 1,187 4,938
Pacira BioSciences, Inc.* 970 25,870
Phathom Pharmaceuticals, Inc.* 888 10,816
Phibro Animal Health Corp.,
Class
a
A 431 15,977

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Prestige Consumer Healthcare,
Inc.* 1,042 $ 70,898
Rapport Therapeutics, Inc.* 369 6,506
scPharmaceuticals, Inc.* 721 3,966
Septerna, Inc.* 450 5,445
SIGA Technologies, Inc. 865 7,257
Supernus Pharmaceuticals,
Inc.* 1,136 51,256
Tarsus Pharmaceuticals, Inc.* 816 47,801
Terns Pharmaceuticals, Inc.* 1,522 10,593
Theravance Biopharma, Inc.* 797 11,062
Third Harmonic Bio, Inc.*‡ 522 —
Trevi Therapeutics, Inc.* 1,597 11,586
Tvardi Therapeutics, Inc.* 73 2,184
WaVe Life Sciences Ltd.* 2,360 22,656
Xeris Biopharma Holdings, Inc.* 3,154 24,696
Zevra Therapeutics, Inc.* 1,143 10,367
1,150,458
Professional Services — 1.8%
Acuren Corp.* 3,589 40,448
Alight, Inc., Class
a
A 9,082 35,238
Asure Software, Inc.* 522 4,385
Barrett Business Services, Inc. 525 25,620
BlackSky Technology, Inc.* 589 10,343
CBIZ, Inc.* 1,104 71,252
Conduent, Inc.* 3,139 8,726
CRA International, Inc. 139 26,933
CSG Systems International, Inc. 585 37,534
Exponent, Inc. 1,069 76,305
First Advantage Corp.* 1,666 27,256
Forrester Research, Inc.* 242 2,357
Franklin Covey Co.* 234 4,577
Heidrick & Struggles
International, Inc. 431 21,899
HireQuest, Inc.*(b) 116 1,132
Huron Consulting Group, Inc.* 358 49,032
IBEX Holdings Ltd.* 210 6,201
ICF International, Inc. 386 37,913
Innodata, Inc.*(b) 639 24,269
Insperity, Inc. 761 42,023
Kelly Services, Inc., Class
a
A 639 9,093
Kforce, Inc. 377 12,290
Korn Ferry 1,089 80,739
Legalzoom.com, Inc.* 2,333 25,850
Maximus, Inc. 1,193 104,889
Mistras Group, Inc.* 347 3,317
Planet Labs PBC* 4,509 31,969
RCM Technologies, Inc.* 103 2,794
Resolute Holdings
Management, Inc.* 90 5,948
Resources Connection, Inc. 684 3,495
Skillsoft Corp.* 94 1,445
Spire Global, Inc.* 577 5,216
TriNet Group, Inc. 630 45,625
TrueBlue, Inc.* 602 3,594
TTEC Holdings, Inc.* 418 1,584
Upwork, Inc.* 2,619 40,306
Verra Mobility Corp., Class
a
A* 3,364 83,595
Willdan Group, Inc.* 293 32,189
Investments
Shares Value
Common Stocks (a) (continued)
WNS Holdings Ltd.* 852 $ 64,283
1,111,664
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.* 28 428
Anywhere Real Estate, Inc.* 2,221 13,570
Compass, Inc., Class
a
A* 9,601 87,177
Cushman & Wakefield plc* 4,876 76,895
Douglas Elliman, Inc.* 1,543 4,197
eXp World Holdings, Inc. 1,650 17,869
Forestar Group, Inc.* 407 11,262
FRP Holdings, Inc.* 245 6,296
Kennedy-Wilson Holdings, Inc. 2,548 22,422
Logistic Properties of The
Americas* 67 435
Marcus & Millichap, Inc. 506 16,491
Maui Land & Pineapple Co.,
Inc.* 143 2,485
Newmark Group, Inc., Class
a
A 2,873 52,317
RE/MAX Holdings, Inc.,
Class
a
A* 385 3,627
Real Brokerage, Inc. (The)* 2,231 12,003
RMR Group, Inc. (The), Class
a
A 327 5,520
Seaport Entertainment Group,
Inc.* 157 3,919
St Joe Co. (The) 802 40,469
Stratus Properties, Inc.* 140 2,724
Tejon Ranch Co.* 443 7,713
Transcontinental Realty
Investors, Inc.* 40 1,885
389,704
Residential REITs — 0.4%
Apartment Investment and
Management Co., Class
a
A,
REIT 2,778 21,752
BRT Apartments Corp., REIT 229 3,664
Centerspace, REIT 354 21,063
Clipper Realty, Inc., REIT 290 1,299
Elme Communities, REIT 1,854 31,666
Independence Realty Trust,
Inc., REIT 4,899 88,721
NexPoint Residential Trust, Inc.,
REIT 473 16,323
UMH Properties, Inc., REIT 1,643 25,779
Veris Residential, Inc., REIT 1,662 26,143
236,410
Retail REITs — 1.1%
Acadia Realty Trust, REIT 2,779 55,608
Alexander's, Inc., REIT 47 10,826
CBL & Associates Properties,
Inc., REIT 384 12,230
Curbline Properties Corp., REIT 2,050 46,186
FrontView REIT, Inc. 372 4,974
Getty Realty Corp., REIT 1,093 31,249
InvenTrust Properties Corp.,
REIT 1,643 48,912
Kite Realty Group Trust, REIT 4,654 106,204
Macerich Co. (The), REIT 5,350 98,440

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
NETSTREIT Corp., REIT 1,732 $ 31,678
Phillips Edison & Co., Inc., REIT 2,660 93,605
Saul Centers, Inc., REIT 259 8,850
SITE Centers Corp., REIT 1,056 12,968
Tanger, Inc., REIT 2,355 80,494
Urban Edge Properties, REIT 2,679 55,429
Whitestone REIT 950 12,502
710,155
Semiconductors & Semiconductor Equipment — 2.8%
ACM Research, Inc., Class
a
A* 1,063 29,998
Aehr Test Systems* 600 14,970
Aeluma, Inc.* 202 4,603
Alpha & Omega Semiconductor
Ltd.* 521 14,989
Ambarella, Inc.* 859 70,850
Atomera, Inc.* 616 2,020
Axcelis Technologies, Inc.* 678 54,267
CEVA, Inc.* 494 10,977
Cohu, Inc.* 963 19,164
Credo Technology Group
Holding Ltd.* 3,088 379,994
Diodes, Inc.* 967 52,639
FormFactor, Inc.* 1,641 47,901
Ichor Holdings Ltd.* 716 12,065
Impinj, Inc.* 546 102,359
indie Semiconductor, Inc.,
Class
a
A*(b) 4,082 18,491
Kopin Corp.* 3,146 6,607
Kulicke & Soffa Industries, Inc. 1,099 41,212
MaxLinear, Inc., Class
a
A* 1,719 27,023
Navitas Semiconductor Corp.,
Class
a
A* 2,819 16,519
NVE Corp. 101 6,522
PDF Solutions, Inc.* 673 13,763
Penguin Solutions, Inc.* 1,123 27,098
Photronics, Inc.* 1,294 29,335
Power Integrations, Inc. 1,196 53,940
Rambus, Inc.* 2,274 167,753
Rigetti Computing, Inc.*(b) 5,960 96,731
Semtech Corp.* 1,837 106,711
Silicon Laboratories, Inc.* 679 91,224
SiTime Corp.* 445 107,543
SkyWater Technology, Inc.* 552 6,618
Synaptics, Inc.* 821 57,355
Ultra Clean Holdings, Inc.* 941 22,603
Veeco Instruments, Inc.* 1,205 29,547
1,743,391
Software — 5.7%
8x8, Inc.* 2,745 5,435
A10 Networks, Inc. 1,554 27,521
ACI Worldwide, Inc.* 2,222 109,656
Adeia, Inc. 2,289 34,427
Agilysys, Inc.* 545 59,470
Airship AI Holdings, Inc.*(b) 421 1,882
Alarm.com Holdings, Inc.* 1,002 58,747
Alkami Technology, Inc.* 1,436 36,762
Amplitude, Inc., Class
a
A* 1,835 20,974
Appian Corp., Class
a
A* 830 25,547
Investments
Shares Value
Common Stocks (a) (continued)
Arteris, Inc.* 594 $ 5,595
Asana, Inc., Class
a
A* 1,965 28,689
AudioEye, Inc.* 168 2,159
AvePoint, Inc.* 2,799 45,792
Bit Digital, Inc.* 3,818 9,812
Bitdeer Technologies Group,
Class
a
A*(b) 1,888 26,980
Blackbaud, Inc.* 806 53,768
BlackLine, Inc.* 1,110 60,351
Blend Labs, Inc., Class
a
A* 4,418 15,993
Box, Inc., Class
a
A* 2,960 96,585
Braze, Inc., Class
a
A* 1,605 44,458
C3.ai, Inc., Class
a
A*(b) 2,550 43,120
Cerence, Inc.* 920 9,688
Cipher Mining, Inc.* 5,583 42,654
Cleanspark, Inc.*(b) 5,845 55,352
Clear Secure, Inc., Class
a
A 1,763 64,015
Clearwater Analytics Holdings,
Inc., Class
a
A* 5,197 107,422
Commvault Systems, Inc.* 933 174,140
Consensus Cloud Solutions,
Inc.* 409 10,867
Core Scientific, Inc.*(b) 5,819 83,503
CoreCard Corp.* 117 3,237
CS Disco, Inc.* 501 2,740
Daily Journal Corp.* 27 12,614
Digimarc Corp.* 327 2,832
Digital Turbine, Inc.* 2,144 9,005
Domo, Inc., Class
a
B* 726 10,658
D-Wave Quantum, Inc.* 6,067 94,767
eGain Corp.* 386 2,428
EverCommerce, Inc.*(b) 308 3,557
Expensify, Inc., Class
a
A* 1,258 2,466
Five9, Inc.* 1,610 43,341
Freshworks, Inc., Class
a
A* 4,296 57,867
Hut 8 Corp.* 1,986 53,086
I3 Verticals, Inc., Class
a
A* 487 15,316
Intapp, Inc.* 1,168 53,716
InterDigital, Inc. 545 148,082
Jamf Holding Corp.* 1,419 13,225
Kaltura, Inc.* 1,712 2,722
Life360, Inc.* 339 30,661
LiveRamp Holdings, Inc.* 1,361 37,999
MARA Holdings, Inc.*(b) 7,307 116,766
Mercurity Fintech Holding, Inc.* 672 4,697
Meridianlink, Inc.* 672 13,366
Mitek Systems, Inc.* 937 9,529
N-able, Inc.* 1,518 12,235
NCR Voyix Corp.* 2,930 38,617
NextNav, Inc.* 1,854 33,020
Olo, Inc., Class
a
A* 2,431 24,918
ON24, Inc.* 788 4,507
OneSpan, Inc. 761 11,510
Ooma, Inc.* 534 6,899
Pagaya Technologies Ltd.,
Class
a
A* 885 32,639
PagerDuty, Inc.* 1,776 29,730
Porch Group, Inc.* 1,695 28,764
Progress Software Corp.* 902 41,754
PROS Holdings, Inc.* 920 14,260

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Q2 Holdings, Inc.* 1,311 $ 103,215
Qualys, Inc.* 770 104,574
Rapid7, Inc.* 1,345 27,855
Red Violet, Inc. 239 12,007
ReposiTrak, Inc. 238 3,856
Rezolve AI plc* 1,912 7,151
Rimini Street, Inc.* 1,027 4,447
Riot Platforms, Inc.* 6,962 95,797
Sapiens International Corp. NV 656 28,142
SEMrush Holdings, Inc.,
Class
a
A* 969 7,655
Silvaco Group, Inc.*(b) 161 860
SoundHound AI, Inc.,
Class
a
A*(b) 7,712 100,410
SoundThinking, Inc.* 200 2,546
Sprinklr, Inc., Class
a
A* 2,318 20,028
Sprout Social, Inc., Class
a
A* 1,087 17,164
SPS Commerce, Inc.* 802 88,461
Synchronoss Technologies,
Inc.* 226 1,361
Telos Corp.* 1,155 7,138
Tenable Holdings, Inc.* 2,516 77,795
Terawulf, Inc.* 5,607 52,986
Varonis Systems, Inc., Class
a
B* 2,324 137,162
Verint Systems, Inc.* 1,310 26,711
Vertex, Inc., Class
a
A* 1,370 35,373
Viant Technology, Inc., Class
a
A* 328 3,411
Weave Communications, Inc.* 1,228 9,554
WM Technology, Inc.* 1,838 2,279
Workiva, Inc., Class
a
A* 1,057 86,928
Xperi, Inc.* 941 5,646
Yext, Inc.* 2,174 19,762
Zeta Global Holdings Corp.,
Class
a
A* 3,963 77,833
3,553,001
Specialized REITs — 0.4%
Farmland Partners, Inc., REIT 874 9,631
Four Corners Property Trust,
Inc., REIT 2,102 54,421
Gladstone Land Corp., REIT 718 6,606
Outfront Media, Inc., REIT 2,934 54,807
PotlatchDeltic Corp., REIT 1,650 69,350
Safehold, Inc., REIT 1,182 19,456
Smartstop Self Storage REIT,
Inc., REIT 596 21,688
235,959
Specialty Retail — 2.2%
1-800-Flowers.com, Inc.,
Class
a
A*(b) 461 2,582
Abercrombie & Fitch Co.,
Class
a
A* 992 92,782
Academy Sports & Outdoors,
Inc. 1,399 74,916
Advance Auto Parts, Inc. 1,264 77,091
American Eagle Outfitters, Inc. 3,422 44,281
America's Car-Mart, Inc.* 157 7,035
Arhaus, Inc., Class
a
A* 1,078 12,645
Arko Corp. 1,618 8,090
Investments
Shares Value
Common Stocks (a) (continued)
Asbury Automotive Group, Inc.* 415 $ 104,389
BARK, Inc.* 2,244 2,025
Barnes & Noble Education,
Inc.*(b) 315 2,718
Bed Bath & Beyond, Inc.* 1,159 10,443
Boot Barn Holdings, Inc.* 649 115,373
Buckle, Inc. (The) 667 37,745
Build-A-Bear Workshop, Inc. 263 15,993
Caleres, Inc. 695 10,425
Camping World Holdings, Inc.,
Class
a
A 1,268 22,203
Citi Trends, Inc.* 100 3,563
Designer Brands, Inc., Class
a
A 675 2,504
Envela Corp.* 139 1,038
EVgo, Inc., Class
a
A* 2,699 10,445
Foot Locker, Inc.* 1,803 44,534
Genesco, Inc.* 213 6,812
Group 1 Automotive, Inc. 267 124,096
Haverty Furniture Cos., Inc. 285 6,427
J Jill, Inc. 154 2,581
Lands' End, Inc.* 250 3,590
MarineMax, Inc.* 400 10,540
Monro, Inc. 629 10,429
National Vision Holdings, Inc.* 1,641 37,645
ODP Corp. (The)* 581 11,771
OneWater Marine, Inc., Class
a
A* 236 3,972
Petco Health & Wellness Co.,
Inc., Class
a
A* 1,651 6,587
RealReal, Inc. (The)* 2,008 15,321
Revolve Group, Inc., Class
a
A* 854 19,104
Sally Beauty Holdings, Inc.* 2,152 29,827
Shoe Carnival, Inc. 381 7,963
Signet Jewelers Ltd. 880 77,484
Sleep Number Corp.* 440 4,633
Sonic Automotive, Inc., Class
a
A 311 25,561
Stitch Fix, Inc., Class
a
A* 2,233 11,813
ThredUp, Inc., Class
a
A* 1,915 20,720
Tile Shop Holdings, Inc.* 606 3,763
Torrid Holdings, Inc.* 495 1,079
Upbound Group, Inc. 1,106 28,103
Urban Outfitters, Inc.* 1,332 89,351
Victoria's Secret & Co.* 1,439 33,126
Warby Parker, Inc., Class
a
A* 2,069 54,208
Winmark Corp. 63 29,222
Zumiez, Inc.* 331 5,690
1,384,238
Technology Hardware, Storage & Peripherals — 0.6%
CompoSecure, Inc., Class
a
A*(b) 925 17,686
Corsair Gaming, Inc.* 982 8,769
CPI Card Group, Inc.* 124 1,932
Diebold Nixdorf, Inc.* 535 32,694
Eastman Kodak Co.* 1,330 7,847
Immersion Corp. 622 4,391
IonQ, Inc.*(b) 4,996 213,529
Quantum Computing, Inc.*(b) 2,426 38,282
Turtle Beach Corp.* 315 4,983
Xerox Holdings Corp. 2,478 9,863
339,976

AUGUST 31, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.* 2,450 $ 50,446
Carter's, Inc. 750 21,420
Ermenegildo Zegna NV*(b) 1,300 10,972
Figs, Inc., Class
a
A* 1,862 13,127
G-III Apparel Group Ltd.* 824 22,248
Hanesbrands, Inc.* 7,401 46,700
Kontoor Brands, Inc. 1,161 89,687
Lakeland Industries, Inc. 192 2,917
Movado Group, Inc. 320 5,846
Oxford Industries, Inc. 297 13,083
Rocky Brands, Inc. 148 4,504
Steven Madden Ltd. 1,462 42,457
Superior Group of Cos., Inc. 239 3,140
Wolverine World Wide, Inc. 1,696 54,170
380,717
Tobacco — 0.1%
Ispire Technology, Inc.* 395 1,256
Turning Point Brands, Inc. 359 35,721
Universal Corp. 510 28,534
65,511
Trading Companies & Distributors — 1.3%
Alta Equipment Group, Inc. 428 3,570
BlueLinx Holdings, Inc.* 164 13,548
Boise Cascade Co. 803 69,861
Custom Truck One Source, Inc.* 1,268 7,786
Distribution Solutions Group,
Inc.* 206 6,635
DNOW, Inc.* 2,270 36,320
DXP Enterprises, Inc.* 275 34,342
EVI Industries, Inc. 106 2,940
GATX Corp. 757 127,411
Global Industrial Co. 302 11,274
GMS, Inc.* 812 89,263
Herc Holdings, Inc. 687 89,853
Hudson Technologies, Inc.* 818 8,311
Karat Packaging, Inc. 144 3,640
McGrath RentCorp 517 62,810
MRC Global, Inc.* 1,795 27,069
NPK International, Inc.* 1,693 17,607
Rush Enterprises, Inc., Class
a
A 1,318 75,653
Rush Enterprises, Inc., Class
a
B 193 11,202
Titan Machinery, Inc.* 439 8,780
Transcat, Inc.* 192 16,118
Willis Lease Finance Corp. 76 11,300
Xometry, Inc., Class
a
A* 915 45,274
780,567
Transportation Infrastructure — 0.0%(d)
Sky Harbour Group Corp.* 448 4,722
Water Utilities — 0.3%
American States Water Co. 814 60,667
Cadiz, Inc.* 1,156 4,138
California Water Service Group 1,259 59,085
Consolidated Water Co. Ltd. 318 10,580
Investments
Shares Value
Common Stocks (a) (continued)
Global Water Resources, Inc. 262 $ 2,531
H2O America 671 33,798
Middlesex Water Co. 375 20,078
Pure Cycle Corp.* 418 4,222
York Water Co. (The) 303 9,414
204,513
Wireless Telecommunication Services — 0.2%
Gogo, Inc.* 1,440 15,811
Spok Holdings, Inc. 429 7,791
Telephone and Data Systems,
Inc. 2,067 82,866
106,468
Total Common Stocks
(Cost $55,051,847)
57,703,435
Securities Lending Reinvestments (e) — 1.3%
Investment Companies — 1.3%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (f)
(Cost $792,808) 792,808 792,808
Principal
Amount
Short-Term Investments — 5.6%
Repurchase Agreements (g) — 5.6%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $3,471,935
(Cost $3,470,275) $ 3,470,275
3,470,275
Total Investments — 99.8%
(Cost $59,314,930) 61,966,518
Other assets less liabilities — 0.2% 141,553
Net Assets — 100.0% $ 62,108,071
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $12,675,438.
(b) The security or a portion of this security is on loan at August
31, 2025. The total value of securities on loan at August 31,
2025 was $1,542,119, collateralized in the form of cash with a value of $792,808 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $869,415 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 4, 2025 – February 15, 2055. The total value of collateral is $1,662,223.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
(e) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $792,808.
(f) Rate shown is the 7-day yield as of August 31, 2025.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust
Futures Contracts Purchased
Russell 2000 High Income ETF had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 33 9/19/2025 U.S. Dollar $ 3,910,170 $ 408,011
Swap Agreements
Russell 2000 High Income ETF had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
61,488,040 4/6/2027 Goldman Sachs International N/A
Russell 2000
®
Daily Covered
Call Index (1,971,139)
61,488,040 (1,971,139)
Total Unrealized
Depreciation
(1,971,139)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

AUGUST 31, 2025 (Unaudited) :: RUSSELL U.S. DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TMDV
::
Investments
Shares Value
Common Stocks — 99 .7%
Banks — 4.7%
Commerce Bancshares, Inc. 1,047 $ 64,851
Community Trust Bancorp, Inc. 1,245 72,733
United Bankshares, Inc. 1,789 68,590
206,174
Beverages — 4.7%
Brown-Forman Corp.,
Class
a
B*(a) 2,382 71,317
Coca-Cola Co. (The) 899 62,022
PepsiCo, Inc. 491 72,987
206,326
Building Products — 1.6%
Carlisle Cos., Inc. 177 68,303
Capital Markets — 5.0%
Franklin Resources, Inc. 2,875 73,773
S&P Global, Inc. 128 70,200
T. Rowe Price Group, Inc. 687 73,935
217,908
Chemicals — 9.1%
Air Products and Chemicals,
Inc. 229 67,351
HB Fuller Co. 1,159 70,757
PPG Industries, Inc. 580 64,513
RPM International, Inc. 566 70,926
Sherwin-Williams Co. (The) 182 66,581
Stepan Co. 1,167 58,385
398,513
Commercial Services & Supplies — 3.1%
ABM Industries, Inc. 1,403 68,986
MSA Safety, Inc. 394 67,216
136,202
Consumer Staples Distribution & Retail — 4.5%
Sysco Corp. 862 69,365
Target Corp. 654 62,771
Walmart, Inc. 685 66,431
198,567
Containers & Packaging — 1.5%
Sonoco Products Co. 1,424 67,284
Distributors — 1.7%
Genuine Parts Co. 532 74,124
Electrical Equipment — 1.5%
Emerson Electric Co. 513 67,716
Food Products — 7.8%
Archer-Daniels-Midland Co. 1,309 81,996
Hormel Foods Corp. 2,094 53,271
Marzetti Co. (The) 384 70,118
McCormick & Co., Inc.
(Non-Voting) 857 60,307
Investments
Shares Value
Common Stocks (continued)
Tootsie Roll Industries, Inc. 1,955 $ 78,611
344,303
Gas Utilities — 4.6%
Atmos Energy Corp. 420 69,775
National Fuel Gas Co. 772 66,963
Northwest Natural Holding Co. 1,613 66,988
203,726
Health Care Equipment & Supplies — 4.6%
Abbott Laboratories 477 63,279
Becton Dickinson & Co. 372 71,789
Medtronic plc 734 68,122
203,190
Health Care REITs — 1.5%
Universal Health Realty Income
Trust, REIT 1,578 64,051
Hotels, Restaurants & Leisure — 1.5%
McDonald's Corp. 214 67,098
Household Products — 5.6%
Clorox Co. (The) 511 60,400
Colgate-Palmolive Co. 698 58,681
Kimberly-Clark Corp. 486 62,762
Procter & Gamble Co. (The) 398 62,502
244,345
Insurance — 6.0%
Aflac, Inc. 633 67,642
Cincinnati Financial Corp. 439 67,431
Old Republic International
Corp. 1,745 69,748
RLI Corp. 873 59,128
263,949
Machinery — 8.0%
Dover Corp. 363 64,926
Gorman-Rupp Co. (The) 1,769 75,660
Illinois Tool Works, Inc. 264 69,868
Nordson Corp. 298 67,077
Stanley Black & Decker, Inc. 963 71,541
349,072
Metals & Mining — 1.9%
Nucor Corp. 549 81,653
Multi-Utilities — 2.9%
Black Hills Corp. 1,131 67,645
Consolidated Edison, Inc. 626 61,492
129,137
Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp. 448 71,949
Pharmaceuticals — 1.7%
Johnson & Johnson 414 73,348

RUSSELL U.S. DIVIDEND GROWERS ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TMDV
::
Investments
Shares Value
Common Stocks (continued)
Professional Services — 1.4%
Automatic Data Processing, Inc. 209 $ 63,546
Retail REITs — 3.0%
Federal Realty Investment Trust,
REIT 672 67,570
NNN REIT, Inc. 1,527 65,523
133,093
Specialty Retail — 1.7%
Lowe's Cos., Inc. 290 74,837
Tobacco — 1.4%
Universal Corp. 1,064 59,531
Trading Companies & Distributors — 1.4%
WW Grainger, Inc. 60 60,810
Water Utilities — 5.7%
American States Water Co. 827 61,636
California Water Service Group 1,392 65,327
H2O America 1,215 61,199
Middlesex Water Co. 1,139 60,982
249,144
Total Common Stocks
(Cost $4,435,176)
4,377,899
Securities Lending Reinvestments (b) — 1 .6%
Investment Companies — 1 .6%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (c)
(Cost $70,240) 70,240 70,240
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $4,701
(Cost $4,698) $ 4,698
4,698
Total Investments — 101.4%
(Cost $4,510,114) 4,452,837
Liabilities in excess of other assets — (1.4%) (62,004)
Net Assets — 100.0% $ 4,390,833
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $71,167, collateralized in the form of cash with a value of $70,240 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments. The market value of the loaned securities is determined at the close of each business day of the Fund
and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $70,240.
(c) Rate shown is the 7-day yield as of August 31, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

NOBL
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 1.5%
General Dynamics Corp. 536,799 $ 174,228,851
Air Freight & Logistics — 3.3%
CH Robinson Worldwide, Inc. 1,635,007 210,425,401
Expeditors International of
Washington, Inc. 1,443,714 174,025,285
384,450,686
Beverages — 4.3%
Brown-Forman Corp.,
Class
a
B*(a) 5,415,203 162,131,178
Coca-Cola Co. (The) 2,441,153 168,415,145
PepsiCo, Inc. 1,167,280 173,516,172
504,062,495
Biotechnology — 1.6%
AbbVie, Inc. 884,088 186,012,115
Building Products — 1.4%
A O Smith Corp. 2,281,357 162,637,941
Capital Markets — 5.7%
FactSet Research Systems, Inc. 400,812 149,631,136
Franklin Resources, Inc. 6,823,775 175,098,066
S&P Global, Inc. 317,700 174,239,388
T. Rowe Price Group, Inc. 1,568,275 168,777,756
667,746,346
Chemicals — 8.8%
Air Products and Chemicals,
Inc. 567,540 166,919,190
Albemarle Corp. 2,003,261 170,116,924
Ecolab, Inc. 625,150 173,191,556
Linde plc 357,770 171,117,813
PPG Industries, Inc. 1,466,557 163,125,135
Sherwin-Williams Co. (The) 495,824 181,387,294
1,025,857,912
Commercial Services & Supplies — 1.4%
Cintas Corp. 756,838 158,958,685
Consumer Staples Distribution & Retail — 4.2%
Sysco Corp. 2,112,240 169,971,953
Target Corp. 1,594,065 152,998,358
Walmart, Inc. 1,746,208 169,347,252
492,317,563
Containers & Packaging — 1.3%
Amcor plc 17,283,166 149,153,723
Distributors — 1.5%
Genuine Parts Co. 1,266,302 176,433,858
Electric Utilities — 2.8%
Eversource Energy 2,540,032 162,739,850
Investments
Shares Value
Common Stocks (continued)
NextEra Energy, Inc. 2,343,803 $ 168,871,006
331,610,856
Electrical Equipment — 1.3%
Emerson Electric Co. 1,148,916 151,656,912
Food Products — 5.8%
Archer-Daniels-Midland Co. 3,039,348 190,384,759
Hormel Foods Corp. 5,758,146 146,487,234
J M Smucker Co. (The) 1,553,117 171,634,960
McCormick & Co., Inc.
(Non-Voting) 2,360,863 166,133,929
674,640,882
Gas Utilities — 1.5%
Atmos Energy Corp. 1,069,580 177,689,325
Health Care Equipment & Supplies — 4.5%
Abbott Laboratories 1,342,597 178,108,918
Becton Dickinson & Co. 918,604 177,272,200
Medtronic plc 1,827,160 169,578,720
524,959,838
Health Care Providers & Services — 1.4%
Cardinal Health, Inc. 1,065,727 158,558,863
Hotels, Restaurants & Leisure — 1.5%
McDonald's Corp. 572,817 179,601,042
Household Products — 6.9%
Church & Dwight Co., Inc. 1,734,005 161,539,906
Clorox Co. (The) 1,283,544 151,714,901
Colgate-Palmolive Co. 1,907,106 160,330,401
Kimberly-Clark Corp. 1,320,422 170,519,297
Procter & Gamble Co. (The) 1,062,173 166,803,648
810,908,153
Insurance — 7.2%
Aflac, Inc. 1,646,497 175,944,669
Brown & Brown, Inc. 1,641,212 159,115,503
Chubb Ltd. 624,337 171,736,379
Cincinnati Financial Corp. 1,140,755 175,219,968
Erie Indemnity Co., Class
a
A 459,702 162,909,195
844,925,714
IT Services — 1.4%
International Business
Machines Corp. 647,515 157,663,427
Life Sciences Tools & Services — 1.3%
West Pharmaceutical Services,
Inc. 604,382 149,252,135
Machinery — 8.7%
Caterpillar, Inc. 392,724 164,567,065
Dover Corp. 903,842 161,661,180
Illinois Tool Works, Inc. 644,247 170,499,968
Nordson Corp. 769,721 173,256,500
Pentair plc 1,640,092 176,359,093

S&P 500
®
DIVIDEND ARISTOCRATS ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

NOBL
::
Investments
Shares Value
Common Stocks (continued)
Stanley Black & Decker, Inc. 2,320,590 $ 172,396,631
1,018,740,437
Metals & Mining — 1.5%
Nucor Corp. 1,192,698 177,389,974
Multi-Utilities — 1.4%
Consolidated Edison, Inc. 1,652,951 162,369,377
Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp. 1,082,485 173,847,091
Exxon Mobil Corp. 1,522,555 174,012,811
347,859,902
Personal Care Products — 1.3%
Kenvue, Inc. 7,497,052 155,263,947
Pharmaceuticals — 1.5%
Johnson & Johnson 994,834 176,254,740
Professional Services — 1.4%
Automatic Data Processing, Inc. 550,820 167,476,821
Residential REITs — 1.4%
Essex Property Trust, Inc., REIT 586,913 158,589,762
Retail REITs — 3.0%
Federal Realty Investment Trust,
REIT 1,781,057 179,085,281
Realty Income Corp., REIT 2,907,335 170,835,005
349,920,286
Software — 1.4%
Roper Technologies, Inc. 301,024 158,431,941
Specialty Retail — 1.7%
Lowe's Cos., Inc. 747,846 192,989,139
Trading Companies & Distributors — 2.9%
Fastenal Co. 3,519,375 174,772,163
WW Grainger, Inc. 160,314 162,478,239
337,250,402
Total Common Stocks
(Cost $9,972,304,472)
11,645,864,050
Securities Lending Reinvestments (b) — 0 .0% (c)
Investment Companies — 0 .0% (c)
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (d)
(Cost $943,016) 943,016 943,016
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $6,404,750
(Cost $6,401,689) $ 6,401,689
$ 6,401,689
Total Investments — 99.9%
(Cost $9,979,649,177) 11,653,208,755
Other assets less liabilities — 0.1% 15,776,891
Net Assets — 100.0% $ 11,668,985,646
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $949,038, collateralized in the form of cash with a value of $943,016 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments. The market value of the loaned securities is determined at the close of each business day of the Fund
and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $943,016.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of August 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
DYNAMIC DAILY BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (a) — 95 .9%
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.* 10 $ 7,473
Boeing Co. (The)* 105 24,641
General Dynamics Corp. 36 11,685
General Electric Co. 144 39,629
Howmet Aerospace, Inc. 55 9,575
Huntington Ingalls Industries,
Inc. 5 1,354
L3Harris Technologies, Inc. 25 6,940
Lockheed Martin Corp. 28 12,758
Northrop Grumman Corp. 18 10,621
RTX Corp. 180 28,548
Textron, Inc. 24 1,924
TransDigm Group, Inc. 8 11,191
166,339
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 16 2,059
Expeditors International of
Washington, Inc. 18 2,170
FedEx Corp. 30 6,932
United Parcel Service, Inc.,
Class
a
B 99 8,657
19,818
Automobile Components — 0.0%(b)
Aptiv plc* 28 2,227
Automobiles — 1.8%
Ford Motor Co. 533 6,273
General Motors Co. 132 7,734
Tesla, Inc.* 383 127,872
141,879
Banks — 3.5%
Bank of America Corp. 890 45,159
Citigroup, Inc. 255 24,625
Citizens Financial Group, Inc. 57 2,980
Fifth Third Bancorp 92 4,211
Huntington Bancshares, Inc. 198 3,526
JPMorgan Chase & Co. 378 113,937
KeyCorp 134 2,594
M&T Bank Corp. 22 4,436
PNC Financial Services Group,
Inc. (The) 54 11,202
Regions Financial Corp. 122 3,342
Truist Financial Corp. 175 8,193
US Bancorp 211 10,303
Wells Fargo & Co. 443 36,406
270,914
Beverages — 1.0%
Brown-Forman Corp., Class
a
B 25 748
Coca-Cola Co. (The) 526 36,289
Constellation Brands, Inc.,
Class
a
A 22 3,563
Keurig Dr Pepper, Inc. 182 5,294
Molson Coors Beverage Co.,
Class
a
B 23 1,161
Investments
Shares Value
Common Stocks (a) (continued)
Monster Beverage Corp.* 94 $ 5,867
PepsiCo, Inc. 185 27,500
80,422
Biotechnology — 1.5%
AbbVie, Inc. 242 50,917
Amgen, Inc. 74 21,291
Biogen, Inc.* 19 2,512
Gilead Sciences, Inc. 168 18,979
Incyte Corp.* 22 1,861
Moderna, Inc.* 46 1,108
Regeneron Pharmaceuticals,
Inc. 14 8,130
Vertex Pharmaceuticals, Inc.* 37 14,468
119,266
Broadline Retail — 3.9%
Amazon.com, Inc.* 1,290 295,410
eBay, Inc. 61 5,527
300,937
Building Products — 0.5%
A O Smith Corp. 14 998
Allegion plc 12 2,038
Builders FirstSource, Inc.* 15 2,080
Carrier Global Corp. 107 6,976
Johnson Controls International
plc 88 9,406
Lennox International, Inc. 4 2,231
Masco Corp. 28 2,055
Trane Technologies plc 31 12,884
38,668
Capital Markets — 3.3%
Ameriprise Financial, Inc. 13 6,692
Bank of New York Mellon Corp.
(The) 96 10,138
Blackrock, Inc. 19 21,416
Blackstone, Inc. 100 17,140
Cboe Global Markets, Inc. 14 3,303
Charles Schwab Corp. (The) 232 22,235
CME Group, Inc. 48 12,792
Coinbase Global, Inc., Class
a
A* 29 8,832
FactSet Research Systems, Inc. 5 1,867
Franklin Resources, Inc. 42 1,078
Goldman Sachs Group, Inc.
(The) 42 31,300
Interactive Brokers Group, Inc.,
Class
a
A 60 3,734
Intercontinental Exchange, Inc. 79 13,951
Invesco Ltd. 60 1,313
KKR & Co., Inc. 93 12,973
MarketAxess Holdings, Inc. 5 919
Moody's Corp. 22 11,215
Morgan Stanley 167 25,130
MSCI, Inc., Class
a
A 10 5,677
Nasdaq, Inc. 55 5,211
Northern Trust Corp. 27 3,545
Raymond James Financial, Inc. 25 4,236
S&P Global, Inc. 44 24,131

S&P 500
®
DYNAMIC DAILY BUFFER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (a) (continued)
State Street Corp. 39 $ 4,484
T. Rowe Price Group, Inc. 30 3,229
256,541
Chemicals — 1.1%
Air Products and Chemicals,
Inc. 31 9,117
Albemarle Corp. 17 1,444
CF Industries Holdings, Inc. 24 2,079
Corteva, Inc. 91 6,751
Dow, Inc. 98 2,414
DuPont de Nemours, Inc. 57 4,385
Eastman Chemical Co. 14 985
Ecolab, Inc. 36 9,973
International Flavors &
Fragrances, Inc. 33 2,228
Linde plc 63 30,132
LyondellBasell Industries NV,
Class
a
A 34 1,916
Mosaic Co. (The) 43 1,436
PPG Industries, Inc. 31 3,448
Sherwin-Williams Co. (The) 32 11,707
88,015
Commercial Services & Supplies — 0.5%
Cintas Corp. 47 9,872
Copart, Inc.* 119 5,808
Republic Services, Inc., Class
a
A 28 6,551
Rollins, Inc. 37 2,092
Veralto Corp. 35 3,717
Waste Management, Inc. 49 11,093
39,133
Communications Equipment — 0.9%
Arista Networks, Inc.* 139 18,980
Cisco Systems, Inc. 541 37,378
F5, Inc.* 8 2,505
Motorola Solutions, Inc. 23 10,867
69,730
Construction & Engineering — 0.1%
Quanta Services, Inc. 20 7,559
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 8 4,931
Vulcan Materials Co. 18 5,241
10,172
Consumer Finance — 0.6%
American Express Co. 77 25,509
Capital One Financial Corp. 88 19,995
Synchrony Financial 50 3,817
49,321
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp. 59 55,656
Dollar General Corp. 31 3,371
Dollar Tree, Inc.* 27 2,948
Kroger Co. (The) 83 5,631
Investments
Shares Value
Common Stocks (a) (continued)
Sysco Corp. 65 $ 5,230
Target Corp. 63 6,047
Walmart, Inc. 589 57,121
136,004
Containers & Packaging — 0.2%
Amcor plc 312 2,693
Avery Dennison Corp. 11 1,888
Ball Corp. 36 1,895
International Paper Co. 71 3,527
Packaging Corp. of America 12 2,615
Smurfit WestRock plc 66 3,126
15,744
Distributors — 0.1%
Genuine Parts Co. 18 2,508
LKQ Corp. 36 1,174
Pool Corp. 5 1,554
5,236
Diversified Telecommunication Services — 0.7%
AT&T, Inc. 980 28,704
Verizon Communications, Inc. 573 25,344
54,048
Electric Utilities — 1.4%
Alliant Energy Corp. 33 2,147
American Electric Power Co.,
Inc. 74 8,216
Constellation Energy Corp. 44 13,551
Duke Energy Corp. 105 12,861
Edison International 53 2,975
Entergy Corp. 58 5,109
Evergy, Inc. 31 2,209
Eversource Energy 48 3,075
Exelon Corp. 135 5,897
FirstEnergy Corp. 69 3,010
NextEra Energy, Inc. 279 20,102
NRG Energy, Inc. 27 3,930
PG&E Corp. 299 4,569
Pinnacle West Capital Corp. 18 1,609
PPL Corp. 101 3,684
Southern Co. (The) 148 13,660
Xcel Energy, Inc. 77 5,574
112,178
Electrical Equipment — 0.9%
AMETEK, Inc. 32 5,914
Eaton Corp. plc 53 18,504
Emerson Electric Co. 79 10,428
GE Vernova, Inc. 38 23,293
Generac Holdings, Inc.* 8 1,482
Hubbell, Inc., Class
a
B 7 3,017
Rockwell Automation, Inc. 16 5,495
68,133
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 163 17,744
CDW Corp. 18 2,966

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
DYNAMIC DAILY BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (a) (continued)
Corning, Inc. 104 $ 6,971
Jabil, Inc. 15 3,072
Keysight Technologies, Inc.* 24 3,922
TE Connectivity plc 41 8,467
Teledyne Technologies, Inc.* 7 3,767
Trimble, Inc.* 31 2,505
Zebra Technologies Corp.,
Class
a
A* 7 2,220
51,634
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 134 6,084
Halliburton Co. 119 2,705
Schlumberger NV 203 7,478
16,267
Entertainment — 1.5%
Electronic Arts, Inc. 32 5,502
Live Nation Entertainment, Inc.* 22 3,663
Netflix, Inc.* 57 68,870
Take-Two Interactive Software,
Inc.* 23 5,365
TKO Group Holdings, Inc.,
Class
a
A 10 1,896
Walt Disney Co. (The) 246 29,122
Warner Bros Discovery, Inc.* 306 3,562
117,980
Financial Services — 4.1%
Apollo Global Management, Inc. 61 8,310
Berkshire Hathaway, Inc.,
Class
a
B* 251 126,248
Block, Inc., Class
a
A* 74 5,893
Corpay, Inc.* 10 3,256
Fidelity National Information
Services, Inc. 70 4,887
Fiserv, Inc.* 77 10,640
Global Payments, Inc. 34 3,020
Jack Henry & Associates, Inc. 10 1,632
Mastercard, Inc., Class
a
A 113 67,268
PayPal Holdings, Inc.* 131 9,195
Visa, Inc., Class
a
A 233 81,965
322,314
Food Products — 0.5%
Archer-Daniels-Midland Co. 65 4,072
Bunge Global SA 17 1,432
Campbell's Co. (The) 27 862
Conagra Brands, Inc. 64 1,224
General Mills, Inc. 74 3,650
Hershey Co. (The) 20 3,675
Hormel Foods Corp. 41 1,043
J M Smucker Co. (The) 14 1,547
Kellanova 36 2,862
Kraft Heinz Co. (The) 119 3,328
Lamb Weston Holdings, Inc. 18 1,036
McCormick & Co., Inc.
(Non-Voting) 33 2,322
Mondelez International, Inc.,
Class
a
A 176 10,814
Investments
Shares Value
Common Stocks (a) (continued)
Tyson Foods, Inc., Class
a
A 37 $ 2,101
39,968
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 22 3,655
Ground Transportation — 0.9%
CSX Corp. 256 8,323
JB Hunt Transport Services,
Inc. 11 1,595
Norfolk Southern Corp. 31 8,679
Old Dominion Freight Line, Inc. 25 3,774
Uber Technologies, Inc.* 285 26,719
Union Pacific Corp. 83 18,556
67,646
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories 236 31,308
Align Technology, Inc.* 10 1,419
Baxter International, Inc. 71 1,753
Becton Dickinson & Co. 40 7,719
Boston Scientific Corp.* 203 21,416
Cooper Cos., Inc. (The)* 26 1,752
Dexcom, Inc.* 51 3,842
Edwards Lifesciences Corp.* 79 6,426
GE HealthCare Technologies,
Inc. 61 4,497
Hologic, Inc.* 30 2,014
IDEXX Laboratories, Inc.* 11 7,118
Insulet Corp.* 10 3,399
Intuitive Surgical, Inc.* 48 22,718
Medtronic plc 174 16,149
ResMed, Inc. 19 5,216
Solventum Corp.* 18 1,316
STERIS plc 13 3,186
Stryker Corp. 47 18,396
Zimmer Biomet Holdings, Inc. 26 2,759
162,403
Health Care Providers & Services — 1.6%
Cardinal Health, Inc. 33 4,910
Cencora, Inc. 24 6,999
Centene Corp.* 68 1,975
Cigna Group (The) 37 11,132
CVS Health Corp. 171 12,509
DaVita, Inc.* 5 689
Elevance Health, Inc. 31 9,878
HCA Healthcare, Inc. 24 9,695
Henry Schein, Inc.* 15 1,044
Humana, Inc. 16 4,858
Labcorp Holdings, Inc. 12 3,336
McKesson Corp. 16 10,986
Molina Healthcare, Inc.* 7 1,266
Quest Diagnostics, Inc. 15 2,724
UnitedHealth Group, Inc. 125 38,734
Universal Health Services, Inc.,
Class
a
B 8 1,452
122,187

S&P 500
®
DYNAMIC DAILY BUFFER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (a) (continued)
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 20 $ 1,649
Healthpeak Properties, Inc.,
REIT 95 1,704
Ventas, Inc., REIT 60 4,085
Welltower, Inc., REIT 86 14,472
21,910
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 95 1,635
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class
a
A* 59 7,701
Booking Holdings, Inc. 4 22,396
Caesars Entertainment, Inc.* 28 750
Carnival Corp.* 141 4,497
Chipotle Mexican Grill, Inc.,
Class
a
A* 181 7,627
Darden Restaurants, Inc. 16 3,311
Domino's Pizza, Inc. 4 1,833
DoorDash, Inc., Class
a
A* 47 11,527
Expedia Group, Inc. 16 3,437
Hilton Worldwide Holdings, Inc. 33 9,110
Las Vegas Sands Corp. 46 2,651
Marriott International, Inc.,
Class
a
A 31 8,304
McDonald's Corp. 99 31,040
MGM Resorts International* 28 1,111
Norwegian Cruise Line Holdings
Ltd.* 59 1,466
Royal Caribbean Cruises Ltd. 34 12,349
Starbucks Corp. 154 13,581
Wynn Resorts Ltd. 12 1,521
Yum! Brands, Inc. 39 5,732
149,944
Household Durables — 0.4%
DR Horton, Inc. 39 6,610
Garmin Ltd. 22 5,320
Lennar Corp., Class
a
A 33 4,394
Mohawk Industries, Inc.* 8 1,061
NVR, Inc.* 1 8,118
PulteGroup, Inc. 28 3,696
29,199
Household Products — 0.9%
Church & Dwight Co., Inc. 36 3,354
Clorox Co. (The) 15 1,773
Colgate-Palmolive Co. 109 9,164
Kimberly-Clark Corp. 46 5,940
Procter & Gamble Co. (The) 319 50,096
70,327
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 98 1,327
Vistra Corp. 47 8,888
10,215
Investments
Shares Value
Common Stocks (a) (continued)
Industrial Conglomerates — 0.4%
3M Co. 75 $ 11,665
Honeywell International, Inc. 88 19,316
30,981
Industrial REITs — 0.2%
Prologis, Inc., REIT 125 14,222
Insurance — 1.9%
Aflac, Inc. 66 7,053
Allstate Corp. (The) 37 7,528
American International Group,
Inc. 76 6,180
Aon plc, Class
a
A 29 10,643
Arch Capital Group Ltd. 48 4,394
Arthur J Gallagher & Co. 36 10,899
Assurant, Inc. 7 1,509
Brown & Brown, Inc. 40 3,878
Chubb Ltd. 50 13,754
Cincinnati Financial Corp. 22 3,379
Erie Indemnity Co., Class
a
A 3 1,063
Everest Group Ltd. 5 1,709
Globe Life, Inc. 11 1,540
Hartford Insurance Group, Inc.
(The) 40 5,292
Loews Corp. 24 2,323
Marsh & McLennan Cos., Inc. 67 13,789
MetLife, Inc. 75 6,102
Principal Financial Group, Inc. 27 2,174
Progressive Corp. (The) 82 20,259
Prudential Financial, Inc. 49 5,373
Travelers Cos., Inc. (The) 31 8,417
W R Berkley Corp. 39 2,796
Willis Towers Watson plc 13 4,248
144,302
Interactive Media & Services — 6.7%
Alphabet, Inc., Class
a
A 792 168,625
Alphabet, Inc., Class
a
C 638 136,232
Match Group, Inc. 33 1,232
Meta Platforms, Inc., Class
a
A 295 217,917
524,006
IT Services — 0.9%
Accenture plc, Class
a
A 87 22,617
Akamai Technologies, Inc.* 19 1,504
Cognizant Technology Solutions
Corp., Class
a
A 65 4,696
EPAM Systems, Inc.* 8 1,411
Gartner, Inc.* 10 2,512
GoDaddy, Inc., Class
a
A* 19 2,818
International Business
Machines Corp. 126 30,680
VeriSign, Inc. 11 3,007
69,245
Leisure Products — 0.0%(b)
Hasbro, Inc. 17 1,380

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
DYNAMIC DAILY BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. 38 $ 4,775
Bio-Techne Corp. 21 1,147
Charles River Laboratories
International, Inc.* 7 1,143
Danaher Corp. 87 17,906
IQVIA Holdings, Inc.* 22 4,198
Mettler-Toledo International,
Inc.* 3 3,903
Revvity, Inc. 13 1,172
Thermo Fisher Scientific, Inc. 50 24,636
Waters Corp.* 8 2,414
West Pharmaceutical Services,
Inc. 10 2,470
63,764
Machinery — 1.5%
Caterpillar, Inc. 63 26,399
Cummins, Inc. 18 7,172
Deere & Co. 36 17,231
Dover Corp. 18 3,219
Fortive Corp. 46 2,201
IDEX Corp. 10 1,645
Illinois Tool Works, Inc. 37 9,792
Ingersoll Rand, Inc. 53 4,210
Nordson Corp. 7 1,576
Otis Worldwide Corp. 52 4,492
PACCAR, Inc. 71 7,098
Parker-Hannifin Corp. 16 12,150
Pentair plc 24 2,581
Snap-on, Inc. 7 2,277
Stanley Black & Decker, Inc. 20 1,486
Westinghouse Air Brake
Technologies Corp. 24 4,644
Xylem, Inc. 34 4,813
112,986
Media — 0.4%
Charter Communications, Inc.,
Class
a
A* 13 3,453
Comcast Corp., Class
a
A 508 17,257
Fox Corp., Class
a
A 28 1,672
Fox Corp., Class
a
B 18 982
Interpublic Group of Cos., Inc.
(The) 49 1,315
News Corp., Class
a
A 50 1,470
News Corp., Class
a
B 14 474
Omnicom Group, Inc. 25 1,958
Paramount Skydance Corp.,
Class
a
B* 83 1,220
Trade Desk, Inc. (The), Class
a
A* 59 3,225
33,026
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 193 8,569
Newmont Corp. 152 11,309
Nucor Corp. 32 4,759
Steel Dynamics, Inc. 18 2,357
26,994
Investments
Shares Value
Common Stocks (a) (continued)
Multi-Utilities — 0.6%
Ameren Corp. 39 $ 3,892
CenterPoint Energy, Inc. 89 3,356
CMS Energy Corp. 39 2,791
Consolidated Edison, Inc. 49 4,813
Dominion Energy, Inc. 117 7,008
DTE Energy Co. 28 3,826
NiSource, Inc. 63 2,663
Public Service Enterprise
Group, Inc. 68 5,599
Sempra 88 7,265
WEC Energy Group, Inc. 45 4,793
46,006
Office REITs — 0.0%(b)
BXP, Inc., REIT 19 1,378
Oil, Gas & Consumable Fuels — 2.7%
APA Corp. 48 1,115
Chevron Corp. 261 41,917
ConocoPhillips 171 16,924
Coterra Energy, Inc. 106 2,591
Devon Energy Corp. 88 3,177
Diamondback Energy, Inc. 25 3,719
EOG Resources, Inc. 76 9,486
EQT Corp. 82 4,251
Expand Energy Corp. 31 3,000
Exxon Mobil Corp. 587 67,088
Kinder Morgan, Inc. 263 7,096
Marathon Petroleum Corp. 42 7,548
Occidental Petroleum Corp. 97 4,618
ONEOK, Inc. 83 6,339
Phillips 66 56 7,480
Targa Resources Corp. 30 5,033
Texas Pacific Land Corp. 2 1,867
Valero Energy Corp. 43 6,536
Williams Cos., Inc. (The) 165 9,550
209,335
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 88 5,437
Southwest Airlines Co. 78 2,566
United Airlines Holdings, Inc.* 44 4,620
12,623
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 34 3,119
Kenvue, Inc. 261 5,405
8,524
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co. 276 13,022
Eli Lilly & Co. 110 80,584
Johnson & Johnson 328 58,112
Merck & Co., Inc. 341 28,685
Pfizer, Inc. 774 19,164
Viatris, Inc. 159 1,677

S&P 500
®
DYNAMIC DAILY BUFFER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (a) (continued)
Zoetis, Inc., Class
a
A 59 $ 9,227
210,471
Professional Services — 0.6%
Automatic Data Processing, Inc. 55 16,723
Broadridge Financial Solutions,
Inc. 16 4,090
Dayforce, Inc.* 21 1,465
Equifax, Inc. 16 3,941
Jacobs Solutions, Inc. 16 2,340
Leidos Holdings, Inc. 16 2,895
Paychex, Inc. 45 6,275
Paycom Software, Inc. 7 1,590
Verisk Analytics, Inc., Class
a
A 18 4,826
44,145
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 41 6,647
CoStar Group, Inc.* 55 4,922
11,569
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 19 3,721
Camden Property Trust, REIT 14 1,568
Equity Residential, REIT 45 2,975
Essex Property Trust, Inc., REIT 9 2,432
Invitation Homes, Inc., REIT 78 2,441
Mid-America Apartment
Communities, Inc., REIT 16 2,333
UDR, Inc., REIT 42 1,662
17,132
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 11 1,106
Kimco Realty Corp., REIT 93 2,092
Realty Income Corp., REIT 121 7,110
Regency Centers Corp., REIT 21 1,522
Simon Property Group, Inc.,
REIT 42 7,588
19,418
Semiconductors & Semiconductor Equipment — 12.6%
Advanced Micro Devices, Inc.* 220 35,779
Analog Devices, Inc. 69 17,340
Applied Materials, Inc. 113 18,166
Broadcom, Inc. 638 189,735
Enphase Energy, Inc.* 17 641
First Solar, Inc.* 15 2,928
Intel Corp.* 594 14,464
KLA Corp. 18 15,696
Lam Research Corp. 173 17,326
Microchip Technology, Inc. 71 4,615
Micron Technology, Inc. 150 17,851
Monolithic Power Systems, Inc. 7 5,850
NVIDIA Corp. 3,319 578,103
NXP Semiconductors NV 36 8,455
ON Semiconductor Corp.* 55 2,727
QUALCOMM, Inc. 148 23,788
Investments
Shares Value
Common Stocks (a) (continued)
Skyworks Solutions, Inc. 19 $ 1,424
Teradyne, Inc. 23 2,720
Texas Instruments, Inc. 125 25,310
982,918
Software — 10.6%
Adobe, Inc.* 57 20,332
Autodesk, Inc.* 29 9,126
Cadence Design Systems, Inc.* 38 13,316
Crowdstrike Holdings, Inc.,
Class
a
A* 34 14,406
Datadog, Inc., Class
a
A* 44 6,014
Fair Isaac Corp.* 3 4,565
Fortinet, Inc.* 85 6,695
Gen Digital, Inc. 75 2,265
Intuit, Inc. 39 26,013
Microsoft Corp. 1,012 512,770
Oracle Corp. 221 49,975
Palantir Technologies, Inc.,
Class
a
A* 290 45,446
Palo Alto Networks, Inc.* 92 17,528
PTC, Inc.* 16 3,416
Roper Technologies, Inc. 15 7,895
Salesforce, Inc. 131 33,569
ServiceNow, Inc.* 28 25,689
Synopsys, Inc.* 25 15,088
Tyler Technologies, Inc.* 5 2,814
Workday, Inc., Class
a
A* 30 6,925
823,847
Specialized REITs — 0.8%
American Tower Corp., REIT 62 12,638
Crown Castle, Inc., REIT 58 5,750
Digital Realty Trust, Inc., REIT 45 7,544
Equinix, Inc., REIT 13 10,220
Extra Space Storage, Inc., REIT 29 4,164
Iron Mountain, Inc., REIT 42 3,878
Public Storage, REIT 22 6,481
SBA Communications Corp.,
Class
a
A, REIT 15 3,073
VICI Properties, Inc., Class
a
A,
REIT 142 4,797
Weyerhaeuser Co., REIT 100 2,587
61,132
Specialty Retail — 1.8%
AutoZone, Inc.* 2 8,397
Best Buy Co., Inc. 25 1,841
CarMax, Inc.* 20 1,227
Home Depot, Inc. (The) 134 54,507
Lowe's Cos., Inc. 78 20,129
O'Reilly Automotive, Inc.* 116 12,027
Ross Stores, Inc. 45 6,622
TJX Cos., Inc. (The) 150 20,492
Tractor Supply Co. 71 4,385
Ulta Beauty, Inc.* 7 3,449
Williams-Sonoma, Inc. 16 3,011
136,087

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
DYNAMIC DAILY BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (a) (continued)
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc. 2,035 $ 472,405
Dell Technologies, Inc., Class
a
C 41 5,008
Hewlett Packard Enterprise Co. 177 3,995
HP, Inc. 128 3,653
NetApp, Inc. 28 3,158
Seagate Technology Holdings
plc 29 4,855
Super Micro Computer, Inc.* 67 2,783
Western Digital Corp. 45 3,615
499,472
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 21 2,512
Lululemon Athletica, Inc.* 15 3,033
NIKE, Inc., Class
a
B 161 12,456
Ralph Lauren Corp., Class
a
A 5 1,485
Tapestry, Inc. 30 3,055
22,541
Tobacco — 0.7%
Altria Group, Inc. 228 15,324
Philip Morris International, Inc. 212 35,431
50,755
Trading Companies & Distributors — 0.3%
Fastenal Co. 153 7,598
United Rentals, Inc. 9 8,607
WW Grainger, Inc. 7 7,095
23,300
Water Utilities — 0.1%
American Water Works Co., Inc. 27 3,875
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 64 16,127
Total Common Stocks
(Cost $7,090,132)
7,461,129
Principal
Amount
Short-Term Investments — 8 .6%
Repurchase Agreements (c) — 8 .6%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $669,889
(Cost $669,569) $ 669,569
669,569
Total Investments — 104.5%
(Cost $7,759,701) 8,130,698
Liabilities in excess of other assets — (4.5%) (347,070)
Net Assets — 100.0% $ 7,783,628
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,900,416.
(b) Represents less than 0.05% of net assets.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
DYNAMIC DAILY BUFFER ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Futures Contracts Purchased
S&P 500
®
Dynamic Buffer ETF had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 1 9/19/2025 U.S. Dollar $ 323,638 $ 16,398
Swap Agreements
S&P 500
®
Dynamic Buffer ETF had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
7,781,833 11/6/2026 Goldman Sachs International N/A
S&P 500 Daily Dynamic Buffer
Index (322,655)
7,781,833 (322,655)
Total Unrealized
Depreciation
(322,655)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.* 97 $ 72,487
Boeing Co. (The)* 978 229,517
General Dynamics Corp. 327 106,134
General Electric Co. 1,383 380,602
Howmet Aerospace, Inc. 524 91,228
Huntington Ingalls Industries,
Inc. 51 13,810
L3Harris Technologies, Inc. 243 67,462
Lockheed Martin Corp. 271 123,476
Northrop Grumman Corp. 176 103,847
RTX Corp. 1,732 274,695
Textron, Inc. 235 18,838
TransDigm Group, Inc. 74 103,517
1,585,613
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 155 19,949
Expeditors International of
Washington, Inc. 178 21,456
FedEx Corp. 287 66,317
United Parcel Service, Inc.,
Class
a
B 951 83,155
190,877
Automobile Components — 0.0%(a)
Aptiv plc* 280 22,268
Automobiles — 2.0%
Ford Motor Co. 5,061 59,568
General Motors Co. 1,243 72,827
Tesla, Inc.* 3,631 1,212,282
1,344,677
Banks — 3.7%
Bank of America Corp. 8,490 430,783
Citigroup, Inc. 2,419 233,603
Citizens Financial Group, Inc. 559 29,224
Fifth Third Bancorp 862 39,454
Huntington Bancshares, Inc. 1,886 33,590
JPMorgan Chase & Co. 3,602 1,085,715
KeyCorp 1,276 24,703
M&T Bank Corp. 208 41,945
PNC Financial Services Group,
Inc. (The) 513 106,417
Regions Financial Corp. 1,163 31,854
Truist Financial Corp. 1,696 79,407
US Bancorp 2,018 98,539
Wells Fargo & Co. 4,217 346,553
2,581,787
Beverages — 1.1%
Brown-Forman Corp., Class
a
B 234 7,006
Coca-Cola Co. (The) 5,018 346,192
Constellation Brands, Inc.,
Class
a
A 199 32,226
Keurig Dr Pepper, Inc. 1,758 51,140
Molson Coors Beverage Co.,
Class
a
B 219 11,057
Investments
Shares Value
Common Stocks (continued)
Monster Beverage Corp.* 908 $ 56,668
PepsiCo, Inc. 1,778 264,300
768,589
Biotechnology — 1.6%
AbbVie, Inc. 2,289 481,606
Amgen, Inc. 697 200,534
Biogen, Inc.* 191 25,254
Gilead Sciences, Inc. 1,614 182,334
Incyte Corp.* 208 17,599
Moderna, Inc.* 439 10,575
Regeneron Pharmaceuticals,
Inc. 135 78,394
Vertex Pharmaceuticals, Inc.* 333 130,210
1,126,506
Broadline Retail — 4.1%
Amazon.com, Inc.* 12,246 2,804,334
eBay, Inc. 598 54,185
2,858,519
Building Products — 0.5%
A O Smith Corp. 151 10,765
Allegion plc 112 19,018
Builders FirstSource, Inc.* 144 19,970
Carrier Global Corp. 1,031 67,221
Johnson Controls International
plc 853 91,177
Lennox International, Inc. 42 23,430
Masco Corp. 271 19,889
Trane Technologies plc 290 120,524
371,994
Capital Markets — 3.6%
Ameriprise Financial, Inc. 124 63,836
Bank of New York Mellon Corp.
(The) 928 97,997
Blackrock, Inc. 190 214,157
Blackstone, Inc. 946 162,144
Cboe Global Markets, Inc. 136 32,089
Charles Schwab Corp. (The) 2,212 211,998
CME Group, Inc. 467 124,460
Coinbase Global, Inc., Class
a
A* 275 83,749
FactSet Research Systems, Inc. 50 18,666
Franklin Resources, Inc. 399 10,238
Goldman Sachs Group, Inc.
(The) 398 296,609
Interactive Brokers Group, Inc.,
Class
a
A 562 34,979
Intercontinental Exchange, Inc. 743 131,214
Invesco Ltd. 577 12,631
KKR & Co., Inc. 878 122,472
MarketAxess Holdings, Inc. 49 9,008
Moody's Corp. 201 102,462
Morgan Stanley 1,602 241,069
MSCI, Inc., Class
a
A 100 56,772
Nasdaq, Inc. 537 50,875
Northern Trust Corp. 253 33,214
Raymond James Financial, Inc. 236 39,988
S&P Global, Inc. 407 223,215

S&P 500
®
EX-ENERGY ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
State Street Corp. 370 $ 42,539
T. Rowe Price Group, Inc. 287 30,887
2,447,268
Chemicals — 1.2%
Air Products and Chemicals,
Inc. 290 85,292
Albemarle Corp. 153 12,993
CF Industries Holdings, Inc. 210 18,192
Corteva, Inc. 882 65,435
Dow, Inc. 914 22,512
DuPont de Nemours, Inc. 541 41,614
Eastman Chemical Co. 150 10,551
Ecolab, Inc. 328 90,869
International Flavors &
Fragrances, Inc. 332 22,413
Linde plc 611 292,235
LyondellBasell Industries NV,
Class
a
A 331 18,652
Mosaic Co. (The) 409 13,661
PPG Industries, Inc. 295 32,813
Sherwin-Williams Co. (The) 299 109,383
836,615
Commercial Services & Supplies — 0.5%
Cintas Corp. 445 93,464
Copart, Inc.* 1,137 55,497
Republic Services, Inc., Class
a
A 264 61,768
Rollins, Inc. 361 20,411
Veralto Corp. 322 34,193
Waste Management, Inc. 475 107,535
372,868
Communications Equipment — 1.0%
Arista Networks, Inc.* 1,335 182,294
Cisco Systems, Inc. 5,155 356,159
F5, Inc.* 75 23,486
Motorola Solutions, Inc. 217 102,524
664,463
Construction & Engineering — 0.1%
Quanta Services, Inc. 193 72,946
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 79 48,696
Vulcan Materials Co. 172 50,079
98,775
Consumer Finance — 0.7%
American Express Co. 718 237,859
Capital One Financial Corp. 830 188,593
Synchrony Financial 491 37,483
463,935
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp. 575 542,409
Dollar General Corp. 286 31,105
Dollar Tree, Inc.* 257 28,057
Kroger Co. (The) 791 53,661
Investments
Shares Value
Common Stocks (continued)
Sysco Corp. 629 $ 50,616
Target Corp. 589 56,532
Walmart, Inc. 5,600 543,088
1,305,468
Containers & Packaging — 0.2%
Amcor plc 2,967 25,605
Avery Dennison Corp. 101 17,337
Ball Corp. 356 18,740
International Paper Co. 682 33,882
Packaging Corp. of America 116 25,283
Smurfit WestRock plc 640 30,310
151,157
Distributors — 0.1%
Genuine Parts Co. 181 25,218
LKQ Corp. 332 10,830
Pool Corp. 49 15,225
51,273
Diversified Telecommunication Services — 0.7%
AT&T, Inc. 9,324 273,100
Verizon Communications, Inc. 5,462 241,584
514,684
Electric Utilities — 1.6%
Alliant Energy Corp. 331 21,538
American Electric Power Co.,
Inc. 693 76,937
Constellation Energy Corp. 407 125,348
Duke Energy Corp. 1,008 123,470
Edison International 496 27,840
Entergy Corp. 579 51,004
Evergy, Inc. 295 21,022
Eversource Energy 473 30,305
Exelon Corp. 1,307 57,090
FirstEnergy Corp. 663 28,920
NextEra Energy, Inc. 2,667 192,157
NRG Energy, Inc. 254 36,972
PG&E Corp. 2,845 43,472
Pinnacle West Capital Corp. 155 13,851
PPL Corp. 955 34,829
Southern Co. (The) 1,424 131,435
Xcel Energy, Inc. 744 53,858
1,070,048
Electrical Equipment — 0.9%
AMETEK, Inc. 299 55,255
Eaton Corp. plc 508 177,363
Emerson Electric Co. 730 96,360
GE Vernova, Inc. 354 216,992
Generac Holdings, Inc.* 77 14,264
Hubbell, Inc., Class
a
B 70 30,169
Rockwell Automation, Inc. 147 50,484
640,887
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 1,569 170,801
CDW Corp. 172 28,339

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Corning, Inc. 997 $ 66,829
Jabil, Inc. 140 28,676
Keysight Technologies, Inc.* 224 36,608
Ralliant Corp.* 1 42
TE Connectivity plc 384 79,296
Teledyne Technologies, Inc.* 61 32,829
Trimble, Inc.* 310 25,054
Zebra Technologies Corp.,
Class
a
A* 67 21,245
489,719
Entertainment — 1.6%
Electronic Arts, Inc. 297 51,069
Live Nation Entertainment, Inc.* 204 33,964
Netflix, Inc.* 552 666,954
Take-Two Interactive Software,
Inc.* 220 51,320
TKO Group Holdings, Inc.,
Class
a
A 88 16,681
Walt Disney Co. (The) 2,329 275,707
Warner Bros Discovery, Inc.* 2,914 33,919
1,129,614
Financial Services — 4.4%
Apollo Global Management, Inc. 585 79,695
Berkshire Hathaway, Inc.,
Class
a
B* 2,376 1,195,080
Block, Inc., Class
a
A* 716 57,022
Corpay, Inc.* 92 29,962
Fidelity National Information
Services, Inc. 681 47,541
Fiserv, Inc.* 719 99,351
Global Payments, Inc. 316 28,067
Jack Henry & Associates, Inc. 95 15,510
Mastercard, Inc., Class
a
A 1,052 626,245
PayPal Holdings, Inc.* 1,258 88,299
Visa, Inc., Class
a
A 2,219 780,600
3,047,372
Food Products — 0.6%
Archer-Daniels-Midland Co. 620 38,837
Bunge Global SA 175 14,739
Campbell's Co. (The) 253 8,078
Conagra Brands, Inc. 616 11,784
General Mills, Inc. 707 34,876
Hershey Co. (The) 193 35,464
Hormel Foods Corp. 375 9,540
J M Smucker Co. (The) 138 15,250
Kellanova 348 27,666
Kraft Heinz Co. (The) 1,118 31,271
Lamb Weston Holdings, Inc. 181 10,413
McCormick & Co., Inc.
(Non-Voting) 325 22,870
Mondelez International, Inc.,
Class
a
A 1,676 102,973
Tyson Foods, Inc., Class
a
A 368 20,895
384,656
Gas Utilities — 0.1%
Atmos Energy Corp. 206 34,223
Investments
Shares Value
Common Stocks (continued)
Ground Transportation — 0.9%
CSX Corp. 2,431 $ 79,032
JB Hunt Transport Services,
Inc. 102 14,789
Norfolk Southern Corp. 293 82,034
Old Dominion Freight Line, Inc. 242 36,535
Uber Technologies, Inc.* 2,710 254,062
Union Pacific Corp. 775 173,267
639,719
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories 2,254 299,016
Align Technology, Inc.* 89 12,634
Baxter International, Inc. 662 16,345
Becton Dickinson & Co. 371 71,596
Boston Scientific Corp.* 1,917 202,244
Cooper Cos., Inc. (The)* 260 17,523
Dexcom, Inc.* 509 38,348
Edwards Lifesciences Corp.* 757 61,574
GE HealthCare Technologies,
Inc. 592 43,648
Hologic, Inc.* 287 19,263
IDEXX Laboratories, Inc.* 104 67,297
Insulet Corp.* 92 31,269
Intuitive Surgical, Inc.* 465 220,082
Medtronic plc 1,661 154,157
ResMed, Inc. 191 52,431
Solventum Corp.* 180 13,156
STERIS plc 128 31,368
Stryker Corp. 446 174,569
Zimmer Biomet Holdings, Inc. 257 27,268
1,553,788
Health Care Providers & Services — 1.7%
Cardinal Health, Inc. 310 46,122
Cencora, Inc. 224 65,321
Centene Corp.* 642 18,644
Cigna Group (The) 346 104,101
CVS Health Corp. 1,637 119,746
DaVita, Inc.* 54 7,439
Elevance Health, Inc. 294 93,683
HCA Healthcare, Inc. 225 90,891
Henry Schein, Inc.* 158 10,994
Humana, Inc. 157 47,675
Labcorp Holdings, Inc. 109 30,301
McKesson Corp. 163 111,922
Molina Healthcare, Inc.* 71 12,839
Quest Diagnostics, Inc. 145 26,338
UnitedHealth Group, Inc. 1,176 364,407
Universal Health Services, Inc.,
Class
a
B 75 13,618
1,164,041
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 200 16,488
Healthpeak Properties, Inc.,
REIT 898 16,110
Ventas, Inc., REIT 582 39,622

S&P 500
®
EX-ENERGY ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Welltower, Inc., REIT 806 $ 135,634
207,854
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 897 15,437
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class
a
A* 559 72,966
Booking Holdings, Inc. 43 240,759
Caesars Entertainment, Inc.* 267 7,148
Carnival Corp.* 1,358 43,307
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,744 73,492
Darden Restaurants, Inc. 152 31,455
Domino's Pizza, Inc. 45 20,624
DoorDash, Inc., Class
a
A* 445 109,136
Expedia Group, Inc. 158 33,938
Hilton Worldwide Holdings, Inc. 308 85,026
Las Vegas Sands Corp. 437 25,184
Marriott International, Inc.,
Class
a
A 296 79,287
McDonald's Corp. 928 290,965
MGM Resorts International* 266 10,558
Norwegian Cruise Line Holdings
Ltd.* 576 14,308
Royal Caribbean Cruises Ltd. 324 117,683
Starbucks Corp. 1,472 129,816
Wynn Resorts Ltd. 114 14,449
Yum! Brands, Inc. 360 52,909
1,453,010
Household Durables — 0.3%
DR Horton, Inc. 358 60,674
Garmin Ltd. 200 48,364
Lennar Corp., Class
a
A 301 40,075
Mohawk Industries, Inc.* 68 9,023
NVR, Inc.* 4 32,471
PulteGroup, Inc. 261 34,457
225,064
Household Products — 1.0%
Church & Dwight Co., Inc. 320 29,811
Clorox Co. (The) 160 18,912
Colgate-Palmolive Co. 1,051 88,358
Kimberly-Clark Corp. 431 55,659
Procter & Gamble Co. (The) 3,038 477,088
669,828
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 921 12,470
Vistra Corp. 441 83,398
95,868
Industrial Conglomerates — 0.4%
3M Co. 698 108,560
Honeywell International, Inc. 834 183,063
291,623
Investments
Shares Value
Common Stocks (continued)
Industrial REITs — 0.2%
Prologis, Inc., REIT 1,204 $ 136,991
Insurance — 2.0%
Aflac, Inc. 631 67,429
Allstate Corp. (The) 344 69,987
American International Group,
Inc. 745 60,583
Aon plc, Class
a
A 281 103,127
Arch Capital Group Ltd. 484 44,300
Arthur J Gallagher & Co. 332 100,513
Assurant, Inc. 66 14,230
Brown & Brown, Inc. 363 35,193
Chubb Ltd. 483 132,859
Cincinnati Financial Corp. 203 31,181
Erie Indemnity Co., Class
a
A 33 11,694
Everest Group Ltd. 56 19,145
Globe Life, Inc. 107 14,975
Hartford Insurance Group, Inc.
(The) 368 48,690
Loews Corp. 226 21,877
Marsh & McLennan Cos., Inc. 639 131,513
MetLife, Inc. 730 59,393
Principal Financial Group, Inc. 268 21,577
Progressive Corp. (The) 760 187,766
Prudential Financial, Inc. 459 50,334
Travelers Cos., Inc. (The) 295 80,095
W R Berkley Corp. 386 27,672
Willis Towers Watson plc 129 42,156
1,376,289
Interactive Media & Services — 7.2%
Alphabet, Inc., Class
a
A 7,542 1,605,767
Alphabet, Inc., Class
a
C 6,085 1,299,330
Match Group, Inc. 315 11,762
Meta Platforms, Inc., Class
a
A 2,814 2,078,702
4,995,561
IT Services — 1.0%
Accenture plc, Class
a
A 812 211,095
Akamai Technologies, Inc.* 191 15,114
Cognizant Technology Solutions
Corp., Class
a
A 638 46,095
EPAM Systems, Inc.* 74 13,051
Gartner, Inc.* 100 25,119
GoDaddy, Inc., Class
a
A* 186 27,586
International Business
Machines Corp. 1,206 293,649
VeriSign, Inc. 105 28,704
660,413
Leisure Products — 0.0%(a)
Hasbro, Inc. 172 13,961
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. 369 46,369
Bio-Techne Corp. 200 10,926

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Charles River Laboratories
International, Inc.* 64 $ 10,452
Danaher Corp. 826 170,007
IQVIA Holdings, Inc.* 213 40,643
Mettler-Toledo International,
Inc.* 27 35,128
Revvity, Inc. 153 13,787
Thermo Fisher Scientific, Inc. 490 241,433
Waters Corp.* 78 23,540
West Pharmaceutical Services,
Inc. 94 23,213
615,498
Machinery — 1.6%
Caterpillar, Inc. 610 255,614
Cummins, Inc. 179 71,321
Deere & Co. 328 156,994
Dover Corp. 179 32,016
Fortive Corp. 438 20,963
IDEX Corp. 99 16,286
Illinois Tool Works, Inc. 346 91,569
Ingersoll Rand, Inc. 524 41,621
Nordson Corp. 71 15,981
Otis Worldwide Corp. 512 44,227
PACCAR, Inc. 681 68,086
Parker-Hannifin Corp. 166 126,052
Pentair plc 214 23,011
Snap-on, Inc. 69 22,442
Stanley Black & Decker, Inc. 201 14,932
Westinghouse Air Brake
Technologies Corp. 222 42,957
Xylem, Inc. 316 44,733
1,088,805
Media — 0.5%
Charter Communications, Inc.,
Class
a
A* 124 32,932
Comcast Corp., Class
a
A 4,824 163,871
Fox Corp., Class
a
A 275 16,418
Fox Corp., Class
a
B 169 9,219
Interpublic Group of Cos., Inc.
(The) 476 12,776
News Corp., Class
a
A 486 14,293
News Corp., Class
a
B 143 4,843
Omnicom Group, Inc. 254 19,896
Paramount Skydance Corp.,
Class
a
B* 785 11,540
Trade Desk, Inc. (The), Class
a
A* 581 31,757
317,545
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 1,859 82,539
Newmont Corp. 1,440 107,136
Nucor Corp. 299 44,470
Steel Dynamics, Inc. 180 23,566
257,711
Multi-Utilities — 0.6%
Ameren Corp. 350 34,923
CenterPoint Energy, Inc. 843 31,790
Investments
Shares Value
Common Stocks (continued)
CMS Energy Corp. 386 $ 27,626
Consolidated Edison, Inc. 467 45,873
Dominion Energy, Inc. 1,103 66,070
DTE Energy Co. 270 36,895
NiSource, Inc. 608 25,700
Public Service Enterprise
Group, Inc. 647 53,268
Sempra 843 69,598
WEC Energy Group, Inc. 414 44,095
435,838
Office REITs — 0.0%(a)
BXP, Inc., REIT 190 13,777
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 843 52,081
Southwest Airlines Co. 737 24,247
United Airlines Holdings, Inc.* 424 44,520
120,848
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 304 27,886
Kenvue, Inc. 2,485 51,464
79,350
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co. 2,635 124,319
Eli Lilly & Co. 1,020 747,232
Johnson & Johnson 3,118 552,416
Merck & Co., Inc. 3,253 273,642
Pfizer, Inc. 7,365 182,357
Viatris, Inc. 1,519 16,026
Zoetis, Inc., Class
a
A 577 90,243
1,986,235
Professional Services — 0.6%
Automatic Data Processing, Inc. 527 160,234
Broadridge Financial Solutions,
Inc. 153 39,110
Dayforce, Inc.* 204 14,233
Equifax, Inc. 162 39,901
Jacobs Solutions, Inc. 156 22,812
Leidos Holdings, Inc. 168 30,394
Paychex, Inc. 416 58,013
Paycom Software, Inc. 64 14,538
Verisk Analytics, Inc., Class
a
A 182 48,798
428,033
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 381 61,768
CoStar Group, Inc.* 547 48,951
110,719
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 185 36,232
Camden Property Trust, REIT 139 15,565
Equity Residential, REIT 441 29,159

S&P 500
®
EX-ENERGY ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Essex Property Trust, Inc., REIT 84 $ 22,698
Invitation Homes, Inc., REIT 737 23,061
Mid-America Apartment
Communities, Inc., REIT 152 22,165
UDR, Inc., REIT 388 15,353
164,233
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 101 10,155
Kimco Realty Corp., REIT 874 19,656
Realty Income Corp., REIT 1,168 68,632
Regency Centers Corp., REIT 212 15,370
Simon Property Group, Inc.,
REIT 398 71,903
185,716
Semiconductors & Semiconductor Equipment — 13.6%
Advanced Micro Devices, Inc.* 2,103 342,011
Analog Devices, Inc. 643 161,592
Applied Materials, Inc. 1,053 169,280
Broadcom, Inc. 6,095 1,812,592
Enphase Energy, Inc.* 168 6,334
First Solar, Inc.* 139 27,131
Intel Corp.* 5,651 137,602
KLA Corp. 172 149,984
Lam Research Corp. 1,657 165,949
Microchip Technology, Inc. 695 45,175
Micron Technology, Inc. 1,449 172,445
Monolithic Power Systems, Inc. 63 52,653
NVIDIA Corp. 31,609 5,505,656
NXP Semiconductors NV 328 77,031
ON Semiconductor Corp.* 539 26,729
QUALCOMM, Inc. 1,423 228,719
Skyworks Solutions, Inc. 196 14,688
Teradyne, Inc. 208 24,594
Texas Instruments, Inc. 1,178 238,521
9,358,686
Software — 11.4%
Adobe, Inc.* 552 196,898
Autodesk, Inc.* 278 87,487
Cadence Design Systems, Inc.* 354 124,052
Crowdstrike Holdings, Inc.,
Class
a
A* 323 136,855
Datadog, Inc., Class
a
A* 415 56,722
Fair Isaac Corp.* 32 48,693
Fortinet, Inc.* 824 64,907
Gen Digital, Inc. 705 21,291
Intuit, Inc. 362 241,454
Microsoft Corp. 9,634 4,881,452
Oracle Corp. 2,110 477,134
Palantir Technologies, Inc.,
Class
a
A* 2,757 432,050
Palo Alto Networks, Inc.* 858 163,466
PTC, Inc.* 156 33,306
Roper Technologies, Inc. 140 73,683
Salesforce, Inc. 1,244 318,775
ServiceNow, Inc.* 269 246,797
Synopsys, Inc.* 241 145,448
Investments
Shares Value
Common Stocks (continued)
Tyler Technologies, Inc.* 56 $ 31,521
Workday, Inc., Class
a
A* 282 65,091
7,847,082
Specialized REITs — 0.8%
American Tower Corp., REIT 607 123,737
Crown Castle, Inc., REIT 564 55,915
Digital Realty Trust, Inc., REIT 411 68,900
Equinix, Inc., REIT 127 99,846
Extra Space Storage, Inc., REIT 276 39,628
Iron Mountain, Inc., REIT 383 35,363
Public Storage, REIT 205 60,391
SBA Communications Corp.,
Class
a
A, REIT 140 28,679
VICI Properties, Inc., Class
a
A,
REIT 1,367 46,177
Weyerhaeuser Co., REIT 937 24,240
582,876
Specialty Retail — 1.9%
AutoZone, Inc.* 22 92,368
Best Buy Co., Inc. 247 18,189
CarMax, Inc.* 196 12,025
Home Depot, Inc. (The) 1,289 524,326
Lowe's Cos., Inc. 726 187,352
O'Reilly Automotive, Inc.* 1,109 114,981
Ross Stores, Inc. 427 62,837
TJX Cos., Inc. (The) 1,448 197,811
Tractor Supply Co. 685 42,306
Ulta Beauty, Inc.* 59 29,071
Williams-Sonoma, Inc. 160 30,110
1,311,376
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc. 19,359 4,493,998
Dell Technologies, Inc., Class
a
C 388 47,394
Hewlett Packard Enterprise Co. 1,701 38,392
HP, Inc. 1,220 34,819
NetApp, Inc. 264 29,777
Seagate Technology Holdings
plc 276 46,202
Super Micro Computer, Inc.* 662 27,499
Western Digital Corp. 449 36,073
4,754,154
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 198 23,687
Lululemon Athletica, Inc.* 144 29,117
NIKE, Inc., Class
a
B 1,525 117,989
Ralph Lauren Corp., Class
a
A 52 15,440
Tapestry, Inc. 270 27,492
213,725
Tobacco — 0.7%
Altria Group, Inc. 2,182 146,652
Philip Morris International, Inc. 2,019 337,436
484,088

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Trading Companies & Distributors — 0.3%
Fastenal Co. 1,485 $ 73,745
United Rentals, Inc. 85 81,289
WW Grainger, Inc. 57 57,770
212,804
Water Utilities — 0.1%
American Water Works Co., Inc. 253 36,308
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 619 155,982
Total Common Stocks
(Cost $46,853,988)
68,887,637
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $72,204
(Cost $72,169) $ 72,169
72,169
Total Investments — 99.9%
(Cost $46,926,157) 68,959,806
Other assets less liabilities — 0.1% 52,785
Net Assets — 100.0% $ 69,012,591
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
EX-FINANCIALS ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.6%
Axon Enterprise, Inc.* 93 $ 69,498
Boeing Co. (The)* 950 222,946
General Dynamics Corp. 317 102,889
General Electric Co. 1,343 369,594
Howmet Aerospace, Inc. 509 88,617
Huntington Ingalls Industries,
Inc. 50 13,539
L3Harris Technologies, Inc. 236 65,518
Lockheed Martin Corp. 263 119,831
Northrop Grumman Corp. 170 100,307
RTX Corp. 1,683 266,924
Textron, Inc. 228 18,276
TransDigm Group, Inc. 72 100,719
1,538,658
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 150 19,305
Expeditors International of
Washington, Inc. 173 20,853
FedEx Corp. 278 64,237
United Parcel Service, Inc.,
Class
a
B 924 80,795
185,190
Automobile Components — 0.0%(a)
Aptiv plc* 275 21,871
Automobiles — 2.3%
Ford Motor Co. 4,919 57,897
General Motors Co. 1,211 70,952
Tesla, Inc.* 3,530 1,178,561
1,307,410
Beverages — 1.3%
Brown-Forman Corp., Class
a
B 230 6,886
Coca-Cola Co. (The) 4,879 336,602
Constellation Brands, Inc.,
Class
a
A 193 31,254
Keurig Dr Pepper, Inc. 1,711 49,773
Molson Coors Beverage Co.,
Class
a
B 216 10,906
Monster Beverage Corp.* 884 55,171
PepsiCo, Inc. 1,727 256,719
747,311
Biotechnology — 1.9%
AbbVie, Inc. 2,224 467,929
Amgen, Inc. 677 194,780
Biogen, Inc.* 185 24,461
Gilead Sciences, Inc. 1,566 176,911
Incyte Corp.* 203 17,176
Moderna, Inc.* 429 10,335
Regeneron Pharmaceuticals,
Inc. 131 76,072
Vertex Pharmaceuticals, Inc.* 323 126,299
1,093,963
Investments
Shares Value
Common Stocks (continued)
Broadline Retail — 4.8%
Amazon.com, Inc.* 11,901 $ 2,725,329
eBay, Inc. 581 52,644
2,777,973
Building Products — 0.6%
A O Smith Corp. 147 10,480
Allegion plc 109 18,508
Builders FirstSource, Inc.* 140 19,415
Carrier Global Corp. 1,004 65,461
Johnson Controls International
plc 829 88,612
Lennox International, Inc. 41 22,872
Masco Corp. 266 19,522
Trane Technologies plc 281 116,783
361,653
Chemicals — 1.4%
Air Products and Chemicals,
Inc. 281 82,645
Albemarle Corp. 149 12,653
CF Industries Holdings, Inc. 204 17,672
Corteva, Inc. 859 63,729
Dow, Inc. 890 21,921
DuPont de Nemours, Inc. 527 40,537
Eastman Chemical Co. 146 10,270
Ecolab, Inc. 318 88,099
International Flavors &
Fragrances, Inc. 322 21,738
Linde plc 593 283,626
LyondellBasell Industries NV,
Class
a
A 324 18,257
Mosaic Co. (The) 399 13,327
PPG Industries, Inc. 286 31,812
Sherwin-Williams Co. (The) 291 106,456
812,742
Commercial Services & Supplies — 0.6%
Cintas Corp. 432 90,733
Copart, Inc.* 1,108 54,082
Republic Services, Inc., Class
a
A 256 59,896
Rollins, Inc. 354 20,015
Veralto Corp. 312 33,131
Waste Management, Inc. 461 104,366
362,223
Communications Equipment — 1.1%
Arista Networks, Inc.* 1,298 177,242
Cisco Systems, Inc. 5,011 346,210
F5, Inc.* 73 22,859
Motorola Solutions, Inc. 211 99,689
646,000
Construction & Engineering — 0.1%
Quanta Services, Inc. 187 70,679
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 77 47,463

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Vulcan Materials Co. 167 $ 48,624
96,087
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp. 559 527,316
Dollar General Corp. 277 30,127
Dollar Tree, Inc.* 250 27,292
Kroger Co. (The) 772 52,372
Sysco Corp. 611 49,167
Target Corp. 572 54,901
Walmart, Inc. 5,442 527,765
1,268,940
Containers & Packaging — 0.3%
Amcor plc 2,887 24,915
Avery Dennison Corp. 99 16,993
Ball Corp. 350 18,424
International Paper Co. 665 33,037
Packaging Corp. of America 113 24,630
Smurfit WestRock plc 625 29,600
147,599
Distributors — 0.1%
Genuine Parts Co. 175 24,383
LKQ Corp. 325 10,601
Pool Corp. 48 14,914
49,898
Diversified Telecommunication Services — 0.9%
AT&T, Inc. 9,063 265,455
Verizon Communications, Inc. 5,311 234,906
500,361
Electric Utilities — 1.8%
Alliant Energy Corp. 323 21,018
American Electric Power Co.,
Inc. 673 74,717
Constellation Energy Corp. 394 121,344
Duke Energy Corp. 979 119,918
Edison International 484 27,167
Entergy Corp. 562 49,507
Evergy, Inc. 290 20,665
Eversource Energy 462 29,600
Exelon Corp. 1,272 55,561
FirstEnergy Corp. 647 28,222
NextEra Energy, Inc. 2,593 186,826
NRG Energy, Inc. 247 35,953
PG&E Corp. 2,768 42,295
Pinnacle West Capital Corp. 151 13,493
PPL Corp. 931 33,954
Southern Co. (The) 1,384 127,743
Xcel Energy, Inc. 726 52,555
1,040,538
Electrical Equipment — 1.1%
AMETEK, Inc. 291 53,777
Eaton Corp. plc 493 172,126
Emerson Electric Co. 709 93,588
GE Vernova, Inc. 344 210,862
Investments
Shares Value
Common Stocks (continued)
Generac Holdings, Inc.* 75 $ 13,894
Hubbell, Inc., Class
a
B 68 29,307
Rockwell Automation, Inc. 143 49,110
622,664
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class
a
A 1,524 165,902
CDW Corp. 167 27,515
Corning, Inc. 970 65,019
Jabil, Inc. 136 27,857
Keysight Technologies, Inc.* 218 35,628
TE Connectivity plc 374 77,231
Teledyne Technologies, Inc.* 60 32,290
Trimble, Inc.* 300 24,246
Zebra Technologies Corp.,
Class
a
A* 65 20,611
476,299
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 1,248 56,659
Halliburton Co. 1,083 24,616
Schlumberger NV 1,890 69,628
150,903
Entertainment — 1.9%
Electronic Arts, Inc. 288 49,522
Live Nation Entertainment, Inc.* 199 33,131
Netflix, Inc.* 536 647,622
Take-Two Interactive Software,
Inc.* 214 49,920
TKO Group Holdings, Inc.,
Class
a
A 84 15,923
Walt Disney Co. (The) 2,264 268,012
Warner Bros Discovery, Inc.* 2,836 33,011
1,097,141
Food Products — 0.6%
Archer-Daniels-Midland Co. 605 37,897
Bunge Global SA 169 14,233
Campbell's Co. (The) 249 7,951
Conagra Brands, Inc. 601 11,497
General Mills, Inc. 690 34,038
Hershey Co. (The) 187 34,361
Hormel Foods Corp. 367 9,336
J M Smucker Co. (The) 135 14,919
Kellanova 339 26,950
Kraft Heinz Co. (The) 1,088 30,431
Lamb Weston Holdings, Inc. 178 10,240
McCormick & Co., Inc.
(Non-Voting) 318 22,378
Mondelez International, Inc.,
Class
a
A 1,631 100,209
Tyson Foods, Inc., Class
a
A 361 20,498
374,938
Gas Utilities — 0.1%
Atmos Energy Corp. 200 33,226

S&P 500
®
EX-FINANCIALS ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Ground Transportation — 1.1%
CSX Corp. 2,366 $ 76,919
JB Hunt Transport Services,
Inc. 99 14,354
Norfolk Southern Corp. 284 79,514
Old Dominion Freight Line, Inc. 235 35,478
Uber Technologies, Inc.* 2,635 247,031
Union Pacific Corp. 753 168,348
621,644
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories 2,192 290,791
Align Technology, Inc.* 86 12,209
Baxter International, Inc. 646 15,950
Becton Dickinson & Co. 361 69,666
Boston Scientific Corp.* 1,864 196,652
Cooper Cos., Inc. (The)* 252 16,984
Dexcom, Inc.* 494 37,218
Edwards Lifesciences Corp.* 739 60,110
GE HealthCare Technologies,
Inc. 577 42,542
Hologic, Inc.* 281 18,861
IDEXX Laboratories, Inc.* 102 66,003
Insulet Corp.* 89 30,249
Intuitive Surgical, Inc.* 452 213,929
Medtronic plc 1,616 149,981
ResMed, Inc. 185 50,784
Solventum Corp.* 174 12,718
STERIS plc 124 30,387
Stryker Corp. 433 169,480
Zimmer Biomet Holdings, Inc. 250 26,525
1,511,039
Health Care Providers & Services — 1.9%
Cardinal Health, Inc. 300 44,634
Cencora, Inc. 218 63,571
Centene Corp.* 627 18,208
Cigna Group (The) 336 101,093
CVS Health Corp. 1,593 116,528
DaVita, Inc.* 53 7,301
Elevance Health, Inc. 285 90,815
HCA Healthcare, Inc. 219 88,467
Henry Schein, Inc.* 154 10,715
Humana, Inc. 153 46,460
Labcorp Holdings, Inc. 106 29,467
McKesson Corp. 158 108,489
Molina Healthcare, Inc.* 69 12,477
Quest Diagnostics, Inc. 141 25,611
UnitedHealth Group, Inc. 1,142 353,872
Universal Health Services, Inc.,
Class
a
B 73 13,256
1,130,964
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class
a
A* 544 71,008
Booking Holdings, Inc. 41 229,561
Caesars Entertainment, Inc.* 262 7,014
Carnival Corp.* 1,322 42,159
Investments
Shares Value
Common Stocks (continued)
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,697 $ 71,512
Darden Restaurants, Inc. 148 30,627
Domino's Pizza, Inc. 44 20,165
DoorDash, Inc., Class
a
A* 432 105,948
Expedia Group, Inc. 154 33,079
Hilton Worldwide Holdings, Inc. 299 82,542
Las Vegas Sands Corp. 427 24,608
Marriott International, Inc.,
Class
a
A 287 76,876
McDonald's Corp. 900 282,186
MGM Resorts International* 261 10,359
Norwegian Cruise Line Holdings
Ltd.* 562 13,960
Royal Caribbean Cruises Ltd. 314 114,051
Starbucks Corp. 1,431 126,200
Wynn Resorts Ltd. 111 14,069
Yum! Brands, Inc. 350 51,440
1,407,364
Household Durables — 0.4%
DR Horton, Inc. 348 58,979
Garmin Ltd. 194 46,913
Lennar Corp., Class
a
A 293 39,010
Mohawk Industries, Inc.* 66 8,757
NVR, Inc.* 4 32,471
PulteGroup, Inc. 252 33,269
219,399
Household Products — 1.1%
Church & Dwight Co., Inc. 310 28,880
Clorox Co. (The) 156 18,439
Colgate-Palmolive Co. 1,021 85,835
Kimberly-Clark Corp. 418 53,981
Procter & Gamble Co. (The) 2,953 463,739
650,874
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 896 12,132
Vistra Corp. 428 80,939
93,071
Industrial Conglomerates — 0.5%
3M Co. 678 105,449
Honeywell International, Inc. 809 177,576
283,025
Interactive Media & Services — 8.4%
Alphabet, Inc., Class
a
A 7,330 1,560,630
Alphabet, Inc., Class
a
C 5,913 1,262,603
Match Group, Inc. 309 11,538
Meta Platforms, Inc., Class
a
A 2,734 2,019,606
4,854,377
IT Services — 1.1%
Accenture plc, Class
a
A 789 205,116
Akamai Technologies, Inc.* 184 14,560
Cognizant Technology Solutions
Corp., Class
a
A 621 44,867

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
EPAM Systems, Inc.* 72 $ 12,698
Gartner, Inc.* 97 24,365
GoDaddy, Inc., Class
a
A* 180 26,696
International Business
Machines Corp. 1,171 285,127
VeriSign, Inc. 102 27,884
641,313
Leisure Products — 0.0%(a)
Hasbro, Inc. 167 13,555
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. 359 45,112
Bio-Techne Corp. 198 10,817
Charles River Laboratories
International, Inc.* 63 10,288
Danaher Corp. 802 165,068
IQVIA Holdings, Inc.* 207 39,498
Mettler-Toledo International,
Inc.* 26 33,827
Revvity, Inc. 149 13,426
Thermo Fisher Scientific, Inc. 475 234,042
Waters Corp.* 76 22,937
West Pharmaceutical Services,
Inc. 91 22,472
597,487
Machinery — 1.8%
Caterpillar, Inc. 592 248,072
Cummins, Inc. 174 69,329
Deere & Co. 318 152,208
Dover Corp. 173 30,943
Fortive Corp. 428 20,484
IDEX Corp. 95 15,627
Illinois Tool Works, Inc. 336 88,922
Ingersoll Rand, Inc. 508 40,350
Nordson Corp. 69 15,531
Otis Worldwide Corp. 497 42,931
PACCAR, Inc. 661 66,087
Parker-Hannifin Corp. 162 123,015
Pentair plc 208 22,366
Snap-on, Inc. 67 21,791
Stanley Black & Decker, Inc. 195 14,487
Westinghouse Air Brake
Technologies Corp. 216 41,796
Xylem, Inc. 306 43,317
1,057,256
Media — 0.5%
Charter Communications, Inc.,
Class
a
A* 121 32,135
Comcast Corp., Class
a
A 4,691 159,353
Fox Corp., Class
a
A 270 16,119
Fox Corp., Class
a
B 167 9,110
Interpublic Group of Cos., Inc.
(The) 465 12,481
News Corp., Class
a
A 475 13,970
News Corp., Class
a
B 141 4,776
Omnicom Group, Inc. 247 19,347
Investments
Shares Value
Common Stocks (continued)
Paramount Skydance Corp.,
Class
a
B* 767 $ 11,275
Trade Desk, Inc. (The), Class
a
A* 564 30,828
309,394
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 1,809 80,320
Newmont Corp. 1,402 104,309
Nucor Corp. 291 43,280
Steel Dynamics, Inc. 174 22,780
250,689
Multi-Utilities — 0.7%
Ameren Corp. 340 33,925
CenterPoint Energy, Inc. 822 30,998
CMS Energy Corp. 377 26,982
Consolidated Edison, Inc. 454 44,596
Dominion Energy, Inc. 1,074 64,333
DTE Energy Co. 261 35,666
NiSource, Inc. 593 25,066
Public Service Enterprise
Group, Inc. 629 51,785
Sempra 821 67,782
WEC Energy Group, Inc. 402 42,817
423,950
Oil, Gas & Consumable Fuels — 3.3%
APA Corp. 455 10,565
Chevron Corp. 2,402 385,761
ConocoPhillips 1,590 157,362
Coterra Energy, Inc. 962 23,511
Devon Energy Corp. 808 29,169
Diamondback Energy, Inc. 236 35,107
EOG Resources, Inc. 688 85,876
EQT Corp. 754 39,087
Expand Energy Corp. 273 26,421
Exxon Mobil Corp. 5,428 620,366
Kinder Morgan, Inc. 2,435 65,696
Marathon Petroleum Corp. 387 69,548
Occidental Petroleum Corp. 892 42,468
ONEOK, Inc. 787 60,111
Phillips 66 513 68,527
Targa Resources Corp. 273 45,799
Texas Pacific Land Corp. 24 22,404
Valero Energy Corp. 394 59,892
Williams Cos., Inc. (The) 1,538 89,020
1,936,690
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 822 50,783
Southwest Airlines Co. 717 23,590
United Airlines Holdings, Inc.* 411 43,155
117,528
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 295 27,060
Kenvue, Inc. 2,418 50,077
77,137

S&P 500
®
EX-FINANCIALS ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co. 2,563 $ 120,922
Eli Lilly & Co. 991 725,987
Johnson & Johnson 3,031 537,002
Merck & Co., Inc. 3,162 265,988
Pfizer, Inc. 7,161 177,306
Viatris, Inc. 1,478 15,593
Zoetis, Inc., Class
a
A 560 87,584
1,930,382
Professional Services — 0.7%
Automatic Data Processing, Inc. 511 155,370
Broadridge Financial Solutions,
Inc. 149 38,087
Dayforce, Inc.* 202 14,094
Equifax, Inc. 157 38,669
Jacobs Solutions, Inc. 152 22,227
Leidos Holdings, Inc. 163 29,490
Paychex, Inc. 404 56,340
Paycom Software, Inc. 62 14,083
Verisk Analytics, Inc., Class
a
A 176 47,189
415,549
Semiconductors & Semiconductor Equipment — 15.6%
Advanced Micro Devices, Inc.* 2,043 332,253
Analog Devices, Inc. 625 157,069
Applied Materials, Inc. 1,024 164,618
Broadcom, Inc. 5,922 1,761,144
Enphase Energy, Inc.* 166 6,258
First Solar, Inc.* 136 26,546
Intel Corp.* 5,494 133,779
KLA Corp. 168 146,496
Lam Research Corp. 1,611 161,342
Microchip Technology, Inc. 677 44,005
Micron Technology, Inc. 1,407 167,447
Monolithic Power Systems, Inc. 61 50,981
NVIDIA Corp. 30,718 5,350,461
NXP Semiconductors NV 318 74,682
ON Semiconductor Corp.* 527 26,134
QUALCOMM, Inc. 1,382 222,129
Skyworks Solutions, Inc. 189 14,164
Teradyne, Inc. 202 23,884
Texas Instruments, Inc. 1,144 231,637
9,095,029
Software — 13.1%
Adobe, Inc.* 537 191,548
Autodesk, Inc.* 270 84,969
Cadence Design Systems, Inc.* 344 120,548
Crowdstrike Holdings, Inc.,
Class
a
A* 313 132,618
Datadog, Inc., Class
a
A* 402 54,945
Fair Isaac Corp.* 31 47,171
Fortinet, Inc.* 800 63,016
Gen Digital, Inc. 688 20,778
Intuit, Inc. 352 234,784
Microsoft Corp. 9,361 4,743,125
Oracle Corp. 2,049 463,340
Investments
Shares Value
Common Stocks (continued)
Palantir Technologies, Inc.,
Class
a
A* 2,679 $ 419,826
Palo Alto Networks, Inc.* 834 158,894
PTC, Inc.* 152 32,452
Roper Technologies, Inc. 136 71,578
Salesforce, Inc. 1,209 309,806
ServiceNow, Inc.* 261 239,457
Synopsys, Inc.* 234 141,224
Tyler Technologies, Inc.* 55 30,958
Workday, Inc., Class
a
A* 273 63,014
7,624,051
Specialty Retail — 2.2%
AutoZone, Inc.* 21 88,169
Best Buy Co., Inc. 244 17,968
CarMax, Inc.* 192 11,779
Home Depot, Inc. (The) 1,252 509,276
Lowe's Cos., Inc. 705 181,932
O'Reilly Automotive, Inc.* 1,077 111,664
Ross Stores, Inc. 414 60,924
TJX Cos., Inc. (The) 1,406 192,074
Tractor Supply Co. 668 41,256
Ulta Beauty, Inc.* 58 28,578
Williams-Sonoma, Inc. 156 29,358
1,272,978
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc. 18,813 4,367,250
Dell Technologies, Inc., Class
a
C 377 46,050
Hewlett Packard Enterprise Co. 1,654 37,331
HP, Inc. 1,188 33,905
NetApp, Inc. 256 28,874
Seagate Technology Holdings
plc 267 44,696
Super Micro Computer, Inc.* 646 26,835
Western Digital Corp. 440 35,350
4,620,291
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 191 22,849
Lululemon Athletica, Inc.* 140 28,308
NIKE, Inc., Class
a
B 1,484 114,817
Ralph Lauren Corp., Class
a
A 51 15,144
Tapestry, Inc. 262 26,677
207,795
Tobacco — 0.8%
Altria Group, Inc. 2,122 142,620
Philip Morris International, Inc. 1,961 327,742
470,362
Trading Companies & Distributors — 0.4%
Fastenal Co. 1,445 71,759
United Rentals, Inc. 83 79,376
WW Grainger, Inc. 56 56,756
207,891
Water Utilities — 0.1%
American Water Works Co., Inc. 247 35,447

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 601 $ 151,446
Total Common Stocks
(Cost $40,312,562)
58,012,244
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $86,160
(Cost $86,119) $ 86,119
86,119
Total Investments — 99.9%
(Cost $40,398,681) 58,098,363
Other assets less liabilities — 0.1% 55,126
Net Assets — 100.0% $ 58,153,489
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500
®
EX-HEALTH CARE ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.4%
Axon Enterprise, Inc.* 48 $ 35,870
Boeing Co. (The)* 494 115,932
General Dynamics Corp. 165 53,554
General Electric Co. 697 191,814
Howmet Aerospace, Inc. 265 46,137
Huntington Ingalls Industries,
Inc. 25 6,770
L3Harris Technologies, Inc. 121 33,592
Lockheed Martin Corp. 134 61,054
Northrop Grumman Corp. 87 51,334
RTX Corp. 874 138,616
Textron, Inc. 118 9,459
TransDigm Group, Inc. 35 48,961
793,093
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 76 9,781
Expeditors International of
Washington, Inc. 88 10,608
FedEx Corp. 144 33,274
United Parcel Service, Inc.,
Class
a
B 479 41,884
95,547
Automobile Components — 0.0%(a)
Aptiv plc* 142 11,293
Automobiles — 2.1%
Ford Motor Co. 2,555 30,072
General Motors Co. 629 36,853
Tesla, Inc.* 1,834 612,318
679,243
Banks — 4.0%
Bank of America Corp. 4,288 217,573
Citigroup, Inc. 1,224 118,202
Citizens Financial Group, Inc. 284 14,847
Fifth Third Bancorp 436 19,956
Huntington Bancshares, Inc. 954 16,991
JPMorgan Chase & Co. 1,817 547,680
KeyCorp 645 12,487
M&T Bank Corp. 104 20,973
PNC Financial Services Group,
Inc. (The) 260 53,934
Regions Financial Corp. 588 16,105
Truist Financial Corp. 858 40,172
US Bancorp 1,019 49,758
Wells Fargo & Co. 2,129 174,961
1,303,639
Beverages — 1.2%
Brown-Forman Corp., Class
a
B 118 3,533
Coca-Cola Co. (The) 2,535 174,890
Constellation Brands, Inc.,
Class
a
A 100 16,194
Keurig Dr Pepper, Inc. 888 25,832
Molson Coors Beverage Co.,
Class
a
B 111 5,604
Investments
Shares Value
Common Stocks (continued)
Monster Beverage Corp.* 460 $ 28,709
PepsiCo, Inc. 896 133,190
387,952
Broadline Retail — 4.4%
Amazon.com, Inc.* 6,181 1,415,449
eBay, Inc. 302 27,364
1,442,813
Building Products — 0.6%
A O Smith Corp. 75 5,347
Allegion plc 56 9,509
Builders FirstSource, Inc.* 71 9,846
Carrier Global Corp. 521 33,969
Johnson Controls International
plc 429 45,856
Lennox International, Inc. 20 11,157
Masco Corp. 136 9,981
Trane Technologies plc 145 60,262
185,927
Capital Markets — 3.8%
Ameriprise Financial, Inc. 62 31,918
Bank of New York Mellon Corp.
(The) 467 49,315
Blackrock, Inc. 95 107,078
Blackstone, Inc. 477 81,758
Cboe Global Markets, Inc. 67 15,809
Charles Schwab Corp. (The) 1,118 107,149
CME Group, Inc. 235 62,630
Coinbase Global, Inc., Class
a
A* 138 42,026
FactSet Research Systems, Inc. 24 8,960
Franklin Resources, Inc. 202 5,183
Goldman Sachs Group, Inc.
(The) 200 149,050
Interactive Brokers Group, Inc.,
Class
a
A 287 17,863
Intercontinental Exchange, Inc. 376 66,402
Invesco Ltd. 293 6,414
KKR & Co., Inc. 444 61,934
MarketAxess Holdings, Inc. 23 4,228
Moody's Corp. 101 51,486
Morgan Stanley 809 121,738
MSCI, Inc., Class
a
A 50 28,386
Nasdaq, Inc. 270 25,580
Northern Trust Corp. 125 16,410
Raymond James Financial, Inc. 118 19,994
S&P Global, Inc. 204 111,882
State Street Corp. 187 21,499
T. Rowe Price Group, Inc. 144 15,497
1,230,189
Chemicals — 1.3%
Air Products and Chemicals,
Inc. 145 42,646
Albemarle Corp. 77 6,539
CF Industries Holdings, Inc. 106 9,183
Corteva, Inc. 446 33,089
Dow, Inc. 463 11,404
DuPont de Nemours, Inc. 274 21,076

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Eastman Chemical Co. 74 $ 5,205
Ecolab, Inc. 166 45,989
International Flavors &
Fragrances, Inc. 168 11,342
Linde plc 309 147,791
LyondellBasell Industries NV,
Class
a
A 169 9,523
Mosaic Co. (The) 208 6,947
PPG Industries, Inc. 148 16,462
Sherwin-Williams Co. (The) 150 54,874
422,070
Commercial Services & Supplies — 0.6%
Cintas Corp. 225 47,257
Copart, Inc.* 574 28,017
Republic Services, Inc., Class
a
A 131 30,650
Rollins, Inc. 184 10,404
Veralto Corp. 164 17,415
Waste Management, Inc. 239 54,107
187,850
Communications Equipment — 1.0%
Arista Networks, Inc.* 674 92,035
Cisco Systems, Inc. 2,604 179,910
F5, Inc.* 36 11,273
Motorola Solutions, Inc. 108 51,026
334,244
Construction & Engineering — 0.1%
Quanta Services, Inc. 97 36,662
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 38 23,423
Vulcan Materials Co. 85 24,749
48,172
Consumer Finance — 0.7%
American Express Co. 363 120,255
Capital One Financial Corp. 419 95,205
Synchrony Financial 248 18,932
234,392
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. 290 273,563
Dollar General Corp. 144 15,661
Dollar Tree, Inc.* 127 13,865
Kroger Co. (The) 401 27,204
Sysco Corp. 317 25,509
Target Corp. 297 28,506
Walmart, Inc. 2,826 274,065
658,373
Containers & Packaging — 0.2%
Amcor plc 1,500 12,945
Avery Dennison Corp. 51 8,754
Ball Corp. 181 9,528
International Paper Co. 345 17,139
Packaging Corp. of America 58 12,642
Investments
Shares Value
Common Stocks (continued)
Smurfit WestRock plc 325 $ 15,392
76,400
Distributors — 0.1%
Genuine Parts Co. 89 12,400
LKQ Corp. 169 5,513
Pool Corp. 24 7,457
25,370
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 4,708 137,897
Verizon Communications, Inc. 2,759 122,031
259,928
Electric Utilities — 1.7%
Alliant Energy Corp. 169 10,997
American Electric Power Co.,
Inc. 350 38,857
Constellation Energy Corp. 204 62,828
Duke Energy Corp. 508 62,225
Edison International 251 14,089
Entergy Corp. 291 25,634
Evergy, Inc. 150 10,689
Eversource Energy 240 15,377
Exelon Corp. 659 28,785
FirstEnergy Corp. 336 14,656
NextEra Energy, Inc. 1,346 96,979
NRG Energy, Inc. 126 18,340
PG&E Corp. 1,438 21,973
Pinnacle West Capital Corp. 77 6,881
PPL Corp. 485 17,688
Southern Co. (The) 720 66,456
Xcel Energy, Inc. 377 27,291
539,745
Electrical Equipment — 1.0%
AMETEK, Inc. 150 27,720
Eaton Corp. plc 258 90,078
Emerson Electric Co. 369 48,708
GE Vernova, Inc. 178 109,109
Generac Holdings, Inc.* 37 6,854
Hubbell, Inc., Class
a
B 33 14,223
Rockwell Automation, Inc. 72 24,727
321,419
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class
a
A 791 86,108
CDW Corp. 84 13,840
Corning, Inc. 505 33,850
Jabil, Inc. 69 14,133
Keysight Technologies, Inc.* 112 18,304
TE Connectivity plc 193 39,855
Teledyne Technologies, Inc.* 29 15,607
Trimble, Inc.* 155 12,527
Zebra Technologies Corp.,
Class
a
A* 32 10,147
244,371

S&P 500
®
EX-HEALTH CARE ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 647 $ 29,374
Halliburton Co. 561 12,751
Schlumberger NV 981 36,140
78,265
Entertainment — 1.8%
Electronic Arts, Inc. 149 25,621
Live Nation Entertainment, Inc.* 103 17,148
Netflix, Inc.* 279 337,102
Take-Two Interactive Software,
Inc.* 110 25,660
TKO Group Holdings, Inc.,
Class
a
A 42 7,961
Walt Disney Co. (The) 1,178 139,452
Warner Bros Discovery, Inc.* 1,474 17,157
570,101
Financial Services — 4.7%
Apollo Global Management, Inc. 295 40,188
Berkshire Hathaway, Inc.,
Class
a
B* 1,199 603,073
Block, Inc., Class
a
A* 363 28,909
Corpay, Inc.* 46 14,981
Fidelity National Information
Services, Inc. 342 23,875
Fiserv, Inc.* 364 50,298
Global Payments, Inc. 158 14,034
Jack Henry & Associates, Inc. 48 7,836
Mastercard, Inc., Class
a
A 532 316,694
PayPal Holdings, Inc.* 637 44,711
Visa, Inc., Class
a
A 1,119 393,642
1,538,241
Food Products — 0.6%
Archer-Daniels-Midland Co. 314 19,669
Bunge Global SA 86 7,243
Campbell's Co. (The) 127 4,055
Conagra Brands, Inc. 313 5,988
General Mills, Inc. 359 17,709
Hershey Co. (The) 97 17,824
Hormel Foods Corp. 190 4,834
J M Smucker Co. (The) 69 7,625
Kellanova 176 13,992
Kraft Heinz Co. (The) 564 15,775
Lamb Weston Holdings, Inc. 92 5,293
McCormick & Co., Inc.
(Non-Voting) 166 11,681
Mondelez International, Inc.,
Class
a
A 846 51,978
Tyson Foods, Inc., Class
a
A 187 10,618
194,284
Gas Utilities — 0.1%
Atmos Energy Corp. 103 17,111
Ground Transportation — 1.0%
CSX Corp. 1,229 39,955
Investments
Shares Value
Common Stocks (continued)
JB Hunt Transport Services,
Inc. 51 $ 7,395
Norfolk Southern Corp. 147 41,157
Old Dominion Freight Line, Inc. 120 18,116
Uber Technologies, Inc.* 1,368 128,250
Union Pacific Corp. 391 87,416
322,289
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 100 8,244
Healthpeak Properties, Inc.,
REIT 455 8,163
Ventas, Inc., REIT 294 20,015
Welltower, Inc., REIT 407 68,490
104,912
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 455 7,831
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class
a
A* 283 36,940
Booking Holdings, Inc. 20 111,981
Caesars Entertainment, Inc.* 134 3,587
Carnival Corp.* 686 21,877
Chipotle Mexican Grill, Inc.,
Class
a
A* 881 37,125
Darden Restaurants, Inc. 75 15,521
Domino's Pizza, Inc. 21 9,624
DoorDash, Inc., Class
a
A* 224 54,936
Expedia Group, Inc. 78 16,754
Hilton Worldwide Holdings, Inc. 155 42,789
Las Vegas Sands Corp. 222 12,794
Marriott International, Inc.,
Class
a
A 148 39,643
McDonald's Corp. 468 146,737
MGM Resorts International* 133 5,279
Norwegian Cruise Line Holdings
Ltd.* 292 7,253
Royal Caribbean Cruises Ltd. 164 59,568
Starbucks Corp. 743 65,525
Wynn Resorts Ltd. 57 7,225
Yum! Brands, Inc. 182 26,749
721,907
Household Durables — 0.3%
DR Horton, Inc. 181 30,676
Garmin Ltd. 100 24,182
Lennar Corp., Class
a
A 151 20,104
Mohawk Industries, Inc.* 32 4,246
NVR, Inc.* 2 16,235
PulteGroup, Inc. 129 17,031
112,474
Household Products — 1.0%
Church & Dwight Co., Inc. 161 14,999
Clorox Co. (The) 79 9,338
Colgate-Palmolive Co. 531 44,641
Kimberly-Clark Corp. 217 28,023

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Procter & Gamble Co. (The) 1,534 $ 240,899
337,900
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 466 6,310
Vistra Corp. 222 41,982
48,292
Industrial Conglomerates — 0.5%
3M Co. 353 54,902
Honeywell International, Inc. 421 92,410
147,312
Industrial REITs — 0.2%
Prologis, Inc., REIT 606 68,951
Insurance — 2.1%
Aflac, Inc. 318 33,981
Allstate Corp. (The) 174 35,400
American International Group,
Inc. 376 30,576
Aon plc, Class
a
A 141 51,747
Arch Capital Group Ltd. 243 22,242
Arthur J Gallagher & Co. 168 50,862
Assurant, Inc. 32 6,899
Brown & Brown, Inc. 184 17,839
Chubb Ltd. 243 66,842
Cincinnati Financial Corp. 102 15,667
Erie Indemnity Co., Class
a
A 16 5,670
Everest Group Ltd. 27 9,231
Globe Life, Inc. 54 7,557
Hartford Insurance Group, Inc.
(The) 186 24,610
Loews Corp. 114 11,035
Marsh & McLennan Cos., Inc. 323 66,477
MetLife, Inc. 369 30,022
Principal Financial Group, Inc. 133 10,708
Progressive Corp. (The) 383 94,624
Prudential Financial, Inc. 232 25,441
Travelers Cos., Inc. (The) 148 40,183
W R Berkley Corp. 195 13,980
Willis Towers Watson plc 64 20,915
692,508
Interactive Media & Services — 7.7%
Alphabet, Inc., Class
a
A 3,809 810,974
Alphabet, Inc., Class
a
C 3,072 655,964
Match Group, Inc. 159 5,937
Meta Platforms, Inc., Class
a
A 1,421 1,049,693
2,522,568
IT Services — 1.0%
Accenture plc, Class
a
A 410 106,588
Akamai Technologies, Inc.* 95 7,517
Cognizant Technology Solutions
Corp., Class
a
A 322 23,264
EPAM Systems, Inc.* 35 6,173
Gartner, Inc.* 50 12,560
GoDaddy, Inc., Class
a
A* 93 13,793
Investments
Shares Value
Common Stocks (continued)
International Business
Machines Corp. 607 $ 147,798
VeriSign, Inc. 52 14,215
331,908
Leisure Products — 0.0%(a)
Hasbro, Inc. 84 6,818
Machinery — 1.7%
Caterpillar, Inc. 309 129,483
Cummins, Inc. 88 35,063
Deere & Co. 166 79,454
Dover Corp. 88 15,740
Fortive Corp. 222 10,625
IDEX Corp. 49 8,060
Illinois Tool Works, Inc. 175 46,314
Ingersoll Rand, Inc. 264 20,970
Nordson Corp. 34 7,653
Otis Worldwide Corp. 259 22,372
PACCAR, Inc. 342 34,193
Parker-Hannifin Corp. 82 62,267
Pentair plc 107 11,506
Snap-on, Inc. 33 10,733
Stanley Black & Decker, Inc. 101 7,503
Westinghouse Air Brake
Technologies Corp. 111 21,479
Xylem, Inc. 158 22,366
545,781
Media — 0.5%
Charter Communications, Inc.,
Class
a
A* 62 16,466
Comcast Corp., Class
a
A 2,437 82,785
Fox Corp., Class
a
A 140 8,358
Fox Corp., Class
a
B 84 4,582
Interpublic Group of Cos., Inc.
(The) 241 6,468
News Corp., Class
a
A 246 7,235
News Corp., Class
a
B 72 2,439
Omnicom Group, Inc. 126 9,870
Paramount Skydance Corp.,
Class
a
B* 385 5,659
Trade Desk, Inc. (The), Class
a
A* 293 16,015
159,877
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 939 41,692
Newmont Corp. 729 54,238
Nucor Corp. 150 22,309
Steel Dynamics, Inc. 88 11,521
129,760
Multi-Utilities — 0.7%
Ameren Corp. 178 17,761
CenterPoint Energy, Inc. 427 16,102
CMS Energy Corp. 195 13,956
Consolidated Edison, Inc. 236 23,182
Dominion Energy, Inc. 558 33,424
DTE Energy Co. 134 18,311
NiSource, Inc. 309 13,061

S&P 500
®
EX-HEALTH CARE ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Public Service Enterprise
Group, Inc. 326 $ 26,840
Sempra 426 35,171
WEC Energy Group, Inc. 211 22,474
220,282
Office REITs — 0.0%(a)
BXP, Inc., REIT 95 6,888
Oil, Gas & Consumable Fuels — 3.1%
APA Corp. 236 5,480
Chevron Corp. 1,248 200,429
ConocoPhillips 826 81,749
Coterra Energy, Inc. 500 12,220
Devon Energy Corp. 420 15,162
Diamondback Energy, Inc. 121 18,000
EOG Resources, Inc. 358 44,686
EQT Corp. 393 20,373
Expand Energy Corp. 142 13,743
Exxon Mobil Corp. 2,820 322,298
Kinder Morgan, Inc. 1,265 34,130
Marathon Petroleum Corp. 200 35,942
Occidental Petroleum Corp. 464 22,091
ONEOK, Inc. 409 31,239
Phillips 66 268 35,799
Targa Resources Corp. 142 23,822
Texas Pacific Land Corp. 12 11,202
Valero Energy Corp. 204 31,010
Williams Cos., Inc. (The) 797 46,130
1,005,505
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 427 26,380
Southwest Airlines Co. 373 12,272
United Airlines Holdings, Inc.* 214 22,470
61,122
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 152 13,943
Kenvue, Inc. 1,256 26,012
39,955
Professional Services — 0.7%
Automatic Data Processing, Inc. 267 81,181
Broadridge Financial Solutions,
Inc. 75 19,172
Dayforce, Inc.* 104 7,256
Equifax, Inc. 80 19,704
Jacobs Solutions, Inc. 77 11,260
Leidos Holdings, Inc. 82 14,835
Paychex, Inc. 210 29,286
Paycom Software, Inc. 30 6,814
Verisk Analytics, Inc., Class
a
A 89 23,863
213,371
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 192 31,127
Investments
Shares Value
Common Stocks (continued)
CoStar Group, Inc.* 276 $ 24,699
55,826
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 93 18,214
Camden Property Trust, REIT 69 7,727
Equity Residential, REIT 224 14,811
Essex Property Trust, Inc., REIT 40 10,808
Invitation Homes, Inc., REIT 373 11,671
Mid-America Apartment
Communities, Inc., REIT 75 10,936
UDR, Inc., REIT 196 7,756
81,923
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 51 5,128
Kimco Realty Corp., REIT 444 9,986
Realty Income Corp., REIT 592 34,786
Regency Centers Corp., REIT 106 7,685
Simon Property Group, Inc.,
REIT 200 36,132
93,717
Semiconductors & Semiconductor Equipment — 14.5%
Advanced Micro Devices, Inc.* 1,061 172,550
Analog Devices, Inc. 325 81,676
Applied Materials, Inc. 532 85,524
Broadcom, Inc. 3,077 915,069
Enphase Energy, Inc.* 84 3,167
First Solar, Inc.* 69 13,468
Intel Corp.* 2,854 69,495
KLA Corp. 85 74,120
Lam Research Corp. 837 83,826
Microchip Technology, Inc. 352 22,880
Micron Technology, Inc. 732 87,115
Monolithic Power Systems, Inc. 30 25,073
NVIDIA Corp. 15,957 2,779,390
NXP Semiconductors NV 166 38,985
ON Semiconductor Corp.* 274 13,588
QUALCOMM, Inc. 718 115,404
Skyworks Solutions, Inc. 98 7,344
Teradyne, Inc. 104 12,297
Texas Instruments, Inc. 594 120,273
4,721,244
Software — 12.1%
Adobe, Inc.* 279 99,519
Autodesk, Inc.* 140 44,058
Cadence Design Systems, Inc.* 179 62,727
Crowdstrike Holdings, Inc.,
Class
a
A* 164 69,487
Datadog, Inc., Class
a
A* 210 28,703
Fair Isaac Corp.* 15 22,825
Fortinet, Inc.* 415 32,690
Gen Digital, Inc. 358 10,812
Intuit, Inc. 183 122,061
Microsoft Corp. 4,864 2,464,540
Oracle Corp. 1,064 240,602

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Palantir Technologies, Inc.,
Class
a
A* 1,392 $ 218,140
Palo Alto Networks, Inc.* 433 82,495
PTC, Inc.* 77 16,439
Roper Technologies, Inc. 69 36,315
Salesforce, Inc. 628 160,925
ServiceNow, Inc.* 133 122,022
Synopsys, Inc.* 120 72,422
Tyler Technologies, Inc.* 27 15,198
Workday, Inc., Class
a
A* 141 32,546
3,954,526
Specialized REITs — 0.9%
American Tower Corp., REIT 308 62,786
Crown Castle, Inc., REIT 285 28,255
Digital Realty Trust, Inc., REIT 206 34,534
Equinix, Inc., REIT 63 49,530
Extra Space Storage, Inc., REIT 139 19,957
Iron Mountain, Inc., REIT 193 17,820
Public Storage, REIT 103 30,343
SBA Communications Corp.,
Class
a
A, REIT 69 14,135
VICI Properties, Inc., Class
a
A,
REIT 691 23,342
Weyerhaeuser Co., REIT 474 12,262
292,964
Specialty Retail — 2.0%
AutoZone, Inc.* 10 41,985
Best Buy Co., Inc. 124 9,131
CarMax, Inc.* 99 6,074
Home Depot, Inc. (The) 649 263,994
Lowe's Cos., Inc. 367 94,708
O'Reilly Automotive, Inc.* 558 57,853
Ross Stores, Inc. 216 31,787
TJX Cos., Inc. (The) 731 99,862
Tractor Supply Co. 347 21,431
Ulta Beauty, Inc.* 28 13,796
Williams-Sonoma, Inc. 79 14,867
655,488
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc. 9,773 2,268,704
Dell Technologies, Inc., Class
a
C 195 23,819
Hewlett Packard Enterprise Co. 860 19,410
HP, Inc. 615 17,552
NetApp, Inc. 131 14,776
Seagate Technology Holdings
plc 139 23,269
Super Micro Computer, Inc.* 336 13,957
Western Digital Corp. 228 18,318
2,399,805
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 99 11,843
Lululemon Athletica, Inc.* 71 14,356
NIKE, Inc., Class
a
B 772 59,730
Ralph Lauren Corp., Class
a
A 25 7,423
Tapestry, Inc. 135 13,746
107,098
Investments
Shares Value
Common Stocks (continued)
Tobacco — 0.8%
Altria Group, Inc. 1,102 $ 74,066
Philip Morris International, Inc. 1,018 170,138
244,204
Trading Companies & Distributors — 0.3%
Fastenal Co. 749 37,195
United Rentals, Inc. 41 39,210
WW Grainger, Inc. 27 27,365
103,770
Water Utilities — 0.1%
American Water Works Co., Inc. 126 18,082
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 313 78,873
Total Common Stocks
(Cost $23,170,833)
32,532,425
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $23,710
(Cost $23,699) $ 23,699
23,699
Total Investments — 99.9%
(Cost $23,194,532) 32,556,124
Other assets less liabilities — 0.1% 27,300
Net Assets — 100.0% $ 32,583,424
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
EX-TECHNOLOGY ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks — 99 .9%
Aerospace & Defense — 3.3%
Axon Enterprise, Inc.* 437 $ 326,566
Boeing Co. (The)* 4,454 1,045,265
General Dynamics Corp. 1,488 482,960
General Electric Co. 6,298 1,733,210
Howmet Aerospace, Inc. 2,384 415,054
Huntington Ingalls Industries,
Inc. 232 62,823
L3Harris Technologies, Inc. 1,104 306,493
Lockheed Martin Corp. 1,232 561,336
Northrop Grumman Corp. 800 472,032
RTX Corp. 7,889 1,251,195
Textron, Inc. 1,066 85,451
TransDigm Group, Inc. 330 461,630
7,204,015
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 701 90,219
Expeditors International of
Washington, Inc. 810 97,637
FedEx Corp. 1,302 300,853
United Parcel Service, Inc.,
Class
a
B 4,333 378,878
867,587
Automobile Components — 0.0%(a)
Aptiv plc* 1,286 102,276
Automobiles — 2.8%
Ford Motor Co. 23,066 271,487
General Motors Co. 5,678 332,674
Tesla, Inc.* 16,549 5,525,214
6,129,375
Banks — 5.5%
Bank of America Corp. 38,699 1,963,587
Citigroup, Inc. 11,031 1,065,264
Citizens Financial Group, Inc. 2,563 133,994
Fifth Third Bancorp 3,942 180,425
Huntington Bancshares, Inc. 8,607 153,291
JPMorgan Chase & Co. 16,413 4,947,206
KeyCorp 5,826 112,791
M&T Bank Corp. 947 190,972
PNC Financial Services Group,
Inc. (The) 2,337 484,787
Regions Financial Corp. 5,308 145,386
Truist Financial Corp. 7,735 362,153
US Bancorp 9,200 449,236
Wells Fargo & Co. 19,220 1,579,500
11,768,592
Beverages — 1.6%
Brown-Forman Corp., Class
a
B 1,076 32,216
Coca-Cola Co. (The) 22,876 1,578,215
Constellation Brands, Inc.,
Class
a
A 904 146,394
Keurig Dr Pepper, Inc. 8,021 233,331
Molson Coors Beverage Co.,
Class
a
B 1,013 51,146
Investments
Shares Value
Common Stocks (continued)
Monster Beverage Corp.* 4,147 $ 258,814
PepsiCo, Inc. 8,096 1,203,470
3,503,586
Biotechnology — 2.4%
AbbVie, Inc. 10,432 2,194,893
Amgen, Inc. 3,177 914,055
Biogen, Inc.* 865 114,370
Gilead Sciences, Inc. 7,347 829,990
Incyte Corp.* 948 80,210
Moderna, Inc.* 2,009 48,397
Regeneron Pharmaceuticals,
Inc. 611 354,808
Vertex Pharmaceuticals, Inc.* 1,517 593,177
5,129,900
Broadline Retail — 6.0%
Amazon.com, Inc.* 55,801 12,778,429
eBay, Inc. 2,724 246,822
13,025,251
Building Products — 0.8%
A O Smith Corp. 686 48,905
Allegion plc 507 86,089
Builders FirstSource, Inc.* 653 90,558
Carrier Global Corp. 4,710 307,092
Johnson Controls International
plc 3,887 415,482
Lennox International, Inc. 186 103,762
Masco Corp. 1,247 91,517
Trane Technologies plc 1,317 547,345
1,690,750
Capital Markets — 5.2%
Ameriprise Financial, Inc. 561 288,808
Bank of New York Mellon Corp.
(The) 4,223 445,949
Blackrock, Inc. 860 969,340
Blackstone, Inc. 4,310 738,734
Cboe Global Markets, Inc. 616 145,345
Charles Schwab Corp. (The) 10,086 966,642
CME Group, Inc. 2,129 567,400
Coinbase Global, Inc., Class
a
A* 1,249 380,371
FactSet Research Systems, Inc. 224 83,624
Franklin Resources, Inc. 1,830 46,958
Goldman Sachs Group, Inc.
(The) 1,811 1,349,648
Interactive Brokers Group, Inc.,
Class
a
A 2,588 161,077
Intercontinental Exchange, Inc. 3,389 598,497
Invesco Ltd. 2,643 57,855
KKR & Co., Inc. 3,996 557,402
MarketAxess Holdings, Inc. 221 40,629
Moody's Corp. 913 465,411
Morgan Stanley 7,297 1,098,053
MSCI, Inc., Class
a
A 457 259,448
Nasdaq, Inc. 2,441 231,260
Northern Trust Corp. 1,147 150,578
Raymond James Financial, Inc. 1,073 181,809
S&P Global, Inc. 1,855 1,017,356

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
State Street Corp. 1,685 $ 193,724
T. Rowe Price Group, Inc. 1,301 140,014
11,135,932
Chemicals — 1.8%
Air Products and Chemicals,
Inc. 1,314 386,461
Albemarle Corp. 694 58,934
CF Industries Holdings, Inc. 956 82,818
Corteva, Inc. 4,030 298,986
Dow, Inc. 4,174 102,806
DuPont de Nemours, Inc. 2,470 189,992
Eastman Chemical Co. 681 47,901
Ecolab, Inc. 1,491 413,067
International Flavors &
Fragrances, Inc. 1,511 102,008
Linde plc 2,781 1,330,124
LyondellBasell Industries NV,
Class
a
A 1,519 85,596
Mosaic Co. (The) 1,875 62,625
PPG Industries, Inc. 1,340 149,048
Sherwin-Williams Co. (The) 1,361 497,895
3,808,261
Commercial Services & Supplies — 0.8%
Cintas Corp. 2,026 425,521
Copart, Inc.* 5,192 253,421
Republic Services, Inc., Class
a
A 1,201 280,998
Rollins, Inc. 1,661 93,913
Veralto Corp. 1,465 155,568
Waste Management, Inc. 2,163 489,682
1,699,103
Construction & Engineering — 0.2%
Quanta Services, Inc. 875 330,715
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 354 218,206
Vulcan Materials Co. 781 227,396
445,602
Consumer Finance — 1.0%
American Express Co. 3,268 1,082,623
Capital One Financial Corp. 3,776 857,983
Synchrony Financial 2,247 171,536
2,112,142
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp. 2,620 2,471,499
Dollar General Corp. 1,299 141,279
Dollar Tree, Inc.* 1,166 127,292
Kroger Co. (The) 3,619 245,513
Sysco Corp. 2,862 230,305
Target Corp. 2,682 257,418
Walmart, Inc. 25,517 2,474,639
5,947,945
Containers & Packaging — 0.3%
Amcor plc 13,533 116,790
Investments
Shares Value
Common Stocks (continued)
Avery Dennison Corp. 461 $ 79,131
Ball Corp. 1,640 86,330
International Paper Co. 3,117 154,852
Packaging Corp. of America 526 114,647
Smurfit WestRock plc 2,928 138,670
690,420
Distributors — 0.1%
Genuine Parts Co. 820 114,250
LKQ Corp. 1,526 49,778
Pool Corp. 222 68,978
233,006
Diversified Telecommunication Services — 1.1%
AT&T, Inc. 42,497 1,244,737
Verizon Communications, Inc. 24,900 1,101,327
2,346,064
Electric Utilities — 2.3%
Alliant Energy Corp. 1,517 98,711
American Electric Power Co.,
Inc. 3,156 350,379
Constellation Energy Corp. 1,852 570,379
Duke Energy Corp. 4,590 562,229
Edison International 2,271 127,471
Entergy Corp. 2,636 232,205
Evergy, Inc. 1,358 96,771
Eversource Energy 2,170 139,032
Exelon Corp. 5,961 260,377
FirstEnergy Corp. 3,034 132,343
NextEra Energy, Inc. 12,157 875,912
NRG Energy, Inc. 1,154 167,976
PG&E Corp. 12,980 198,334
Pinnacle West Capital Corp. 704 62,910
PPL Corp. 4,366 159,228
Southern Co. (The) 6,491 599,119
Xcel Energy, Inc. 3,407 246,633
4,880,009
Electrical Equipment — 1.4%
AMETEK, Inc. 1,363 251,882
Eaton Corp. plc 2,312 807,211
Emerson Electric Co. 3,321 438,372
GE Vernova, Inc. 1,609 986,269
Generac Holdings, Inc.* 347 64,282
Hubbell, Inc., Class
a
B 314 135,331
Rockwell Automation, Inc. 665 228,381
2,911,728
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 5,851 265,635
Halliburton Co. 5,076 115,378
Schlumberger NV 8,864 326,550
707,563
Entertainment — 2.4%
Electronic Arts, Inc. 1,347 231,617
Live Nation Entertainment, Inc.* 930 154,836
Netflix, Inc.* 2,515 3,038,749

S&P 500
®
EX-TECHNOLOGY ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Take-Two Interactive Software,
Inc.* 1,002 $ 233,736
TKO Group Holdings, Inc.,
Class
a
A 393 74,497
Walt Disney Co. (The) 10,616 1,256,722
Warner Bros Discovery, Inc.* 13,296 154,765
5,144,922
Financial Services — 6.4%
Apollo Global Management, Inc. 2,665 363,053
Berkshire Hathaway, Inc.,
Class
a
B* 10,830 5,447,273
Block, Inc., Class
a
A* 3,275 260,821
Corpay, Inc.* 414 134,827
Fidelity National Information
Services, Inc. 3,102 216,551
Fiserv, Inc.* 3,274 452,401
Global Payments, Inc. 1,441 127,990
Jack Henry & Associates, Inc. 427 69,712
Mastercard, Inc., Class
a
A 4,791 2,852,034
PayPal Holdings, Inc.* 5,742 403,031
Visa, Inc., Class
a
A 10,106 3,555,089
13,882,782
Food Products — 0.8%
Archer-Daniels-Midland Co. 2,837 177,710
Bunge Global SA 795 66,955
Campbell's Co. (The) 1,161 37,071
Conagra Brands, Inc. 2,819 53,927
General Mills, Inc. 3,234 159,533
Hershey Co. (The) 874 160,598
Hormel Foods Corp. 1,721 43,782
J M Smucker Co. (The) 626 69,179
Kellanova 1,587 126,167
Kraft Heinz Co. (The) 5,103 142,731
Lamb Weston Holdings, Inc. 834 47,980
McCormick & Co., Inc.
(Non-Voting) 1,493 105,062
Mondelez International, Inc.,
Class
a
A 7,646 469,770
Tyson Foods, Inc., Class
a
A 1,691 96,015
1,756,480
Gas Utilities — 0.1%
Atmos Energy Corp. 937 155,664
Ground Transportation — 1.4%
CSX Corp. 11,094 360,666
JB Hunt Transport Services,
Inc. 462 66,985
Norfolk Southern Corp. 1,331 372,653
Old Dominion Freight Line, Inc. 1,098 165,765
Uber Technologies, Inc.* 12,350 1,157,813
Union Pacific Corp. 3,528 788,755
2,912,637
Health Care Equipment & Supplies — 3.3%
Abbott Laboratories 10,274 1,362,949
Align Technology, Inc.* 400 56,784
Baxter International, Inc. 3,031 74,835
Investments
Shares Value
Common Stocks (continued)
Becton Dickinson & Co. 1,693 $ 326,715
Boston Scientific Corp.* 8,737 921,753
Cooper Cos., Inc. (The)* 1,180 79,526
Dexcom, Inc.* 2,317 174,563
Edwards Lifesciences Corp.* 3,464 281,762
GE HealthCare Technologies,
Inc. 2,703 199,292
Hologic, Inc.* 1,316 88,330
IDEXX Laboratories, Inc.* 474 306,721
Insulet Corp.* 413 140,370
Intuitive Surgical, Inc.* 2,117 1,001,965
Medtronic plc 7,575 703,036
ResMed, Inc. 866 237,726
Solventum Corp.* 818 59,788
STERIS plc 578 141,645
Stryker Corp. 2,030 794,562
Zimmer Biomet Holdings, Inc. 1,167 123,819
7,076,141
Health Care Providers & Services — 2.5%
Cardinal Health, Inc. 1,408 209,482
Cencora, Inc. 1,020 297,442
Centene Corp.* 2,940 85,378
Cigna Group (The) 1,577 474,472
CVS Health Corp. 7,470 546,431
DaVita, Inc.* 245 33,751
Elevance Health, Inc. 1,334 425,079
HCA Healthcare, Inc. 1,024 413,655
Henry Schein, Inc.* 718 49,958
Humana, Inc. 712 216,206
Labcorp Holdings, Inc. 493 137,049
McKesson Corp. 738 506,740
Molina Healthcare, Inc.* 319 57,685
Quest Diagnostics, Inc. 659 119,701
UnitedHealth Group, Inc. 5,358 1,660,283
Universal Health Services, Inc.,
Class
a
B 336 61,011
5,294,323
Health Care REITs — 0.4%
Alexandria Real Estate Equities,
Inc., REIT 909 74,938
Healthpeak Properties, Inc.,
REIT 4,103 73,608
Ventas, Inc., REIT 2,664 181,365
Welltower, Inc., REIT 3,669 617,419
947,330
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 4,097 70,509
Hotels, Restaurants & Leisure — 3.1%
Airbnb, Inc., Class
a
A* 2,550 332,851
Booking Holdings, Inc. 190 1,063,819
Caesars Entertainment, Inc.* 1,229 32,900
Carnival Corp.* 6,202 197,782
Chipotle Mexican Grill, Inc.,
Class
a
A* 7,958 335,350
Darden Restaurants, Inc. 691 142,996

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Domino's Pizza, Inc. 199 $ 91,202
DoorDash, Inc., Class
a
A* 2,024 496,386
Expedia Group, Inc. 717 154,012
Hilton Worldwide Holdings, Inc. 1,402 387,036
Las Vegas Sands Corp. 2,002 115,375
Marriott International, Inc.,
Class
a
A 1,342 359,468
McDonald's Corp. 4,222 1,323,766
MGM Resorts International* 1,223 48,541
Norwegian Cruise Line Holdings
Ltd.* 2,638 65,528
Royal Caribbean Cruises Ltd. 1,476 536,113
Starbucks Corp. 6,712 591,931
Wynn Resorts Ltd. 519 65,783
Yum! Brands, Inc. 1,643 241,472
6,582,311
Household Durables — 0.5%
DR Horton, Inc. 1,634 276,930
Garmin Ltd. 909 219,814
Lennar Corp., Class
a
A 1,370 182,402
Mohawk Industries, Inc.* 305 40,471
NVR, Inc.* 17 138,000
PulteGroup, Inc. 1,182 156,048
1,013,665
Household Products — 1.4%
Church & Dwight Co., Inc. 1,455 135,548
Clorox Co. (The) 727 85,932
Colgate-Palmolive Co. 4,786 402,359
Kimberly-Clark Corp. 1,960 253,114
Procter & Gamble Co. (The) 13,847 2,174,533
3,051,486
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 4,203 56,909
Vistra Corp. 2,003 378,787
435,696
Industrial Conglomerates — 0.6%
3M Co. 3,179 494,430
Honeywell International, Inc. 3,794 832,783
1,327,213
Industrial REITs — 0.3%
Prologis, Inc., REIT 5,478 623,287
Insurance — 2.9%
Aflac, Inc. 2,873 307,009
Allstate Corp. (The) 1,563 317,992
American International Group,
Inc. 3,405 276,895
Aon plc, Class
a
A 1,276 468,292
Arch Capital Group Ltd. 2,204 201,732
Arthur J Gallagher & Co. 1,513 458,061
Assurant, Inc. 298 64,252
Brown & Brown, Inc. 1,656 160,549
Chubb Ltd. 2,201 605,429
Cincinnati Financial Corp. 922 141,619
Investments
Shares Value
Common Stocks (continued)
Erie Indemnity Co., Class
a
A 145 $ 51,385
Everest Group Ltd. 251 85,812
Globe Life, Inc. 487 68,156
Hartford Insurance Group, Inc.
(The) 1,679 222,148
Loews Corp. 1,029 99,607
Marsh & McLennan Cos., Inc. 2,909 598,701
MetLife, Inc. 3,329 270,847
Principal Financial Group, Inc. 1,220 98,222
Progressive Corp. (The) 3,462 855,322
Prudential Financial, Inc. 2,092 229,409
Travelers Cos., Inc. (The) 1,338 363,280
W R Berkley Corp. 1,769 126,820
Willis Towers Watson plc 583 190,519
6,262,058
Interactive Media & Services — 10.6%
Alphabet, Inc., Class
a
A 34,371 7,317,930
Alphabet, Inc., Class
a
C 27,727 5,920,546
Match Group, Inc. 1,448 54,068
Meta Platforms, Inc., Class
a
A 12,822 9,471,612
22,764,156
Leisure Products — 0.0%(a)
Hasbro, Inc. 779 63,231
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc. 1,685 211,737
Bio-Techne Corp. 925 50,533
Charles River Laboratories
International, Inc.* 289 47,197
Danaher Corp. 3,761 774,089
IQVIA Holdings, Inc.* 969 184,895
Mettler-Toledo International,
Inc.* 121 157,426
Revvity, Inc. 696 62,716
Thermo Fisher Scientific, Inc. 2,229 1,098,273
Waters Corp.* 350 105,630
West Pharmaceutical Services,
Inc. 420 103,719
2,796,215
Machinery — 2.3%
Caterpillar, Inc. 2,778 1,164,093
Cummins, Inc. 814 324,330
Deere & Co. 1,491 713,652
Dover Corp. 811 145,055
Fortive Corp. 2,007 96,055
IDEX Corp. 446 73,367
Illinois Tool Works, Inc. 1,574 416,559
Ingersoll Rand, Inc. 2,383 189,282
Nordson Corp. 318 71,579
Otis Worldwide Corp. 2,332 201,438
PACCAR, Inc. 3,099 309,838
Parker-Hannifin Corp. 753 571,791
Pentair plc 970 104,304
Snap-on, Inc. 308 100,174
Stanley Black & Decker, Inc. 913 67,827
Westinghouse Air Brake
Technologies Corp. 1,012 195,822

S&P 500
®
EX-TECHNOLOGY ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Xylem, Inc. 1,438 $ 203,563
4,948,729
Media — 0.7%
Charter Communications, Inc.,
Class
a
A* 562 149,256
Comcast Corp., Class
a
A 21,994 747,136
Fox Corp., Class
a
A 1,265 75,521
Fox Corp., Class
a
B 780 42,549
Interpublic Group of Cos., Inc.
(The) 2,183 58,592
News Corp., Class
a
A 2,227 65,496
News Corp., Class
a
B 658 22,286
Omnicom Group, Inc. 1,151 90,158
Paramount Skydance Corp.,
Class
a
B* 3,513 51,641
Trade Desk, Inc. (The), Class
a
A* 2,647 144,685
1,447,320
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. 8,482 376,601
Newmont Corp. 6,572 488,957
Nucor Corp. 1,362 202,570
Steel Dynamics, Inc. 816 106,831
1,174,959
Multi-Utilities — 0.9%
Ameren Corp. 1,595 159,149
CenterPoint Energy, Inc. 3,856 145,410
CMS Energy Corp. 1,766 126,393
Consolidated Edison, Inc. 2,128 209,033
Dominion Energy, Inc. 5,036 301,656
DTE Energy Co. 1,227 167,669
NiSource, Inc. 2,780 117,511
Public Service Enterprise
Group, Inc. 2,948 242,709
Sempra 3,852 318,021
WEC Energy Group, Inc. 1,886 200,878
1,988,429
Office REITs — 0.0%(a)
BXP, Inc., REIT 860 62,359
Oil, Gas & Consumable Fuels — 4.2%
APA Corp. 2,132 49,505
Chevron Corp. 11,261 1,808,517
ConocoPhillips 7,455 737,821
Coterra Energy, Inc. 4,508 110,176
Devon Energy Corp. 3,791 136,855
Diamondback Energy, Inc. 1,104 164,231
EOG Resources, Inc. 3,224 402,420
EQT Corp. 3,535 183,254
Expand Energy Corp. 1,279 123,782
Exxon Mobil Corp. 25,453 2,909,023
Kinder Morgan, Inc. 11,417 308,031
Marathon Petroleum Corp. 1,813 325,814
Occidental Petroleum Corp. 4,185 199,248
ONEOK, Inc. 3,690 281,842
Phillips 66 2,406 321,393
Targa Resources Corp. 1,281 214,901
Investments
Shares Value
Common Stocks (continued)
Texas Pacific Land Corp. 110 $ 102,683
Valero Energy Corp. 1,851 281,370
Williams Cos., Inc. (The) 7,210 417,315
9,078,181
Passenger Airlines — 0.3%
Delta Air Lines, Inc. 3,857 238,286
Southwest Airlines Co. 3,367 110,774
United Airlines Holdings, Inc.* 1,929 202,545
551,605
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 1,382 126,771
Kenvue, Inc. 11,338 234,810
361,581
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co. 12,018 567,009
Eli Lilly & Co. 4,643 3,401,369
Johnson & Johnson 14,209 2,517,409
Merck & Co., Inc. 14,829 1,247,415
Pfizer, Inc. 33,578 831,391
Viatris, Inc. 6,932 73,133
Zoetis, Inc., Class
a
A 2,629 411,176
9,048,902
Professional Services — 0.9%
Automatic Data Processing, Inc. 2,397 728,808
Broadridge Financial Solutions,
Inc. 693 177,145
Dayforce, Inc.* 943 65,793
Equifax, Inc. 732 180,291
Jacobs Solutions, Inc. 709 103,677
Leidos Holdings, Inc. 762 137,861
Paychex, Inc. 1,894 264,128
Paycom Software, Inc. 287 65,192
Verisk Analytics, Inc., Class
a
A 827 221,735
1,944,630
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 1,734 281,116
CoStar Group, Inc.* 2,490 222,830
503,946
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 840 164,514
Camden Property Trust, REIT 628 70,323
Equity Residential, REIT 2,019 133,496
Essex Property Trust, Inc., REIT 378 102,139
Invitation Homes, Inc., REIT 3,369 105,416
Mid-America Apartment
Communities, Inc., REIT 691 100,762
UDR, Inc., REIT 1,780 70,435
747,085

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Retail REITs — 0.4%
Federal Realty Investment Trust,
REIT 458 $ 46,052
Kimco Realty Corp., REIT 3,994 89,825
Realty Income Corp., REIT 5,335 313,485
Regency Centers Corp., REIT 964 69,890
Simon Property Group, Inc.,
REIT 1,811 327,175
846,427
Specialized REITs — 1.2%
American Tower Corp., REIT 2,766 563,849
Crown Castle, Inc., REIT 2,572 254,988
Digital Realty Trust, Inc., REIT 1,871 313,655
Equinix, Inc., REIT 576 452,845
Extra Space Storage, Inc., REIT 1,254 180,049
Iron Mountain, Inc., REIT 1,742 160,839
Public Storage, REIT 932 274,558
SBA Communications Corp.,
Class
a
A, REIT 632 129,465
VICI Properties, Inc., Class
a
A,
REIT 6,241 210,821
Weyerhaeuser Co., REIT 4,284 110,827
2,651,896
Specialty Retail — 2.8%
AutoZone, Inc.* 97 407,257
Best Buy Co., Inc. 1,137 83,729
CarMax, Inc.* 899 55,154
Home Depot, Inc. (The) 5,870 2,387,740
Lowe's Cos., Inc. 3,305 852,888
O'Reilly Automotive, Inc.* 5,048 523,376
Ross Stores, Inc. 1,942 285,785
TJX Cos., Inc. (The) 6,593 900,670
Tractor Supply Co. 3,130 193,309
Ulta Beauty, Inc.* 266 131,066
Williams-Sonoma, Inc. 725 136,438
5,957,412
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.* 896 107,188
Lululemon Athletica, Inc.* 653 132,037
NIKE, Inc., Class
a
B 6,958 538,340
Ralph Lauren Corp., Class
a
A 235 69,779
Tapestry, Inc. 1,228 125,035
972,379
Tobacco — 1.0%
Altria Group, Inc. 9,949 668,672
Philip Morris International, Inc. 9,191 1,536,092
2,204,764
Trading Companies & Distributors — 0.4%
Fastenal Co. 6,775 336,446
United Rentals, Inc. 382 365,322
WW Grainger, Inc. 258 261,483
963,251
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 0.1%
American Water Works Co., Inc. 1,151 $ 165,180
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 2,816 709,604
Total Common Stocks
(Cost $202,689,256)
215,158,567
Principal
Amount
Short-Term Investments — 0 .0% (a)
Repurchase Agreements (b) — 0 .0% (a)
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $43,846
(Cost $43,826) $ 43,826
43,826
Total Investments — 99.9%
(Cost $202,733,082) 215,202,393
Other assets less liabilities — 0.1% 251,966
Net Assets — 100.0% $ 215,454,359
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
HIGH INCOME ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) — 97 .1%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.* 1,261 $ 942,333
Boeing Co. (The)* 12,671 2,973,630
General Dynamics Corp. 4,244 1,377,475
General Electric Co. 17,951 4,940,115
Howmet Aerospace, Inc. 6,793 1,182,661
Huntington Ingalls Industries,
Inc. 650 176,014
L3Harris Technologies, Inc. 3,133 869,783
Lockheed Martin Corp. 3,522 1,604,729
Northrop Grumman Corp. 2,277 1,343,521
RTX Corp. 22,487 3,566,438
Textron, Inc. 3,028 242,725
TransDigm Group, Inc. 931 1,302,357
20,521,781
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 2,002 257,657
Expeditors International of
Washington, Inc. 2,304 277,724
FedEx Corp. 3,722 860,043
United Parcel Service, Inc.,
Class
a
B 12,335 1,078,573
2,473,997
Automobile Components — 0.0%(b)
Aptiv plc* 3,677 292,432
Automobiles — 1.8%
Ford Motor Co. 65,708 773,383
General Motors Co. 16,177 947,811
Tesla, Inc.* 47,138 15,737,964
17,459,158
Banks — 3.5%
Bank of America Corp. 110,254 5,594,288
Citigroup, Inc. 31,434 3,035,581
Citizens Financial Group, Inc. 7,295 381,383
Fifth Third Bancorp 11,239 514,409
Huntington Bancshares, Inc. 24,523 436,755
JPMorgan Chase & Co. 46,766 14,096,208
KeyCorp 16,601 321,395
M&T Bank Corp. 2,696 543,675
PNC Financial Services Group,
Inc. (The) 6,664 1,382,380
Regions Financial Corp. 15,136 414,575
Truist Financial Corp. 22,028 1,031,351
US Bancorp 26,202 1,279,444
Wells Fargo & Co. 54,762 4,500,341
33,531,785
Beverages — 1.1%
Brown-Forman Corp.,
Class
a
B*(c) 3,059 91,586
Coca-Cola Co. (The) 65,168 4,495,940
Constellation Brands, Inc.,
Class
a
A 2,571 416,348
Keurig Dr Pepper, Inc. 22,860 664,997
Investments
Shares Value
Common Stocks (a) (continued)
Molson Coors Beverage Co.,
Class
a
B 2,875 $ 145,159
Monster Beverage Corp.* 11,811 737,125
PepsiCo, Inc. 23,068 3,429,058
9,980,213
Biotechnology — 1.5%
AbbVie, Inc. 29,725 6,254,140
Amgen, Inc. 9,049 2,603,488
Biogen, Inc.* 2,464 325,790
Gilead Sciences, Inc. 20,927 2,364,123
Incyte Corp.* 2,698 228,278
Moderna, Inc.* 5,715 137,674
Regeneron Pharmaceuticals,
Inc. 1,756 1,019,709
Vertex Pharmaceuticals, Inc.* 4,325 1,691,162
14,624,364
Broadline Retail — 3.9%
Amazon.com, Inc.* 158,952 36,400,008
eBay, Inc. 7,745 701,774
37,101,782
Building Products — 0.5%
A O Smith Corp. 1,959 139,657
Allegion plc 1,460 247,908
Builders FirstSource, Inc.* 1,867 258,916
Carrier Global Corp. 13,421 875,049
Johnson Controls International
plc 11,077 1,184,020
Lennox International, Inc. 529 295,108
Masco Corp. 3,569 261,929
Trane Technologies plc 3,765 1,564,734
4,827,321
Capital Markets — 3.3%
Ameriprise Financial, Inc. 1,613 830,389
Bank of New York Mellon Corp.
(The) 12,030 1,270,368
Blackrock, Inc. 2,449 2,760,366
Blackstone, Inc. 12,270 2,103,078
Cboe Global Markets, Inc. 1,770 417,631
Charles Schwab Corp. (The) 28,724 2,752,908
CME Group, Inc. 6,076 1,619,315
Coinbase Global, Inc., Class
a
A* 3,572 1,087,817
FactSet Research Systems, Inc. 629 234,818
Franklin Resources, Inc. 5,214 133,791
Goldman Sachs Group, Inc.
(The) 5,171 3,853,688
Interactive Brokers Group, Inc.,
Class
a
A 7,341 456,904
Intercontinental Exchange, Inc. 9,647 1,703,660
Invesco Ltd. 7,528 164,788
KKR & Co., Inc. 11,389 1,588,652
MarketAxess Holdings, Inc. 622 114,348
Moody's Corp. 2,599 1,324,866
Morgan Stanley 20,786 3,127,877
MSCI, Inc., Class
a
A 1,316 747,120
Nasdaq, Inc. 6,956 659,011
Northern Trust Corp. 3,259 427,842

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Raymond James Financial, Inc. 3,045 $ 515,945
S&P Global, Inc. 5,272 2,891,376
State Street Corp. 4,796 551,396
T. Rowe Price Group, Inc. 3,720 400,346
31,738,300
Chemicals — 1.1%
Air Products and Chemicals,
Inc. 3,757 1,104,971
Albemarle Corp. 1,984 168,481
CF Industries Holdings, Inc. 2,720 235,634
Corteva, Inc. 11,481 851,775
Dow, Inc. 11,895 292,974
DuPont de Nemours, Inc. 7,043 541,747
Eastman Chemical Co. 1,949 137,093
Ecolab, Inc. 4,251 1,177,697
International Flavors &
Fragrances, Inc. 4,309 290,901
Linde plc 7,907 3,781,839
LyondellBasell Industries NV,
Class
a
A 4,331 244,052
Mosaic Co. (The) 5,331 178,055
PPG Industries, Inc. 3,830 426,011
Sherwin-Williams Co. (The) 3,889 1,422,713
10,853,943
Commercial Services & Supplies — 0.5%
Cintas Corp. 5,756 1,208,933
Copart, Inc.* 14,782 721,509
Republic Services, Inc., Class
a
A 3,403 796,200
Rollins, Inc. 4,730 267,434
Veralto Corp. 4,176 443,449
Waste Management, Inc. 6,171 1,397,053
4,834,578
Communications Equipment — 0.9%
Arista Networks, Inc.* 17,317 2,364,636
Cisco Systems, Inc. 66,938 4,624,746
F5, Inc.* 953 298,423
Motorola Solutions, Inc. 2,801 1,323,361
8,611,166
Construction & Engineering — 0.1%
Quanta Services, Inc. 2,492 941,876
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 999 615,783
Vulcan Materials Co. 2,224 647,540
1,263,323
Consumer Finance — 0.6%
American Express Co. 9,310 3,084,217
Capital One Financial Corp. 10,773 2,447,841
Synchrony Financial 6,412 489,492
6,021,550
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. 7,459 7,036,224
Dollar General Corp. 3,713 403,826
Investments
Shares Value
Common Stocks (a) (continued)
Dollar Tree, Inc.* 3,309 $ 361,244
Kroger Co. (The) 10,294 698,345
Sysco Corp. 8,166 657,118
Target Corp. 7,635 732,807
Walmart, Inc. 72,680 7,048,506
16,938,070
Containers & Packaging — 0.2%
Amcor plc 38,565 332,816
Avery Dennison Corp. 1,330 228,295
Ball Corp. 4,669 245,776
International Paper Co. 8,887 441,506
Packaging Corp. of America 1,513 329,773
Smurfit WestRock plc 8,358 395,835
1,974,001
Distributors — 0.1%
Genuine Parts Co. 2,335 325,336
LKQ Corp. 4,352 141,962
Pool Corp. 624 193,883
661,181
Diversified Telecommunication Services — 0.7%
AT&T, Inc. 121,062 3,545,906
Verizon Communications, Inc. 70,939 3,137,632
6,683,538
Electric Utilities — 1.5%
Alliant Energy Corp. 4,327 281,558
American Electric Power Co.,
Inc. 8,992 998,292
Constellation Energy Corp. 5,263 1,620,899
Duke Energy Corp. 13,088 1,603,149
Edison International 6,484 363,947
Entergy Corp. 7,501 660,763
Evergy, Inc. 3,883 276,703
Eversource Energy 6,194 396,849
Exelon Corp. 16,976 741,512
FirstEnergy Corp. 8,654 377,487
NextEra Energy, Inc. 34,640 2,495,812
NRG Energy, Inc. 3,276 476,854
PG&E Corp. 36,983 565,100
Pinnacle West Capital Corp. 2,013 179,882
PPL Corp. 12,430 453,322
Southern Co. (The) 18,492 1,706,812
Xcel Energy, Inc. 9,699 702,111
13,901,052
Electrical Equipment — 0.9%
AMETEK, Inc. 3,894 719,611
Eaton Corp. plc 6,588 2,300,135
Emerson Electric Co. 9,459 1,248,588
GE Vernova, Inc. 4,594 2,815,984
Generac Holdings, Inc.* 980 181,545
Hubbell, Inc., Class
a
B 885 381,426
Rockwell Automation, Inc. 1,904 653,891
8,301,180

S&P 500
®
HIGH INCOME ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 20,359 $ 2,216,281
CDW Corp. 2,217 365,273
Corning, Inc. 12,984 870,317
Jabil, Inc. 1,812 371,152
Keysight Technologies, Inc.* 2,899 473,784
TE Connectivity plc 4,983 1,028,989
Teledyne Technologies, Inc.* 778 418,696
Trimble, Inc.* 4,023 325,139
Zebra Technologies Corp.,
Class
a
A* 842 266,990
6,336,621
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 16,666 756,637
Halliburton Co. 14,463 328,744
Schlumberger NV 25,260 930,578
2,015,959
Entertainment — 1.5%
Electronic Arts, Inc. 3,851 662,180
Live Nation Entertainment, Inc.* 2,647 440,699
Netflix, Inc.* 7,156 8,646,237
Take-Two Interactive Software,
Inc.* 2,844 663,420
TKO Group Holdings, Inc.,
Class
a
A 1,113 210,980
Walt Disney Co. (The) 30,245 3,580,403
Warner Bros Discovery, Inc.* 37,875 440,865
14,644,784
Financial Services — 4.2%
Apollo Global Management, Inc. 7,587 1,033,577
Berkshire Hathaway, Inc.,
Class
a
B* 30,841 15,512,406
Block, Inc., Class
a
A* 9,348 744,475
Corpay, Inc.* 1,202 391,455
Fidelity National Information
Services, Inc. 8,849 617,749
Fiserv, Inc.* 9,327 1,288,805
Global Payments, Inc. 4,111 365,139
Jack Henry & Associates, Inc. 1,241 202,606
Mastercard, Inc., Class
a
A 13,651 8,126,304
PayPal Holdings, Inc.* 16,360 1,148,308
Visa, Inc., Class
a
A 28,772 10,121,414
39,552,238
Food Products — 0.5%
Archer-Daniels-Midland Co. 8,070 505,505
Bunge Global SA 2,262 190,506
Campbell's Co. (The) 3,303 105,465
Conagra Brands, Inc. 8,022 153,461
General Mills, Inc. 9,215 454,576
Hershey Co. (The) 2,489 457,354
Hormel Foods Corp. 4,905 124,783
J M Smucker Co. (The) 1,798 198,697
Kellanova 4,525 359,737
Kraft Heinz Co. (The) 14,531 406,432
Lamb Weston Holdings, Inc. 2,376 136,691
Investments
Shares Value
Common Stocks (a) (continued)
McCormick & Co., Inc.
(Non-Voting) 4,258 $ 299,635
Mondelez International, Inc.,
Class
a
A 21,774 1,337,795
Tyson Foods, Inc., Class
a
A 4,814 273,339
5,003,976
Gas Utilities — 0.1%
Atmos Energy Corp. 2,667 443,069
Ground Transportation — 0.9%
CSX Corp. 31,622 1,028,031
JB Hunt Transport Services,
Inc. 1,333 193,272
Norfolk Southern Corp. 3,804 1,065,044
Old Dominion Freight Line, Inc. 3,118 470,724
Uber Technologies, Inc.* 35,178 3,297,938
Union Pacific Corp. 10,042 2,245,090
8,300,099
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories 29,286 3,885,081
Align Technology, Inc.* 1,131 160,557
Baxter International, Inc. 8,648 213,519
Becton Dickinson & Co. 4,818 929,778
Boston Scientific Corp.* 24,900 2,626,950
Cooper Cos., Inc. (The)* 3,350 225,773
Dexcom, Inc.* 6,603 497,470
Edwards Lifesciences Corp.* 9,860 802,012
GE HealthCare Technologies,
Inc. 7,695 567,352
Hologic, Inc.* 3,764 252,640
IDEXX Laboratories, Inc.* 1,366 883,925
Insulet Corp.* 1,199 407,516
Intuitive Surgical, Inc.* 6,044 2,860,595
Medtronic plc 21,568 2,001,726
ResMed, Inc. 2,465 676,667
Solventum Corp.* 2,328 170,154
STERIS plc 1,661 407,045
Stryker Corp. 5,770 2,258,436
Zimmer Biomet Holdings, Inc. 3,315 351,721
20,178,917
Health Care Providers & Services — 1.6%
Cardinal Health, Inc. 4,025 598,839
Cencora, Inc. 2,893 843,628
Centene Corp.* 8,389 243,617
Cigna Group (The) 4,495 1,352,411
CVS Health Corp. 21,272 1,556,047
DaVita, Inc.* 689 94,917
Elevance Health, Inc. 3,810 1,214,056
HCA Healthcare, Inc. 2,906 1,173,908
Henry Schein, Inc.* 2,054 142,917
Humana, Inc. 2,035 617,948
Labcorp Holdings, Inc. 1,421 395,024
McKesson Corp. 2,109 1,448,124
Molina Healthcare, Inc.* 899 162,566
Quest Diagnostics, Inc. 1,885 342,391
UnitedHealth Group, Inc. 15,276 4,733,574

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Universal Health Services, Inc.,
Class
a
B 949 $ 172,319
15,092,286
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 2,587 213,272
Healthpeak Properties, Inc.,
REIT 11,694 209,790
Ventas, Inc., REIT 7,584 516,319
Welltower, Inc., REIT 10,435 1,756,002
2,695,383
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 11,678 200,978
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class
a
A* 7,257 947,256
Booking Holdings, Inc. 539 3,017,888
Caesars Entertainment, Inc.* 3,513 94,043
Carnival Corp.* 17,682 563,879
Chipotle Mexican Grill, Inc.,
Class
a
A* 22,680 955,735
Darden Restaurants, Inc. 1,973 408,293
Domino's Pizza, Inc. 569 260,773
DoorDash, Inc., Class
a
A* 5,751 1,410,433
Expedia Group, Inc. 2,050 440,340
Hilton Worldwide Holdings, Inc. 4,009 1,106,724
Las Vegas Sands Corp. 5,695 328,203
Marriott International, Inc.,
Class
a
A 3,836 1,027,511
McDonald's Corp. 12,023 3,769,691
MGM Resorts International* 3,466 137,566
Norwegian Cruise Line Holdings
Ltd.* 7,514 186,648
Royal Caribbean Cruises Ltd. 4,209 1,528,793
Starbucks Corp. 19,111 1,685,399
Wynn Resorts Ltd. 1,491 188,984
Yum! Brands, Inc. 4,675 687,085
18,745,244
Household Durables — 0.3%
DR Horton, Inc. 4,651 788,252
Garmin Ltd. 2,587 625,588
Lennar Corp., Class
a
A 3,917 521,509
Mohawk Industries, Inc.* 859 113,981
NVR, Inc.* 48 389,647
PulteGroup, Inc. 3,357 443,191
2,882,168
Household Products — 0.9%
Church & Dwight Co., Inc. 4,150 386,614
Clorox Co. (The) 2,077 245,501
Colgate-Palmolive Co. 13,640 1,146,715
Kimberly-Clark Corp. 5,569 719,181
Procter & Gamble Co. (The) 39,446 6,194,600
8,692,611
Investments
Shares Value
Common Stocks (a) (continued)
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 11,980 $ 162,209
Vistra Corp. 5,696 1,077,171
1,239,380
Industrial Conglomerates — 0.4%
3M Co. 9,057 1,408,635
Honeywell International, Inc. 10,829 2,376,966
3,785,601
Industrial REITs — 0.2%
Prologis, Inc., REIT 15,616 1,776,788
Insurance — 1.9%
Aflac, Inc. 8,204 876,679
Allstate Corp. (The) 4,457 906,777
American International Group,
Inc. 9,695 788,397
Aon plc, Class
a
A 3,649 1,339,183
Arch Capital Group Ltd. 6,290 575,724
Arthur J Gallagher & Co. 4,313 1,305,761
Assurant, Inc. 839 180,897
Brown & Brown, Inc. 4,714 457,022
Chubb Ltd. 6,281 1,727,715
Cincinnati Financial Corp. 2,625 403,200
Erie Indemnity Co., Class
a
A 416 147,422
Everest Group Ltd. 705 241,025
Globe Life, Inc. 1,401 196,070
Hartford Insurance Group, Inc.
(The) 4,766 630,590
Loews Corp. 2,920 282,656
Marsh & McLennan Cos., Inc. 8,302 1,708,635
MetLife, Inc. 9,484 771,618
Principal Financial Group, Inc. 3,455 278,162
Progressive Corp. (The) 9,854 2,434,529
Prudential Financial, Inc. 5,970 654,670
Travelers Cos., Inc. (The) 3,823 1,037,983
W R Berkley Corp. 5,038 361,174
Willis Towers Watson plc 1,677 548,027
17,853,916
Interactive Media & Services — 6.8%
Alphabet, Inc., Class
a
A 97,906 20,845,167
Alphabet, Inc., Class
a
C 78,976 16,863,745
Match Group, Inc. 4,138 154,513
Meta Platforms, Inc., Class
a
A 36,536 26,989,143
64,852,568
IT Services — 0.9%
Accenture plc, Class
a
A 10,548 2,742,163
Akamai Technologies, Inc.* 2,461 194,739
Cognizant Technology Solutions
Corp., Class
a
A 8,307 600,181
EPAM Systems, Inc.* 940 165,778
Gartner, Inc.* 1,309 328,808
GoDaddy, Inc., Class
a
A* 2,396 355,351
International Business
Machines Corp. 15,644 3,809,158

S&P 500
®
HIGH INCOME ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
VeriSign, Inc. 1,371 $ 374,790
8,570,968
Leisure Products — 0.0%(b)
Hasbro, Inc. 2,217 179,954
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. 4,795 602,540
Bio-Techne Corp. 2,634 143,895
Charles River Laboratories
International, Inc.* 814 132,934
Danaher Corp. 10,728 2,208,037
IQVIA Holdings, Inc.* 2,759 526,445
Mettler-Toledo International,
Inc.* 345 448,859
Revvity, Inc. 1,988 179,139
Thermo Fisher Scientific, Inc. 6,361 3,134,192
Waters Corp.* 987 297,876
West Pharmaceutical Services,
Inc. 1,225 302,514
7,976,431
Machinery — 1.5%
Caterpillar, Inc. 7,900 3,310,416
Cummins, Inc. 2,318 923,584
Deere & Co. 4,252 2,035,177
Dover Corp. 2,306 412,451
Fortive Corp. 5,707 273,137
IDEX Corp. 1,287 211,711
Illinois Tool Works, Inc. 4,487 1,187,485
Ingersoll Rand, Inc. 6,790 539,330
Nordson Corp. 897 201,906
Otis Worldwide Corp. 6,647 574,168
PACCAR, Inc. 8,840 883,823
Parker-Hannifin Corp. 2,150 1,632,602
Pentair plc 2,762 296,998
Snap-on, Inc. 866 281,658
Stanley Black & Decker, Inc. 2,599 193,080
Westinghouse Air Brake
Technologies Corp. 2,871 555,538
Xylem, Inc. 4,102 580,679
14,093,743
Media — 0.4%
Charter Communications, Inc.,
Class
a
A* 1,616 429,177
Comcast Corp., Class
a
A 62,663 2,128,662
Fox Corp., Class
a
A 3,617 215,935
Fox Corp., Class
a
B 2,223 121,265
Interpublic Group of Cos., Inc.
(The) 6,236 167,374
News Corp., Class
a
A 6,359 187,018
News Corp., Class
a
B 1,885 63,845
Omnicom Group, Inc. 3,269 256,061
Paramount Skydance Corp.,
Class
a
B* 10,045 147,662
Trade Desk, Inc. (The), Class
a
A* 7,534 411,808
4,128,807
Investments
Shares Value
Common Stocks (a) (continued)
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 24,154 $ 1,072,438
Newmont Corp. 18,731 1,393,586
Nucor Corp. 3,892 578,857
Steel Dynamics, Inc. 2,323 304,127
3,349,008
Multi-Utilities — 0.6%
Ameren Corp. 4,550 453,999
CenterPoint Energy, Inc. 10,994 414,584
CMS Energy Corp. 5,028 359,854
Consolidated Edison, Inc. 6,076 596,845
Dominion Energy, Inc. 14,342 859,086
DTE Energy Co. 3,497 477,865
NiSource, Inc. 7,909 334,313
Public Service Enterprise
Group, Inc. 8,408 692,231
Sempra 10,982 906,674
WEC Energy Group, Inc. 5,359 570,787
5,666,238
Office REITs — 0.0%(b)
BXP, Inc., REIT 2,451 177,722
Oil, Gas & Consumable Fuels — 2.7%
APA Corp. 6,090 141,410
Chevron Corp. 32,110 5,156,866
ConocoPhillips 21,233 2,101,430
Coterra Energy, Inc. 12,854 314,152
Devon Energy Corp. 10,818 390,530
Diamondback Energy, Inc. 3,133 466,065
EOG Resources, Inc. 9,184 1,146,347
EQT Corp. 10,062 521,614
Expand Energy Corp. 3,658 354,021
Exxon Mobil Corp. 72,506 8,286,711
Kinder Morgan, Inc. 32,530 877,659
Marathon Petroleum Corp. 5,161 927,483
Occidental Petroleum Corp. 11,917 567,368
ONEOK, Inc. 10,518 803,365
Phillips 66 6,856 915,824
Targa Resources Corp. 3,664 614,673
Texas Pacific Land Corp. 312 291,246
Valero Energy Corp. 5,260 799,573
Williams Cos., Inc. (The) 20,550 1,189,434
25,865,771
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 10,995 679,271
Southwest Airlines Co. 9,586 315,380
United Airlines Holdings, Inc.* 5,483 575,715
1,570,366
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 3,952 362,517
Kenvue, Inc. 32,311 669,161
1,031,678

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co. 34,248 $ 1,615,821
Eli Lilly & Co. 13,245 9,703,022
Johnson & Johnson 40,467 7,169,538
Merck & Co., Inc. 42,241 3,553,313
Pfizer, Inc. 95,650 2,368,294
Viatris, Inc. 19,741 208,267
Zoetis, Inc., Class
a
A 7,484 1,170,498
25,788,753
Professional Services — 0.6%
Automatic Data Processing, Inc. 6,830 2,076,662
Broadridge Financial Solutions,
Inc. 1,980 506,128
Dayforce, Inc.* 2,685 187,332
Equifax, Inc. 2,094 515,752
Jacobs Solutions, Inc. 2,027 296,408
Leidos Holdings, Inc. 2,167 392,054
Paychex, Inc. 5,377 749,850
Paycom Software, Inc. 808 183,537
Verisk Analytics, Inc., Class
a
A 2,354 631,154
5,538,877
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 4,937 800,386
CoStar Group, Inc.* 7,100 635,379
1,435,765
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 2,391 468,277
Camden Property Trust, REIT 1,805 202,124
Equity Residential, REIT 5,738 379,397
Essex Property Trust, Inc., REIT 1,069 288,854
Invitation Homes, Inc., REIT 9,590 300,071
Mid-America Apartment
Communities, Inc., REIT 1,974 287,849
UDR, Inc., REIT 5,069 200,580
2,127,152
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 1,321 132,827
Kimco Realty Corp., REIT 11,389 256,139
Realty Income Corp., REIT 15,202 893,269
Regency Centers Corp., REIT 2,742 198,795
Simon Property Group, Inc.,
REIT 5,155 931,302
2,412,332
Semiconductors & Semiconductor Equipment — 12.8%
Advanced Micro Devices, Inc.* 27,286 4,437,522
Analog Devices, Inc. 8,357 2,100,198
Applied Materials, Inc. 13,670 2,197,589
Broadcom, Inc. 79,105 23,525,036
Enphase Energy, Inc.* 2,216 83,543
First Solar, Inc.* 1,812 353,684
Intel Corp.* 73,399 1,787,266
Investments
Shares Value
Common Stocks (a) (continued)
KLA Corp. 2,226 $ 1,941,072
Lam Research Corp. 21,516 2,154,827
Microchip Technology, Inc. 9,052 588,380
Micron Technology, Inc. 18,800 2,237,388
Monolithic Power Systems, Inc. 794 663,593
NVIDIA Corp. 410,290 71,464,312
NXP Semiconductors NV 4,256 999,522
ON Semiconductor Corp.* 7,032 348,717
QUALCOMM, Inc. 18,464 2,967,719
Skyworks Solutions, Inc. 2,523 189,074
Teradyne, Inc. 2,694 318,538
Texas Instruments, Inc. 15,297 3,097,337
121,455,317
Software — 10.7%
Adobe, Inc.* 7,166 2,556,112
Autodesk, Inc.* 3,615 1,137,640
Cadence Design Systems, Inc.* 4,595 1,610,226
Crowdstrike Holdings, Inc.,
Class
a
A* 4,197 1,778,269
Datadog, Inc., Class
a
A* 5,364 733,151
Fair Isaac Corp.* 405 616,264
Fortinet, Inc.* 10,702 842,997
Gen Digital, Inc. 9,189 277,508
Intuit, Inc. 4,701 3,135,567
Microsoft Corp. 125,045 63,359,051
Oracle Corp. 27,376 6,190,535
Palantir Technologies, Inc.,
Class
a
A* 35,775 5,606,300
Palo Alto Networks, Inc.* 11,146 2,123,536
PTC, Inc.* 2,022 431,697
Roper Technologies, Inc. 1,815 955,253
Salesforce, Inc. 16,144 4,136,900
ServiceNow, Inc.* 3,465 3,178,999
Synopsys, Inc.* 3,103 1,872,723
Tyler Technologies, Inc.* 715 402,459
Workday, Inc., Class
a
A* 3,659 844,570
101,789,757
Specialized REITs — 0.8%
American Tower Corp., REIT 7,865 1,603,280
Crown Castle, Inc., REIT 7,320 725,705
Digital Realty Trust, Inc., REIT 5,317 891,342
Equinix, Inc., REIT 1,655 1,301,144
Extra Space Storage, Inc., REIT 3,585 514,734
Iron Mountain, Inc., REIT 4,959 457,865
Public Storage, REIT 2,652 781,253
SBA Communications Corp.,
Class
a
A, REIT 1,814 371,598
VICI Properties, Inc., Class
a
A,
REIT 17,796 601,149
Weyerhaeuser Co., REIT 12,198 315,562
7,563,632
Specialty Retail — 1.8%
AutoZone, Inc.* 277 1,162,993
Best Buy Co., Inc. 3,228 237,710
CarMax, Inc.* 2,560 157,056
Home Depot, Inc. (The) 16,714 6,798,754
Lowe's Cos., Inc. 9,414 2,429,377

S&P 500
®
HIGH INCOME ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
O'Reilly Automotive, Inc.* 14,376 $ 1,490,504
Ross Stores, Inc. 5,522 812,617
TJX Cos., Inc. (The) 18,782 2,565,809
Tractor Supply Co. 8,926 551,270
Ulta Beauty, Inc.* 751 370,040
Williams-Sonoma, Inc. 2,072 389,929
16,966,059
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc. 251,281 58,332,371
Dell Technologies, Inc., Class
a
C 5,034 614,903
Hewlett Packard Enterprise Co. 22,114 499,113
HP, Inc. 15,873 453,015
NetApp, Inc. 3,408 384,388
Seagate Technology Holdings
plc 3,585 600,129
Super Micro Computer, Inc.* 8,644 359,072
Western Digital Corp. 5,887 472,962
61,715,953
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 2,550 305,056
Lululemon Athletica, Inc.* 1,867 377,507
NIKE, Inc., Class
a
B 19,829 1,534,170
Ralph Lauren Corp., Class
a
A 661 196,271
Tapestry, Inc. 3,501 356,472
2,769,476
Tobacco — 0.7%
Altria Group, Inc. 28,334 1,904,328
Philip Morris International, Inc. 26,180 4,375,464
6,279,792
Trading Companies & Distributors — 0.3%
Fastenal Co. 19,293 958,090
United Rentals, Inc. 1,080 1,032,847
WW Grainger, Inc. 725 734,788
2,725,725
Water Utilities — 0.1%
American Water Works Co., Inc. 3,268 468,991
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 8,007 2,017,684
Total Common Stocks
(Cost $825,275,653)
921,495,128
Number of
Rights
Rights — 0 .0%
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance,
Inc., CVR*‡
(Cost $–) 35 —
Investments
Shares Value
Securities Lending Reinvestments (d) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (e)
(Cost $89,241) 89,241 $ 89,241
Principal
Amount
Short-Term Investments — 4 .8%
Repurchase Agreements (f) — 4 .8%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $45,876,836
(Cost $45,854,901) $ 45,854,901
45,854,901
Total Investments — 101.9%
(Cost $871,219,795) 967,439,270
Liabilities in excess of other assets — (1.9%) (18,407,386)
Net Assets — 100.0% $ 949,031,884
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $313,944,946.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $90,419, collateralized in the form of cash with a value of $89,241 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments. The market value of the loaned securities is determined at the close of each business day of the Fund
and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(d) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $89,241.
(e) Rate shown is the 7-day yield as of August 31, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust

AUGUST 31, 2025 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Futures Contracts Purchased
S&P 500
®
High Income ETF had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 75 9/19/2025 U.S. Dollar $ 24,272,813 $ 1,617,564
Swap Agreements
S&P 500
®
High Income ETF had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
116,424,245 11/6/2025 BNP Paribas N/A
S&P 500
®
Daily Covered Call
Index (3,613,854)
828,977,631 12/11/2025 Goldman Sachs International N/A
S&P 500
®
Daily Covered Call
Index (23,978,473)
945,401,876 (27,592,327)
Total Unrealized
Depreciation
(27,592,327)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

S&P GLOBAL CORE BATTERY METALS ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ION
::
Investments
Shares Value
Common Stocks — 99 .7%
Broadline Retail — 0.7%
Wesfarmers Ltd. 320 $ 19,227
Chemicals — 22.6%
Albemarle Corp. 962 81,693
Chengxin Lithium Group Co.
Ltd., Class
a
A* 30,800 73,926
Ganfeng Lithium Group Co.
Ltd., Class
a
H(a) 21,649 87,090
Qinghai Salt Lake Industry Co.
Ltd., Class
a
A* 24,800 70,512
Sichuan Yahua Industrial Group
Co. Ltd., Class
a
A 13,900 27,302
Sociedad Quimica y Minera de
Chile SA, ADR* 1,862 84,740
Tianqi Lithium Corp., Class
a
A* 14,300 88,133
Zangge Mining Co. Ltd.,
Class
a
A 11,300 85,406
598,802
Construction & Engineering — 0.6%
Metallurgical Corp. of China
Ltd., Class
a
H 51,008 14,853
Electrical Equipment — 2.6%
Contemporary Amperex
Technology Co. Ltd., Class
a
A 400 17,171
Zhejiang Huayou Cobalt Co.
Ltd., Class
a
A 7,800 52,545
69,716
Metals & Mining — 72.2%
African Rainbow Minerals Ltd. 6,094 62,799
AMG Critical Materials NV 1,848 56,773
Aneka Tambang Tbk. 275,550 50,799
Anglo American plc 1,040 32,021
BHP Group Ltd. 948 26,796
Boliden AB* 1,181 40,654
China Nonferrous Mining Corp.
Ltd. 38,829 51,603
CMOC Group Ltd., Class
a
H 44,559 67,963
Eramet SA*(b) 937 55,906
First Quantum Minerals Ltd.* 2,646 46,375
Franco-Nevada Corp. 130 24,501
Glencore plc 6,045 23,874
IGO Ltd. 26,238 89,635
Impala Platinum Holdings Ltd.* 3,790 34,260
Jinchuan Group International
Resources Co. Ltd.*‡ 1,057,129 86,789
KGHM Polska Miedz SA* 353 12,400
Liontown Resources Ltd.* 157,318 96,779
Lundin Mining Corp. 4,118 47,646
Mineral Resources Ltd.* 3,795 92,888
Mitsui Mining & Smelting Co.
Ltd. 267 19,123
MMG Ltd.* 59,839 39,609
Northam Platinum Holdings Ltd. 2,721 30,441
Pacific Metals Co. Ltd. 6,560 93,877
Pilbara Minerals Ltd.* 76,179 122,146
Investments
Shares Value
Common Stocks (continued)
POSCO Holdings, Inc., ADR 82 $ 4,230
Sibanye Stillwater Ltd.* 14,541 27,483
Sigma Lithium Corp.* 14,097 94,591
Sinomine Resource Group Co.
Ltd., Class
a
A 10,500 60,988
South32 Ltd. 26,273 46,769
Sumitomo Metal Mining Co.
Ltd. 332 9,116
Tibet Mineral Development Co.
Ltd., Class
a
A 25,100 77,242
Timah Tbk. PT 767,449 47,471
Vale Indonesia Tbk. PT 360,147 81,683
Vale SA, Class
a
B, ADR 3,338 34,315
Valterra Platinum Ltd. 847 38,794
Xizang Zhufeng Resources Co.
Ltd., Class
a
A 37,700 65,540
Zijin Mining Group Co. Ltd.,
Class
a
H 7,552 24,781
1,918,660
Trading Companies & Distributors — 1.0%
Sojitz Corp. 258 6,861
Sumitomo Corp. 565 15,944
Toyota Tsusho Corp. 144 3,892
26,697
Total Common Stocks
(Cost $2,090,907)
2,647,955
Securities Lending Reinvestments (c) — 1 .8%
Investment Companies — 1 .8%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (d)
(Cost $48,183) 48,183 48,183
Total Investments — 101.5%
(Cost $2,139,090) 2,696,138
Liabilities in excess of other assets — (1.5%) (39,191)
Net Assets — 100.0% $ 2,656,947
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $45,524, collateralized in the form of cash with a value of $48,183 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $48,183.
(d) Rate shown is the 7-day yield as of August 31, 2025.
Abbreviations
ADR American Depositary Receipt

AUGUST 31, 2025 (Unaudited) :: S&P GLOBAL CORE BATTERY METALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ION
::
S&P Global Core Battery Metals ETF invested, as a percentage of net assets, in the following countries as of August 31, 2025:
China 35 .8%
Australia 18 .6%
Canada 8 .0%
South Africa 7 .3%
Indonesia 6 .8%
Japan 5 .6%
Chile 3 .2%
United States 3 .1%
Netherlands 2 .1%
France 2 .1%
United Kingdom 2 .1%
Sweden 1 .5%
Hong Kong 1 .5%
Brazil 1 .3%
Poland 0 .5%
South Korea 0 .2%
Other
a
0 .3%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

S&P KENSHO CLEANTECH ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CTEX
::
Investments
Shares Value
Common Stocks — 99 .7%
Automobiles — 2.1%
Tesla, Inc.* 83 $ 27,711
Building Products — 2.2%
Gibraltar Industries, Inc.* 467 29,230
Construction & Engineering — 5.8%
Arcosa, Inc. 452 44,725
Valmont Industries, Inc. 89 32,674
77,399
Diversified Consumer Services — 2.2%
ADT, Inc. 3,364 29,300
Electric Utilities — 0.6%
Genie Energy Ltd., Class
a
B 575 8,798
Electrical Equipment — 49.0%
American Superconductor
Corp.* 1,160 57,884
Array Technologies, Inc.* 5,155 46,447
Ballard Power Systems, Inc.* 28,619 57,811
Bloom Energy Corp., Class
a
A* 2,082 110,221
Eos Energy Enterprises, Inc.* 6,377 44,001
Fluence Energy, Inc.*(a) 5,373 39,760
GE Vernova, Inc. 88 53,941
Generac Holdings, Inc.* 313 57,983
NEXTracker, Inc., Class
a
A* 670 45,064
Shoals Technologies Group,
Inc., Class
a
A* 8,263 53,792
Sunrun, Inc.* 3,426 54,713
T1 Energy, Inc.* 19,010 31,367
652,984
Electronic Equipment, Instruments & Components — 3.0%
Corning, Inc. 597 40,017
Energy Equipment & Services — 2.3%
Tenaris SA, ADR 859 31,087
Independent Power and Renewable Electricity Producers — 3.7%
Ormat Technologies, Inc. 539 49,529
Machinery — 4.5%
Cummins, Inc. 86 34,266
Hyster-Yale, Inc. 681 25,537
59,803
Semiconductors & Semiconductor Equipment — 24.3%
Applied Materials, Inc. 174 27,972
Canadian Solar, Inc.* 3,640 35,599
Daqo New Energy Corp., ADR* 2,786 70,625
Enphase Energy, Inc.* 806 30,386
First Solar, Inc.* 237 46,260
JinkoSolar Holding Co. Ltd.,
ADR 2,083 48,055
Investments
Shares Value
Common Stocks (continued)
SolarEdge Technologies, Inc.*(a) 1,926 $ 65,138
324,035
Total Common Stocks
(Cost $991,857)
1,329,893
Securities Lending Reinvestments (b) — 0 .5%
Investment Companies — 0 .5%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (c)
(Cost $6,384) 6,384 6,384
Total Investments — 100.2%
(Cost $998,241) 1,336,277
Liabilities in excess of other assets — (0.2%) (3,079)
Net Assets — 100.0% $ 1,333,198
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2025. The total value of securities on loan at August 31,
2025 was $100,875, collateralized in the form of cash with a value of $6,384 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $103,514 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from September 4, 2025 – August 15, 2054. The total value of collateral is $109,898.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $6,384.
(c) Rate shown is the 7-day yield as of August 31, 2025.
Abbreviations
ADR American Depositary Receipt

AUGUST 31, 2025 (Unaudited) :: S&P KENSHO CLEANTECH ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CTEX
::
S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of August 31, 2025:
United States 81 .5%
China 8 .9%
Canada 7 .0%
Norway 2 .3%
Other
a
0 .3%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

S&P KENSHO SMART FACTORIES ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MAKX
::
Investments
Shares Value
Common Stocks — 99 .7%
Electrical Equipment — 13.5%
Allient, Inc. 837 $ 37,983
Emerson Electric Co. 503 66,396
Rockwell Automation, Inc. 195 66,969
171,348
Electronic Equipment, Instruments & Components — 31.2%
Cognex Corp. 1,943 85,375
Ouster, Inc.* 6,684 190,695
Sanmina Corp.* 432 50,769
Zebra Technologies Corp.,
Class
a
A* 215 68,174
395,013
Machinery — 14.1%
3D Systems Corp.*(a) 28,168 64,786
Dover Corp. 201 35,951
Flowserve Corp. 737 39,547
Stratasys Ltd.* 3,538 37,680
177,964
Metals & Mining — 3.0%
POSCO Holdings, Inc., ADR 739 38,125
Semiconductors & Semiconductor Equipment — 15.1%
Ambarella, Inc.* 674 55,591
Applied Materials, Inc. 221 35,528
ON Semiconductor Corp.* 886 43,937
Tower Semiconductor Ltd.* 956 56,232
191,288
Software — 13.2%
Autodesk, Inc.* 195 61,367
Materialise NV, ADR* 3,326 16,996
PTC, Inc.* 214 45,689
Synopsys, Inc.* 72 43,453
167,505
Investments
Shares Value
Common Stocks (continued)
Trading Companies & Distributors — 3.3%
Applied Industrial Technologies,
Inc. 159 $ 41,909
Wireless Telecommunication Services — 6.3%
SK Telecom Co. Ltd., ADR 2,039 43,920
Turkcell Iletisim Hizmetleri A/S,
ADR 6,012 35,351
79,271
Total Common Stocks
(Cost $990,298)
1,262,423
Securities Lending Reinvestments (b) — 5 .4%
Investment Companies — 5 .4%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (c)
(Cost $68,493) 68,493 68,493
Total Investments — 105.1%
(Cost $1,058,791) 1,330,916
Liabilities in excess of other assets — (5.1%) (64,958)
Net Assets — 100.0% $ 1,265,958
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2025. The total value of securities on loan at August 31, 2025 was $63,013, collateralized in the form of cash with a value of $68,493 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $68,493.
(c) Rate shown is the 7-day yield as of August 31, 2025.
Abbreviations
ADR American Depositary Receipt
S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of August 31, 2025:
United States 84 .7%
South Korea 6 .5%
Israel 4 .4%
Turkiye 2 .8%
Belgium 1 .3%
Other
a
0 .3%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2025 (Unaudited) :: S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REGL
::
Investments
Shares Value
Common Stocks — 99 .8%
Automobiles — 2.2%
Thor Industries, Inc. 372,561 $ 40,832,686
Banks — 13.5%
Bank OZK 669,567 35,132,181
Commerce Bancshares, Inc. 564,428 34,960,670
Cullen/Frost Bankers, Inc. 257,586 33,236,322
International Bancshares Corp. 508,084 36,348,329
Prosperity Bancshares, Inc. 515,822 35,658,775
UMB Financial Corp. 322,667 39,333,107
United Bankshares, Inc. 952,835 36,531,694
251,201,078
Building Products — 1.7%
Carlisle Cos., Inc. 81,171 31,323,077
Capital Markets — 3.9%
Evercore, Inc., Class
a
A 116,009 37,302,694
SEI Investments Co. 388,245 34,274,268
71,576,962
Chemicals — 3.9%
RPM International, Inc. 284,284 35,623,628
Westlake Corp. 424,086 37,243,233
72,866,861
Commercial Services & Supplies — 3.8%
MSA Safety, Inc. 197,118 33,628,331
RB Global, Inc. 320,798 36,744,203
70,372,534
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc. 66,270 32,771,840
Containers & Packaging — 5.0%
AptarGroup, Inc. 215,456 30,006,557
Silgan Holdings, Inc. 629,668 29,544,022
Sonoco Products Co. 717,671 33,909,955
93,460,534
Electric Utilities — 3.9%
OGE Energy Corp. 776,145 34,662,636
Portland General Electric Co. 877,532 37,540,819
72,203,455
Food Products — 3.6%
Flowers Foods, Inc. 2,153,457 32,387,993
Marzetti Co. (The) 192,609 35,170,404
67,558,397
Gas Utilities — 9.4%
National Fuel Gas Co. 399,919 34,688,974
New Jersey Resources Corp. 759,744 35,928,294
ONE Gas, Inc. 477,467 36,526,226
Spire, Inc. 454,374 34,805,048
UGI Corp. 972,777 33,696,995
175,645,537
Investments
Shares Value
Common Stocks (continued)
Ground Transportation — 2.0%
Ryder System, Inc. 196,828 $ 36,909,187
Health Care Providers & Services — 4.2%
Chemed Corp. 75,295 34,481,345
Ensign Group, Inc. (The) 253,060 43,470,647
77,951,992
Insurance — 13.4%
American Financial Group, Inc. 277,206 37,661,207
Hanover Insurance Group, Inc.
(The) 213,599 37,055,155
Old Republic International
Corp. 975,501 38,990,775
Reinsurance Group of America,
Inc. 179,890 35,040,773
RenaissanceRe Holdings Ltd. 145,880 35,447,381
RLI Corp. 514,380 34,838,957
Unum Group 435,751 30,441,565
249,475,813
Leisure Products — 2.1%
Polaris, Inc. 702,772 39,762,840
Machinery — 8.0%
Donaldson Co., Inc. 489,048 38,962,454
Graco, Inc. 410,939 35,090,081
Lincoln Electric Holdings, Inc. 155,720 37,782,344
Toro Co. (The) 466,855 37,843,266
149,678,145
Metals & Mining — 2.2%
Royal Gold, Inc. 224,112 40,246,033
Multi-Utilities — 4.1%
Black Hills Corp. 619,369 37,044,460
Northwestern Energy Group,
Inc. 669,050 38,477,065
75,521,525
Oil, Gas & Consumable Fuels — 1.9%
DT Midstream, Inc. 346,183 36,065,345
Pharmaceuticals — 1.6%
Perrigo Co. plc 1,240,287 29,444,413
Residential REITs — 1.9%
Equity LifeStyle Properties, Inc.,
REIT 581,952 35,085,886
Retail REITs — 1.9%
NNN REIT, Inc. 816,120 35,019,709
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies,
Inc. 130,057 34,280,424

S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REGL
::
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 2.0%
Essential Utilities, Inc. 937,968 $ 37,059,116
Total Common Stocks
(Cost $1,626,791,845)
1,856,313,389
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $1,155,068
(Cost $1,154,515) $ 1,154,515
1,154,515
Total Investments — 99.9%
(Cost $1,627,946,360) 1,857,467,904
Other assets less liabilities — 0.1% 2,286,482
Net Assets — 100.0% $ 1,859,754,386
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2025 (Unaudited) :: S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TDV
::
Investments
Shares Value
Common Stocks — 99 .8%
Communications Equipment — 5.6%
Cisco Systems, Inc. 98,230 $ 6,786,711
Motorola Solutions, Inc. 15,898 7,511,169
14,297,880
Electronic Equipment, Instruments & Components — 19.5%
Amphenol Corp., Class
a
A 65,783 7,161,138
Avnet, Inc. 121,669 6,639,477
Badger Meter, Inc. 32,692 5,980,021
CDW Corp. 37,182 6,126,106
Cognex Corp. 195,429 8,587,150
Littelfuse, Inc. 28,993 7,533,251
TE Connectivity plc 37,100 7,661,150
49,688,293
Financial Services — 10.4%
Cass Information Systems, Inc. 155,346 6,698,519
Jack Henry & Associates, Inc. 37,078 6,053,354
Mastercard, Inc., Class
a
A 11,983 7,133,360
Visa, Inc., Class
a
A 19,029 6,694,022
26,579,255
IT Services — 4.6%
Accenture plc, Class
a
A 23,333 6,065,880
International Business
Machines Corp. 23,746 5,781,914
11,847,794
Professional Services — 10.8%
Broadridge Financial Solutions,
Inc. 27,429 7,011,401
CSG Systems International, Inc. 107,418 6,891,939
Genpact Ltd. 146,252 6,631,066
SS&C Technologies Holdings,
Inc. 80,213 7,111,684
27,646,090
Semiconductors & Semiconductor Equipment — 30.8%
Analog Devices, Inc. 28,426 7,143,738
Applied Materials, Inc. 35,778 5,751,671
Broadcom, Inc. 24,033 7,147,174
KLA Corp. 7,504 6,543,488
Lam Research Corp. 68,538 6,864,081
Microchip Technology, Inc. 88,964 5,782,660
Monolithic Power Systems, Inc. 9,300 7,772,568
Power Integrations, Inc. 123,966 5,590,867
QUALCOMM, Inc. 42,378 6,811,416
Skyworks Solutions, Inc. 91,243 6,837,750
Texas Instruments, Inc. 31,153 6,307,859
Universal Display Corp. 44,133 6,116,393
78,669,665
Software — 12.3%
Dolby Laboratories, Inc.,
Class
a
A 87,396 6,264,545
Intuit, Inc. 8,731 5,823,577
Microsoft Corp. 13,252 6,714,656
Oracle Corp. 28,122 6,359,228
Investments
Shares Value
Common Stocks (continued)
Roper Technologies, Inc. 11,875 $ 6,249,931
31,411,937
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc. 31,229 7,249,500
HP, Inc. 263,496 7,520,176
14,769,676
Total Common Stocks
(Cost $215,926,516)
254,910,590
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $379,724
(Cost $379,541) $ 379,541
379,541
Total Investments — 99.9%
(Cost $216,306,057) 255,290,131
Other assets less liabilities — 0.1% 215,649
Net Assets — 100.0% $ 255,505,780
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

SMART MATERIALS ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINT
::
Investments
Shares Value
Common Stocks — 99 .6%
Aerospace & Defense — 4.7%
Hexcel Corp. 1,219 $ 76,980
Chemicals — 49.8%
Akzo Nobel NV 957 66,056
Arkema SA 817 57,922
Axalta Coating Systems Ltd.* 1,926 60,207
Cabot Corp. 774 63,128
Chemours Co. (The) 3,033 46,708
Hansol Chemical Co. Ltd. 232 29,587
Ingevity Corp.* 740 43,201
LG Chem Ltd. 391 78,045
OCI Co. Ltd. 183 7,055
OCI Holdings Co. Ltd. 385 24,231
PPG Industries, Inc. 598 66,516
RPM International, Inc. 587 73,557
Sika AG (Registered) 247 57,262
Solvay SA 1,638 53,848
Syensqo SA 894 78,944
806,267
Electrical Equipment — 5.6%
Mersen SA 500 14,185
NIDEC Corp. 3,515 76,804
90,989
Electronic Equipment, Instruments & Components — 11.2%
Corning, Inc. 1,387 92,971
LG Display Co. Ltd.* 10,186 87,921
180,892
Industrial Conglomerates — 4.3%
3M Co. 445 69,211
Metals & Mining — 2.6%
Constellium SE, Class
a
A* 2,901 42,035
Pharmaceuticals — 3.8%
Merck & Co., Inc. 741 62,333
Semiconductors & Semiconductor Equipment — 17.6%
Applied Materials, Inc. 403 64,786
Duk San Neolux Co. Ltd.* 508 17,284
Innox Advanced Materials Co.
Ltd. 414 7,087
Jusung Engineering Co. Ltd. 967 19,058
LX Semicon Co. Ltd. 333 12,887
NVIDIA Corp. 552 96,147
Universal Display Corp. 485 67,216
284,465
Total Common Stocks
(Cost $1,614,142)
1,613,172
Total Investments — 99.6%
(Cost $1,614,142) 1,613,172
Other assets less liabilities — 0.4% 6,753
Net Assets — 100.0% $ 1,619,925
* Non-income producing security.

AUGUST 31, 2025 (Unaudited) :: SMART MATERIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINT
::
Smart Materials ETF invested, as a percentage of net assets, in the following countries as of August 31, 2025:
United States 54 .5%
South Korea 17 .5%
Belgium 8 .2%
France 7 .1%
Japan 4 .7%
Netherlands 4 .1%
Switzerland 3 .5%
Other
a
0 .4%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

SUPPLY CHAIN LOGISTICS ETF :: AUGUST 31, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SUPL
::
Investments
Shares Value
Common Stocks — 95 .6%
Air Freight & Logistics — 28.0%
CH Robinson Worldwide, Inc. 258 $ 33,205
Deutsche Post AG 908 41,301
Expeditors International of
Washington, Inc. 299 36,041
FedEx Corp. 192 44,365
GXO Logistics, Inc.* 248 13,057
InPost SA* 488 7,085
J&T Global Express Ltd.* 11,505 15,349
JD Logistics, Inc.*(a) 5,053 8,316
Mainfreight Ltd. 180 6,302
SG Holdings Co. Ltd. 645 6,975
United Parcel Service, Inc.,
Class
a
B 429 37,512
ZTO Express Cayman, Inc. 1,001 18,054
267,562
Commercial Services & Supplies — 5.0%
Brambles Ltd. 2,827 48,011
Ground Transportation — 42.4%
Aurizon Holdings Ltd. 3,846 8,155
Canadian National Railway Co. 402 38,917
Canadian Pacific Kansas City
Ltd.*(b) 515 39,228
CSX Corp. 1,309 42,555
Full Truck Alliance Co. Ltd.,
ADR 1,953 25,487
JB Hunt Transport Services,
Inc. 173 25,083
Knight-Swift Transportation
Holdings, Inc., Class
a
A 342 15,014
Landstar System, Inc. 75 9,925
Norfolk Southern Corp. 168 47,037
Old Dominion Freight Line, Inc. 263 39,705
Rumo SA 2,654 7,122
Saia, Inc.* 58 17,195
TFI International, Inc. 172 16,296
Union Pacific Corp. 188 42,031
XPO, Inc.* 251 32,555
406,305
Hotels, Restaurants & Leisure — 4.3%
Amadeus IT Group SA 494 41,380
Marine Transportation — 15.9%
AP Moller - Maersk A/S,
Class
a
B 9 18,527
COSCO SHIPPING Holdings
Co. Ltd., Class
a
H 5,711 9,927
Evergreen Marine Corp. Taiwan
Ltd. 3,740 22,695
HMM Co. Ltd. 1,317 20,936
Kawasaki Kisen Kaisha Ltd.*(b) 1,182 18,246
Kuehne + Nagel International
AG (Registered) 103 20,957
Matson, Inc. 69 7,179
SITC International Holdings
Co. Ltd. 2,810 9,905
Investments
Shares Value
Common Stocks (continued)
Wan Hai Lines Ltd. 5,073 $ 13,741
Yang Ming Marine Transport
Corp. 5,161 9,741
151,854
Total Common Stocks
(Cost $874,404)
915,112
Master Limited Partnerships — 3 .3%
Multi-Utilities — 3.3%
Brookfield Infrastructure
Partners LP (Cost $32,908) 1,007 31,670
Securities Lending Reinvestments (c) — 4 .2%
Investment Companies — 4 .2%
Invesco Government & Agency Portfolio,
Institutional Class 4.20% (d)
(Cost $40,665) 40,665 40,665
Total Investments — 103.1%
(Cost $947,977) 987,447
Liabilities in excess of other assets — (3.1%) (29,600)
Net Assets — 100.0% $ 957,847
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at August
31, 2025. The total value of securities on loan at August 31,
2025 was $56,633, collateralized in the form of cash with a
value of $40,665 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $19,098 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 4.88%, and maturity dates ranging from
September 30, 2025 – February 15, 2055. The total value of
collateral is $59,763.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2025. The total value of
securities purchased was $40,665.
(d) Rate shown is the 7-day yield as of August 31, 2025.

AUGUST 31, 2025 (Unaudited) :: SUPPLY CHAIN LOGISTICS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SUPL
::
Supply Chain Logistics ETF invested, as a percentage of net assets, in the following countries as of August 31, 2025:
United States 52 .2%
Canada 9 .9%
Australia 5 .9%
China 5 .6%
Taiwan 4 .8%
Spain 4 .3%
Germany 4 .3%
Japan 2 .6%
Switzerland 2 .2%
South Korea 2 .2%
Denmark 1 .9%
Hong Kong 0 .9%
Brazil 0 .7%
Netherlands 0 .7%
New Zealand 0 .7%
Other
a
1 .1%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

186 :: AUGUST 31, 2025 (Unaudited) :: NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in re-
purchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On August 31, 2025, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
A
Bank of
America
Securities,
Inc., 4%,
dated
08/29/2025
due
09/02/2025
(a)
Bank of
America
Securities,
Inc., 4.32%,
dated
08/29/2025
due
09/02/2025
(b)
Barclays
Capital, Inc.,
4.31%, dated
08/29/2025
due
09/02/2025
(c)
BNP Paribas
Securities
Corp.,
4.32%, dated
08/29/2025
due
09/02/2025
(d)
CF Secured
LLC, 4.31%,
dated
08/29/2025 due
09/02/2025
(e)
Natixis New
York Branch,
4.31%, dated
08/29/2025
due
09/02/2025
(f)
Total
Decline of the Retail Store ETF
..............
$ 57,317
$ 315,241 $ 143,291 $ 229,266 $ 944,710 $ 716,457 $ 2,406,282
DJ Brookfield Global Infrastructure ETF
.........
11,202
61,613 28,006 44,809 184,640 140,029 470,299
Equities for Rising Rates ETF
...............
103
567 258 411 1,698 1,288 4,325
Global Listed Private Equity ETF
.............
2,301
12,654 5,752 9,202 37,922 28,760 96,591
Hedge Replication ETF
...................
84,108
462,592 210,270 336,431 1,386,291 1,051,347 3,531,039
High Yield-Interest Rate Hedged
.............
86,696
476,829 216,740 346,785 1,428,954 1,083,702 3,639,706
Inflation Expectations ETF
.................
568,768
3,128,222 1,421,919 2,275,072 9,374,610 7,109,597 23,878,188
Investment Grade-Interest Rate Hedged
........
35,173
193,449 87,931 140,690 579,725 439,657 1,476,625
K-1 Free Crude Oil ETF
...................
1,276,498
7,020,743 3,191,247 5,105,995 21,039,655 15,956,233 53,590,371
Large Cap Core Plus
.....................
578,710
3,182,907 1,446,776 2,314,841 9,538,486 7,233,879 24,295,599
Long Online/Short Stores ETF
...............
20,511
112,810 51,277 82,044 338,067 256,386 861,095
Merger ETF
...........................
7,886
43,375 19,716 31,545 129,986 98,580 331,088
MSCI EAFE Dividend Growers ETF
...........
5,239
28,816 13,098 20,957 86,355 65,490 219,955
MSCI Emerging Markets Dividend Growers ETF
...
972
5,346 2,430 3,889 16,021 12,150 40,808
MSCI Europe Dividend Growers ETF
..........
751
4,132 1,878 3,005 12,384 9,391 31,541
MSCI Transformational Changes ETF
..........
456
2,514 1,143 1,828 7,533 5,713 19,187
Nasdaq-100 Dorsey Wright Momentum ETF
.....

1,056 480 768 3,165 2,400 8,061
Nasdaq-100 Dynamic Buffer ETF
.............
16,739
92,066 41,848 66,957 275,902 209,241 702,753
Nasdaq-100 High Income ETF
..............
268,321
1,475,765 670,802 1,073,284 4,422,551 3,354,012 11,264,735
Online Retail ETF
.......................
1,004
5,524 2,511 4,017 16,555 12,555 42,166
Pet Care ETF
..........................
3,926
21,593 9,815 15,705 64,711 49,076 164,826
Russell 2000 Dividend Growers ETF
...........
4,014
22,078 10,035 16,057 66,164 50,177 168,525
Russell 2000 Dynamic Buffer ETF
............
6,565
36,105 16,411 26,258 108,198 82,057 275,594
Russell 2000 High Income ETF
..............
82,660
454,632 206,651 330,642 1,362,435 1,033,255 3,470,275
Russell U.S. Dividend Growers ETF
...........
111
615 280 448 1,845 1,399 4,698
S&P 500
®
Dividend Aristocrats ETF
...........
152,486
838,669 381,213 609,942 2,513,312 1,906,067 6,401,689
S&P 500
®
Dynamic Buffer ETF
..............
15,949
87,718 39,872 63,796 262,874 199,360 669,569

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS :: AUGUST 31, 2025 (Unaudited) :: 187
PROSHARES TRUST
Fund Name
A
Bank of
America
Securities,
Inc., 4%,
dated
08/29/2025
due
09/02/2025
(a)
Bank of
America
Securities,
Inc., 4.32%,
dated
08/29/2025
due
09/02/2025
(b)
Barclays
Capital, Inc.,
4.31%, dated
08/29/2025
due
09/02/2025
(c)
BNP Paribas
Securities
Corp.,
4.32%, dated
08/29/2025
due
09/02/2025
(d)
CF Secured
LLC, 4.31%,
dated
08/29/2025 due
09/02/2025
(e)
Natixis New
York Branch,
4.31%, dated
08/29/2025
due
09/02/2025
(f)
Total
S&P 500
®
Ex-Energy ETF
..................
$ 1,719
$ 9,455 $ 4,298 $ 6,875 $ 28,334 $ 21,488 $ 72,169
S&P 500
®
Ex-Financials ETF
................
2,051
11,282 5,128 8,205 33,811 25,642 86,119
S&P 500
®
Ex-Health Care ETF
...............

3,105 1,411 2,258 9,304 7,056 23,699
S&P 500
®
Ex-Technology ETF
...............
1,044
5,742 2,610 4,175 17,206 13,049 43,826
S&P 500
®
High Income ETF
................
1,092,243
6,007,338 2,730,608 4,368,973 18,002,699 13,653,040 45,854,901
S&P MidCap 400
®
Dividend Aristocrats ETF
......
27,500
151,250 68,750 110,000 453,265 343,750 1,154,515
S&P Technology Dividend Aristocrats ETF
.......
9,041
49,723 22,601 36,162 149,008 113,006 379,541
$ 4,422,821 $ 24,325,526 $ 11,057,056 $ 17,691,292 $ 72,898,376 $ 55,285,289 $ 185,680,360
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2025 as follows:
(a) U.S. Treasury Bonds, 0% to 4.75%, due 5/15/2032 to 2/15/2052; U.S. Treasury Notes, 1.13% to 4.25%, due 1/15/2026 to 11/15/2032, which had an aggregate value at the Trust level of $102,000,000.
(b) U.S. Treasury Bonds, 0%, due 11/15/2039 to 11/15/2051; U.S. Treasury Notes, 2.38% to 4.30%, due 7/31/2027 to 10/15/2028, which had an aggregate value at the Trust level of $561,000,000.
(c) U.S. Treasury Notes,  4.25%, due 6/30/2031, which had an aggregate value at the Trust level of $255,000,050.
(d) U.S. Treasury Bills, 0%, due 1/2/2026; U.S. Treasury Bonds, 0% to 0.88%, due 8/15/2027 to 5/15/2055; U.S. Treasury Notes, 0.50% to
4.50%, due 7/15/2026 to 5/15/2035, which had an aggregate value at the Trust level of $408,000,000.
(e) U.S. Treasury Bills, 0%, due 9/4/2025 to 7/9/2026; U.S. Treasury Bonds, 0% to 6.75%, due 8/31/2025 to 8/15/2055; U.S. Treasury Notes,
0.13% to 5%, due 8/31/2025 to 8/15/2035, which had an aggregate value at the Trust level of $1,682,001,662.
(f) U.S. Treasury Bills, 0%, due 10/9/2025 to 4/16/2026; U.S. Treasury Bonds, 0% to 4.75%, due 11/15/2028 to 8/15/2054; U.S. Treasury Notes,
0.63% to 5%, due 10/31/2025 to 1/15/2035, which had an aggregate value at the Trust level of $1,275,610,584.